UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02699
AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Active Allocation Fund
Class A: OAAAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class A)	$ 47	0.44%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 15.53%. For the same time period, the Custom Invesco Active Allocation Index (the "Benchmark") returned 18.82%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Tactical asset allocation |
The Fund's tactical asset allocation contributed positively to relative performance as the Fund's foreign exchange activity and fixed income derivatives were additive.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with the key detractors being the selection within global and international small and mid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class A) —including sales charge	9.17%	4.56%	6.96%
Invesco Active Allocation Fund (Class A) —excluding sales charge	15.53%	5.76%	7.57%
Custom Invesco Active Allocation Index	18.82%	9.09%	9.99%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Active Allocation Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Portfolio Series: Active Allocation Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,973,581,259
Total number of portfolio holdings	24
Total advisory fees paid	$ 1,634,660
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchse offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSAA-AR-A
Invesco Active Allocation Fund

Invesco Active Allocation Fund
Class C: OAACX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class C)	$ 129	1.20%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 14.63%. For the same time period, the Custom Invesco Active Allocation Index (the "Benchmark") returned 18.82%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Tactical asset allocation |
The Fund's tactical asset allocation contributed positively to relative performance as the Fund's foreign exchange activity and fixed income derivatives were additive.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with the key detractors being the selection within global and international small and mid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class C) —including sales charge	13.63%	4.96%	6.91%
Invesco Active Allocation Fund (Class C) —excluding sales charge	14.63%	4.96%	6.91%
Custom Invesco Active Allocation Index	18.82%	9.09%	9.99%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Active Allocation Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Portfolio Series: Active Allocation Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,973,581,259
Total number of portfolio holdings	24
Total advisory fees paid	$ 1,634,660
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchse offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSAA-AR-C
Invesco Active Allocation Fund

Invesco Active Allocation Fund
Class R: OAANX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class R)	$ 75	0.70%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R shares of the Fund returned 15.20%. For the same time period, the Custom Invesco Active Allocation Index (the "Benchmark") returned 18.82%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Tactical asset allocation |
The Fund's tactical asset allocation contributed positively to relative performance as the Fund's foreign exchange activity and fixed income derivatives were additive.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with the key detractors being the selection within global and international small and mid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class R)	15.20%	5.49%	7.30%
Custom Invesco Active Allocation Index	18.82%	9.09%	9.99%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Active Allocation Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Portfolio Series: Active Allocation Fund (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,973,581,259
Total number of portfolio holdings	24
Total advisory fees paid	$ 1,634,660
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchse offers.
Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the
QR
code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSAA-AR-R
Invesco Active Allocation Fund

Invesco Active Allocation Fund
Class Y: OAAYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class Y)	$ 22	0.20%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 15.76%. For the same time period, the Custom Invesco Active Allocation Index (the "Benchmark") returned 18.82%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Tactical asset allocation |
The Fund's tactical asset allocation contributed positively to relative performance as the Fund's foreign exchange activity and fixed income derivatives were additive.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with the key detractors being the selection within global and international small and mid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class Y)	15.76%	6.02%	7.82%
Custom Invesco Active Allocation Index	18.82%	9.09%	9.99%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Active Allocation Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Portfolio Series: Active Allocation Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,973,581,259
Total number of portfolio holdings	24
Total advisory fees paid	$ 1,634,660
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchse offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to s hare
holders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSAA-AR-Y
Invesco Active Allocation Fund

Invesco Active Allocation Fund
Class R5: PAAJX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class R5)	$ 23	0.21%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 15.72%. For the same time period, the Custom Invesco Active Allocation Index (the "Benchmark") returned 18.82%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Tactical asset allocation |
The Fund's tactical asset allocation contributed positively to relative performance as the Fund's foreign exchange activity and fixed income derivatives were additive.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with the key detractors being the selection within global and international small and mid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class R5)	15.72%	6.03%	7.76%
Custom Invesco Active Allocation Index	18.82%	9.09%	9.99%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Active Allocation Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Portfolio Series: Active Allocation Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,973,581,259
Total number of portfolio holdings	24
Total advisory fees paid	$ 1,634,660
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchse offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to sha rehold
ers with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSAA-AR-R5
Invesco Active Allocation Fund

Invesco Active Allocation Fund
Class R6: PAAQX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class R6)	$ 15	0.14%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 15.90%. For the same time period, the Custom Invesco Active Allocation Index (the "Benchmark") returned 18.82%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Tactical asset allocation |
The Fund's tactical asset allocation contributed positively to relative performance as the Fund's foreign exchange activity and fixed income derivatives were additive.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with the key detractors being the selection within global and international small and mid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class R6)	15.90%	6.08%	7.78%
Custom Invesco Active Allocation Index	18.82%	9.09%	9.99%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Active Allocation Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Portfolio Series: Active Allocation Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,973,581,259
Total number of portfolio holdings	24
Total advisory fees paid	$ 1,634,660
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you ma
y review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchse offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSAA-AR-R6
Invesco Active Allocation Fund

Invesco Convertible Securities Fund
Class A: CNSAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Convertible Securities Fund (Class A)	$ 103	0.95%
How Did The Fund Perform During The Period?
•
While 2025 was a year marked by uncertainty, key areas of resilience helped deliver strong returns for risk assets. Economic activity remained stronger than expected in the US and inflation continued to abate despite tariff induced fears of reignition. In this environment, supported by stable credit markets and strong equity performance, convertible securities performed well.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 15.84%. For the same time period, the ICE BofA US Convertible Index returned 17.98%.
What contributed to performance?
Seagate HDD Cayman  |
Seagate is a leader in mass-capacity data storage. An overweight position in Seagate benefited the Fund as the tech company surged on explosive demand for artificial intelligence-driven data-center storage and expanding margins.
AST SpaceMobile, Inc. |
AST SpaceMobile is a publicly traded satellite designer and manufacturer. An overweight position in the company contributed to relative performance as the company reached major deployment milestones and saw growing partnerships in the telecom space.
What detracted from performance?
Rocket Lab USA, Inc.
|
Rocket Lab is an end-to-end space company delivering reliable launch services, complete spacecraft design and manufacturing, satellite components, flight software, and more. An underweight position to Rocket Labs hurt the Fund as the company posted strong revenue growth. We exited our position during the period.
Bloom Energy Corp. |
Bloom's Energy Server generates power onsite, converting fuels like natural gas, biogas and hydrogen into electricity without combustion. An underweight position to Bloom Energy detracted from relative performance as the energy company saw continued demand growth for its fuel cell solutions.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Convertible Securities Fund (Class A) —including sales charge	9.46%	2.71%	8.69%
Invesco Convertible Securities Fund (Class A) —excluding sales charge	15.84%	3.88%	9.31%
ICE BofA US Convertible Index	17.98%	5.05%	11.22%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Prior to July 1, 2022, ICE BofA US Convertible Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, ICE BofA US Convertible Index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 720,987,050
Total number of portfolio holdings	133
Total advisory fees paid	$ 3,741,191
Portfolio turnover rate	114%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.35%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.84%
Lumentum Holdings, Inc., Conv., 0.38%, 03/15/2032	2.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.13%
Cloudflare, Inc., Conv. , 06/15/2030	1.87%
Snowflake, Inc., Conv. , 10/01/2029	1.66%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.57%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	1.54%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.51%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.48%
* Excluding money market f un d holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shar
ehol
der doc
ume
nts may be mailed to sha
rehol
ders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
MS-CSEC-AR-A
Invesco Convertible Securities Fund

Invesco Convertible Securities Fund
Class C: CNSCX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Convertible Securities Fund (Class C)	$ 182	1.69%
How Did The Fund Perform During The Period?
•
While 2025 was a year marked by uncertainty, key areas of resilience helped deliver strong returns for risk assets. Economic activity remained stronger than expected in the US and inflation continued to abate despite tariff induced fears of reignition. In this environment, supported by stable credit markets and strong equity performance, convertible securities performed well.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 15.01%. For the same time period, the ICE BofA US Convertible Index returned 17.98%.
What contributed to performance?
Seagate HDD Cayman  |
Seagate is a leader in mass-capacity data storage. An overweight position in Seagate benefited the Fund as the tech company surged on explosive demand for artificial intelligence-driven data-center storage and expanding margins.
AST SpaceMobile, Inc. |
AST SpaceMobile is a publicly traded satellite designer and manufacturer. An overweight position in the company contributed to relative performance as the company reached major deployment milestones and saw growing partnerships in the telecom space.
What detracted from performance?
Rocket Lab USA, Inc.
|
Rocket Lab is an end-to-end space company delivering reliable launch services, complete spacecraft design and manufacturing, satellite components, flight software, and more. An underweight position to Rocket Labs hurt the Fund as the company posted strong revenue growth. We exited our position during the period.
Bloom Energy Corp. |
Bloom's Energy Server generates power onsite, converting fuels like natural gas, biogas and hydrogen into electricity without combustion. An underweight position to Bloom Energy detracted from relative performance as the energy company saw continued demand growth for its fuel cell solutions.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Convertible Securities Fund (Class C) —including sales charge	14.01%	3.12%	8.66%
Invesco Convertible Securities Fund (Class C) —excluding sales charge	15.01%	3.12%	8.66%
ICE BofA US Convertible Index	17.98%	5.05%	11.22%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Prior to July 1, 2022, ICE BofA US Convertible Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, ICE BofA US Convertible Index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 720,987,050
Total number of portfolio holdings	133
Total advisory fees paid	$ 3,741,191
Portfolio turnover rate	114%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.35%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.84%
Lumentum Holdings, Inc., Conv., 0.38%, 03/15/2032	2.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.13%
Cloudflare, Inc., Conv. , 06/15/2030	1.87%
Snowflake, Inc., Conv. , 10/01/2029	1.66%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.57%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	1.54%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.51%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.48%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial infor
mation, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
MS-CSEC-AR-C
Invesco Convertible Securities Fund

Invesco Convertible Securities Fund
Class Y: CNSDX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Convertible Securities Fund (Class Y)	$ 76	0.70%
How Did The Fund Perform During The Period?
•
While 2025 was a year marked by uncertainty, key areas of resilience helped deliver strong returns for risk assets. Economic activity remained stronger than expected in the US and inflation continued to abate despite tariff induced fears of reignition. In this environment, supported by stable credit markets and strong equity performance, convertible securities performed well.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 16.14%. For the same time period, the ICE BofA US Convertible Index returned 17.98%.
What contributed to performance?
Seagate HDD Cayman  |
Seagate is a leader in mass-capacity data storage. An overweight position in Seagate benefited the Fund as the tech company surged on explosive demand for artificial intelligence-driven data-center storage and expanding margins.
AST SpaceMobile, Inc. |
AST SpaceMobile is a publicly traded satellite designer and manufacturer. An overweight position in the company contributed to relative performance as the company reached major deployment milestones and saw growing partnerships in the telecom space.
What detracted from performance?
Rocket Lab USA, Inc.
|
Rocket Lab is an end-to-end space company delivering reliable launch services, complete spacecraft design and manufacturing, satellite components, flight software, and more. An underweight position to Rocket Labs hurt the Fund as the company posted strong revenue growth. We exited our position during the period.
Bloom Energy Corp. |
Bloom's Energy Server generates power onsite, converting fuels like natural gas, biogas and hydrogen into electricity without combustion. An underweight position to Bloom Energy detracted from relative performance as the energy company saw continued demand growth for its fuel cell solutions.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Convertible Securities Fund (Class Y)	16.14%	4.13%	9.57%
ICE BofA US Convertible Index	17.98%	5.05%	11.22%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Prior to July 1, 2022, ICE BofA US Convertible Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, ICE BofA US Convertible Index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 720,987,050
Total number of portfolio holdings	133
Total advisory fees paid	$ 3,741,191
Portfolio turnover rate	114%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.35%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.84%
Lumentum Holdings, Inc., Conv., 0.38%, 03/15/2032	2.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.13%
Cloudflare, Inc., Conv. , 06/15/2030	1.87%
Snowflake, Inc., Conv. , 10/01/2029	1.66%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.57%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	1.54%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.51%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.48%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to sha
reholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
MS-CSEC-AR-Y
Invesco Convertible Securities Fund

Invesco Convertible Securities Fund
Class R5: CNSIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Convertible Securities Fund (Class R5)	$ 65	0.60%
How Did The Fund Perform During The Period?
•
While 2025 was a year marked by uncertainty, key areas of resilience helped deliver strong returns for risk assets. Economic activity remained stronger than expected in the US and inflation continued to abate despite tariff induced fears of reignition. In this environment, supported by stable credit markets and strong equity performance, convertible securities performed well.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 16.22%. For the same time period, the ICE BofA US Convertible Index returned 17.98%.
What contributed to performance?
Seagate HDD Cayman  |
Seagate is a leader in mass-capacity data storage. An overweight position in Seagate benefited the Fund as the tech company surged on explosive demand for artificial intelligence-driven data-center storage and expanding margins.
AST SpaceMobile, Inc. |
AST SpaceMobile is a publicly traded satellite designer and manufacturer. An overweight position in the company contributed to relative performance as the company reached major deployment milestones and saw growing partnerships in the telecom space.
What detracted from performance?
Rocket Lab USA, Inc.
|
Rocket Lab is an end-to-end space company delivering reliable launch services, complete spacecraft design and manufacturing, satellite components, flight software, and more. An underweight position to Rocket Labs hurt the Fund as the company posted strong revenue growth. We exited our position during the period.
Bloom Energy Corp. |
Bloom's Energy Server generates power onsite, converting fuels like natural gas, biogas and hydrogen into electricity without combustion. An underweight position to Bloom Energy detracted from relative performance as the energy company saw continued demand growth for its fuel cell solutions.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Convertible Securities Fund (Class R5)	16.22%	4.18%	9.61%
ICE BofA US Convertible Index	17.98%	5.05%	11.22%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Prior to July 1, 2022, ICE BofA US Convertible Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, ICE BofA US Convertible Index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 720,987,050
Total number of portfolio holdings	133
Total advisory fees paid	$ 3,741,191
Portfolio turnover rate	114%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.35%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.84%
Lumentum Holdings, Inc., Conv., 0.38%, 03/15/2032	2.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.13%
Cloudflare, Inc., Conv. , 06/15/2030	1.87%
Snowflake, Inc., Conv. , 10/01/2029	1.66%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.57%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	1.54%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.51%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.48%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial in for
mation, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
MS-CSEC-AR-R5
Invesco Convertible Securities Fund

Invesco Convertible Securities Fund
Class R6: CNSFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Convertible Securities Fund (Class R6)	$ 65	0.60%
How Did The Fund Perform During The Period?
•
While 2025 was a year marked by uncertainty, key areas of resilience helped deliver strong returns for risk assets. Economic activity remained stronger than expected in the US and inflation continued to abate despite tariff induced fears of reignition. In this environment, supported by stable credit markets and strong equity performance, convertible securities performed well.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 16.28%. For the same time period, the ICE BofA US Convertible Index returned 17.98%.
What contributed to performance?
Seagate HDD Cayman  |
Seagate is a leader in mass-capacity data storage. An overweight position in Seagate benefited the Fund as the tech company surged on explosive demand for artificial intelligence-driven data-center storage and expanding margins.
AST SpaceMobile, Inc. |
AST SpaceMobile is a publicly traded satellite designer and manufacturer. An overweight position in the company contributed to relative performance as the company reached major deployment milestones and saw growing partnerships in the telecom space.
What detracted from performance?
Rocket Lab USA, Inc.
|
Rocket Lab is an end-to-end space company delivering reliable launch services, complete spacecraft design and manufacturing, satellite components, flight software, and more. An underweight position to Rocket Labs hurt the Fund as the company posted strong revenue growth. We exited our position during the period.
Bloom Energy Corp. |
Bloom's Energy Server generates power onsite, converting fuels like natural gas, biogas and hydrogen into electricity without combustion. An underweight position to Bloom Energy detracted from relative performance as the energy company saw continued demand growth for its fuel cell solutions.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Convertible Securities Fund (Class R6)	16.28%	4.25%	9.69%
ICE BofA US Convertible Index	17.98%	5.05%	11.22%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Prior to July 1, 2022, ICE BofA US Convertible Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, ICE BofA US Convertible Index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 720,987,050
Total number of portfolio holdings	133
Total advisory fees paid	$ 3,741,191
Portfolio turnover rate	114%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.35%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.84%
Lumentum Holdings, Inc., Conv., 0.38%, 03/15/2032	2.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.13%
Cloudflare, Inc., Conv. , 06/15/2030	1.87%
Snowflake, Inc., Conv. , 10/01/2029	1.66%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.57%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	1.54%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.51%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.48%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's pro spectu
s, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
MS-CSEC-AR-R6
Invesco Convertible Securities Fund

Invesco Income Allocation Fund
Class A: ALAAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class A)	$ 47	0.44%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 11.63%. For the same time period, the Custom Invesco Income Allocation Index (the "Benchmark") returned 11.04%.
What contributed to performance?
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was a positive contributor to relative return given equities outperformed fixed income.
Equity manager selection |
The Fund's equity manager selection effects were a positive contribution to the Fund's relative performance, with positive manager selection within US value equities.
What detracted from performance?
Fixed Income style selection
|
The Fund's fixed income style effects detracted from relative performance given the Fund's exposure to floating rate and core fixed income.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance, specifically within core and core plus fixed income.
Asset allocation - Cash |
The Fund's allocation to cash had a negative effect (also known as "cash drag") on the Fund's relative performance, while both the equity and fixed income markets had positive returns.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class A) —including sales charge	5.52%	2.57%	4.18%
Invesco Income Allocation Fund (Class A) —excluding sales charge	11.63%	3.73%	4.77%
Custom Invesco Income Allocation Index	11.04%	4.35%	6.15%
S&P 500 ® Index	17.88%	14.42%	14.82%
The Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500
®
Index, MSCI EAFE
®
Index (Net), FTSE NAREIT Equity REITs Index and Bloomberg U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 323,845,354
Total number of portfolio holdings	20
Total advisory fees paid	$ 0
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchse offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial i nfo
rmation, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
INCAL-AR-A
Invesco Income Allocation Fund

Invesco Income Allocation Fund
Class C: CLIAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class C)	$ 125	1.19%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 10.68%. For the same time period, the Custom Invesco Income Allocation Index (the "Benchmark") returned 11.04%.
What contributed to performance?
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was a positive contributor to relative return given equities outperformed fixed income.
Equity manager selection |
The Fund's equity manager selection effects were a positive contribution to the Fund's relative performance, with positive manager selection within US value equities.
What detracted from performance?
Fixed Income style selection
|
The Fund's fixed income style effects detracted from relative performance given the Fund's exposure to floating rate and core fixed income.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance, specifically within core and core plus fixed income.
Asset allocation - Cash |
The Fund's allocation to cash had a negative effect (also known as "cash drag") on the Fund's relative performance, while both the equity and fixed income markets had positive returns.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class C) —including sales charge	9.68%	2.96%	4.15%
Invesco Income Allocation Fund (Class C) —excluding sales charge	10.68%	2.96%	4.15%
Custom Invesco Income Allocation Index	11.04%	4.35%	6.15%
S&P 500 ® Index	17.88%	14.42%	14.82%
The Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500
®
Index, MSCI EAFE
®
Index (Net), FTSE NAREIT Equity REITs Index and Bloomberg U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 323,845,354
Total number of portfolio holdings	20
Total advisory fees paid	$ 0
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchse offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and h oldin
gs at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
INCAL-AR-C
Invesco Income Allocation Fund

Invesco Income Allocation Fund
Class R: RLIAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class R)	$ 73	0.69%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R shares of the Fund returned 11.34%. For the same time period, the Custom Invesco Income Allocation Index (the "Benchmark") returned 11.04%.
What contributed to performance?
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was a positive contributor to relative return given equities outperformed fixed income.
Equity manager selection |
The Fund's equity manager selection effects were a positive contribution to the Fund's relative performance, with positive manager selection within US value equities.
What detracted from performance?
Fixed Income style selection
|
The Fund's fixed income style effects detracted from relative performance given the Fund's exposure to floating rate and core fixed income.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance, specifically within core and core plus fixed income.
Asset allocation - Cash |
The Fund's allocation to cash had a negative effect (also known as "cash drag") on the Fund's relative performance, while both the equity and fixed income markets had positive returns.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class R)	11.34%	3.47%	4.51%
Custom Invesco Income Allocation Index	11.04%	4.35%	6.15%
S&P 500 ® Index	17.88%	14.42%	14.82%
The Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500
®
Index, MSCI EAFE
®
Index (Net), FTSE NAREIT Equity REITs Index and Bloomberg U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 323,845,354
Total number of portfolio holdings	20
Total advisory fees paid	$ 0
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchse offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial in forma
tion, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
INCAL-AR-R
Invesco Income Allocation Fund

Invesco Income Allocation Fund
Class Y: ALAYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class Y)	$ 20	0.19%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 11.91%. For the same time period, the Custom Invesco Income Allocation Index (the "Benchmark") returned 11.04%.
What contributed to performance?
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was a positive contributor to relative return given equities outperformed fixed income.
Equity manager selection |
The Fund's equity manager selection effects were a positive contribution to the Fund's relative performance, with positive manager selection within US value equities.
What detracted from performance?
Fixed Income style selection
|
The Fund's fixed income style effects detracted from relative performance given the Fund's exposure to floating rate and core fixed income.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance, specifically within core and core plus fixed income.
Asset allocation - Cash |
The Fund's allocation to cash had a negative effect (also known as "cash drag") on the Fund's relative performance, while both the equity and fixed income markets had positive returns.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class Y)	11.91%	3.99%	5.03%
Custom Invesco Income Allocation Index	11.04%	4.35%	6.15%
S&P 500 ® Index	17.88%	14.42%	14.82%
The Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500
®
Index, MSCI EAFE
®
Index (Net), FTSE NAREIT Equity REITs Index and Bloomberg U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 323,845,354
Total number of portfolio holdings	20
Total advisory fees paid	$ 0
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchse offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial infor ma
tion, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
INCAL-AR-Y
Invesco Income Allocation Fund

Invesco Income Allocation Fund
Class R5: ILAAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class R5)	$ 15	0.14%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 11.95%. For the same time period, the Custom Invesco Income Allocation Index (the "Benchmark") returned 11.04%.
What contributed to performance?
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was a positive contributor to relative return given equities outperformed fixed income.
Equity manager selection |
The Fund's equity manager selection effects were a positive contribution to the Fund's relative performance, with positive manager selection within US value equities.
What detracted from performance?
Fixed Income style selection
|
The Fund's fixed income style effects detracted from relative performance given the Fund's exposure to floating rate and core fixed income.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance, specifically within core and core plus fixed income.
Asset allocation - Cash |
The Fund's allocation to cash had a negative effect (also known as "cash drag") on the Fund's relative performance, while both the equity and fixed income markets had positive returns.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class R5)	11.95%	4.02%	5.04%
Custom Invesco Income Allocation Index	11.04%	4.35%	6.15%
S&P 500 ® Index	17.88%	14.42%	14.82%
The Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500
®
Index, MSCI EAFE
®
Index (Net), FTSE NAREIT Equity REITs Index and Bloomberg U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does
n
ot reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 323,845,354
Total number of portfolio holdings	20
Total advisory fees paid	$ 0
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchse offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
INCAL-AR-R5
Invesco Income Allocation Fund

Invesco Income Allocation Fund
Class R6: IIASX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class R6)	$ 11	0.10%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 11.92%. For the same time period, the Custom Invesco Income Allocation Index (the "Benchmark") returned 11.04%.
What contributed to performance?
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was a positive contributor to relative return given equities outperformed fixed income.
Equity manager selection |
The Fund's equity manager selection effects were a positive contribution to the Fund's relative performance, with positive manager selection within US value equities.
What detracted from performance?
Fixed Income style selection
|
The Fund's fixed income style effects detracted from relative performance given the Fund's exposure to floating rate and core fixed income.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance, specifically within core and core plus fixed income.
Asset allocation - Cash |
The Fund's allocation to cash had a negative effect (also known as "cash drag") on the Fund's relative performance, while both the equity and fixed income markets had positive returns.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class R6)	11.92%	4.05%	5.01%
Custom Invesco Income Allocation Index	11.04%	4.35%	6.15%
S&P 500 ® Index	17.88%	14.42%	14.82%
The Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500
®
Index, MSCI EAFE
®
Index (Net), FTSE NAREIT Equity REITs Index and Bloomberg U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 323,845,354
Total number of portfolio holdings	20
Total advisory fees paid	$ 0
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an un derlyin
g unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchse offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
INCAL-AR-R6
Invesco Income Allocation Fund

Invesco International Diversified Fund
Class A: OIDAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class A)	$ 46	0.42%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, international equity markets were supported by themes tied to artificial intelligence adoption, optimism of moderating inflation in major economies that would lead to more accommodative monetary policies from central banks, and greater fiscal stimulus.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 21.06%. For the same time period, the MSCI ACWI ex USA
®
Index (Net) (the "Benchmark") returned 32.39%. The Fund underperformed the Benchmark primarily due to its exposure to certain holdings in the industrials and financials sectors. These results were partially offset by its holdings in energy and consumer staples.
What contributed to performance?
Sectors and Geography |
The Fund's stock selection and underweight allocation to the energy and consumer staples sectors contributed positively to relative performance. From a geographical perspective, the Fund's overweight to emerging markets, specifically within Latin America and Asia, contributed positively to relative performance.
Underlying Funds |
As of the fiscal year end, the Fund’s portfolio consisted of six underlying funds, all six of which contributed to the Fund's absolute returns. The largest contributors: were Invesco Developing Markets Fund returned 28.84%, contributing 5.34% to absolute return, Invesco International Small-Mid Company Fund returned 17.19%, contributing 5.67% to absolute return, Invesco EQV International Equity Fund returned 16.38%, contributing 3.67% to absolute return, and Invesco International Growth Fund returned 16.29%, contributing 3.91% to absolute return. Invesco International Value Fund and Invesco International Growth Focus ETF also had a positive impact on absolute returns.
What detracted from performance?
Sectors and Geography
|
The Fund's underperformance compared to its Benchmark was driven by stock selection in financials and industrials. The Fund's underweight allocation to financials also detracted from relative results. Stock selection in developed markets was the largest detractor from relative results.
Style |
The Fund had a growth bias for a majority of the period, which detracted from performance relative to the Benchmark which has more value and cyclical exposure. None of the underlying funds detracted from absolute returns during the reporting period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class A) —including sales charge	14.41%	-0.03%	5.49%
Invesco International Diversified Fund (Class A) —excluding sales charge	21.06%	1.11%	6.09%
MSCI ACWI ex USA ® Index (Net)	32.39%	7.91%	8.41%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer International Diversified Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund share
s.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,405,030,396
Total number of portfolio holdings	6
Total advisory fees paid	$ 0
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Portfolio composition

(% of total investments)
Invesco International Value Fund, Class R6	37.06%
Invesco Developing Markets Fund, Class R6	19.52
Invesco International Small-Mid Company Fund, Class R6	14.27
Invesco International Growth Focus ETF	10.07
Invesco EQV International Equity Fund, Class R6	9.54
Invesco International Growth Fund, Class R6	9.54
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-IDIV-AR-A
Invesco International Diversified Fund

Invesco International Diversified Fund
Class C: OIDCX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class C)	$ 129	1.17%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, international equity markets were supported by themes tied to artificial intelligence adoption, optimism of moderating inflation in major economies that would lead to more accommodative monetary policies from central banks, and greater fiscal stimulus.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 20.19%. For the same time period, the MSCI ACWI ex USA
®
Index (Net) (the "Benchmark") returned 32.39%. The Fund underperformed the Benchmark primarily due to its exposure to certain holdings in the industrials and financials sectors. These results were partially offset by its holdings in energy and consumer staples.
What contributed to performance?
Sectors and Geography |
The Fund's stock selection and underweight allocation to the energy and consumer staples sectors contributed positively to relative performance. From a geographical perspective, the Fund's overweight to emerging markets, specifically within Latin America and Asia, contributed positively to relative performance.
Underlying Funds |
As of the fiscal year end, the Fund’s portfolio consisted of six underlying funds, all six of which contributed to the Fund's absolute returns. The largest contributors: were Invesco Developing Markets Fund returned 28.84%, contributing 5.34% to absolute return, Invesco International Small-Mid Company Fund returned 17.19%, contributing 5.67% to absolute return, Invesco EQV International Equity Fund returned 16.38%, contributing 3.67% to absolute return, and Invesco International Growth Fund returned 16.29%, contributing 3.91% to absolute return. Invesco International Value Fund and Invesco International Growth Focus ETF also had a positive impact on absolute returns.
What detracted from performance?
Sectors and Geography
|
The Fund's underperformance compared to its Benchmark was driven by stock selection in financials and industrials. The Fund's underweight allocation to financials also detracted from relative results. Stock selection in developed markets was the largest detractor from relative results.
Style |
The Fund had a growth bias for a majority of the period, which detracted from performance relative to the Benchmark which has more value and cyclical exposure. None of the underlying funds detracted from absolute returns during the reporting period
.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class C) —including sales charge	19.33%	0.36%	5.45%
Invesco International Diversified Fund (Class C) —excluding sales charge	20.19%	0.36%	5.45%
MSCI ACWI ex USA ® Index (Net)	32.39%	7.91%	8.41%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer International Diversified Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,405,030,396
Total number of portfolio holdings	6
Total advisory fees paid	$ 0
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Portfolio composition

(% of total investments)
Invesco International Value Fund, Class R6	37.06%
Invesco Developing Markets Fund, Class R6	19.52
Invesco International Small-Mid Company Fund, Class R6	14.27
Invesco International Growth Focus ETF	10.07
Invesco EQV International Equity Fund, Class R6	9.54
Invesco International Growth Fund, Class R6	9.54
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-IDIV-AR-C
Invesco International Diversified Fund

Invesco International Diversified Fund
Class R: OIDNX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class R)	$ 74	0.67%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, international equity markets were supported by themes tied to artificial intelligence adoption, optimism of moderating inflation in major economies that would lead to more accommodative monetary policies from central banks, and greater fiscal stimulus.
•
For the fiscal year ended December 31, 2025, Class R shares of the Fund returned 20.90%. For the same time period, the MSCI ACWI ex USA
®
Index (Net) (the "Benchmark") returned 32.39%. The Fund underperformed the Benchmark primarily due to its exposure to certain holdings in the industrials and financials sectors. These results were partially offset by its holdings in energy and consumer staples.
What contributed to performance?
Sectors and Geography |
The Fund's stock selection and underweight allocation to the energy and consumer staples sectors contributed positively to relative performance. From a geographical perspective, the Fund's overweight to emerging markets, specifically within Latin America and Asia, contributed positively to relative performance.
Underlying Funds |
As of the fiscal year end, the Fund’s portfolio consisted of six underlying funds, all six of which contributed to the Fund's absolute returns. The largest contributors: were Invesco Developing Markets Fund returned 28.84%, contributing 5.34% to absolute return, Invesco International Small-Mid Company Fund returned 17.19%, contributing 5.67% to absolute return, Invesco EQV International Equity Fund returned 16.38%, contributing 3.67% to absolute return, and Invesco International Growth Fund returned 16.29%, contributing 3.91% to absolute return. Invesco International Value Fund and Invesco International Growth Focus ETF also had a positive impact on absolute returns.
What detracted from performance?
Sectors and Geography
|
The Fund's underperformance compared to its Benchmark was driven by stock selection in financials and industrials. The Fund's underweight allocation to financials also detracted from relative results. Stock selection in developed markets was the largest detractor from relative results.
Style |
The Fund had a growth bias for a majority of the period, which detracted from performance relative to the Benchmark which has
more value and cyclical exposure. None of the underlying funds detracted from absolute returns during the reporting period
.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class R)	20.90%	0.87%	5.82%
MSCI ACWI ex USA ® Index (Net)	32.39%	7.91%	8.41%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer International Diversified Fund (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,405,030,396
Total number of portfolio holdings	6
Total advisory fees paid	$ 0
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Portfolio composition

(% of total investments)
Invesco International Value Fund, Class R6	37.06%
Invesco Developing Markets Fund, Class R6	19.52
Invesco International Small-Mid Company Fund, Class R6	14.27
Invesco International Growth Focus ETF	10.07
Invesco EQV International Equity Fund, Class R6	9.54
Invesco International Growth Fund, Class R6	9.54
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-IDIV-AR-R
Invesco International Diversified Fund

Invesco International Diversified Fund
Class Y: OIDYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class Y)	$ 19	0.17%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, international equity markets were supported by themes tied to artificial intelligence adoption, optimism of moderating inflation in major economies that would lead to more accommodative monetary policies from central banks, and greater fiscal stimulus.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 21.37%. For the same time period, the MSCI ACWI ex USA
®
Index (Net) (the "Benchmark") returned 32.39%. The Fund underperformed the Benchmark primarily due to its exposure to certain holdings in the industrials and financials sectors. These results were partially offset by its holdings in energy and consumer staples.
What contributed to performance?
Sectors and Geography |
The Fund's stock selection and underweight allocation to the energy and consumer staples sectors contributed positively to relative performance. From a geographical perspective, the Fund's overweight to emerging markets, specifically within Latin America and Asia, contributed positively to relative performance.
Underlying Funds |
As of the fiscal year end, the Fund’s portfolio consisted of six underlying funds, all six of which contributed to the Fund's absolute returns. The largest contributors: were Invesco Developing Markets Fund returned 28.84%, contributing 5.34% to absolute return, Invesco International Small-Mid Company Fund returned 17.19%, contributing 5.67% to absolute return, Invesco EQV International Equity Fund returned 16.38%, contributing 3.67% to absolute return, and Invesco International Growth Fund returned 16.29%, contributing 3.91% to absolute return. Invesco International Value Fund and Invesco International Growth Focus ETF also had a positive impact on absolute returns.
What detracted from performance?
Sectors and Geography
|
The Fund's underperformance compared to its Benchmark was driven by stock selection in financials and industrials. The Fund's underweight allocation to financials also detracted from relative results. Stock selection in developed markets was the largest detractor from relative results.
Style |
The Fund had a growth bias for a majority of the period, which detracted from performance relative to the Benchmark which has
more value and cyclical exposure. None of the underlying funds detracted from absolute returns during the reporting period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class Y)	21.37%	1.35%	6.35%
MSCI ACWI ex USA ® Index (Net)	32.39%	7.91%	8.41%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer International Diversified Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,405,030,396
Total number of portfolio holdings	6
Total advisory fees paid	$ 0
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Portfolio composition

(% of total investments)
Invesco International Value Fund, Class R6	37.06%
Invesco Developing Markets Fund, Class R6	19.52
Invesco International Small-Mid Company Fund, Class R6	14.27
Invesco International Growth Focus ETF	10.07
Invesco EQV International Equity Fund, Class R6	9.54
Invesco International Growth Fund, Class R6	9.54
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-IDIV-AR-Y
Invesco International Diversified Fund

Invesco International Diversified Fund
Class R5: INDFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class R5)	$ 14	0.13%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, international equity markets were supported by themes tied to artificial intelligence adoption, optimism of moderating inflation in major economies that would lead to more accommodative monetary policies from central banks, and greater fiscal stimulus.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 21.27%. For the same time period, the MSCI ACWI ex USA
®
Index (Net) (the "Benchmark") returned 32.39%. The Fund underperformed the Benchmark primarily due to its exposure to certain holdings in the industrials and financials sectors. These results were partially offset by its holdings in energy and consumer staples.
What contributed to performance?
Sectors and Geography |
The Fund's stock selection and underweight allocation to the energy and consumer staples sectors contributed positively to relative performance. From a geographical perspective, the Fund's overweight to emerging markets, specifically within Latin America and Asia, contributed positively to relative performance.
Underlying Funds |
As of the fiscal year end, the Fund’s portfolio consisted of six underlying funds, all six of which contributed to the Fund's absolute returns. The largest contributors: were Invesco Developing Markets Fund returned 28.84%, contributing 5.34% to absolute return, Invesco International Small-Mid Company Fund returned 17.19%, contributing 5.67% to absolute return, Invesco EQV International Equity Fund returned 16.38%, contributing 3.67% to absolute return, and Invesco International Growth Fund returned 16.29%, contributing 3.91% to absolute return. Invesco International Value Fund and Invesco International Growth Focus ETF also had a positive impact on absolute returns.
What detracted from performance?
Sectors and Geography
|
The Fund's underperformance compared to its Benchmark was driven by stock selection in financials and industrials. The Fund's underweight allocation to financials also detracted from relative results. Stock selection in developed markets was the largest detractor from relative results.
Style |
The Fund had a growth bias for a majority of the period, which detracted from performance relative to the Benchmark which has
more value and cyclical exposure. None of the underlying funds detracted from absolute returns during the reporting period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class R5)	21.27%	1.41%	6.31%
MSCI ACWI ex USA ® Index (Net)	32.39%	7.91%	8.41%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer International Diversified Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,405,030,396
Total number of portfolio holdings	6
Total advisory fees paid	$ 0
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Portfolio composition

(% of total investments)
Invesco International Value Fund, Class R6	37.06%
Invesco Developing Markets Fund, Class R6	19.52
Invesco International Small-Mid Company Fund, Class R6	14.27
Invesco International Growth Focus ETF	10.07
Invesco EQV International Equity Fund, Class R6	9.54
Invesco International Growth Fund, Class R6	9.54
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-IDIV-AR-R5
Invesco International Diversified Fund

Invesco International Diversified Fund
Class R6: OIDIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class R6)	$ 7	0.06%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, international equity markets were supported by themes tied to artificial intelligence adoption, optimism of moderating inflation in major economies that would lead to more accommodative monetary policies from central banks, and greater fiscal stimulus.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 21.54%. For the same time period, the MSCI ACWI ex USA
®
Index (Net) (the "Benchmark") returned 32.39%. The Fund underperformed the Benchmark primarily due to its exposure to certain holdings in the industrials and financials sectors. These results were partially offset by its holdings in energy and consumer staples.
What contributed to performance?
Sectors and Geography |
The Fund's stock selection and underweight allocation to the energy and consumer staples sectors contributed positively to relative performance. From a geographical perspective, the Fund's overweight to emerging markets, specifically within Latin America and Asia, contributed positively to relative performance.
Underlying Funds |
As of the fiscal year end, the Fund’s portfolio consisted of six underlying funds, all six of which contributed to the Fund's absolute returns. The largest contributors: were Invesco Developing Markets Fund returned 28.84%, contributing 5.34% to absolute return, Invesco International Small-Mid Company Fund returned 17.19%, contributing 5.67% to absolute return, Invesco EQV International Equity Fund returned 16.38%, contributing 3.67% to absolute return, and Invesco International Growth Fund returned 16.29%, contributing 3.91% to absolute return. Invesco International Value Fund and Invesco International Growth Focus ETF also had a positive impact on absolute returns.
What detracted from performance?
Sectors and Geography
|
The Fund's underperformance compared to its Benchmark was driven by stock selection in financials and industrials. The Fund's underweight allocation to financials also detracted from relative results. Stock selection in developed markets was the largest detractor from relative results.
Style |
The Fund had a growth bias for a majority of the period, which detracted from performance relative to the Benchmark which has
more value and cyclical exposure. None of the underlying funds detracted from absolute returns during the reporting period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class R6)	21.54%	1.50%	6.51%
MSCI ACWI ex USA ® Index (Net)	32.39%	7.91%	8.41%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer International Diversified Fund (the predecessor fund) were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,405,030,396
Total number of portfolio holdings	6
Total advisory fees paid	$ 0
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Portfolio composition

(% of total investments)
Invesco International Value Fund, Class R6	37.06%
Invesco Developing Markets Fund, Class R6	19.52
Invesco International Small-Mid Company Fund, Class R6	14.27
Invesco International Growth Focus ETF	10.07
Invesco EQV International Equity Fund, Class R6	9.54
Invesco International Growth Fund, Class R6	9.54
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-IDIV-AR-R6
Invesco International Diversified Fund

Invesco Main Street Mid Cap Fund
®
Class A: OPMSX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund ® (Class A)	$ 109	1.04%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 8.92%. For the same time period, the Russell Midcap
®
Index (the "Benchmark") returned 10.60%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, consumer staples and financials sectors. Stronger stock selection in the health care, industrials and real estate sectors partially offset these results.
What contributed to performance?
MongoDB, Inc. |
MongoDB is a software company providing a general-purpose database platform. MongoDB delivered robust results, as its cloud revenue growth accelerated and exceeded investor expectations.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. ATI consistently exceeded earnings expectations and raised future earnings guidance during the period. Strong aerospace demand, particularly for jet engines, drove growth and provided promising future order visibility.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing Brands develops and markets protein-based products. BellRing Brands declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing Brands' ability to sustain its growth trajectory. We sold the holding during the fiscal year.
The Trade Desk, Inc. |
The Trade Desk is a cloud-based platform for buying and optimizing digital ads across channels. The Trade Desk lagged as earnings came in below expectations and growth slowed amid industry headwinds. A mid-year reorganization impacted execution, while competitive pressures in connected TV further challenged performance. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund ® (Class A) —including sales charge	2.94%	7.77%	9.12%
Invesco Main Street Mid Cap Fund ® (Class A) —excluding sales charge	8.92%	8.99%	9.73%
Russell Midcap ® Index	10.60%	8.67%	11.01%
S&P 500 ® Index	17.88%	14.42%	14.82%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Main Street Mid Cap Fund
®
(the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 2,482,228,856
Total number of portfolio holdings	98
Total advisory fees paid	$ 15,360,369
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
MongoDB, Inc.	2.01%
Raymond James Financial, Inc.	1.78%
Royal Caribbean Cruises Ltd.	1.76%
Howmet Aerospace, Inc.	1.74%
First Industrial Realty Trust, Inc.	1.57%
PPL Corp.	1.52%
Wintrust Financial Corp.	1.49%
Sysco Corp.	1.43%
American Healthcare REIT, Inc.	1.43%
Permian Resources Corp.	1.43%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSM-AR-A
Invesco Main Street Mid Cap Fund
®

Invesco Main Street Mid Cap Fund
®
Class C: OPMCX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund ® (Class C)	$ 187	1.80%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 8.06%. For the same time period, the Russell Midcap
®
Index (the "Benchmark") returned 10.60%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, consumer staples and financials sectors. Stronger stock selection in the health care, industrials and real estate sectors partially offset these results.
What contributed to performance?
MongoDB, Inc. |
MongoDB is a software company providing a general-purpose database platform. MongoDB delivered robust results, as its cloud revenue growth accelerated and exceeded investor expectations.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. ATI consistently exceeded earnings expectations and raised future earnings guidance during the period. Strong aerospace demand, particularly for jet engines, drove growth and provided promising future order visibility.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing Brands develops and markets protein-based products. BellRing Brands declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing Brands' ability to sustain its growth trajectory. We sold the holding during the fiscal year.
The Trade Desk, Inc. |
The Trade Desk is a cloud-based platform for buying and optimizing digital ads across channels. The Trade Desk lagged as earnings came in below expectations and growth slowed amid industry headwinds. A mid-year reorganization impacted execution, while competitive pressures in connected TV further challenged performance. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund ® (Class C) —including sales charge	7.11%	8.17%	9.08%
Invesco Main Street Mid Cap Fund ® (Class C) —excluding sales charge	8.06%	8.17%	9.08%
Russell Midcap ® Index	10.60%	8.67%	11.01%
S&P 500 ® Index	17.88%	14.42%	14.82%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Main Street Mid Cap Fund
®
(the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 2,482,228,856
Total number of portfolio holdings	98
Total advisory fees paid	$ 15,360,369
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
MongoDB, Inc.	2.01%
Raymond James Financial, Inc.	1.78%
Royal Caribbean Cruises Ltd.	1.76%
Howmet Aerospace, Inc.	1.74%
First Industrial Realty Trust, Inc.	1.57%
PPL Corp.	1.52%
Wintrust Financial Corp.	1.49%
Sysco Corp.	1.43%
American Healthcare REIT, Inc.	1.43%
Permian Resources Corp.	1.43%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSM-AR-C
Invesco Main Street Mid Cap Fund
®

Invesco Main Street Mid Cap Fund
®
Class R: OPMNX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund ® (Class R)	$ 136	1.30%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Class R shares of the Fund returned 8.64%. For the same time period, the Russell Midcap
®
Index (the "Benchmark") returned 10.60%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, consumer staples and financials sectors. Stronger stock selection in the health care, industrials and real estate sectors partially offset these results.
What contributed to performance?
MongoDB, Inc. |
MongoDB is a software company providing a general-purpose database platform. MongoDB delivered robust results, as its cloud revenue growth accelerated and exceeded investor expectations.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. ATI consistently exceeded earnings expectations and raised future earnings guidance during the period. Strong aerospace demand, particularly for jet engines, drove growth and provided promising future order visibility.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing Brands develops and markets protein-based products. BellRing Brands declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing Brands' ability to sustain its growth trajectory. We sold the holding during the fiscal year.
The Trade Desk, Inc. |
The Trade Desk is a cloud-based platform for buying and optimizing digital ads across channels. The Trade Desk lagged as earnings came in below expectations and growth slowed amid industry headwinds. A mid-year reorganization impacted execution, while competitive pressures in connected TV further challenged performance. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund ® (Class R)	8.64%	8.72%	9.46%
Russell Midcap ® Index	10.60%	8.67%	11.01%
S&P 500 ® Index	17.88%	14.42%	14.82%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Main Street Mid Cap Fund
®
(the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 2,482,228,856
Total number of portfolio holdings	98
Total advisory fees paid	$ 15,360,369
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
MongoDB, Inc.	2.01%
Raymond James Financial, Inc.	1.78%
Royal Caribbean Cruises Ltd.	1.76%
Howmet Aerospace, Inc.	1.74%
First Industrial Realty Trust, Inc.	1.57%
PPL Corp.	1.52%
Wintrust Financial Corp.	1.49%
Sysco Corp.	1.43%
American Healthcare REIT, Inc.	1.43%
Permian Resources Corp.	1.43%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSM-AR-R
Invesco Main Street Mid Cap Fund
®

Invesco Main Street Mid Cap Fund
®
Class Y: OPMYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund ® (Class Y)	$ 84	0.80%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 9.20%. For the same time period, the Russell Midcap
®
Index (the "Benchmark") returned 10.60%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, consumer staples and financials sectors. Stronger stock selection in the health care, industrials and real estate sectors partially offset these results.
What contributed to performance?
MongoDB, Inc. |
MongoDB is a software company providing a general-purpose database platform. MongoDB delivered robust results, as its cloud revenue growth accelerated and exceeded investor expectations.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. ATI consistently exceeded earnings expectations and raised future earnings guidance during the period. Strong aerospace demand, particularly for jet engines, drove growth and provided promising future order visibility.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing Brands develops and markets protein-based products. BellRing Brands declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing Brands' ability to sustain its growth trajectory. We sold the holding during the fiscal year.
The Trade Desk, Inc. |
The Trade Desk is a cloud-based platform for buying and optimizing digital ads across channels. The Trade Desk lagged as earnings came in below expectations and growth slowed amid industry headwinds. A mid-year reorganization impacted execution, while competitive pressures in connected TV further challenged performance. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund ® (Class Y)	9.20%	9.26%	10.01%
Russell Midcap ® Index	10.60%	8.67%	11.01%
S&P 500 ® Index	17.88%	14.42%	14.82%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Main Street Mid Cap Fund
®
(the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 2,482,228,856
Total number of portfolio holdings	98
Total advisory fees paid	$ 15,360,369
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
MongoDB, Inc.	2.01%
Raymond James Financial, Inc.	1.78%
Royal Caribbean Cruises Ltd.	1.76%
Howmet Aerospace, Inc.	1.74%
First Industrial Realty Trust, Inc.	1.57%
PPL Corp.	1.52%
Wintrust Financial Corp.	1.49%
Sysco Corp.	1.43%
American Healthcare REIT, Inc.	1.43%
Permian Resources Corp.	1.43%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSM-AR-Y
Invesco Main Street Mid Cap Fund
®

Invesco Main Street Mid Cap Fund
®
Class R5: MSMJX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund ® (Class R5)	$ 78	0.75%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 9.23%. For the same time period, the Russell Midcap
®
Index (the "Benchmark") returned 10.60%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, consumer staples and financials sectors. Stronger stock selection in the health care, industrials and real estate sectors partially offset these results.
What contributed to performance?
MongoDB, Inc. |
MongoDB is a software company providing a general-purpose database platform. MongoDB delivered robust results, as its cloud revenue growth accelerated and exceeded investor expectations.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. ATI consistently exceeded earnings expectations and raised future earnings guidance during the period. Strong aerospace demand, particularly for jet engines, drove growth and provided promising future order visibility.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing Brands develops and markets protein-based products. BellRing Brands declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing Brands' ability to sustain its growth trajectory. We sold the holding during the fiscal year.
The Trade Desk, Inc. |
The Trade Desk is a cloud-based platform for buying and optimizing digital ads across channels. The Trade Desk lagged as earnings came in below expectations and growth slowed amid industry headwinds. A mid-year reorganization impacted execution, while competitive pressures in connected TV further challenged performance. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund ® (Class R5)	9.23%	9.32%	9.97%
Russell Midcap ® Index	10.60%	8.67%	11.01%
S&P 500 ® Index	17.88%	14.42%	14.82%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Main Street Mid Cap Fund
®
's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 2,482,228,856
Total number of portfolio holdings	98
Total advisory fees paid	$ 15,360,369
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
MongoDB, Inc.	2.01%
Raymond James Financial, Inc.	1.78%
Royal Caribbean Cruises Ltd.	1.76%
Howmet Aerospace, Inc.	1.74%
First Industrial Realty Trust, Inc.	1.57%
PPL Corp.	1.52%
Wintrust Financial Corp.	1.49%
Sysco Corp.	1.43%
American Healthcare REIT, Inc.	1.43%
Permian Resources Corp.	1.43%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSM-AR-R5
Invesco Main Street Mid Cap Fund
®

Invesco Main Street Mid Cap Fund
®
Class R6: OPMIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund ® (Class R6)	$ 71	0.68%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 9.32%. For the same time period, the Russell Midcap
®
Index (the "Benchmark") returned 10.60%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, consumer staples and financials sectors. Stronger stock selection in the health care, industrials and real estate sectors partially offset these results.
What contributed to performance?
MongoDB, Inc. |
MongoDB is a software company providing a general-purpose database platform. MongoDB delivered robust results, as its cloud revenue growth accelerated and exceeded investor expectations.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. ATI consistently exceeded earnings expectations and raised future earnings guidance during the period. Strong aerospace demand, particularly for jet engines, drove growth and provided promising future order visibility.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing Brands develops and markets protein-based products. BellRing Brands declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing Brands' ability to sustain its growth trajectory. We sold the holding during the fiscal year.
The Trade Desk, Inc. |
The Trade Desk is a cloud-based platform for buying and optimizing digital ads across channels. The Trade Desk lagged as earnings came in below expectations and growth slowed amid industry headwinds. A mid-year reorganization impacted execution, while competitive pressures in connected TV further challenged performance. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund ® (Class R6)	9.32%	9.40%	10.18%
Russell Midcap ® Index	10.60%	8.67%	11.01%
S&P 500 ® Index	17.88%	14.42%	14.82%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Main Street Mid Cap Fund
®
(the predecessor fund) were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 2,482,228,856
Total number of portfolio holdings	98
Total advisory fees paid	$ 15,360,369
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
MongoDB, Inc.	2.01%
Raymond James Financial, Inc.	1.78%
Royal Caribbean Cruises Ltd.	1.76%
Howmet Aerospace, Inc.	1.74%
First Industrial Realty Trust, Inc.	1.57%
PPL Corp.	1.52%
Wintrust Financial Corp.	1.49%
Sysco Corp.	1.43%
American Healthcare REIT, Inc.	1.43%
Permian Resources Corp.	1.43%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSM-AR-R6
Invesco Main Street Mid Cap Fund
®

Invesco Main Street Small Cap Fund
®
Class A: OSCAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund ® (Class A)	$ 109	1.05%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 8.45%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark mainly as a result of stock selection in the energy, materials and industrials sectors. Stronger stock selection in the financials, real estate and information technology sectors partially offset these results.
What contributed to performance?
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. Guardant Health delivered strong results, driven by diagnostics momentum and strategic partnerships with leading testing centers. Early cash flow positivity and reimbursement approvals for colorectal cancer tests positioned the company for continued growth.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. ATI consistently exceeded earnings expectations and raised future earnings guidance during the period. Strong aerospace demand, particularly for jet engines, drove growth and provided promising future order visibility.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing Brands develops and markets protein-based products. BellRing Brands declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing Brands' ability to sustain its growth trajectory. We sold the holding during the fiscal year.
Northern Oil and Gas, Inc. |
Northern Oil and Gas faced weaker oil prices, sector volatility and supply concerns. Broader energy market pressures added uncertainty, offsetting operational improvements and growth initiatives.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund ® (Class A) —including sales charge	2.46%	6.70%	9.53%
Invesco Main Street Small Cap Fund ® (Class A) —excluding sales charge	8.45%	7.92%	10.15%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Main Street Small Cap Fund
®
(the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 2,340,817,063
Total number of portfolio holdings	98
Total advisory fees paid	$ 13,120,090
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
American Healthcare REIT, Inc.	2.06%
PennyMac Financial Services, Inc.	2.03%
ADMA Biologics, Inc.	1.82%
Enpro, Inc.	1.77%
Columbia Banking System, Inc.	1.76%
BrightSpring Health Services, Inc.	1.70%
Guardant Health, Inc.	1.68%
Wintrust Financial Corp.	1.65%
BridgeBio Pharma, Inc.	1.64%
Helmerich & Payne, Inc.	1.61%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSS-AR-A
Invesco Main Street Small Cap Fund
®

Invesco Main Street Small Cap Fund
®
Class C: OSCCX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund ® (Class C)	$ 187	1.80%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 7.64%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark mainly as a result of stock selection in the energy, materials and industrials sectors. Stronger stock selection in the financials, real estate and information technology sectors partially offset these results.
What contributed to performance?
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. Guardant Health delivered strong results, driven by diagnostics momentum and strategic partnerships with leading testing centers. Early cash flow positivity and reimbursement approvals for colorectal cancer tests positioned the company for continued growth.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. ATI consistently exceeded earnings expectations and raised future earnings guidance during the period. Strong aerospace demand, particularly for jet engines, drove growth and provided promising future order visibility.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing Brands develops and markets protein-based products. BellRing Brands declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing Brands' ability to sustain its growth trajectory. We sold the holding during the fiscal year.
Northern Oil and Gas, Inc. |
Northern Oil and Gas faced weaker oil prices, sector volatility and supply concerns. Broader energy market pressures added uncertainty, offsetting operational improvements and growth initiatives.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund ® (Class C) —including sales charge	6.65%	7.11%	9.49%
Invesco Main Street Small Cap Fund ® (Class C) —excluding sales charge	7.64%	7.11%	9.49%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Main Street Small Cap Fund
®
(the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 2,340,817,063
Total number of portfolio holdings	98
Total advisory fees paid	$ 13,120,090
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
American Healthcare REIT, Inc.	2.06%
PennyMac Financial Services, Inc.	2.03%
ADMA Biologics, Inc.	1.82%
Enpro, Inc.	1.77%
Columbia Banking System, Inc.	1.76%
BrightSpring Health Services, Inc.	1.70%
Guardant Health, Inc.	1.68%
Wintrust Financial Corp.	1.65%
BridgeBio Pharma, Inc.	1.64%
Helmerich & Payne, Inc.	1.61%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSS-AR-C
Invesco Main Street Small Cap Fund
®

Invesco Main Street Small Cap Fund
®
Class R: OSCNX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund ® (Class R)	$ 135	1.30%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Class R shares of the Fund returned 8.20%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark mainly as a result of stock selection in the energy, materials and industrials sectors. Stronger stock selection in the financials, real estate and information technology sectors partially offset these results.
What contributed to performance?
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. Guardant Health delivered strong results, driven by diagnostics momentum and strategic partnerships with leading testing centers. Early cash flow positivity and reimbursement approvals for colorectal cancer tests positioned the company for continued growth.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. ATI consistently exceeded earnings expectations and raised future earnings guidance during the period. Strong aerospace demand, particularly for jet engines, drove growth and provided promising future order visibility.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing Brands develops and markets protein-based products. BellRing Brands declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing Brands' ability to sustain its growth trajectory. We sold the holding during the fiscal year.
Northern Oil and Gas, Inc. |
Northern Oil and Gas faced weaker oil prices, sector volatility and supply concerns. Broader energy market pressures added uncertainty, offsetting operational improvements and growth initiatives.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund ® (Class R)	8.20%	7.65%	9.87%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Main Street Small Cap Fund
®
(the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 2,340,817,063
Total number of portfolio holdings	98
Total advisory fees paid	$ 13,120,090
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
American Healthcare REIT, Inc.	2.06%
PennyMac Financial Services, Inc.	2.03%
ADMA Biologics, Inc.	1.82%
Enpro, Inc.	1.77%
Columbia Banking System, Inc.	1.76%
BrightSpring Health Services, Inc.	1.70%
Guardant Health, Inc.	1.68%
Wintrust Financial Corp.	1.65%
BridgeBio Pharma, Inc.	1.64%
Helmerich & Payne, Inc.	1.61%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSS-AR-R
Invesco Main Street Small Cap Fund
®

Invesco Main Street Small Cap Fund
®
Class Y: OSCYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund ® (Class Y)	$ 83	0.80%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 8.70%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark mainly as a result of stock selection in the energy, materials and industrials sectors. Stronger stock selection in the financials, real estate and information technology sectors partially offset these results.
What contributed to performance?
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. Guardant Health delivered strong results, driven by diagnostics momentum and strategic partnerships with leading testing centers. Early cash flow positivity and reimbursement approvals for colorectal cancer tests positioned the company for continued growth.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. ATI consistently exceeded earnings expectations and raised future earnings guidance during the period. Strong aerospace demand, particularly for jet engines, drove growth and provided promising future order visibility.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing Brands develops and markets protein-based products. BellRing Brands declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing Brands' ability to sustain its growth trajectory. We sold the holding during the fiscal year.
Northern Oil and Gas, Inc. |
Northern Oil and Gas faced weaker oil prices, sector volatility and supply concerns. Broader energy market pressures added uncertainty, offsetting operational improvements and growth initiatives.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund ® (Class Y)	8.70%	8.19%	10.45%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Main Street Small Cap Fund
®
(the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 2,340,817,063
Total number of portfolio holdings	98
Total advisory fees paid	$ 13,120,090
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
American Healthcare REIT, Inc.	2.06%
PennyMac Financial Services, Inc.	2.03%
ADMA Biologics, Inc.	1.82%
Enpro, Inc.	1.77%
Columbia Banking System, Inc.	1.76%
BrightSpring Health Services, Inc.	1.70%
Guardant Health, Inc.	1.68%
Wintrust Financial Corp.	1.65%
BridgeBio Pharma, Inc.	1.64%
Helmerich & Payne, Inc.	1.61%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSS-AR-Y
Invesco Main Street Small Cap Fund
®

Invesco Main Street Small Cap Fund
®
Class R5: MNSQX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund ® (Class R5)	$ 79	0.76%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 8.74%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark mainly as a result of stock selection in the energy, materials and industrials sectors. Stronger stock selection in the financials, real estate and information technology sectors partially offset these results.
What contributed to performance?
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. Guardant Health delivered strong results, driven by diagnostics momentum and strategic partnerships with leading testing centers. Early cash flow positivity and reimbursement approvals for colorectal cancer tests positioned the company for continued growth.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. ATI consistently exceeded earnings expectations and raised future earnings guidance during the period. Strong aerospace demand, particularly for jet engines, drove growth and provided promising future order visibility.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing Brands develops and markets protein-based products. BellRing Brands declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing Brands' ability to sustain its growth trajectory. We sold the holding during the fiscal year.
Northern Oil and Gas, Inc. |
Northern Oil and Gas faced weaker oil prices, sector volatility and supply concerns.
Broader
energy
market pressures added uncertainty, offsetting operational improvements and growth initiatives.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund ® (Class R5)	8.74%	8.27%	10.40%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Main Street Small Cap Fund
®
's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 2,340,817,063
Total number of portfolio holdings	98
Total advisory fees paid	$ 13,120,090
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
American Healthcare REIT, Inc.	2.06%
PennyMac Financial Services, Inc.	2.03%
ADMA Biologics, Inc.	1.82%
Enpro, Inc.	1.77%
Columbia Banking System, Inc.	1.76%
BrightSpring Health Services, Inc.	1.70%
Guardant Health, Inc.	1.68%
Wintrust Financial Corp.	1.65%
BridgeBio Pharma, Inc.	1.64%
Helmerich & Payne, Inc.	1.61%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSS-AR-R5
Invesco Main Street Small Cap Fund
®

Invesco Main Street Small Cap Fund
®
Class R6: OSSIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund ® (Class R6)	$ 72	0.69%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US equities reached record highs despite volatility, driven by enthusiasm for artificial intelligence, easing trade concerns and the Federal Reserve's move to cut interest rates.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 8.86%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark mainly as a result of stock selection in the energy, materials and industrials sectors. Stronger stock selection in the financials, real estate and information technology sectors partially offset these results.
What contributed to performance?
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. Guardant Health delivered strong results, driven by diagnostics momentum and strategic partnerships with leading testing centers. Early cash flow positivity and reimbursement approvals for colorectal cancer tests positioned the company for continued growth.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. ATI consistently exceeded earnings expectations and raised future earnings guidance during the period. Strong aerospace demand, particularly for jet engines, drove growth and provided promising future order visibility.
What detracted from performance?
BellRing Brands, Inc.
|
BellRing Brands develops and markets protein-based products. BellRing Brands declined as competitive pressures and slowing sales weighed on performance. Despite beating earnings expectations early in the year, heightened rivalry in the protein shake category challenged BellRing Brands' ability to sustain its growth trajectory. We sold the holding during the fiscal year.
Northern Oil and Gas, Inc. |
Northern Oil and Gas faced weaker oil prices, sector volatility and supply concerns. Broader energy
market pressures added uncertainty, offsetting operational improvements and growth initiatives.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund ® (Class R6)	8.86%	8.34%	10.60%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Main Street Small Cap Fund
®
(the predecessor fund) were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 2,340,817,063
Total number of portfolio holdings	98
Total advisory fees paid	$ 13,120,090
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net
assets
)
American Healthcare REIT, Inc.	2.06%
PennyMac Financial Services, Inc.	2.03%
ADMA Biologics, Inc.	1.82%
Enpro, Inc.	1.77%
Columbia Banking System, Inc.	1.76%
BrightSpring Health Services, Inc.	1.70%
Guardant Health, Inc.	1.68%
Wintrust Financial Corp.	1.65%
BridgeBio Pharma, Inc.	1.64%
Helmerich & Payne, Inc.	1.61%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSS-AR-R6
Invesco Main Street Small Cap Fund
®

Invesco Quality Income Fund
Class A: VKMGX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class A)	$ 92	0.88% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
The Fund generated a positive return in 2025, supported by a broad decline in US Treasury yields of 40 to 80 basis points across the curve. Falling interest rates provided a favorable backdrop for duration sensitive assets, while credit and securitized sectors continued to benefit from stable economic conditions and resilient consumer fundamentals.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 8.23%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 8.58%.
What contributed to performance?
Asset-backed securities (ABS) |
During 2025, ABS delivered the strongest contribution, supported by attractive starting yields and continued demand for high quality securitized assets.
Agency mortgage-backed securities (MBS) |
Agency MBS, which accounted for approximately 90% of the Fund during the period, added to performance, primarily due to declining rates and the Fund’s positioning in higher coupon collateral.
Non-agency MBS |
Non-agency MBS contributed positively for the year as spreads tightened and fundamentals remained stable.
What detracted from performance?
Agency mortgages
|
Small detraction from security selection within agency mortgages.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class A) —including sales charge	3.66%	-1.09%	1.00%
Invesco Quality Income Fund (Class A) —excluding sales charge	8.23%	-0.22%	1.44%
Bloomberg US Mortgage Backed Securities Index	8.58%	0.15%	1.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 510,343,254
Total number of portfolio holdings	697
Total advisory fees paid	$ 2,209,262
Portfolio turnover rate	349%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 01/01/2056	3.81%
Government National Mortgage Association, TBA, 2.50%, 01/01/2056	3.40%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2056	3.17%
Government National Mortgage Association, TBA, 5.00%, 01/01/2056	3.14%
Government National Mortgage Association, TBA, 5.50%, 01/01/2056	3.00%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.73%
Government National Mortgage Association, TBA, 3.00%, 01/01/2056	2.08%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.05%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.04%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.96%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-QINC-AR-A
Invesco Quality Income Fund

Invesco Quality Income Fund
Class C: VUSCX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class C)	$ 170	1.64% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
The Fund generated a positive return in 2025, supported by a broad decline in US Treasury yields of 40 to 80 basis points across the curve. Falling interest rates provided a favorable backdrop for duration sensitive assets, while credit and securitized sectors continued to benefit from stable economic conditions and resilient consumer fundamentals.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 7.46%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 8.58%.
What contributed to performance?
Asset-backed securities (ABS) |
During 2025, ABS delivered the strongest contribution, supported by attractive starting yields and continued demand for high quality securitized assets.
Agency mortgage-backed securities (MBS) |
Agency MBS, which accounted for approximately 90% of the Fund during the period, added to performance, primarily due to declining rates and the Fund’s positioning in higher coupon collateral.
Non-agency MBS |
Non-agency MBS contributed positively for the year as spreads tightened and fundamentals remained stable.
What detracted from performance?
Agency mortgages
|
Small detraction from security selection within agency mortgages.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class C) —including sales charge	6.46%	-0.97%	0.84%
Invesco Quality Income Fund (Class C) —excluding sales charge	7.46%	-0.97%	0.84%
Bloomberg US Mortgage Backed Securities Index	8.58%	0.15%	1.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 510,343,254
Total number of portfolio holdings	697
Total advisory fees paid	$ 2,209,262
Portfolio turnover rate	349%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 01/01/2056	3.81%
Government National Mortgage Association, TBA, 2.50%, 01/01/2056	3.40%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2056	3.17%
Government National Mortgage Association, TBA, 5.00%, 01/01/2056	3.14%
Government National Mortgage Association, TBA, 5.50%, 01/01/2056	3.00%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.73%
Government National Mortgage Association, TBA, 3.00%, 01/01/2056	2.08%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.05%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.04%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.96%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-QINC-AR-C
Invesco Quality Income Fund

Invesco Quality Income Fund
Class R: VUSRX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class R)	$ 119	1.14% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
The Fund generated a positive return in 2025, supported by a broad decline in US Treasury yields of 40 to 80 basis points across the curve. Falling interest rates provided a favorable backdrop for duration sensitive assets, while credit and securitized sectors continued to benefit from stable economic conditions and resilient consumer fundamentals.
•
For the fiscal year ended December 31, 2025, Class R shares of the Fund returned 7.96%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 8.58%.
What contributed to performance?
Asset-backed securities (ABS) |
During 2025, ABS delivered the strongest contribution, supported by attractive starting yields and continued demand for high quality securitized assets.
Agency mortgage-backed securities (MBS) |
Agency MBS, which accounted for approximately 90% of the Fund during the period, added to performance, primarily due to declining rates and the Fund’s positioning in higher coupon collateral.
Non-agency MBS |
Non-agency MBS contributed positively for the year as spreads tightened and fundamentals remained stable.
What detracted from performance?
Agency mortgages
|
Small detraction from security selection within agency mortgages.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class R)	7.96%	-0.49%	1.17%
Bloomberg US Mortgage Backed Securities Index	8.58%	0.15%	1.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Class R shares incepted on May 15, 2020. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 510,343,254
Total number of portfolio holdings	697
Total advisory fees paid	$ 2,209,262
Portfolio turnover rate	349%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 01/01/2056	3.81%
Government National Mortgage Association, TBA, 2.50%, 01/01/2056	3.40%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2056	3.17%
Government National Mortgage Association, TBA, 5.00%, 01/01/2056	3.14%
Government National Mortgage Association, TBA, 5.50%, 01/01/2056	3.00%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.73%
Government National Mortgage Association, TBA, 3.00%, 01/01/2056	2.08%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.05%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.04%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.96%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-QINC-AR-R
Invesco Quality Income Fund

Invesco Quality Income Fund
Class Y: VUSIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class Y)	$ 67	0.64% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
The Fund generated a positive return in 2025, supported by a broad decline in US Treasury yields of 40 to 80 basis points across the curve. Falling interest rates provided a favorable backdrop for duration sensitive assets, while credit and securitized sectors continued to benefit from stable economic conditions and resilient consumer fundamentals.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 8.48%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 8.58%.
What contributed to performance?
Asset-backed securities (ABS) |
During 2025, ABS delivered the strongest contribution, supported by attractive starting yields and continued demand for high quality securitized assets.
Agency mortgage-backed securities (MBS) |
Agency MBS, which accounted for approximately 90% of the Fund during the period, added to performance, primarily due to declining rates and the Fund’s positioning in higher coupon collateral.
Non-agency MBS |
Non-agency MBS contributed positively for the year as spreads tightened and fundamentals remained stable.
What detracted from performance?
Agency mortgages
|
Small detraction from security selection within agency mortgages.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class Y)	8.48%	0.02%	1.68%
Bloomberg US Mortgage Backed Securities Index	8.58%	0.15%	1.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 510,343,254
Total number of portfolio holdings	697
Total advisory fees paid	$ 2,209,262
Portfolio turnover rate	349%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 01/01/2056	3.81%
Government National Mortgage Association, TBA, 2.50%, 01/01/2056	3.40%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2056	3.17%
Government National Mortgage Association, TBA, 5.00%, 01/01/2056	3.14%
Government National Mortgage Association, TBA, 5.50%, 01/01/2056	3.00%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.73%
Government National Mortgage Association, TBA, 3.00%, 01/01/2056	2.08%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.05%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.04%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.96%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-QINC-AR-Y
Invesco Quality Income Fund

Invesco Quality Income Fund
Class R5: VUSJX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class R5)	$ 63	0.60%
How Did The Fund Perform During The Period?
•
The Fund generated a positive return in 2025, supported by a broad decline in US Treasury yields of 40 to 80 basis points across the curve. Falling interest rates provided a favorable backdrop for duration sensitive assets, while credit and securitized sectors continued to benefit from stable economic conditions and resilient consumer fundamentals.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 8.43%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 8.58%.
What contributed to performance?
Asset-backed securities (ABS) |
During 2025, ABS delivered the strongest contribution, supported by attractive starting yields and continued demand for high quality securitized assets.
Agency mortgage-backed securities (MBS) |
Agency MBS, which accounted for approximately 90% of the Fund during the period, added to performance, primarily due to declining rates and the Fund’s positioning in higher coupon collateral.
Non-agency MBS |
Non-agency MBS contributed positively for the year as spreads tightened and fundamentals remained stable.
What detracted from performance?
Agency mortgages
|
Small detraction from security selection within agency mortgages.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class R5)	8.43%	0.06%	1.75%
Bloomberg US Mortgage Backed Securities Index	8.58%	0.15%	1.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 510,343,254
Total number of portfolio holdings	697
Total advisory fees paid	$ 2,209,262
Portfolio turnover rate	349%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 01/01/2056	3.81%
Government National Mortgage Association, TBA, 2.50%, 01/01/2056	3.40%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2056	3.17%
Government National Mortgage Association, TBA, 5.00%, 01/01/2056	3.14%
Government National Mortgage Association, TBA, 5.50%, 01/01/2056	3.00%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.73%
Government National Mortgage Association, TBA, 3.00%, 01/01/2056	2.08%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.05%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.04%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.96%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-QINC-AR-R5
Invesco Quality Income Fund

Invesco Quality Income Fund
Class R6: VUSSX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class R6)	$ 56	0.54%
How Did The Fund Perform During The Period?
•
The Fund generated a positive return in 2025, supported by a broad decline in US Treasury yields of 40 to 80 basis points across the curve. Falling interest rates provided a favorable backdrop for duration sensitive assets, while credit and securitized sectors continued to benefit from stable economic conditions and resilient consumer fundamentals.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 8.60%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 8.58%.
What contributed to performance?
Asset-backed securities (ABS) |
During 2025, ABS delivered the strongest contribution, supported by attractive starting yields and continued demand for high quality securitized assets.
Agency mortgage-backed securities (MBS) |
Agency MBS, which accounted for approximately 90% of the Fund during the period, added to performance, primarily due to declining rates and the Fund’s positioning in higher coupon collateral.
Non-agency MBS |
Non-agency MBS contributed positively for the year as spreads tightened and fundamentals remained stable.
What detracted from performance?
Agency mortgages
|
Small detraction from security selection within agency mortgages.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class R6)	8.60%	0.12%	1.76%
Bloomberg US Mortgage Backed Securities Index	8.58%	0.15%	1.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 510,343,254
Total number of portfolio holdings	697
Total advisory fees paid	$ 2,209,262
Portfolio turnover rate	349%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 01/01/2056	3.81%
Government National Mortgage Association, TBA, 2.50%, 01/01/2056	3.40%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2056	3.17%
Government National Mortgage Association, TBA, 5.00%, 01/01/2056	3.14%
Government National Mortgage Association, TBA, 5.50%, 01/01/2056	3.00%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.73%
Government National Mortgage Association, TBA, 3.00%, 01/01/2056	2.08%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.05%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.04%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.96%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-QINC-AR-R6
Invesco Quality Income Fund

Invesco Select Risk: Conservative Investor Fund
Class A: OACIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class A)	$ 42	0.40%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 9.37%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index (the "Benchmark") returned 8.32%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was a positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Alternatives |
The Fund's exposure to alternatives relative to the Benchmark was a positive contributor to relative return.
What detracted from performance?
Fixed Income manager selection
|
The Fund's fixed income manager selection effects detracted from the Fund's relative performance, with key detractors being selection within core plus and core fixed income.
Alternative manager selection |
The Fund's alternative manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within managed futures.
Equity manager selection |
The Fund's equity manager selection effects detracted from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class A) —including sales charge	3.40%	0.26%	3.12%
Invesco Select Risk: Conservative Investor Fund (Class A) —excluding sales charge	9.37%	1.39%	3.71%
Custom Invesco Select Risk: Conservative Investor Index	8.32%	2.57%	4.38%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI ACWI (Net) and 80% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Portfolio Series: Conservative Investor Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 362,971,422
Total number of portfolio holdings	31
Total advisory fees paid	$ 0
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSCI-AR-A
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund
Class C: OCCIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class C)	$ 121	1.16%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 8.49%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index (the "Benchmark") returned 8.32%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was a positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Alternatives |
The Fund's exposure to alternatives relative to the Benchmark was a positive contributor to relative return.
What detracted from performance?
Fixed Income manager selection
|
The Fund's fixed income manager selection effects detracted from the Fund's relative performance, with key detractors being selection within core plus and core fixed income.
Alternative manager selection |
The Fund's alternative manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within managed futures.
Equity manager selection |
The Fund's equity manager selection effects detracted from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class C) —including sales charge	7.49%	0.61%	3.09%
Invesco Select Risk: Conservative Investor Fund (Class C) —excluding sales charge	8.49%	0.61%	3.09%
Custom Invesco Select Risk: Conservative Investor Index	8.32%	2.57%	4.38%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI ACWI (Net) and 80% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Portfolio Series: Conservative Investor Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 362,971,422
Total number of portfolio holdings	31
Total advisory fees paid	$ 0
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSCI-AR-C
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund
Class R: ONCIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class R)	$ 69	0.66%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R shares of the Fund returned 9.11%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index (the "Benchmark") returned 8.32%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was a positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Alternatives |
The Fund's exposure to alternatives relative to the Benchmark was a positive contributor to relative return.
What detracted from performance?
Fixed Income manager selection
|
The Fund's fixed income manager selection effects detracted from the Fund's relative performance, with key detractors being selection within core plus and core fixed income.
Alternative manager selection |
The Fund's alternative manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within managed futures.
Equity manager selection |
The Fund's equity manager selection effects detracted from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class R)	9.11%	1.12%	3.44%
Custom Invesco Select Risk: Conservative Investor Index	8.32%	2.57%	4.38%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI ACWI (Net) and 80% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Portfolio Series: Conservative Investor Fund (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 362,971,422
Total number of portfolio holdings	31
Total advisory fees paid	$ 0
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSCI-AR-R
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund
Class Y: OYCIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class Y)	$ 17	0.16%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 9.59%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index (the "Benchmark") returned 8.32%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was a positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Alternatives |
The Fund's exposure to alternatives relative to the Benchmark was a positive contributor to relative return.
What detracted from performance?
Fixed Income manager selection
|
The Fund's fixed income manager selection effects detracted from the Fund's relative performance, with key detractors being selection within core plus and core fixed income.
Alternative manager selection |
The Fund's alternative manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within managed futures.
Equity manager selection |
The Fund's equity manager selection effects detracted from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class Y)	9.59%	1.62%	3.96%
Custom Invesco Select Risk: Conservative Investor Index	8.32%	2.57%	4.38%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI ACWI (Net) and 80% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Portfolio Series: Conservative Investor Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 362,971,422
Total number of portfolio holdings	31
Total advisory fees paid	$ 0
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSCI-AR-Y
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund
Class R5: PXCIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporti ng period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class R5)	$ 9	0.09%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 9.73%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index (the "Benchmark") returned 8.32%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was a positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Alternatives |
The Fund's exposure to alternatives relative to the Benchmark was a positive contributor to relative return.
What detracted from performance?
Fixed Income manager selection
|
The Fund's fixed income manager selection effects detracted from the Fund's relative performance, with key detractors being selection within core plus and core fixed income.
Alternative manager selection |
The Fund's alternative manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within managed futures.
Equity manager selection |
The Fund's equity manager selection effects detracted from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class R5)	9.73%	1.69%	3.92%
Custom Invesco Select Risk: Conservative Investor Index	8.32%	2.57%	4.38%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI ACWI (Net) and 80% Bloomberg Global Aggregate USD Hedged Index.
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Portfolio Series: Conservative Investor Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 362,971,422
Total number of portfolio holdings	31
Total advisory fees paid	$ 0
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSCI-AR-R5
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund
Class R6: PXCCX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class R6)	$ 9	0.09%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 9.73%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index (the "Benchmark") returned 8.32%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was a positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Alternatives |
The Fund's exposure to alternatives relative to the Benchmark was a positive contributor to relative return.
What detracted from performance?
Fixed Income manager selection
|
The Fund's fixed income manager selection effects detracted from the Fund's relative performance, with key detractors being selection within core plus and core fixed income.
Alternative manager selection |
The Fund's alternative manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within managed futures.
Equity manager selection |
The Fund's equity manager selection effects detracted from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class R6)	9.73%	1.70%	3.92%
Custom Invesco Select Risk: Conservative Investor Index	8.32%	2.57%	4.38%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI ACWI (Net) and 80% Bloomberg Global Aggregate USD Hedged Index.
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Portfolio Series: Conservative Investor Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 362,971,422
Total number of portfolio holdings	31
Total advisory fees paid	$ 0
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSCI-AR-R6
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Growth Investor Fund
Class A: AADAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class A)	$ 44	0.41%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 15.49%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index (the "Benchmark") returned 18.71%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance within core and core plus fixed income.
How Has The Fund Histor
icall
y Performed?
Growth of $10,000
Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class A) —including sales charge	9.10%	4.58%	6.94%
Invesco Select Risk: Growth Investor Fund (Class A) —excluding sales charge	15.49%	5.77%	7.54%
Custom Invesco Select Risk: Growth Investor Index	18.71%	9.04%	9.95%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,042,844,600
Total number of portfolio holdings	30
Total advisory fees paid	$ 0
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund,
including
the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents
to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GAL-AR-A
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class C: AADCX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class C)	$ 124	1.16%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 14.61%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index (the "Benchmark") returned 18.71%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000
Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class C) —including sales charge	13.61%	4.97%	6.89%
Invesco Select Risk: Growth Investor Fund (Class C) —excluding sales charge	14.61%	4.97%	6.89%
Custom Invesco Select Risk: Growth Investor Index	18.71%	9.04%	9.95%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,042,844,600
Total number of portfolio holdings	30
Total advisory fees paid	$ 0
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund
Changed
Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
.
Additionally
, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GAL-AR-C
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class R: AADRX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class R)	$ 71	0.66%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R shares of the Fund returned 15.15%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index (the "Benchmark") returned 18.71%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative
performance within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class R)	15.15%	5.50%	7.27%
Custom Invesco Select Risk: Growth Investor Index	18.71%	9.04%	9.95%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,042,844,600
Total number of portfolio holdings	30
Total advisory fees paid	$ 0
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GAL-AR-R
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class S: AADSX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class S)	$ 33	0.31%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class S shares of the Fund returned 15.57%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index (the "Benchmark") returned 18.71%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class S)	15.57%	5.88%	7.65%
Custom Invesco Select Risk: Growth Investor Index	18.71%	9.04%	9.95%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,042,844,600
Total number of portfolio holdings	30
Total advisory fees paid	$ 0
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-
4246
or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GAL-AR-S
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class Y: AADYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class Y)	$ 17	0.16%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 15.82%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index (the "Benchmark") returned 18.71%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000
Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class Y)	15.82%	6.04%	7.81%
Custom Invesco Select Risk: Growth Investor Index	18.71%	9.04%	9.95%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,042,844,600
Total number of portfolio holdings	30
Total advisory fees paid	$ 0
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GAL-AR-Y
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class R5: AADIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class R5)	$ 15	0.14%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 15.80%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index (the "Benchmark") returned 18.71%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance within core and core plus fixed income.
How Has The Fund Historically
Performed
?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class R5)	15.80%	6.06%	7.87%
Custom Invesco Select Risk: Growth Investor Index	18.71%	9.04%	9.95%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,042,844,600
Total number of portfolio holdings	30
Total advisory fees paid	$ 0
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GAL-AR-R5
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class R6: AAESX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class R6)	$ 6	0.06%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 15.79%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index (the "Benchmark") returned 18.71%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class R6)	15.79%	6.13%	7.86%
Custom Invesco Select Risk: Growth Investor Index	18.71%	9.04%	9.95%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,042,844,600
Total number of portfolio holdings	30
Total advisory fees paid	$ 0
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The
Fund
Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial
information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GAL-AR-R6
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class A: OAAIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class A)	$ 37	0.34% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 16.34%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index (the "Benchmark") returned 20.51%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Alternatives |
The Fund's alternatives exposure relative to the Benchmark was a positive contributor to relative return.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance
within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class A) —including sales charge	9.91%	5.23%	7.64%
Invesco Select Risk: High Growth Investor Fund (Class A) —excluding sales charge	16.34%	6.43%	8.25%
Custom Invesco Select Risk: High Growth Investor Index	20.51%	10.12%	10.84%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: High Growth Investor Index is composed of 90% MSCI ACWI (Net) and 10% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Portfolio Series: Growth Investor Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 893,876,330
Total number of portfolio holdings	24
Total advisory fees paid	$ 0
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSGI-AR-A
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class C: OCAIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class C)	$ 119	1.10% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 15.53%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index (the "Benchmark") returned 20.51%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Alternatives |
The Fund's alternatives exposure relative to the Benchmark was a positive contributor to relative return.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's
fixed
income manager selection effects detracted from relative performance within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class C) —including sales charge	14.53%	5.63%	7.60%
Invesco Select Risk: High Growth Investor Fund (Class C) —excluding sales charge	15.53%	5.63%	7.60%
Custom Invesco Select Risk: High Growth Investor Index	20.51%	10.12%	10.84%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: High Growth Investor Index is composed of 90% MSCI ACWI (Net) and 10% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Portfolio Series: Growth Investor Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 893,876,330
Total number of portfolio holdings	24
Total advisory fees paid	$ 0
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How
Has
The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of
Important
Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSGI-AR-C
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class R: ONAIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class R)	$ 65	0.60% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R shares of the Fund returned 16.16%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index (the "Benchmark") returned 20.51%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Alternatives |
The Fund's alternatives exposure relative to the Benchmark was a positive contributor to relative return.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted
from
relative performance within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class R)	16.16%	6.16%	7.98%
Custom Invesco Select Risk: High Growth Investor Index	20.51%	10.12%	10.84%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: High Growth Investor Index is composed of 90% MSCI ACWI (Net) and 10% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Portfolio Series: Growth Investor Fund (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 893,876,330
Total number of portfolio holdings	24
Total advisory fees paid	$ 0
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSGI-AR-R
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class Y: OYAIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class Y)	$ 11	0.10% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 16.66%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index (the "Benchmark") returned 20.51%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Alternatives |
The Fund's alternatives exposure relative to the Benchmark was a positive contributor to relative return.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance
within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class Y)	16.66%	6.69%	8.52%
Custom Invesco Select Risk: High Growth Investor Index	20.51%	10.12%	10.84%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: High Growth Investor Index is composed of 90% MSCI ACWI (Net) and 10% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Portfolio Series: Growth Investor Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 893,876,330
Total number of portfolio holdings	24
Total advisory fees paid	$ 0
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSGI-AR-Y
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class R5: PXQIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This
annual shareholder repo
rt contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class R5)	$ 5	0.05%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 16.75%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index (the "Benchmark") returned 20.51%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Alternatives |
The Fund's alternatives exposure relative to the Benchmark was a positive contributor to relative return.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted
from
relative performance within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class R5)	16.75%	6.79%	8.48%
Custom Invesco Select Risk: High Growth Investor Index	20.51%	10.12%	10.84%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: High Growth Investor Index is composed of 90% MSCI ACWI (Net) and 10% Bloomberg Global Aggregate USD Hedged Index.
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Portfolio Series: Growth Investor Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 893,876,330
Total number of portfolio holdings	24
Total advisory fees paid	$ 0
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund
Changed
Over The Past
Year
?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at
the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSGI-AR-R5
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class R6: PXGGX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class R6)	$ 5	0.05%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 16.76%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index (the "Benchmark") returned 20.51%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
Asset allocation - Alternatives |
The Fund's alternatives exposure relative to the Benchmark was a positive contributor to relative return.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Fixed Income manager selection |
The Fund's fixed income manager selection effects detracted from relative performance within core and core plus fixed income.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class R6)	16.76%	6.78%	8.49%
Custom Invesco Select Risk: High Growth Investor Index	20.51%	10.12%	10.84%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: High Growth Investor Index is composed of 90% MSCI ACWI (Net) and 10% Bloomberg Global Aggregate USD Hedged Index.
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Portfolio Series: Growth Investor Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 893,876,330
Total number of portfolio holdings	24
Total advisory fees paid	$ 0
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past
Year
?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings
at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at
the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSGI-AR-R6
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class A: OAMIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class A)	$ 37	0.35%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets had a strong showing.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 13.27%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index (the "Benchmark") returned 15.31%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Alternative manager selection |
The Fund's alternative manager selection effects detracted from the Fund's relative performance, with key detractors being selection within managed futures.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class A) —including sales charge	7.01%	3.32%	5.87%
Invesco Select Risk: Moderate Investor Fund (Class A) —excluding sales charge	13.27%	4.50%	6.47%
Custom Invesco Select Risk: Moderate Investor Index	15.31%	6.95%	8.18%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI ACWI (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Portfolio Series: Moderate Investor Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,848,440,972
Total number of portfolio holdings	26
Total advisory fees paid	$ 0
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the
Fund
, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSMI-AR-A
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class C: OCMIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class C)	$ 118	1.11%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets had a strong showing.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 12.39%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index (the "Benchmark") returned 15.31%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Alternative manager selection |
The Fund's alternative manager selection effects detracted from the Fund's relative performance, with key detractors being selection within managed futures.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class C) —including sales charge	11.39%	3.72%	5.82%
Invesco Select Risk: Moderate Investor Fund (Class C) —excluding sales charge	12.39%	3.72%	5.82%
Custom Invesco Select Risk: Moderate Investor Index	15.31%	6.95%	8.18%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI ACWI (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Portfolio Series: Moderate Investor Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,848,440,972
Total number of portfolio holdings	26
Total advisory fees paid	$ 0
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset
allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more
information
about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSMI-AR-C
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class R: ONMIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class R)	$ 65	0.61%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets had a strong showing.
•
For the fiscal year ended December 31, 2025, Class R shares of the Fund returned 13.01%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index (the "Benchmark") returned 15.31%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Alternative manager selection |
The Fund's alternative manager selection effects detracted from the Fund's relative performance, with key detractors being selection within managed futures.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class R)	13.01%	4.25%	6.20%
Custom Invesco Select Risk: Moderate Investor Index	15.31%	6.95%	8.18%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI ACWI (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class R shares of
Oppenheimer Portfolio Series: Moderate Investor Fund (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,848,440,972
Total number of portfolio holdings	26
Total advisory fees paid	$ 0
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed
Over
The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.
com
/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within
30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSMI-AR-R
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class S: PXMSX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class S)	$ 28	0.26%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets had a strong showing.
•
For the fiscal year ended December 31, 2025, Class S shares of the Fund returned 13.36%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index (the "Benchmark") returned 15.31%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Alternative manager selection |
The Fund's alternative manager
selection
effects detracted from the Fund's relative performance, with key detractors being selection within managed futures.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class S)	13.36%	4.59%	6.53%
Custom Invesco Select Risk: Moderate Investor Index	15.31%	6.95%	8.18%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI ACWI (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Class S shares incepted on May 15, 2020. Performance shown on or prior to that date is that of Oppenheimer Portfolio Series: Moderate Investor Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,848,440,972
Total number of portfolio holdings	26
Total advisory fees paid	$ 0
Portfolio turnover rate	29%
What Comprised The
Fund's
Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about
the
Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSMI-AR-S
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class Y: OYMIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class Y)	$ 12	0.11%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets had a strong showing.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 13.59%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index (the "Benchmark") returned 15.31%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Alternative manager selection |
The Fund's alternative manager selection effects detracted
from
the Fund's relative performance, with key detractors being selection within managed futures.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class Y)	13.59%	4.77%	6.74%
Custom Invesco Select Risk: Moderate Investor Index	15.31%	6.95%	8.18%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI ACWI (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Portfolio Series: Moderate Investor Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,848,440,972
Total number of portfolio holdings	26
Total advisory fees paid	$ 0
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSMI-AR-Y
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class R5: PXMQX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class R5)	$ 11	0.10%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets had a strong showing.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 13.53%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index (the "Benchmark") returned 15.31%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Alternative manager selection |
The Fund's alternative manager selection
effects
detracted from the Fund's relative performance, with key detractors being selection within managed futures.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class R5)	13.53%	4.82%	6.69%
Custom Invesco Select Risk: Moderate Investor Index	15.31%	6.95%	8.18%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI ACWI (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Portfolio Series: Moderate Investor Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,848,440,972
Total number of portfolio holdings	26
Total advisory fees paid	$ 0
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSMI-AR-R5
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class R6: PXMMX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class R6)	$ 5	0.05%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending, and the artificial intelligence trade was strong. Despite a year of change, global risk assets had a strong showing.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 13.60%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index (the "Benchmark") returned 15.31%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
Alternative manager selection |
The Fund's alternative manager selection effects detracted
from
the Fund's relative performance, with key detractors being selection within managed futures.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class R6)	13.60%	4.85%	6.70%
Custom Invesco Select Risk: Moderate Investor Index	15.31%	6.95%	8.18%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI ACWI (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Portfolio Series: Moderate Investor Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,848,440,972
Total number of portfolio holdings	26
Total advisory fees paid	$ 0
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over
The
Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSMI-AR-R6
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class A: CAAMX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class A)	$ 48	0.45%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 11.19%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Investor Index (the "Benchmark") returned 11.65%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Alternative manager selection |
The Fund's alternative manager selection effects detracted from the Fund's relative performance, with key detractors being selection within managed futures.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class A) —including sales charge	5.06%	1.83%	4.25%
Invesco Select Risk: Moderately Conservative Investor Fund (Class A) —excluding sales charge	11.19%	2.99%	4.84%
Custom Invesco Select Risk: Moderately Conservative Index	11.65%	4.71%	6.26%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI ACWI (Net) and 60% Bloomberg Global Aggregate USD Hedged Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 270,433,948
Total number of portfolio holdings	24
Total advisory fees paid	$ 0
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has T
he
Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic
repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
CAL-AR-A
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class C: CACMX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class C)	$ 126	1.20%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 10.35%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Investor Index (the "Benchmark") returned 11.65%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Alternative manager selection |
The Fund's alternative manager selection effects detracted from the Fund's relative performance, with key detractors being selection within managed futures.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class C) —including sales charge	9.35%	2.22%	4.22%
Invesco Select Risk: Moderately Conservative Investor Fund (Class C) —excluding sales charge	10.35%	2.22%	4.22%
Custom Invesco Select Risk: Moderately Conservative Index	11.65%	4.71%	6.26%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI ACWI (Net) and 60% Bloomberg Global Aggregate USD Hedged Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 270,433,948
Total number of portfolio holdings	24
Total advisory fees paid	$ 0
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of December 31,
2025
)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
CAL-AR-C
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class R: CMARX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class R)	$ 74	0.70%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R shares of the Fund returned 10.94%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Investor Index (the "Benchmark") returned 11.65%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Alternative manager selection |
The Fund's alternative manager selection effects detracted from the Fund's relative performance, with key detractors being selection within managed futures.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class R)	10.94%	2.73%	4.58%
Custom Invesco Select Risk: Moderately Conservative Index	11.65%	4.71%	6.26%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI ACWI (Net) and 60% Bloomberg Global Aggregate USD Hedged Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 270,433,948
Total number of portfolio holdings	24
Total advisory fees paid	$ 0
Portfolio turnover rate	27%
What Comprised The
Fund's
Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic
repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
CAL-AR-R
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class S: CMASX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class S)	$ 37	0.35%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class S shares of the Fund returned 11.29%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Investor Index (the "Benchmark") returned 11.65%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Alternative manager selection |
The Fund's alternative manager selection effects detracted from the Fund's relative performance, with key detractors being selection within managed futures.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class S)	11.29%	3.09%	4.95%
Custom Invesco Select Risk: Moderately Conservative Index	11.65%	4.71%	6.26%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI ACWI (Net) and 60% Bloomberg Global Aggregate USD Hedged Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 270,433,948
Total number of portfolio holdings	24
Total advisory fees paid	$ 0
Portfolio turnover rate	27%
What Comprised The
Fund's
Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
CAL-AR-S
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class Y: CAAYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class Y)	$ 21	0.20%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 11.48%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Investor Index (the "Benchmark") returned 11.65%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Alternative manager selection |
The Fund's alternative manager selection effects detracted from the Fund's relative performance, with key detractors being selection within managed futures.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class Y)	11.48%	3.25%	5.10%
Custom Invesco Select Risk: Moderately Conservative Index	11.65%	4.71%	6.26%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI ACWI (Net) and 60% Bloomberg Global Aggregate USD Hedged Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 270,433,948
Total number of portfolio holdings	24
Total advisory fees paid	$ 0
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of
December
31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
CAL-AR-Y
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class R5: CMAIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class R5)	$ 21	0.20%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 11.53%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Investor Index (the "Benchmark") returned 11.65%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Alternative manager selection |
The Fund's alternative manager selection effects detracted from the Fund's relative performance, with key detractors being selection within managed futures.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class R5)	11.53%	3.29%	5.15%
Custom Invesco Select Risk: Moderately Conservative Index	11.65%	4.71%	6.26%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI ACWI (Net) and 60% Bloomberg Global Aggregate USD Hedged Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 270,433,948
Total number of portfolio holdings	24
Total advisory fees paid	$ 0
Portfolio turnover rate	27%
What Comprised
The
Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
CAL-AR-R5
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class R6: CNSSX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class R6)	$ 14	0.13%
How Did The Fund Perform During The Period?
•
2025 was a year of change, especially in geopolitics. Tariffs dominated headlines, Europe kicked off new defense spending and the artificial intelligence trade was strong. Despite a year of change, global risk assets rallied and performed well.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 11.61%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Investor Index (the "Benchmark") returned 11.65%.
What contributed to performance?
Asset allocation - Fixed Income |
The Fund's underweight to fixed income relative to the Benchmark was the largest positive contributor to relative return given equities outperformed fixed income.
Asset allocation - Equity |
The Fund's equity exposure relative to the Benchmark was a positive contributor to relative return given equities outperformed the Benchmark.
What detracted from performance?
Equity manager selection
|
The Fund's equity manager selection effects were the largest detractors from the Fund's relative performance, with key detractors being selection within global and international smid-cap equities.
Alternative manager selection |
The Fund's alternative manager selection effects detracted from the Fund's relative performance, with key detractors being selection within managed futures.
Equity style selection |
The Fund's equity style effects detracted from relative performance given the Fund's exposure to US large-cap multifactor and US mid-cap growth equities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class R6)	11.61%	3.32%	5.12%
Custom Invesco Select Risk: Moderately Conservative Index	11.65%	4.71%	6.26%
Bloomberg Global Aggregate USD Hedged Index	4.86%	0.34%	2.39%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI ACWI (Net) and 60% Bloomberg Global Aggregate USD Hedged Index.
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 270,433,948
Total number of portfolio holdings	24
Total advisory fees paid	$ 0
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Asset allocation

(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at
(800) 959-4246
.
The Fund added unlisted closed-end interval fund risk to its principal risks to reflect that shares of an underlying unlisted closed-end interval fund in which the Fund may invest are considered an illiquid investment because shareholders (such as the Fund) cannot redeem or sell their shares outside of periodic repurchase offers.
Where Can I Find More Information?
You can find more information about the Fund,
includ
ing the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
CAL-AR-R6
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Small Cap Growth Fund
Class A: GTSAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class A)	$ 120	1.17%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 5.69%. For the same time period, the Russell 2000
®
Growth Index (the "Benchmark") returned 13.01%. The Fund underperformed the Benchmark primarily due to stock selection in the industrials, health care, consumer staples and real estate sectors. These results were partially offset by positive stock selection within the utilities, information technology, and energy sectors, as well as an underweight exposure in the communication services and consumer staples sectors.
What contributed to performance?
Circle Internet Group, Inc. |
Circle is an issuer of USDC stablecoins used to facilitate block-chain electronic payments. The Fund participated in the initial public offering (IPO) and sold the holding following a significant run up in its post-IPO valuation.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
Kratos Defense & Security Solutions, Inc. |
Kratos Defense & Security Solutions focuses on drone and rocket technology. The stock has done well as defense is an area that has seen a resurgence in spending.
What detracted from performance?
Freshpet, Inc.
|
Freshpet makes dog and cat food that uses fresh meat, fruit and vegetables, which is distributed in grocery and specialty stores. The company saw strong demand during COVID and built out capacity for continued growth. However, additional demand had not materialized. The Fund sold the stock during the period.
Coherent Corp. |
Coherent makes electrical components used in artificial intelligence (AI) infrastructure. The stock pulled back during the period on concerns around the sustainability of AI capital expenditures. The Fund sold the stock during the period.
Vaxcyte, Inc. |
Vaxcyte is a pneumococcal vaccine provider. The Fund sold the stock during the period following increasing pressure on vaccines under the current administration.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class A) —including sales charge	-0.12%	-2.00%	8.35%
Invesco Small Cap Growth Fund (Class A) —excluding sales charge	5.69%	-0.89%	8.97%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%
S&P 500 ® Index	17.88%	14.42%	14.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,605,241,578
Total number of portfolio holdings	105
Total advisory fees paid	$ 12,041,835
Portfolio turnover rate	85%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten
holdings
*

(% of net assets)
Sanmina Corp.	2.61%
Guardant Health, Inc.	2.42%
MACOM Technology Solutions Holdings, Inc.	2.29%
Madrigal Pharmaceuticals, Inc.	2.13%
SPX Technologies, Inc.	1.94%
BridgeBio Pharma, Inc.	1.90%
Piper Sandler Cos.	1.89%
Fabrinet	1.85%
Carpenter Technology Corp.	1.84%
Axsome Therapeutics, Inc.	1.83%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more
information
about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCG-AR-A
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Class C: GTSDX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class C)	$ 193	1.88%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 4.96%. For the same time period, the Russell 2000
®
Growth Index (the "Benchmark") returned 13.01%. The Fund underperformed the Benchmark primarily due to stock selection in the industrials, health care, consumer staples and real estate sectors. These results were partially offset by positive stock selection within the utilities, information technology, and energy sectors, as well as an underweight exposure in the communication services and consumer staples sectors.
What contributed to performance?
Circle Internet Group, Inc. |
Circle is an issuer of USDC stablecoins used to facilitate block-chain electronic payments. The Fund participated in the initial public offering (IPO) and sold the holding following a significant run up in its post-IPO valuation.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
Kratos Defense & Security Solutions, Inc. |
Kratos Defense & Security Solutions focuses on drone and rocket technology. The stock has done well as defense is an area that has seen a resurgence in spending.
What detracted from performance?
Freshpet, Inc.
|
Freshpet makes dog and cat food that uses fresh meat, fruit and vegetables, which is distributed in grocery and specialty stores. The company saw strong demand during COVID and built out capacity for continued growth. However, additional demand had not materialized. The Fund sold the stock during the period.
Coherent Corp. |
Coherent makes electrical components used in artificial intelligence (AI) infrastructure. The stock pulled back during the period on concerns around the sustainability of AI capital expenditures. The Fund sold the stock during the period.
Vaxcyte, Inc. |
Vaxcyte is a pneumococcal vaccine provider. The Fund sold the stock during the period following increasing pressure on vaccines under the current administration.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class C) —including sales charge	4.24%	-1.58%	8.33%
Invesco Small Cap Growth Fund (Class C) —excluding sales charge	4.96%	-1.58%	8.33%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%
S&P 500 ® Index	17.88%	14.42%	14.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,605,241,578
Total number of portfolio holdings	105
Total advisory fees paid	$ 12,041,835
Portfolio turnover rate	85%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Sanmina Corp.	2.61%
Guardant Health, Inc.	2.42%
MACOM Technology Solutions Holdings, Inc.	2.29%
Madrigal Pharmaceuticals, Inc.	2.13%
SPX Technologies, Inc.	1.94%
BridgeBio Pharma, Inc.	1.90%
Piper Sandler Cos.	1.89%
Fabrinet	1.85%
Carpenter Technology Corp.	1.84%
Axsome Therapeutics, Inc.	1.83%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I
Find
More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCG-AR-C
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Class R: GTSRX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class R)	$ 146	1.42%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class R shares of the Fund returned 5.43%. For the same time period, the Russell 2000
®
Growth Index (the "Benchmark") returned 13.01%. The Fund underperformed the Benchmark primarily due to stock selection in the industrials, health care, consumer staples and real estate sectors. These results were partially offset by positive stock selection within the utilities, information technology, and energy sectors, as well as an underweight exposure in the communication services and consumer staples sectors.
What contributed to performance?
Circle Internet Group, Inc. |
Circle is an issuer of USDC stablecoins used to facilitate block-chain electronic payments. The Fund participated in the initial public offering (IPO) and sold the holding following a significant run up in its post-IPO valuation.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
Kratos Defense & Security Solutions, Inc. |
Kratos Defense & Security Solutions focuses on drone and rocket technology. The stock has done well as defense is an area that has seen a resurgence in spending.
What detracted from performance?
Freshpet, Inc.
|
Freshpet makes dog and cat food that uses fresh meat, fruit and vegetables, which is distributed in grocery and specialty stores. The company saw strong demand during COVID and built out capacity for continued growth. However, additional demand had not materialized. The Fund sold the stock during the period.
Coherent Corp. |
Coherent makes electrical components used in artificial intelligence (AI) infrastructure. The stock pulled back during the period on concerns around the sustainability of AI capital expenditures. The Fund sold the stock during the period.
Vaxcyte, Inc. |
Vaxcyte is a pneumococcal vaccine provider. The Fund sold the stock during the period following increasing pressure on vaccines under the current administration.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class R)	5.43%	-1.14%	8.69%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%
S&P 500 ® Index	17.88%	14.42%	14.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,605,241,578
Total number of portfolio holdings	105
Total advisory fees paid	$ 12,041,835
Portfolio turnover rate	85%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten
holdings
*

(% of net assets)
Sanmina Corp.	2.61%
Guardant Health, Inc.	2.42%
MACOM Technology Solutions Holdings, Inc.	2.29%
Madrigal Pharmaceuticals, Inc.	2.13%
SPX Technologies, Inc.	1.94%
BridgeBio Pharma, Inc.	1.90%
Piper Sandler Cos.	1.89%
Fabrinet	1.85%
Carpenter Technology Corp.	1.84%
Axsome Therapeutics, Inc.	1.83%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You
can
find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCG-AR-R
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Class Y: GTSYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class Y)	$ 95	0.92%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 5.95%. For the same time period, the Russell 2000
®
Growth Index (the "Benchmark") returned 13.01%. The Fund underperformed the Benchmark primarily due to stock selection in the industrials, health care, consumer staples and real estate sectors. These results were partially offset by positive stock selection within the utilities, information technology, and energy sectors, as well as an underweight exposure in the communication services and consumer staples sectors.
What contributed to performance?
Circle Internet Group, Inc. |
Circle is an issuer of USDC stablecoins used to facilitate block-chain electronic payments. The Fund participated in the initial public offering (IPO) and sold the holding following a significant run up in its post-IPO valuation.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
Kratos Defense & Security Solutions, Inc. |
Kratos Defense & Security Solutions focuses on drone and rocket technology. The stock has done well as defense is an area that has seen a resurgence in spending.
What detracted from performance?
Freshpet, Inc.
|
Freshpet makes dog and cat food that uses fresh meat, fruit and vegetables, which is distributed in grocery and specialty stores. The company saw strong demand during COVID and built out capacity for continued growth. However, additional demand had not materialized. The Fund sold the stock during the period.
Coherent Corp. |
Coherent makes electrical components used in artificial intelligence (AI) infrastructure. The stock pulled back during the period on concerns around the sustainability of AI capital expenditures. The Fund sold the stock during the period.
Vaxcyte, Inc. |
Vaxcyte is a pneumococcal vaccine provider. The Fund sold the stock during the period following increasing pressure on vaccines under the current administration.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class Y)	5.95%	-0.64%	9.24%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%
S&P 500 ® Index	17.88%	14.42%	14.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,605,241,578
Total number of portfolio holdings	105
Total advisory fees paid	$ 12,041,835
Portfolio turnover rate	85%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top
ten
holdings*

(% of net assets)
Sanmina Corp.	2.61%
Guardant Health, Inc.	2.42%
MACOM Technology Solutions Holdings, Inc.	2.29%
Madrigal Pharmaceuticals, Inc.	2.13%
SPX Technologies, Inc.	1.94%
BridgeBio Pharma, Inc.	1.90%
Piper Sandler Cos.	1.89%
Fabrinet	1.85%
Carpenter Technology Corp.	1.84%
Axsome Therapeutics, Inc.	1.83%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What
Should
I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCG-AR-Y
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Investor Class: GTSIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Investor Class)	$ 114	1.11%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Investor Class shares of the Fund returned 5.74%. For the same time period, the Russell 2000
®
Growth Index (the "Benchmark") returned 13.01%. The Fund underperformed the Benchmark primarily due to stock selection in the industrials, health care, consumer staples and real estate sectors. These results were partially offset by positive stock selection within the utilities, information technology, and energy sectors, as well as an underweight exposure in the communication services and consumer staples sectors.
What contributed to performance?
Circle Internet Group, Inc. |
Circle is an issuer of USDC stablecoins used to facilitate block-chain electronic payments. The Fund participated in the initial public offering (IPO) and sold the holding following a significant run up in its post-IPO valuation.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
Kratos Defense & Security Solutions, Inc. |
Kratos Defense & Security Solutions focuses on drone and rocket technology. The stock has done well as defense is an area that has seen a resurgence in spending.
What detracted from performance?
Freshpet, Inc.
|
Freshpet makes dog and cat food that uses fresh meat, fruit and vegetables, which is distributed in grocery and specialty stores. The company saw strong demand during COVID and built out capacity for continued growth. However, additional demand had not materialized. The Fund sold the stock during the period.
Coherent Corp. |
Coherent makes electrical components used in artificial intelligence (AI) infrastructure. The stock pulled back during the period on concerns around the sustainability of AI capital expenditures. The Fund sold the stock during the period.
Vaxcyte, Inc. |
Vaxcyte is a pneumococcal vaccine provider. The Fund sold the stock during the period following increasing pressure on vaccines under the current administration.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Investor Class)	5.74%	-0.83%	9.01%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%
S&P 500 ® Index	17.88%	14.42%	14.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,605,241,578
Total number of portfolio holdings	105
Total advisory fees paid	$ 12,041,835
Portfolio turnover rate	85%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten
holdings
*

(% of net assets)
Sanmina Corp.	2.61%
Guardant Health, Inc.	2.42%
MACOM Technology Solutions Holdings, Inc.	2.29%
Madrigal Pharmaceuticals, Inc.	2.13%
SPX Technologies, Inc.	1.94%
BridgeBio Pharma, Inc.	1.90%
Piper Sandler Cos.	1.89%
Fabrinet	1.85%
Carpenter Technology Corp.	1.84%
Axsome Therapeutics, Inc.	1.83%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCG-AR-INV
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Class R5: GTSVX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class R5)	$ 85	0.83%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 6.02%. For the same time period, the Russell 2000
®
Growth Index (the "Benchmark") returned 13.01%. The Fund underperformed the Benchmark primarily due to stock selection in the industrials, health care, consumer staples and real estate sectors. These results were partially offset by positive stock selection within the utilities, information technology, and energy sectors, as well as an underweight exposure in the communication services and consumer staples sectors.
What contributed to performance?
Circle Internet Group, Inc. |
Circle is an issuer of USDC stablecoins used to facilitate block-chain electronic payments. The Fund participated in the initial public offering (IPO) and sold the holding following a significant run up in its post-IPO valuation.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
Kratos Defense & Security Solutions, Inc. |
Kratos Defense & Security Solutions focuses on drone and rocket technology. The stock has done well as defense is an area that has seen a resurgence in spending.
What detracted from performance?
Freshpet, Inc.
|
Freshpet makes dog and cat food that uses fresh meat, fruit and vegetables, which is distributed in grocery and specialty stores. The company saw strong demand during COVID and built out capacity for continued growth. However, additional demand had not materialized. The Fund sold the stock during the period.
Coherent Corp. |
Coherent makes electrical components used in artificial intelligence (AI) infrastructure. The stock pulled back during the period on concerns around the sustainability of AI capital expenditures. The Fund sold the stock during the period.
Vaxcyte, Inc. |
Vaxcyte is a pneumococcal vaccine provider. The Fund sold the stock during the period following increasing pressure on vaccines under the current administration.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class R5)	6.02%	-0.55%	9.36%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%
S&P 500 ® Index	17.88%	14.42%	14.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,605,241,578
Total number of portfolio holdings	105
Total advisory fees paid	$ 12,041,835
Portfolio turnover rate	85%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten
holdings
*

(% of net assets)
Sanmina Corp.	2.61%
Guardant Health, Inc.	2.42%
MACOM Technology Solutions Holdings, Inc.	2.29%
Madrigal Pharmaceuticals, Inc.	2.13%
SPX Technologies, Inc.	1.94%
BridgeBio Pharma, Inc.	1.90%
Piper Sandler Cos.	1.89%
Fabrinet	1.85%
Carpenter Technology Corp.	1.84%
Axsome Therapeutics, Inc.	1.83%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where
Can
I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCG-AR-R5
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Class R6: GTSFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246
.
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class R6)	$ 78	0.76%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 6.11%. For the same time period, the Russell 2000
®
Growth Index (the "Benchmark") returned 13.01%. The Fund underperformed the Benchmark primarily due to stock selection in the industrials, health care, consumer staples and real estate sectors. These results were partially offset by positive stock selection within the utilities, information technology, and energy sectors, as well as an underweight exposure in the communication services and consumer staples sectors.
What contributed to performance?
Circle Internet Group, Inc. |
Circle is an issuer of USDC stablecoins used to facilitate block-chain electronic payments. The Fund participated in the initial public offering (IPO) and sold the holding following a significant run up in its post-IPO valuation.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
Kratos Defense & Security Solutions, Inc. |
Kratos Defense & Security Solutions focuses on drone and rocket technology. The stock has done well as defense is an area that has seen a resurgence in spending.
What detracted from performance?
Freshpet, Inc.
|
Freshpet makes dog and cat food that uses fresh meat, fruit and vegetables, which is distributed in grocery and specialty stores. The company saw strong demand during COVID and built out capacity for continued growth. However, additional demand had not materialized. The Fund sold the stock during the period.
Coherent Corp. |
Coherent makes electrical components used in artificial intelligence (AI) infrastructure. The stock pulled back during the period on concerns around the sustainability of AI capital expenditures. The Fund sold the stock during the period.
Vaxcyte, Inc. |
Vaxcyte is a pneumococcal vaccine provider. The Fund sold the stock during the period following increasing pressure on vaccines under the current administration.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class R6)	6.11%	-0.48%	9.45%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%
S&P 500 ® Index	17.88%	14.42%	14.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/performance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2025)
Fund net assets	$ 1,605,241,578
Total number of portfolio holdings	105
Total advisory fees paid	$ 12,041,835
Portfolio turnover rate	85%
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Sanmina Corp.	2.61%
Guardant Health, Inc.	2.42%
MACOM Technology Solutions Holdings, Inc.	2.29%
Madrigal Pharmaceuticals, Inc.	2.13%
SPX Technologies, Inc.	1.94%
BridgeBio Pharma, Inc.	1.90%
Piper Sandler Cos.	1.89%
Fabrinet	1.85%
Carpenter Technology Corp.	1.84%
Axsome Therapeutics, Inc.	1.83%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the F
und's
proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCG-AR-R6
Invesco Small Cap Growth Fund

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended December 31, 2025.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee: Anthony J. LaCava, Jr. and James Liddy. Each of these audit committee financial experts is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024

Audit Fees	$ 355,164	$ 391,243
Audit-Related Fees(1)	$ 6,504	$ 0
Tax Fees(2)	$ 199,374	$ 227,101
All Other Fees	$ 0	$ 0
Total Fees	$ 561,042	$ 618,344
(1)	Audit-Related Fees for the fiscal year ended 2025 includes fees billed for reviewing regulatory filings.
(2)

Tax Fees for the fiscal years ended 2025 and 2024 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax, year-to-date estimates for various book-to-tax differences and other tax services.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,195,000	$ 1,141,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,195,000	$ 1,141,000

(1) Audit-Related Fees for the fiscal years ended 2025 and 2024 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)  In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,726,000 for the fiscal year ended December 31, 2025 and $6,489,000 for the fiscal year ended December 31, 2024. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $8,120,374 for the fiscal year ended December 31, 2025 and $7,857,101 for the fiscal year ended December 31, 2024.

PwC provided audit services to the Investment Company complex of approximately $35 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

1	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
December 31, 2025
Invesco Active Allocation Fund
Nasdaq:
A: OAAAX ■ C: OAACX ■ R: OAANX ■ Y: OAAYX ■ R5: PAAJX ■ R6: PAAQX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
20	Report of Independent Registered Public Accounting Firm
21	Tax Information
22	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2025
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.86%(a)
	% of Net Assets 12/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/25	Value 12/31/25
Alternative Funds–2.11%
Invesco Dynamic Credit Opportunity Fund, Class R6	0.14%	$—	$2,818,140	$—	$(70,873)	$—	$214,096	258,056	$2,747,267
Invesco Global Real Estate Income Fund, Class R6	1.97%	45,278,775	1,314,549	(8,662,156)	1,772,350	(844,519)	1,314,549	4,733,131	38,858,999
Invesco Macro Allocation Strategy Fund, Class R6(b)	—	46,153,483	414,063	(46,995,150)	7,973,637	(7,518,042)	386,072	—	—
Total Alternative Funds		91,432,258	4,546,752	(55,657,306)	9,675,114	(8,362,561)	1,914,717		41,606,266
Domestic Equity Funds–56.02%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.42%	109,714,684	27,773,696	(11,378,840)	357,644	8,827,900	—	3,740,784	126,737,758
Invesco Main Street Small Cap Fund, Class R6	6.25%	110,878,231	23,068,225	(13,950,260)	2,773,699	9,533,216	629,260	5,472,234	123,453,598
Invesco NASDAQ 100 ETF(c)	12.67%	195,290,865	58,785,829	(55,053,511)	43,513,291	7,573,585	1,278,693	988,890	250,110,059
Invesco Russell 1000® Dynamic Multifactor ETF	13.97%	265,360,134	32,673,856	(57,830,246)	28,985,749	6,436,385	2,158,210	4,508,848	275,625,878
Invesco S&P 500 Revenue ETF(c)	11.49%	—	218,341,986	(18,589,235)	25,816,477	1,126,689	3,028,351	1,979,877	226,695,917
Invesco S&P 500® Pure Value ETF	—	165,907,737	—	(171,107,896)	(11,292,246)	16,492,405	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	40,512,262	(34,151,967)	—	(6,360,295)	72,096	—	—
Invesco Value Opportunities Fund, Class R6	5.22%	91,850,678	21,843,847	(22,046,652)	8,348,078	12,261,953	542,553	4,296,025	102,932,769
Total Domestic Equity Funds		939,002,329	422,999,701	(384,108,607)	98,502,692	55,891,838	7,709,163		1,105,555,979
Fixed Income Funds–18.46%
Invesco Core Bond Fund, Class R6	9.26%	196,713,917	20,364,519	(38,144,646)	4,044,085	(212,013)	8,228,244	31,890,189	182,765,862
Invesco Core Plus Bond Fund, Class R6	4.99%	94,717,141	10,568,334	(9,274,777)	4,885,702	(2,484,796)	4,510,859	10,495,559	98,411,604
Invesco Emerging Markets Sovereign Debt ETF	0.35%	11,506,025	—	(4,956,537)	732,872	(338,034)	497,344	320,606	6,944,326
Invesco Equal Weight 0-30 Year Treasury ETF	—	48,867,402	—	(48,884,121)	7,451,144	(7,434,425)	454,613	—	—
Invesco Floating Rate ESG Fund, Class R6(b)	0.94%	24,480,143	1,661,776	(6,695,964)	(392,735)	(351,679)	1,525,170	2,859,267	18,564,935
Invesco High Yield Fund, Class R6	1.43%	23,923,978	3,959,599	—	322,348	—	1,812,853	7,856,147	28,205,925
Invesco Variable Rate Investment Grade ETF	1.49%	41,952,925	—	(12,473,678)	(11,243)	(99,221)	1,623,288	1,170,071	29,368,783
Total Fixed Income Funds		442,161,531	36,554,228	(120,429,723)	17,032,173	(10,920,168)	18,652,371		364,261,435
International and Global Equity Funds–22.76%
Invesco Emerging Markets ex-China Fund, Class R6(d)	—	26,953,420	2,610,347	(35,762,810)	1,817,210	4,381,833	—	—	—
Invesco Developing Markets Fund, Class R6	2.33%	22,274,183	46,016,374	(12,538,453)	(16,282,816)	19,922,277	407,665	1,351,472	45,909,501
Invesco Global Fund, Class R6	8.05%	135,280,248	45,762,994	(15,777,343)	(7,941,505)	32,081,730	494,543	1,769,106	158,865,737
Invesco Global Infrastructure Fund, Class R6	—	19,345,651	2,109,009	(19,770,572)	(2,214,341)	2,587,293	51,969	—	—
Invesco International Developed Dynamic Multifactor ETF(c)	3.12%	52,046,073	5,040,119	(9,784,426)	13,719,799	608,225	1,845,320	2,068,808	61,629,790
Invesco International Growth Fund, Class R6(d)	1.43%	22,400,524	10,625,905	—	(4,788,384)	8,560,514	245,064	1,117,896	28,238,045
Invesco International Small-Mid Company Fund, Class R6	4.23%	73,180,712	19,845,372	(8,168,233)	(665,586)	12,058,573	1,551,580	2,366,661	83,424,823
Invesco RAFI Developed Markets ex-U.S. ETF(e)	3.60%	61,610,150	8,059,382	(20,731,507)	19,479,477	2,725,696	2,726,265	1,085,410	71,143,198
Total International and Global Equity Funds		413,090,961	140,069,502	(122,533,344)	3,123,854	82,926,141	7,322,406		449,211,094
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.86%(a)
	% of Net Assets 12/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/25	Value 12/31/25
Money Market Funds–0.51%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(f)	0.18%	$2,201,254	$83,784,208	$(82,454,834)	$—	$—	$130,115	3,530,628	$3,530,628
Invesco Treasury Portfolio, Institutional Class, 3.64%(f)	0.33%	4,087,929	155,599,243	(153,130,406)	—	—	239,397	6,556,766	6,556,766
Total Money Market Funds		6,289,183	239,383,451	(235,585,240)	—	—	369,512		10,087,394
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,570,094,101)	99.86%	1,891,976,262	843,553,634	(918,314,220)	128,333,833	119,535,250	35,968,169		1,970,722,168

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.08%
Invesco Private Government Fund, 3.74%(f)(g)	0.85%	2,899,632	437,956,160	(424,022,589)	—	—	257,120 (h)	16,833,203	16,833,203
Invesco Private Prime Fund, 3.88%(f)(g)	2.23%	7,484,757	928,330,879	(891,793,701)	—	9,353	729,224 (h)	44,018,083	44,031,288
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,864,491)	3.08%	10,384,389	1,366,287,039	(1,315,816,290)	—	9,353	986,344		60,864,491
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,630,958,592)	102.94%	$1,902,360,651	$2,209,840,673	$(2,234,130,510)	$128,333,833	$119,544,603 (i)	$36,954,513		$2,031,586,659
OTHER ASSETS LESS LIABILITIES	(2.94)%								(58,005,400)
NET ASSETS	100.00%								$1,973,581,259
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	All or a portion of this security was out on loan at December 31, 2025.
(d)	Effective August 22, 2025, the underlying fund’s name changed.
(e)	Effective March 24, 2025, the underlying fund’s name changed.
(f)	The rate shown is the 7-day SEC standardized yield as of December 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
(h)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Developing Markets Fund	$13,482,064
Invesco Discovery Mid Cap Growth Fund	8,557,326
Invesco Global Fund	30,540,387
Invesco Global Infrastructure Fund	2,057,040
Invesco International Growth Fund	8,560,514
Invesco International Small-Mid Company Fund	12,826,015
Invesco Main Street Small Cap Fund	8,849,513
Invesco Value Opportunities Fund	9,325,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Active Allocation Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	37	March-2026	$12,751,125	$7,243	$7,243
MSCI Emerging Markets Index	30	March-2026	2,117,100	43,003	43,003
Nikkei 225 Index	3	March-2026	965,271	190	190
S&P/TSX 60 Index	2	March-2026	542,610	2,602	2,602
SPI 200 Index	2	March-2026	289,496	2,284	2,284
STOXX Europe 600 Index	104	March-2026	3,636,069	70,219	70,219
Subtotal—Long Futures Contracts				125,541	125,541
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	175	March-2026	(19,676,563)	111,817	111,817
Total Futures Contracts				$237,358	$237,358

(a)	Futures contracts collateralized by $1,691,439 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/21/2026	Barclays Bank PLC	PHP	313,540,000	USD	5,466,655	$151,461
01/21/2026	Barclays Bank PLC	USD	4,370,805	MYR	18,235,000	128,192
01/21/2026	BNP Paribas S.A.	NZD	8,885,000	USD	5,323,129	204,541
01/21/2026	Citibank, N.A.	HKD	700,000	USD	90,149	153
01/21/2026	Citibank, N.A.	KRW	3,622,700,000	USD	2,614,894	104,686
01/21/2026	Citibank, N.A.	PHP	270,000	USD	4,713	136
01/21/2026	Citibank, N.A.	USD	5,722,734	COP	22,703,000,000	238,094
01/21/2026	Citibank, N.A.	USD	565,286	ZAR	9,935,000	34,005
01/21/2026	Deutsche Bank AG	INR	301,990,000	USD	3,378,788	24,207
01/21/2026	Deutsche Bank AG	KRW	2,941,850,000	USD	2,130,803	92,363
01/21/2026	Deutsche Bank AG	TWD	12,825,000	USD	430,080	21,704
01/21/2026	Goldman Sachs International	USD	684,880	MXN	12,865,000	28,460
01/21/2026	J.P. Morgan Chase Bank, N.A.	GBP	7,684,000	USD	10,398,210	40,752
01/21/2026	J.P. Morgan Chase Bank, N.A.	JPY	562,730,000	USD	3,873,449	276,080
01/21/2026	J.P. Morgan Chase Bank, N.A.	THB	181,855,000	USD	5,784,505	6,867
01/21/2026	Merrill Lynch International	USD	1,131,625	CNY	7,985,000	7,841
01/21/2026	Morgan Stanley and Co. International PLC	CHF	3,385,000	USD	4,314,544	34,159
01/21/2026	Morgan Stanley and Co. International PLC	USD	1,290,361	MYR	5,395,000	40,711
01/21/2026	Standard Chartered Bank PLC	USD	5,522,366	PLN	20,070,000	67,640
01/21/2026	UBS AG	USD	6,384,101	AUD	9,590,000	16,436
Subtotal—Appreciation						1,518,488
Currency Risk
01/21/2026	Barclays Bank PLC	CLP	240,300,000	USD	251,995	(14,962)
01/21/2026	BNP Paribas S.A.	CAD	5,195,000	USD	3,774,744	(13,457)
01/21/2026	BNP Paribas S.A.	USD	53,900	DKK	340,000	(353)
01/21/2026	Citibank, N.A.	USD	9,801,803	EUR	8,295,000	(46,128)
01/21/2026	Citibank, N.A.	USD	1,862,220	TWD	55,645,000	(90,358)
01/21/2026	Deutsche Bank AG	USD	1,005,089	EUR	846,000	(10,115)
01/21/2026	Deutsche Bank AG	USD	5,602,942	IDR	92,367,300,000	(71,324)
01/21/2026	Deutsche Bank AG	USD	10,008,305	INR	890,565,000	(115,683)
01/21/2026	Deutsche Bank AG	USD	12,841,485	JPY	1,874,630,000	(857,520)
01/21/2026	Deutsche Bank AG	USD	5,512,080	SGD	6,995,000	(64,285)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
01/21/2026	Goldman Sachs International	SEK	45,730,000	USD	4,947,760	$(23,578)
01/21/2026	J.P. Morgan Chase Bank, N.A.	HUF	6,610,000	USD	19,642	(549)
01/21/2026	J.P. Morgan Chase Bank, N.A.	USD	7,037,831	GBP	5,190,000	(42,099)
01/21/2026	J.P. Morgan Chase Bank, N.A.	USD	2,210,855	HKD	17,160,000	(4,670)
01/21/2026	J.P. Morgan Chase Bank, N.A.	USD	5,474,983	NOK	54,070,000	(110,345)
03/03/2026	J.P. Morgan Chase Bank, N.A.	USD	5,711,584	BRL	30,865,000	(152,340)
01/21/2026	Merrill Lynch International	CNY	47,350,000	USD	6,710,089	(46,796)
01/21/2026	Merrill Lynch International	CZK	114,330,000	USD	5,522,975	(39,953)
01/21/2026	UBS AG	PLN	19,764,000	USD	5,468,292	(36,485)
Subtotal—Depreciation						(1,741,000)
Total Forward Foreign Currency Contracts						$(222,512)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 45, Version 1	Buy	(5.00)%	Quarterly	12/20/2030	3.155%	USD	5,350,000	$387,687	$408,767	$21,080
Credit Risk
Markit CDX North America Investment Grade Index, Series 45, Version 1	Buy	(1.00)	Quarterly	12/20/2030	0.500	USD	193,280,000	(4,132,633)	(4,380,691)	(248,058)
Total Centrally Cleared Credit Default Swap Agreements								$(3,744,946)	$(3,971,924)	$(226,978)

(a)	Centrally cleared swap agreements collateralized by $1,784,764 cash held with J.P. Morgan Chase Bank, N.A.
(b)
Implied credit spreads represent the current level, as of December 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Active Allocation Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Active Allocation Fund

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in affiliated underlying funds, at value (Cost $1,630,958,592)*	$2,031,586,659
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,518,488
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	1,691,439
Cash collateral — centrally cleared swap agreements	1,784,764
Cash collateral — OTC Derivatives	940,000
Cash	387,184
Receivable for:
Fund shares sold	708,629
Dividends - affiliated underlying funds	1,454,092
Investment for trustee deferred compensation and retirement plans	121,797
Other assets	42,403
Total assets	2,040,235,455
Liabilities:
Other investments:
Variation margin payable - futures contracts	71,677
Variation margin payable — centrally cleared swap agreements	2,508
Unrealized depreciation on forward foreign currency contracts outstanding	1,741,000
Payable for:
Investments purchased - affiliated underlying funds	1,409,337
Fund shares reacquired	1,293,632
Collateral upon return of securities loaned	60,864,491
Accrued fees to affiliates	736,464
Accrued trustees’ and officers’ fees and benefits	23,931
Accrued other operating expenses	389,359
Trustee deferred compensation and retirement plans	121,797
Total liabilities	66,654,196
Net assets applicable to shares outstanding	$1,973,581,259
Net assets consist of:
Shares of beneficial interest	$1,486,664,397
Distributable earnings	486,916,862
$1,973,581,259
Net Assets:
Class A	$1,659,856,851
Class C	$127,776,908
Class R	$158,227,443
Class Y	$26,577,147
Class R5	$42,678
Class R6	$1,100,232
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	111,420,719
Class C	8,839,404
Class R	10,707,556
Class Y	1,745,932
Class R5	2,873
Class R6	74,048
Class A:
Net asset value per share	$14.90
Maximum offering price per share (Net asset value of $14.90 ÷ 94.50%)	$15.77
Class C:
Net asset value and offering price per share	$14.46
Class R:
Net asset value and offering price per share	$14.78
Class Y:
Net asset value and offering price per share	$15.22
Class R5:
Net asset value and offering price per share	$14.85
Class R6:
Net asset value and offering price per share	$14.86

*	At December 31, 2025, securities with an aggregate value of $38,422,152 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Active Allocation Fund

Statement of Operations
For the year ended December 31, 2025
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $100,624)	$36,068,793
Interest	367,317
Total investment income	36,436,110
Expenses:
Advisory fees	1,644,688
Administrative services fees	271,606
Distribution fees:
Class A	3,853,516
Class C	1,311,280
Class R	765,821
Transfer agent fees — A, C, R and Y	1,694,264
Transfer agent fees — R5	36
Transfer agent fees — R6	357
Trustees’ and officers’ fees and benefits	23,200
Registration and filing fees	122,504
Reports to shareholders	80,261
Professional services fees	65,036
Other	(37,318)
Total expenses	9,795,251
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(94,421)
Net expenses	9,700,830
Net investment income	26,735,280
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	25,346,609
Capital gain distributions from affiliated underlying fund shares	94,197,994
Foreign currencies	2,346
Forward foreign currency contracts	4,553,226
Futures contracts	(2,192,154)
Swap agreements	(1,236,646)
120,671,375
Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	128,333,833
Foreign currencies	1,198
Forward foreign currency contracts	(603,136)
Futures contracts	557,186
Swap agreements	(62,764)
128,226,317
Net realized and unrealized gain	248,897,692
Net increase in net assets resulting from operations	$275,632,972
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Active Allocation Fund

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$26,735,280	$35,662,954
Net realized gain	120,671,375	93,208,303
Change in net unrealized appreciation	128,226,317	50,204,393
Net increase in net assets resulting from operations	275,632,972	179,075,650
Distributions to shareholders from distributable earnings:
Class A	(81,998,556)	(86,863,640)
Class C	(5,603,639)	(6,798,070)
Class R	(7,466,256)	(8,051,100)
Class Y	(1,369,819)	(1,489,956)
Class R5	(2,251)	(673)
Class R6	(57,254)	(32,314)
Total distributions from distributable earnings	(96,497,775)	(103,235,753)
Share transactions–net:
Class A	(71,403,078)	(70,882,563)
Class C	(22,715,913)	(27,547,796)
Class R	(9,034,386)	1,349,418
Class Y	(2,175,498)	(758,211)
Class R5	29,043	(274,718)
Class R6	449,886	501,543
Net increase (decrease) in net assets resulting from share transactions	(104,849,946)	(97,612,327)
Net increase (decrease) in net assets	74,285,251	(21,772,430)
Net assets:
Beginning of year	1,899,296,008	1,921,068,438
End of year	$1,973,581,259	$1,899,296,008
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Active Allocation Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Year ended 12/31/25	$13.57	$0.21	$1.89	$2.10	$(0.24)	$(0.53)	$(0.77)	$14.90	15.53%(e)	$1,659,857	0.44%(e)	0.44%(e)	1.46%(e)	32%
Year ended 12/31/24	13.08	0.26	1.02	1.28	(0.30)	(0.49)	(0.79)	13.57	9.77 (e)	1,581,091	0.46 (e)	0.47 (e)	1.92 (e)	43
Year ended 12/31/23	11.89	0.23	1.37	1.60	(0.23)	(0.18)	(0.41)	13.08	13.52 (e)	1,589,240	0.46 (e)	0.46 (e)	1.84 (e)	21
Year ended 12/31/22	15.42	0.15	(3.12)	(2.97)	(0.17)	(0.39)	(0.56)	11.89	(19.32)(e)	1,498,861	0.47 (e)	0.47 (e)	1.18 (e)	20
Year ended 12/31/21	14.70	0.10	1.92	2.02	(0.32)	(0.98)	(1.30)	15.42	13.92 (e)	1,973,745	0.45 (e)	0.47 (e)	0.64 (e)	16
Class C
Year ended 12/31/25	13.19	0.10	1.83	1.93	(0.13)	(0.53)	(0.66)	14.46	14.63	127,777	1.20	1.20	0.70	32
Year ended 12/31/24	12.72	0.16	0.99	1.15	(0.19)	(0.49)	(0.68)	13.19	9.00	138,237	1.22	1.23	1.16	43
Year ended 12/31/23	11.57	0.13	1.33	1.46	(0.13)	(0.18)	(0.31)	12.72	12.66	159,486	1.22	1.22	1.08	21
Year ended 12/31/22	15.01	0.05	(3.03)	(2.98)	(0.07)	(0.39)	(0.46)	11.57	(19.93)	167,991	1.23	1.23	0.42	20
Year ended 12/31/21	14.34	(0.02)	1.86	1.84	(0.19)	(0.98)	(1.17)	15.01	13.01	247,857	1.21	1.23	(0.12)	16
Class R
Year ended 12/31/25	13.47	0.17	1.87	2.04	(0.20)	(0.53)	(0.73)	14.78	15.20	158,227	0.70	0.70	1.20	32
Year ended 12/31/24	12.99	0.23	1.00	1.23	(0.26)	(0.49)	(0.75)	13.47	9.48	153,142	0.72	0.73	1.66	43
Year ended 12/31/23	11.80	0.20	1.37	1.57	(0.20)	(0.18)	(0.38)	12.99	13.33	146,168	0.72	0.72	1.58	21
Year ended 12/31/22	15.31	0.12	(3.11)	(2.99)	(0.13)	(0.39)	(0.52)	11.80	(19.56)	127,968	0.73	0.73	0.92	20
Year ended 12/31/21	14.60	0.06	1.91	1.97	(0.28)	(0.98)	(1.26)	15.31	13.64	166,900	0.71	0.73	0.38	16
Class Y
Year ended 12/31/25	13.85	0.25	1.93	2.18	(0.28)	(0.53)	(0.81)	15.22	15.76	26,577	0.20	0.20	1.70	32
Year ended 12/31/24	13.34	0.30	1.04	1.34	(0.34)	(0.49)	(0.83)	13.85	10.00	26,258	0.22	0.23	2.16	43
Year ended 12/31/23	12.11	0.27	1.40	1.67	(0.26)	(0.18)	(0.44)	13.34	13.86	25,832	0.22	0.22	2.08	21
Year ended 12/31/22	15.70	0.19	(3.19)	(3.00)	(0.20)	(0.39)	(0.59)	12.11	(19.15)	25,095	0.23	0.23	1.42	20
Year ended 12/31/21	14.94	0.14	1.96	2.10	(0.36)	(0.98)	(1.34)	15.70	14.24	31,941	0.21	0.23	0.88	16
Class R5
Year ended 12/31/25	13.54	0.24	1.88	2.12	(0.28)	(0.53)	(0.81)	14.85	15.72	43	0.21	0.21	1.69	32
Year ended 12/31/24	13.06	0.30	1.01	1.31	(0.34)	(0.49)	(0.83)	13.54	10.05	11	0.17	0.17	2.21	43
Year ended 12/31/23	11.87	0.26	1.38	1.64	(0.27)	(0.18)	(0.45)	13.06	13.89	287	0.20	0.20	2.10	21
Year ended 12/31/22	15.39	0.19	(3.12)	(2.93)	(0.20)	(0.39)	(0.59)	11.87	(19.08)	10	0.17	0.17	1.48	20
Year ended 12/31/21	14.68	0.14	1.92	2.06	(0.37)	(0.98)	(1.35)	15.39	14.19	11	0.19	0.21	0.90	16
Class R6
Year ended 12/31/25	13.53	0.25	1.90	2.15	(0.29)	(0.53)	(0.82)	14.86	15.90	1,100	0.14	0.14	1.76	32
Year ended 12/31/24	13.05	0.31	1.01	1.32	(0.35)	(0.49)	(0.84)	13.53	10.08	558	0.15	0.15	2.23	43
Year ended 12/31/23	11.86	0.27	1.37	1.64	(0.27)	(0.18)	(0.45)	13.05	13.91	54	0.14	0.14	2.16	21
Year ended 12/31/22	15.39	0.18	(3.12)	(2.94)	(0.20)	(0.39)	(0.59)	11.86	(19.14)	27	0.23	0.23	1.42	20
Year ended 12/31/21	14.67	0.14	1.93	2.07	(0.37)	(0.98)	(1.35)	15.39	14.29	14	0.19	0.21	0.90	16

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds was 0.49%, 0.52%, 0.52%, 0.53% and 0.53% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Active Allocation Fund

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Active Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds”, in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC (“Invesco Capital”) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (“underlying funds”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
11
Invesco Active Allocation Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
12
Invesco Active Allocation Fund

I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2025, the Fund paid the Adviser $2,614 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the
13
Invesco Active Allocation Fund

proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of December 31, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small
14
Invesco Active Allocation Fund

number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which an underlying Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent an underlying Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact an underlying Fund’s returns, unless an underlying Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which an underlying Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent an underlying Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
An underlying Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	0.100%
Over $3 billion	0.080%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended December 31, 2025, the effective advisory fee rate incurred by the Fund was 0.09%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2025, the Adviser waived advisory fees of $10,028.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to
15
Invesco Active Allocation Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $139,414 in front-end sales commissions from the sale of Class A shares and $7,087 and $4,691 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,960,634,774	$—	$—	$1,960,634,774
Money Market Funds	10,087,394	60,864,491	—	70,951,885
Total Investments in Securities	1,970,722,168	60,864,491	—	2,031,586,659
Other Investments - Assets*
Futures Contracts	237,358	—	—	237,358
Forward Foreign Currency Contracts	—	1,518,488	—	1,518,488
Swap Agreements	—	21,080	—	21,080
	237,358	1,539,568	—	1,776,926
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,741,000)	—	(1,741,000)
Swap Agreements	—	(248,058)	—	(248,058)
	—	(1,989,058)	—	(1,989,058)
Total Other Investments	237,358	(449,490)	—	(212,132)
Total Investments	$1,970,959,526	$60,415,001	$—	$2,031,374,527

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
16
Invesco Active Allocation Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2025:
	Value
Derivative Assets	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$125,541	$111,817	$237,358
Unrealized appreciation on swap agreements — Centrally Cleared(a)	21,080	—	—	—	21,080
Unrealized appreciation on forward foreign currency contracts outstanding	—	1,518,488	—	—	1,518,488
Total Derivative Assets	21,080	1,518,488	125,541	111,817	1,776,926
Derivatives not subject to master netting agreements	(21,080)	—	(125,541)	(111,817)	(258,438)
Total Derivative Assets subject to master netting agreements	$—	$1,518,488	$—	$—	$1,518,488

Value
Derivative Liabilities	Credit Risk	Currency Risk	Total
Unrealized depreciation on swap agreements — Centrally Cleared(a)	$(248,058)	$—	$(248,058)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(1,741,000)	(1,741,000)
Total Derivative Liabilities	(248,058)	(1,741,000)	(1,989,058)
Derivatives not subject to master netting agreements	248,058	—	248,058
Total Derivative Liabilities subject to master netting agreements	$—	$(1,741,000)	$(1,741,000)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of December 31, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$279,653	$(14,962)	$264,691	$—	$—	$264,691
BNP Paribas S.A.	204,541	(13,810)	190,731	—	—	190,731
Citibank, N.A.	377,074	(136,486)	240,588	—	—	240,588
Deutsche Bank AG	138,274	(1,118,927)	(980,653)	—	—	(980,653)
Goldman Sachs International	28,460	(23,578)	4,882	—	—	4,882
J.P. Morgan Chase Bank, N.A.	323,699	(310,003)	13,696	—	—	13,696
Merrill Lynch International	7,841	(86,749)	(78,908)	—	—	(78,908)
Morgan Stanley and Co. International PLC	74,870	−	74,870	—	—	74,870
Standard Chartered Bank PLC	67,640	−	67,640	—	—	67,640
UBS AG	16,436	(36,485)	(20,049)	—	—	(20,049)
Total	$1,518,488	$(1,741,000)	$(222,512)	$—	$—	$(222,512)
Effect of Derivative Investments for the year ended December 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$4,553,226	$-	$-	$4,553,226
Futures contracts	-	-	(3,602,810)	1,410,656	(2,192,154)
Swap agreements	(1,236,646)	-	-	-	(1,236,646)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(603,136)	-	-	(603,136)
Futures contracts	-	-	(183,329)	740,515	557,186
Swap agreements	(62,764)	-	-	-	(62,764)
Total	$(1,299,410)	$3,950,090	$(3,786,139)	$2,151,171	$1,015,712
17
Invesco Active Allocation Fund

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$154,349,010	$59,916,888	$200,032,500

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $84,393.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Ordinary income*	$55,733,887	$54,367,906
Long-term capital gain	40,763,888	48,867,847
Total distributions	$96,497,775	$103,235,753

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$6,186,024
Undistributed long-term capital gain	84,942,107
Net unrealized appreciation — investments	395,920,517
Net unrealized appreciation (depreciation) — foreign currencies	(439)
Temporary book/tax differences	(131,347)
Shares of beneficial interest	1,486,664,397
Total net assets	$1,973,581,259
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to derivative instruments, partnerships and wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2025.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $604,170,183 and $682,707,929, respectively. As of December 31, 2025, the aggregate cost of
18
Invesco Active Allocation Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$422,742,840
Aggregate unrealized (depreciation) of investments	(26,822,323)
Net unrealized appreciation of investments	$395,920,517
Cost of investments for tax purposes is $1,635,454,010.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, distributions, foreign currency transactions and derivative instruments, on December 31, 2025, undistributed net investment income was increased by $4,543,354, undistributed net realized gain was decreased by $8,274,356 and shares of beneficial interest was increased by $3,731,002. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended December 31, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	6,249,198	$89,896,849	6,949,657	$96,090,726
Class C	1,239,576	17,255,205	1,530,311	20,538,427
Class R	1,344,255	18,992,055	1,357,793	18,535,996
Class Y	498,924	7,390,862	743,875	10,437,707
Class R5	1,955	27,451	-	-
Class R6	102,767	1,477,262	35,045	474,932
Issued as reinvestment of dividends:
Class A	5,433,281	80,412,522	6,291,608	85,251,366
Class C	387,137	5,559,305	512,724	6,752,537
Class R	506,445	7,434,649	595,777	8,007,245
Class Y	72,142	1,090,790	96,432	1,332,685
Class R5	108	1,592	-	-
Class R6	3,840	56,682	2,349	31,731
Automatic conversion of Class C shares to Class A shares:
Class A	1,280,490	18,407,181	1,621,525	22,319,755
Class C	(1,321,813)	(18,407,181)	(1,672,251)	(22,319,755)
Reacquired:
Class A	(18,059,825)	(260,119,630)	(19,825,100)	(274,544,410)
Class C	(1,949,394)	(27,123,242)	(2,420,586)	(32,519,005)
Class R	(2,516,035)	(35,461,090)	(1,835,617)	(25,193,823)
Class Y	(721,109)	(10,657,150)	(881,137)	(12,528,603)
Class R5	-	-	(21,205)	(274,718)
Class R6	(73,769)	(1,084,058)	(355)	(5,120)
Net increase (decrease) in share activity	(7,521,827)	$(104,849,946)	(6,919,155)	$(97,612,327)
19
Invesco Active Allocation Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Active Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Active Allocation Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
20
Invesco Active Allocation Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$44,494,888
Qualified Dividend Income*	26.82%
Corporate Dividends Received Deduction*	16.54%
U.S. Treasury Obligations*	4.87%
Qualified Business Income*	0.00%
Business Interest Income*	26.07%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$26,301,216
21
Invesco Active Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
22
Invesco Active Allocation Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-OPSAA-NCSR

Annual Financial Statements and Other Information
December 31, 2025
Invesco Convertible Securities Fund
Nasdaq:
A: CNSAX ■ C: CNSCX ■ Y: CNSDX ■ R5: CNSIX ■ R6: CNSFX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
19	Tax Information
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
December 31, 2025

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–78.80%
Aerospace & Defense–2.61%
AeroVironment, Inc., Conv., 0.00%, 07/15/2030(b)	$6,000,000	$6,525,000
BWX Technologies, Inc., Conv., 0.00%, 11/01/2030(b)(c)	3,000,000	2,866,500
TransDigm, Inc., 6.38%, 03/01/2029(c)	3,000,000	3,097,557
Voyager Technologies, Inc., Conv., 0.75%, 11/15/2030(c)	6,000,000	6,321,000
		18,810,057
Alternative Carriers–0.90%
AST SpaceMobile, Inc., Conv., 2.00%, 01/15/2036(c)	6,500,000	6,503,575
Apparel Retail–0.83%
Burlington Stores, Inc., Conv., 1.25%, 12/15/2027	4,005,000	5,951,430
Application Software–5.82%
Cipher Mining, Inc., Conv., 0.00%, 10/01/2029(b)(c)(d)	4,000,000	4,760,000
Core Scientific, Inc., Conv., 3.00%, 09/01/2029(c)	1,250,000	1,962,500
Datadog, Inc., Conv., 0.00%, 12/01/2029(b)	4,000,000	4,005,000
Guidewire Software, Inc., Conv., 1.25%, 11/01/2029	6,075,000	6,694,650
IREN Ltd. (Australia), Series 33, Conv., 1.00%, 06/01/2033(c)	5,921,000	5,550,937
Life360, Inc., Conv., 0.00%, 06/01/2030(b)(c)	2,350,000	2,523,313
Nutanix, Inc., Conv., 0.25%, 10/01/2027	3,500,000	3,939,250
Strategy Inc., Conv., 0.63%, 09/15/2028(d)	2,500,000	3,160,000
TeraWulf, Inc., Conv., 1.00%, 09/01/2031(c)	4,250,000	5,034,125
Unity Software, Inc., Conv., 0.00%, 03/15/2030(b)(c)	3,000,000	4,342,500
		41,972,275
Asset Management & Custody Banks–0.27%
WisdomTree, Inc., Conv., 3.25%, 08/15/2029	1,600,000	1,927,000
Automobile Manufacturers–1.89%
Ford Motor Credit Co. LLC, 7.35%, 11/04/2027	4,000,000	4,177,877
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	7,500,000	9,445,312
		13,623,189
Biotechnology–7.44%
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	2,500,000	3,682,000
Ascendis Pharma A/S (Denmark), Conv., 2.25%, 04/01/2028	3,000,000	4,261,350
BridgeBio Pharma, Inc., Conv., 1.75%, 03/01/2031(c)	5,757,000	10,024,376
Principal Amount		Value
Biotechnology–(continued)
Cytokinetics, Inc., Conv., 1.75%, 10/01/2031(c)	$3,000,000	$3,741,300
Exact Sciences Corp., Conv., 2.00%, 03/01/2030(c)	2,000,000	2,774,800
Halozyme Therapeutics, Inc., Conv., 1.00%, 08/15/2028	4,500,000	5,982,750
Ionis Pharmaceuticals, Inc.,
Conv., 1.75%, 06/15/2028	1,500,000	2,388,075
0.00%, 12/01/2030(b)(c)	5,500,000	5,871,250
Jazz Investments I Ltd., Conv., 3.13%, 09/15/2030	6,325,000	8,434,388
Mirum Pharmaceuticals, Inc., Conv., 4.00%, 05/01/2029	2,500,000	6,461,750
		53,622,039
Broadline Retail–1.08%
Alibaba Group Holding Ltd. (China), Conv., 0.50%, 06/01/2029(d)	5,000,000	7,777,500
Coal & Consumable Fuels–1.46%
Centrus Energy Corp., Conv., 0.00%, 08/15/2032(b)(c)	5,000,000	6,446,250
Energy Fuels Inc., Conv., 0.75%, 11/01/2031(c)	3,950,000	4,100,100
		10,546,350
Communications Equipment–2.38%
Lumentum Holdings, Inc., Conv., 0.38%, 03/15/2032(c)	8,000,000	17,140,000
Construction & Engineering–1.66%
Fluor Corp., Conv., 1.13%, 08/15/2029	5,500,000	6,279,350
Granite Construction, Inc., Conv., 3.25%, 06/15/2030	3,550,000	5,680,000
		11,959,350
Consumer Finance–0.83%
SoFi Technologies, Inc., Conv., 1.25%, 03/15/2029(c)	1,000,000	2,832,500
Upstart Holdings, Inc., Conv., 2.00%, 10/01/2029	2,500,000	3,162,500
		5,995,000
Diversified Metals & Mining–0.35%
MP Materials Corp., Conv., 3.00%, 03/01/2030(c)	1,000,000	2,498,500
Electric Utilities–4.53%
Duke Energy Corp., Conv., 4.13%, 04/15/2026	3,000,000	3,093,750
FirstEnergy Corp., Conv., 3.88%, 01/15/2031(c)	2,000,000	2,157,000
NextEra Energy Capital Holdings, Inc., Conv., 3.00%, 03/01/2027	4,950,000	6,155,325
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	6,000,000	6,592,500
Southern Co. (The), Conv., 4.50%, 06/15/2027	10,000,000	10,695,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Convertible Securities Fund

Principal Amount		Value
Electric Utilities–(continued)
Vistra Operations Co. LLC, 5.63%, 02/15/2027(c)	$4,000,000	$4,003,618
		32,697,193
Electrical Components & Equipment–0.94%
Enovix Corp., Conv., 4.75%, 09/15/2030(c)	2,500,000	2,417,500
Eos Energy Enterprises Inc., Conv., 1.75%, 12/01/2031(c)	4,500,000	4,376,250
		6,793,750
Electronic Equipment & Instruments–2.92%
Advanced Energy Industries, Inc., Conv., 2.50%, 09/15/2028	3,000,000	4,926,000
Itron, Inc., Conv., 1.38%, 07/15/2030	3,600,000	3,647,250
Mirion Technologies, Inc., Conv., 0.25%, 06/01/2030(c)	4,500,000	5,587,875
OSI Systems, Inc.,
Conv., 2.25%, 08/01/2029	2,000,000	2,976,000
0.50%, 02/01/2031(c)	4,000,000	3,942,800
		21,079,925
Financial Exchanges & Data–1.54%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	10,800,000	11,088,900
Food Distributors–0.21%
Chefs’ Warehouse, Inc. (The), Conv., 2.38%, 12/15/2028	1,000,000	1,521,200
Gas Utilities–0.51%
UGI Corp., Conv., 5.00%, 06/01/2028	2,600,000	3,690,700
Health Care Equipment–1.52%
Alphatec Holdings, Inc., Conv., 0.75%, 03/15/2030(c)	2,000,000	3,069,400
iRhythm Technologies, Inc., Conv., 1.50%, 09/01/2029	3,475,000	4,865,000
TransMedics Group, Inc., Conv., 1.50%, 06/01/2028	2,000,000	2,998,900
		10,933,300
Health Care REITs–2.13%
Welltower OP LLC, Conv., 3.13%, 07/15/2029(c)	10,175,000	15,389,687
Health Care Services–0.83%
Guardant Health, Inc., Conv., 1.25%, 02/15/2031	3,250,000	5,960,825
Health Care Supplies–0.75%
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(c)	4,500,000	5,442,750
Heavy Electrical Equipment–0.46%
Bloom Energy Corp., Conv., 0.00%, 11/15/2030(b)(c)	3,750,000	3,281,250
Homefurnishing Retail–0.95%
Wayfair, Inc., Conv., 3.50%, 11/15/2028	3,000,000	6,873,000
Principal Amount		Value
Hotels, Resorts & Cruise Lines–1.01%
Carnival Corp., 7.00%, 08/15/2029(c)	$4,000,000	$4,200,420
Trip.com Group Ltd. (China), Conv., 0.75%, 06/15/2027(d)	2,500,000	3,086,250
		7,286,670
Housewares & Specialties–0.54%
Newell Brands, Inc., 6.38%, 05/15/2030	4,000,000	3,911,486
Industrial Machinery & Supplies & Components–0.43%
JBT Marel Corp., Conv., 0.38%, 09/15/2030(c)	3,000,000	3,114,000
Interactive Media & Services–1.84%
Match Group Holdings II LLC, 5.00%, 12/15/2027(c)	3,500,000	3,508,715
Snap, Inc., 6.88%, 03/01/2033(c)	9,400,000	9,748,131
		13,256,846
Internet Services & Infrastructure–6.13%
Akamai Technologies, Inc., Conv., 0.25%, 05/15/2031(c)(d)	4,550,000	5,041,400
Cloudflare, Inc., Conv., 0.00%, 06/15/2030(b)(c)	12,350,000	13,455,325
CoreWeave, Inc., Conv., 1.75%, 12/01/2031(c)	8,350,000	7,922,062
DigitalOcean Holdings, Inc., Conv., 0.00%, 08/15/2030(b)(c)	4,100,000	5,809,700
Snowflake, Inc., Conv., 0.00%, 10/01/2029(b)	7,750,000	12,004,750
		44,233,237
Investment Banking & Brokerage–0.35%
Galaxy Digital Holdings L.P., Conv., 2.50%, 12/01/2029(c)	2,000,000	2,530,200
Leisure Products–0.35%
Peloton Interactive, Inc., Conv., 5.50%, 12/01/2029	1,500,000	2,501,250
Life Sciences Tools & Services–0.74%
Tempus AI, Inc., Conv., 0.75%, 07/15/2030(c)	5,000,000	5,340,000
Marine Transportation–1.63%
NCL Corp. Ltd.,
Conv., 0.88%, 04/15/2030(c)	5,500,000	6,149,688
6.75%, 02/01/2032(c)	2,204,000	2,258,080
Viking Cruises Ltd., 5.88%, 10/15/2033(c)	3,289,000	3,341,469
		11,749,237
Movies & Entertainment–2.39%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	5,000,000	6,337,500
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	7,500,000	10,916,250
		17,253,750
Multi-Utilities–1.86%
CenterPoint Energy, Inc., Conv., 4.25%, 08/15/2026	5,500,000	6,028,000
CMS Energy Corp., Conv., 3.38%, 05/01/2028	2,500,000	2,680,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Convertible Securities Fund

	Principal Amount	Value
Multi-Utilities–(continued)
WEC Energy Group, Inc., Conv., 4.38%, 06/01/2029	$4,000,000	$4,676,000
		13,384,000
Oil & Gas Equipment & Services–0.59%
Solaris Energy Infrastructure, Inc., Conv., 0.25%, 10/01/2031	3,900,000	4,229,063
Oil & Gas Refining & Marketing–0.54%
Sunoco L.P., 7.00%, 05/01/2029(c)	3,750,000	3,913,316
Packaged Foods & Meats–0.45%
Post Holdings, Inc., Conv., 2.50%, 08/15/2027	3,000,000	3,235,500
Passenger Airlines–0.38%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(c)	2,700,000	2,751,149
Passenger Ground Transportation–2.04%
Lyft, Inc., Conv., 0.00%, 09/15/2030(b)(c)	3,000,000	3,399,000
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	8,725,000	11,338,138
		14,737,138
Pharmaceuticals–1.39%
Ligand Pharmaceuticals, Inc., Conv., 0.75%, 10/01/2030(c)	3,500,000	4,111,275
Zoetis, Inc., Conv., 0.25%, 06/15/2029(c)	5,700,000	5,885,250
		9,996,525
Research & Consulting Services–0.45%
Planet Labs PBC, Conv., 0.50%, 10/15/2030(c)	1,750,000	3,265,938
Restaurants–1.31%
DoorDash, Inc., Conv., 0.00%, 05/15/2030(b)(c)	9,000,000	9,423,000
Semiconductor Materials & Equipment–1.40%
MKS, Inc., Conv., 1.25%, 06/01/2030	4,500,000	5,751,000
Nova Ltd. (Israel), Conv., 0.00%, 09/15/2030(b)(c)	3,500,000	4,361,000
		10,112,000
Semiconductors–0.71%
MACOM Technology Solutions Holdings, Inc., Conv., 0.00%, 12/15/2029(b)(c)	2,000,000	2,430,400
Semtech Corp., Conv., 0.00%, 10/15/2030(b)(c)	2,500,000	2,655,000
		5,085,400
Steel–1.11%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	4,000,000	4,167,796
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034(c)	3,646,000	3,812,936
		7,980,732
Principal Amount		Value
Systems Software–1.60%
Check Point Software Technologies Ltd. (Israel), Conv., 0.00%, 12/15/2028(b)(c)(d)	$3,500,000	$3,494,750
Nebius Group N.V. (Netherlands), Conv., 2.75%, 09/15/2032(c)	8,366,000	8,027,177
		11,521,927
Technology Hardware, Storage & Peripherals–2.48%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	2,000,000	6,727,000
Super Micro Computer, Inc., Conv., 0.00%, 06/15/2030(b)(c)	5,000,000	4,240,000
Western Digital Corp., Conv., 3.00%, 11/15/2028	1,500,000	6,879,450
		17,846,450
Trading Companies & Distributors–0.44%
Air Lease Corp., Series D, 6.00%(e)(f)	3,318,000	3,167,179
Transaction & Payment Processing Services–1.83%
Affirm Holdings, Inc., Conv., 0.75%, 12/15/2029	6,000,000	6,658,500
Block, Inc., 6.50%, 05/15/2032	6,300,000	6,555,245
		13,213,745
Total U.S. Dollar Denominated Bonds & Notes (Cost $503,857,567)		568,118,483
Shares
Preferred Stocks–16.88%
Aerospace & Defense–2.84%
Boeing Co. (The), 6.00%, Conv. Pfd.	297,000	20,510,820
Asset Management & Custody Banks–2.24%
Ares Management Corp., 6.75%, Series B, Conv. Pfd.	135,000	6,804,000
KKR & Co., Inc., 6.25%, Series D, Conv. Pfd.	180,000	9,331,200
		16,135,200
Diversified Banks–3.35%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	19,300	24,163,600
Diversified Financial Services–1.29%
Apollo Global Management, Inc., 6.75%, Conv. Pfd.	122,800	9,273,856
Electric Utilities–1.79%
NextEra Energy, Inc., 7.30%, Conv. Pfd.	137,000	7,092,490
PG&E Corp., 6.00%, Series A, Conv. Pfd.	142,300	5,834,300
		12,926,790
Health Care Services–0.32%
BrightSpring Health Services, Inc., 6.75%, Conv. Pfd.(g)	18,000	2,271,780
Life Sciences Tools & Services–0.76%
Bruker Corp., 6.38%, Conv. Pfd.	15,000	5,490,000
Semiconductors–0.85%
Microchip Technology, Inc., 7.50%, Conv. Pfd.	105,000	6,119,400
Specialty Chemicals–1.26%
Albemarle Corp., 7.25%, Conv. Pfd.	152,800	9,074,792
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Convertible Securities Fund

Shares		Value
Technology Hardware, Storage & Peripherals–1.20%
Hewlett Packard Enterprise Co., 7.63%, Conv. Pfd.	130,000	$8,669,700
Trading Companies & Distributors–0.63%
QXO, Inc., 5.50%, Conv. Pfd.	82,500	4,549,875
Transaction & Payment Processing Services–0.35%
Shift4 Payments, Inc., 6.00%, Conv. Pfd.	31,400	2,512,314
Total Preferred Stocks (Cost $105,186,959)		121,698,127

Exchange-Traded Funds–0.26%
Invesco High Yield Bond Factor ETF (Cost $1,873,310)(h)	83,000	1,880,365
Common Stocks & Other Equity Interests–0.24%
Heavy Electrical Equipment–0.24%
Bloom Energy Corp., Class A (Cost $2,023,000)(g)	20,000	1,737,800
Shares		Value
Money Market Funds–2.45%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(h)(i)	6,186,987	$6,186,987
Invesco Treasury Portfolio, Institutional Class, 3.64%(h)(i)	11,486,592	11,486,592
Total Money Market Funds (Cost $17,673,579)		17,673,579

Options Purchased–0.93%
(Cost $12,258,737)		6,725,285
TOTAL INVESTMENTS IN SECURITIES–99.56% (Cost $642,873,152)		717,833,639
OTHER ASSETS LESS LIABILITIES—0.44%		3,153,411
NET ASSETS–100.00%		$720,987,050
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Zero coupon bond issued at a discount.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
December 31, 2025 was $282,248,594, which represented 39.15% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Non-income producing security.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value December 31, 2025	Dividend Income
Invesco High Yield Bond Factor ETF	$-	$1,873,310	$-	$7,055	$-	$1,880,365	$44,160
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,028,319	115,290,326	(114,131,658)	-	-	6,186,987	348,513
Invesco Treasury Portfolio, Institutional Class	9,332,880	214,110,606	(211,956,894)	-	-	11,486,592	641,416
Total	$14,361,199	$331,274,242	$(326,088,552)	$7,055	$-	$19,553,944	$1,034,089

(i)	The rate shown is the 7-day SEC standardized yield as of December 31, 2025.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Axon Enterprise, Inc.	Call	06/18/2026	80	USD	580.00	USD	4,640,000	$609,200
MP Materials Corp.	Call	05/15/2026	900	USD	60.00	USD	5,400,000	499,500
Palo Alto Networks, Inc.	Call	05/15/2026	385	USD	210.00	USD	8,085,000	259,875
Seagate Technology Holdings Public Limited Company	Call	03/20/2026	320	USD	280.00	USD	8,960,000	1,014,400
SoFi Technologies, Inc.	Call	04/17/2026	3,470	USD	29.00	USD	10,063,000	813,715
Western Digital Corp.	Call	06/18/2026	750	USD	170.00	USD	12,750,000	2,521,875
Total Exchange-Traded Equity Options Purchased								$5,718,565

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Convertible Securities Fund

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	02/20/2026	128	USD	6,975.00	USD	89,280,000	$1,006,720

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Convertible Securities Fund

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $623,326,263)	$698,279,695
Investments in affiliates, at value (Cost $19,546,889)	19,553,944
Cash	1,508,461
Receivable for:
Fund shares sold	135,378
Dividends	738,868
Interest	2,416,557
Investment for trustee deferred compensation and retirement plans	121,544
Other assets	36,948
Total assets	722,791,395
Liabilities:
Payable for:
Fund shares reacquired	1,270,020
Accrued fees to affiliates	296,871
Accrued other operating expenses	75,970
Trustee deferred compensation and retirement plans	161,484
Total liabilities	1,804,345
Net assets applicable to shares outstanding	$720,987,050
Net assets consist of:
Shares of beneficial interest	$618,452,980
Distributable earnings	102,534,070
$720,987,050
Net Assets:
Class A	$443,855,879
Class C	$10,340,497
Class Y	$228,001,687
Class R5	$682,447
Class R6	$38,106,540
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	17,899,295
Class C	420,902
Class Y	9,174,644
Class R5	27,517
Class R6	1,536,175
Class A:
Net asset value per share	$24.80
Maximum offering price per share (Net asset value of $24.80 ÷ 94.50%)	$26.24
Class C:
Net asset value and offering price per share	$24.57
Class Y:
Net asset value and offering price per share	$24.85
Class R5:
Net asset value and offering price per share	$24.80
Class R6:
Net asset value and offering price per share	$24.81
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Convertible Securities Fund

Statement of Operations
For the year ended December 31, 2025
Investment income:
Interest	$11,213,400
Dividends	7,804,401
Dividends from affiliated money market funds	1,034,089
Total investment income	20,051,890
Expenses:
Advisory fees	3,770,779
Administrative services fees	102,792
Custodian fees	10,162
Distribution fees:
Class A	1,094,374
Class C	108,546
Transfer agent fees — A, C and Y	865,241
Transfer agent fees — R5	143
Transfer agent fees — R6	10,667
Trustees’ and officers’ fees and benefits	28,868
Registration and filing fees	82,944
Reports to shareholders	55,267
Professional services fees	69,554
Other	17,470
Total expenses	6,216,807
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(39,510)
Net expenses	6,177,297
Net investment income	13,874,593
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	56,064,008
Options written	133,788
56,197,796
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	36,723,768
Affiliated investment securities	7,055
Options written	(153,077)
36,577,746
Net realized and unrealized gain	92,775,542
Net increase in net assets resulting from operations	$106,650,135
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Convertible Securities Fund

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$13,874,593	$14,833,866
Net realized gain	56,197,796	66,516,708
Change in net unrealized appreciation (depreciation)	36,577,746	(9,526,366)
Net increase in net assets resulting from operations	106,650,135	71,824,208
Distributions to shareholders from distributable earnings:
Class A	(48,045,924)	(14,305,064)
Class C	(1,062,845)	(329,670)
Class Y	(25,606,252)	(9,807,758)
Class R5	(70,157)	(18,128)
Class R6	(4,212,418)	(1,361,892)
Total distributions from distributable earnings	(78,997,596)	(25,822,512)
Share transactions–net:
Class A	(10,603,773)	(48,668,672)
Class C	(2,211,921)	(4,939,925)
Class Y	(33,177,053)	(72,093,740)
Class R5	384,890	(464,222)
Class R6	(340,301)	(12,590,071)
Net increase (decrease) in net assets resulting from share transactions	(45,948,158)	(138,756,630)
Net increase (decrease) in net assets	(18,295,619)	(92,754,934)
Net assets:
Beginning of year	739,282,669	832,037,603
End of year	$720,987,050	$739,282,669
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Convertible Securities Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 12/31/25	$23.87	$0.46	$3.33	$3.79	$(0.62)	$(2.24)	$(2.86)	$24.80	15.84%	$443,856	0.95%	0.95%	1.82%	114%
Year ended 12/31/24	22.46	0.42	1.76	2.18	(0.49)	(0.28)	(0.77)	23.87	9.74	438,011	0.96	0.97	1.82	87
Year ended 12/31/23	21.09	0.26	1.38	1.64	(0.27)	—	(0.27)	22.46	7.87	460,621	0.93	0.94	1.21	65
Year ended 12/31/22	25.93	0.20	(4.26)	(4.06)	(0.19)	(0.59)	(0.78)	21.09	(15.72)	492,448	0.93	0.93	0.86	45
Year ended 12/31/21	31.91	0.14	1.17	1.31	(0.23)	(7.06)	(7.29)	25.93	4.68	666,916	0.88	0.88	0.43	61
Class C
Year ended 12/31/25	23.66	0.27	3.30	3.57	(0.42)	(2.24)	(2.66)	24.57	15.01 (d)	10,340	1.69 (d)	1.69 (d)	1.08 (d)	114
Year ended 12/31/24	22.28	0.24	1.73	1.97	(0.31)	(0.28)	(0.59)	23.66	8.86 (d)	12,111	1.70 (d)	1.71 (d)	1.08 (d)	87
Year ended 12/31/23	20.91	0.10	1.38	1.48	(0.11)	—	(0.11)	22.28	7.12 (e)	16,263	1.66 (e)	1.67 (e)	0.48 (e)	65
Year ended 12/31/22	25.72	0.03	(4.22)	(4.19)	(0.03)	(0.59)	(0.62)	20.91	(16.35)(e)	21,915	1.66 (e)	1.66 (e)	0.13 (e)	45
Year ended 12/31/21	31.73	(0.09)	1.16	1.07	(0.02)	(7.06)	(7.08)	25.72	3.94 (f)	44,798	1.60 (f)	1.60 (f)	(0.29)(f)	61
Class Y
Year ended 12/31/25	23.91	0.52	3.34	3.86	(0.68)	(2.24)	(2.92)	24.85	16.14	228,002	0.70	0.70	2.07	114
Year ended 12/31/24	22.51	0.48	1.74	2.22	(0.54)	(0.28)	(0.82)	23.91	9.95	251,811	0.71	0.72	2.07	87
Year ended 12/31/23	21.13	0.31	1.40	1.71	(0.33)	—	(0.33)	22.51	8.17	307,044	0.68	0.69	1.46	65
Year ended 12/31/22	25.98	0.26	(4.27)	(4.01)	(0.25)	(0.59)	(0.84)	21.13	(15.51)	345,453	0.68	0.68	1.11	45
Year ended 12/31/21	31.96	0.22	1.17	1.39	(0.31)	(7.06)	(7.37)	25.98	4.93	562,488	0.63	0.63	0.68	61
Class R5
Year ended 12/31/25	23.86	0.55	3.32	3.87	(0.69)	(2.24)	(2.93)	24.80	16.22	682	0.60	0.60	2.17	114
Year ended 12/31/24	22.46	0.48	1.75	2.23	(0.55)	(0.28)	(0.83)	23.86	10.01	319	0.67	0.68	2.11	87
Year ended 12/31/23	21.08	0.32	1.39	1.71	(0.33)	—	(0.33)	22.46	8.22	724	0.65	0.66	1.49	65
Year ended 12/31/22	25.93	0.26	(4.26)	(4.00)	(0.26)	(0.59)	(0.85)	21.08	(15.51)	556	0.64	0.64	1.15	45
Year ended 12/31/21	31.91	0.23	1.17	1.40	(0.32)	(7.06)	(7.38)	25.93	4.96	688	0.60	0.60	0.71	61
Class R6
Year ended 12/31/25	23.87	0.55	3.33	3.88	(0.70)	(2.24)	(2.94)	24.81	16.28	38,107	0.60	0.60	2.17	114
Year ended 12/31/24	22.47	0.50	1.75	2.25	(0.57)	(0.28)	(0.85)	23.87	10.08	37,030	0.60	0.61	2.18	87
Year ended 12/31/23	21.09	0.33	1.40	1.73	(0.35)	—	(0.35)	22.47	8.29	47,385	0.58	0.59	1.56	65
Year ended 12/31/22	25.94	0.27	(4.26)	(3.99)	(0.27)	(0.59)	(0.86)	21.09	(15.45)	158,063	0.57	0.57	1.22	45
Year ended 12/31/21	31.92	0.25	1.17	1.42	(0.34)	(7.06)	(7.40)	25.94	5.06	51,316	0.52	0.52	0.79	61

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% for for the years ended
December 31, 2025 and 2024, respectively.

(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98% for the years ended
December 31, 2023 and 2022, respectively.

(f)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97% for Class C shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Convertible Securities Fund

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
11
Invesco Convertible Securities Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Call Options Purchased and Written – The Fund may write call options to reduce the volatility of the Fund’s investment portfolio and to earn premiums and/or buy call options for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period.  An uncovered call option exists without the ownership of the underlying security.  Options written by the Fund normally will have expiration dates between three and nine months from the date written.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities.  The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written.  If a written call
12
Invesco Convertible Securities Fund

option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.  If a written call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.  Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities.  The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased.  Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.  A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
K.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
L.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $750 million	0.520%
Next $250 million	0.470%
Next $500 million	0.420%
Next $500 million	0.395%
Next $1 billion	0.370%
Over $3 billion	0.345%
For the year ended December 31, 2025, the effective advisory fee rate incurred by the Fund was 0.52%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
13
Invesco Convertible Securities Fund

Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2025, the Adviser waived advisory fees of $29,588.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $35,578 in front-end sales commissions from the sale of Class A shares and $1,081 and $27 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$568,118,483	$—	$568,118,483
Preferred Stocks	121,698,127	—	—	121,698,127
Exchange-Traded Funds	1,880,365	—	—	1,880,365
Common Stocks & Other Equity Interests	1,737,800	—	—	1,737,800
Money Market Funds	17,673,579	—	—	17,673,579
Options Purchased	6,725,285	—	—	6,725,285
Total Investments	$149,715,156	$568,118,483	$—	$717,833,639
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
14
Invesco Convertible Securities Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2025:
Value
Derivative Assets	Equity Risk
Options purchased, at value — Exchange-Traded(a)	$6,725,285
Derivatives not subject to master netting agreements	(6,725,285)
Total Derivative Assets subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the year ended December 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Options purchased(a)	$5,400,953
Options written	133,788
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	(439,637)
Options written	(153,077)
Total	$4,942,027

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
on unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written
Average notional value	$54,359,625	$61,300,208	$7,066,125	$14,694,000
Average contracts	4,178	95	419	25

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,922.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
15
Invesco Convertible Securities Fund

NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Ordinary income*	$49,434,360	$25,822,512
Long-term capital gain	29,563,236	—
Total distributions	$78,997,596	$25,822,512

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$17,864,600
Undistributed long-term capital gain	11,179,458
Net unrealized appreciation — investments	73,595,068
Temporary book/tax differences	(105,056)
Shares of beneficial interest	618,452,980
Total net assets	$720,987,050
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, derivative instruments and amortization and accretion on debt securities.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2025.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $790,169,121 and $895,197,539, respectively. As of December 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$90,086,397
Aggregate unrealized (depreciation) of investments	(16,491,329)
Net unrealized appreciation of investments	$73,595,068
Cost of investments for tax purposes is $644,238,571.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of deemed dividends and amortization and accretion on debt securities, on December 31, 2025, undistributed net investment income was increased by $2,570,911 and undistributed net realized gain was decreased by $2,570,911. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	718,063	$18,084,683	633,991	$14,678,032
Class C	42,618	1,054,377	37,484	860,913
Class Y	1,132,213	28,437,871	2,090,348	48,404,616
Class R5	14,167	385,264	3,821	85,662
Class R6	78,677	1,939,800	122,097	2,801,553
Issued as reinvestment of dividends:
Class A	1,627,897	41,219,711	512,846	12,243,962
Class C	39,106	981,824	12,482	296,558
Class Y	745,245	18,900,170	316,587	7,577,218
Class R5	2,507	63,609	693	16,333
Class R6	158,846	4,023,621	53,515	1,274,152
16
Invesco Convertible Securities Fund

Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	72,244	$1,793,799	130,677	$2,997,346
Class C	(72,932)	(1,793,799)	(131,883)	(2,997,346)
Reacquired:
Class A	(2,872,140)	(71,701,966)	(3,428,281)	(78,588,012)
Class C	(99,750)	(2,454,323)	(136,193)	(3,100,050)
Class Y	(3,233,102)	(80,515,094)	(5,517,951)	(128,075,574)
Class R5	(2,530)	(63,983)	(23,384)	(566,217)
Class R6	(252,483)	(6,303,722)	(733,158)	(16,665,776)
Net increase (decrease) in share activity	(1,901,354)	$(45,948,158)	(6,056,309)	$(138,756,630)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17
Invesco Convertible Securities Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Convertible Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Convertible Securities Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
18
Invesco Convertible Securities Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$29,563,236
Qualified Dividend Income*	15.50%
Corporate Dividends Received Deduction*	15.55%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	31.99%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$31,360,211
19
Invesco Convertible Securities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
20
Invesco Convertible Securities Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
MS-CSEC-NCSR

Annual Financial Statements and Other Information
December 31, 2025
Invesco Income Allocation Fund
Nasdaq:
A: ALAAX ■ C: CLIAX ■ R: RLIAX ■ Y: ALAYX ■ R5: ILAAX ■ R6: IIASX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2025
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 12/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/25	Value 12/31/25
Domestic Equity Funds–30.89%
Invesco Dividend Income Fund, Class R6	4.05%	$13,137,603	$1,800,797	$(2,283,387)	$84,790	$1,649,353	$211,691	498,133	$13,120,834
Invesco Main Street Small Cap Fund, Class R6	1.74%	5,593,393	666,105	(743,474)	75,266	426,492	28,091	249,234	5,622,722
Invesco MSCI USA ETF	6.69%	22,442,626	1,989,285	(6,153,970)	2,574,202	825,014	250,850	316,686	21,677,157
Invesco QQQ Income Advantage ETF(b)	4.87%	16,517,003	1,655,398	(3,367,912)	799,661	165,589	1,659,350	297,430	15,769,739
Invesco Russell 1000® Dynamic Multifactor ETF	2.77%	9,226,204	—	(1,354,987)	975,352	110,321	74,198	146,522	8,956,890
Invesco S&P 500 Equal Weight Income Advantage ETF	4.97%	16,323,456	505,540	(959,728)	252,876	(22,913)	1,500,162	315,919	16,099,231
Invesco S&P 500® Pure Value ETF	4.29%	13,907,495	—	(1,895,524)	1,546,641	336,176	371,125	134,431	13,894,788
Invesco Value Opportunities Fund, Class R6	1.51%	4,897,996	814,211	(1,375,363)	351,431	636,120	25,734	203,761	4,882,104
Total Domestic Equity Funds		102,045,776	7,431,336	(18,134,345)	6,660,219	4,126,152	4,121,201		100,023,465
Fixed Income Funds–61.53%
Invesco Core Bond Fund, Class R6	24.80%	83,915,857	3,679,397	(9,038,460)	1,591,291	158,791	3,679,400	14,012,472	80,306,876
Invesco Core Plus Bond Fund, Class R6	23.87%	80,513,728	3,724,739	(8,886,157)	3,173,830	(1,219,921)	3,724,740	8,244,677	77,306,219
Invesco Floating Rate ESG Fund, Class R6(c)	2.01%	6,882,139	540,370	(686,460)	(169,948)	(18,118)	497,452	1,001,874	6,505,065
Invesco High Yield Fund, Class R6	1.99%	6,863,710	449,093	(899,766)	37,494	11,575	449,093	1,799,855	6,462,106
Invesco International Bond Fund, Class R6	3.03%	10,260,796	482,808	(2,004,349)	1,187,108	(111,965)	482,808	2,032,498	9,814,398
Invesco Variable Rate Investment Grade ETF	5.83%	20,194,796	—	(1,294,846)	(7,906)	(13,255)	951,833	752,143	18,878,789
Total Fixed Income Funds		208,631,026	8,876,407	(22,810,038)	5,811,869	(1,192,893)	9,785,326		199,273,453
International and Global Equity Funds–7.14%
Invesco RAFI Developed Markets ex-U.S. ETF(d)	5.62%	17,673,326	—	(5,118,495)	4,934,558	708,656	717,831	277,642	18,198,045
Invesco S&P Emerging Markets Low Volatility ETF	1.52%	4,815,812	—	(658,577)	730,115	48,898	193,057	179,958	4,936,248
Total International and Global Equity Funds		22,489,138	—	(5,777,072)	5,664,673	757,554	910,888		23,134,293
Money Market Funds–0.49%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(e)	0.17%	9,123	15,421,645	(14,874,864)	—	—	16,703	555,904	555,904
Invesco Treasury Portfolio, Institutional Class, 3.64%(e)	0.32%	—	28,640,198	(27,614,964)	—	—	30,370	1,025,234	1,025,234
Total Money Market Funds		9,123	44,061,843	(42,489,828)	—	—	47,073		1,581,138
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $293,565,310)	100.05%	333,175,063	60,369,586	(89,211,283)	18,136,761	3,690,813	14,864,488		324,012,349

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.82%
Invesco Private Government Fund, 3.74%(e)(f)	0.23%	573,775	111,462,750	(111,296,868)	—	—	91,933 (g)	739,657	739,657
Invesco Private Prime Fund, 3.88%(e)(f)	0.59%	1,495,465	248,234,726	(247,809,692)	—	709	237,998 (g)	1,920,632	1,921,208
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,660,865)	0.82%	2,069,240	359,697,476	(359,106,560)	—	709	329,931		2,660,865
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $296,226,175)	100.87%	$335,244,303	$420,067,062	$(448,317,843)	$18,136,761	$3,691,522 (h)	$15,194,419		$326,673,214
OTHER ASSETS LESS LIABILITIES	(0.87)%								(2,827,860)
NET ASSETS	100.00%								$323,845,354
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Income Allocation Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at December 31, 2025.
(c)	Includes return of capital distribution.
(d)	Effective March 24, 2025, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(g)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Dividend Income Fund	$1,268,322
Invesco Main Street Small Cap Fund	395,060
Invesco Value Opportunities Fund	442,291
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Income Allocation Fund

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in affiliated underlying funds, at value (Cost $296,226,175)*	$326,673,214
Cash	3,963
Receivable for:
Fund shares sold	33,228
Dividends - affiliated underlying funds	730,534
Investment for trustee deferred compensation and retirement plans	47,043
Other assets	55,631
Total assets	327,543,613
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	714,279
Fund shares reacquired	93,535
Collateral upon return of securities loaned	2,660,865
Accrued fees to affiliates	138,867
Accrued other operating expenses	40,456
Trustee deferred compensation and retirement plans	50,257
Total liabilities	3,698,259
Net assets applicable to shares outstanding	$323,845,354
Net assets consist of:
Shares of beneficial interest	$335,810,454
Distributable earnings (loss)	(11,965,100)
$323,845,354
Net Assets:
Class A	$296,063,737
Class C	$7,409,566
Class R	$4,830,991
Class Y	$15,175,364
Class R5	$284,605
Class R6	$81,091
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	26,290,294
Class C	657,191
Class R	428,723
Class Y	1,347,758
Class R5	25,274
Class R6	7,213
Class A:
Net asset value per share	$11.26
Maximum offering price per share (Net asset value of $11.26 ÷ 94.50%)	$11.92
Class C:
Net asset value and offering price per share	$11.27
Class R:
Net asset value and offering price per share	$11.27
Class Y:
Net asset value and offering price per share	$11.26
Class R5:
Net asset value and offering price per share	$11.26
Class R6:
Net asset value and offering price per share	$11.24

*	At December 31, 2025, security with a value of $996,776 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Income Allocation Fund

Statement of Operations
For the year ended December 31, 2025
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $165,165)	$15,029,653
Interest	21,259
Total investment income	15,050,912
Expenses:
Administrative services fees	45,572
Custodian fees	1,745
Distribution fees:
Class A	737,962
Class C	95,727
Class R	23,656
Transfer agent fees — A, C, R and Y	351,593
Transfer agent fees — R5	75
Transfer agent fees — R6	12
Trustees’ and officers’ fees and benefits	24,134
Registration and filing fees	94,454
Reports to shareholders	32,991
Professional services fees	45,364
Other	14,376
Total expenses	1,467,661
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(3,900)
Net expenses	1,463,761
Net investment income	13,587,151
Realized and unrealized gain from:
Net realized gain from:
Affiliated underlying fund shares	1,585,849
Capital gain distributions from affiliated underlying fund shares	2,105,673
3,691,522
Change in net unrealized appreciation of affiliated underlying fund shares	18,136,761
Net realized and unrealized gain	21,828,283
Net increase in net assets resulting from operations	$35,415,434
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Income Allocation Fund

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$13,587,151	$14,555,630
Net realized gain (loss)	3,691,522	(10,860,101)
Change in net unrealized appreciation	18,136,761	16,189,913
Net increase in net assets resulting from operations	35,415,434	19,885,442
Distributions to shareholders from distributable earnings:
Class A	(12,915,064)	(12,896,454)
Class C	(347,538)	(542,158)
Class R	(195,209)	(161,865)
Class Y	(694,786)	(846,858)
Class R5	(6,546)	(2,981)
Class R6	(2,838)	(1,028)
Total distributions from distributable earnings	(14,161,981)	(14,451,344)
Share transactions–net:
Class A	(23,828,021)	(40,637,567)
Class C	(4,955,295)	(9,239,032)
Class R	(55,317)	817,282
Class Y	(1,821,507)	(4,997,399)
Class R5	208,518	3,294
Class R6	28,761	38,950
Net increase (decrease) in net assets resulting from share transactions	(30,422,861)	(54,014,472)
Net increase (decrease) in net assets	(9,169,408)	(48,580,374)
Net assets:
Beginning of year	333,014,762	381,595,136
End of year	$323,845,354	$333,014,762
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Income Allocation Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Year ended 12/31/25	$10.54	$0.46	$0.74	$1.20	$(0.48)	$11.26	11.63%	$296,064	0.44%	0.44%	4.20%	5%
Year ended 12/31/24	10.38	0.43	0.17	0.60	(0.44)	10.54	5.84	300,472	0.47	0.47	4.13	86
Year ended 12/31/23	10.10	0.45	0.25	0.70	(0.42)	10.38	7.14	336,482	0.43	0.43	4.41	41
Year ended 12/31/22	11.84	0.35	(1.73)	(1.38)	(0.36)	10.10	(11.78)	366,254	0.37	0.43	3.25	30
Year ended 12/31/21	11.37	0.34	0.51	0.85	(0.38)	11.84	7.56	458,085	0.25	0.42	2.90	16
Class C
Year ended 12/31/25	10.56	0.37	0.73	1.10	(0.39)	11.27	10.68	7,410	1.19	1.19	3.45	5
Year ended 12/31/24	10.40	0.36	0.16	0.52	(0.36)	10.56	5.04	11,754	1.22	1.22	3.38	86
Year ended 12/31/23	10.11	0.37	0.27	0.64	(0.35)	10.40	6.43	20,704	1.18	1.18	3.66	41
Year ended 12/31/22	11.85	0.27	(1.73)	(1.46)	(0.28)	10.11	(12.43)	29,588	1.12	1.18	2.50	30
Year ended 12/31/21	11.38	0.25	0.51	0.76	(0.29)	11.85	6.76	46,368	1.00	1.17	2.15	16
Class R
Year ended 12/31/25	10.55	0.43	0.74	1.17	(0.45)	11.27	11.34	4,831	0.69	0.69	3.95	5
Year ended 12/31/24	10.39	0.41	0.16	0.57	(0.41)	10.55	5.57	4,577	0.72	0.72	3.88	86
Year ended 12/31/23	10.11	0.42	0.26	0.68	(0.40)	10.39	6.86	3,693	0.68	0.68	4.16	41
Year ended 12/31/22	11.84	0.32	(1.72)	(1.40)	(0.33)	10.11	(11.91)	3,470	0.62	0.68	3.00	30
Year ended 12/31/21	11.38	0.31	0.50	0.81	(0.35)	11.84	7.20	5,115	0.50	0.67	2.65	16
Class Y
Year ended 12/31/25	10.54	0.48	0.74	1.22	(0.50)	11.26	11.91	15,175	0.19	0.19	4.45	5
Year ended 12/31/24	10.38	0.46	0.16	0.62	(0.46)	10.54	6.11	16,094	0.22	0.22	4.38	86
Year ended 12/31/23	10.10	0.47	0.26	0.73	(0.45)	10.38	7.41	20,642	0.18	0.18	4.66	41
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.38)	10.10	(11.48)	28,227	0.12	0.18	3.50	30
Year ended 12/31/21	11.37	0.37	0.50	0.87	(0.41)	11.83	7.74	48,311	0.00	0.17	3.15	16
Class R5
Year ended 12/31/25	10.54	0.49	0.74	1.23	(0.51)	11.26	11.95	285	0.14	0.14	4.50	5
Year ended 12/31/24	10.38	0.46	0.16	0.62	(0.46)	10.54	6.14	69	0.18	0.18	4.42	86
Year ended 12/31/23	10.09	0.48	0.26	0.74	(0.45)	10.38	7.53	65	0.16	0.16	4.68	41
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.39)	10.09	(11.55)	93	0.11	0.16	3.51	30
Year ended 12/31/21	11.37	0.37	0.50	0.87	(0.41)	11.83	7.74	136	0.00	0.16	3.15	16
Class R6
Year ended 12/31/25	10.53	0.49	0.73	1.22	(0.51)	11.24	11.92	81	0.10	0.10	4.54	5
Year ended 12/31/24	10.38	0.47	0.15	0.62	(0.47)	10.53	6.14	48	0.09	0.09	4.51	86
Year ended 12/31/23	10.09	0.49	0.26	0.75	(0.46)	10.38	7.60	9	0.10	0.10	4.74	41
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.39)	10.09	(11.51)	337	0.06	0.09	3.56	30
Year ended 12/31/21	11.36	0.37	0.51	0.88	(0.41)	11.83	7.83	139	0.00	0.12	3.15	16

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.38%, 0.45%, 0.46%, 0.45% and 0.45% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Income Allocation Fund

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income and, secondarily, growth of capital.
The Fund is a "fund of funds", in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the "Adviser" or "Invesco") and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital") or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers ("underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
8
Invesco Income Allocation Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by
9
Invesco Income Allocation Fund

collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2025, the Fund paid the Adviser $13,976 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $29,686 in front-end sales commissions from the sale of Class A shares and $4,453 and $169 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
10
Invesco Income Allocation Fund

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$322,431,211	$—	$—	$322,431,211
Money Market Funds	1,581,138	2,660,865	—	4,242,003
Total Investments	$324,012,349	$2,660,865	$—	$326,673,214
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,900.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Ordinary income*	$14,161,981	$14,451,344

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$932,413
Net unrealized appreciation — investments	27,079,802
Temporary book/tax differences	(31,207)
Capital loss carryforward	(39,946,108)
Shares of beneficial interest	335,810,454
Total net assets	$323,845,354
11
Invesco Income Allocation Fund

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$4,854,182	$35,091,926	$39,946,108
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $16,307,743 and $46,721,455, respectively. As of December 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$27,387,339
Aggregate unrealized (depreciation) of investments	(307,537)
Net unrealized appreciation of investments	$27,079,802
Cost of investments for tax purposes is $299,593,412.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on December 31, 2025, undistributed net investment income was increased by $162,221 and undistributed net realized gain (loss) was decreased by $162,221. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,345,023	$25,434,431	2,335,386	$24,590,572
Class C	55,677	602,763	69,540	727,251
Class R	87,354	939,364	107,515	1,123,657
Class Y	460,398	4,982,229	711,579	7,376,542
Class R5	19,066	212,750	113	1,196
Class R6	2,445	26,664	8,274	87,471
Issued as reinvestment of dividends:
Class A	991,001	10,700,873	1,025,283	10,741,679
Class C	27,316	294,641	44,074	461,710
Class R	18,052	195,149	15,402	161,705
Class Y	50,286	543,047	55,809	584,606
Class R5	544	5,967	234	2,449
Class R6	221	2,389	58	612
Automatic conversion of Class C shares to Class A shares:
Class A	312,953	3,391,340	534,546	5,581,918
Class C	(312,560)	(3,391,340)	(533,922)	(5,581,918)
12
Invesco Income Allocation Fund

Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(5,855,907)	$(63,354,665)	(7,802,301)	$(81,551,736)
Class C	(226,730)	(2,461,359)	(457,647)	(4,846,075)
Class R	(110,479)	(1,189,830)	(44,544)	(468,080)
Class Y	(689,478)	(7,346,783)	(1,229,101)	(12,958,547)
Class R5	(918)	(10,199)	(33)	(351)
Class R6	(27)	(292)	(4,635)	(49,133)
Net increase (decrease) in share activity	(2,825,763)	$(30,422,861)	(5,164,370)	$(54,014,472)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Income Allocation Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Income Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Income Allocation Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Income Allocation Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Qualified Dividend Income*	13.50%
Corporate Dividends Received Deduction*	8.83%
U.S. Treasury Obligations*	8.77%
Qualified Business Income*	0.00%
Business Interest Income*	56.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco Income Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Income Allocation Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
INCAL-NCSR

Annual Financial Statements and Other Information
December 31, 2025
Invesco International Diversified Fund
Nasdaq:
A: OIDAX ■ C: OIDCX ■ R: OIDNX ■ Y: OIDYX ■ R5: INDFX ■ R6: OIDIX

2	Schedule of Investments
3	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Report of Independent Registered Public Accounting Firm
13	Tax Information
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2025
Invesco International Diversified Fund
Schedule of Investments in Affiliated Issuers–99.78%(a)
	% of Net Assets 12/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 12/31/25	Value 12/31/25
International and Global Equity Funds–99.78%
Invesco Developing Markets Fund, Class R6	19.47%	$310,928,502	$93,922,025	$(120,370,310)	$(31,621,701)	$105,246,309	$2,555,920	8,053,484	$273,576,845
Invesco EQV International Equity Fund, Class R6	9.52%	390,460,273	25,336,062	(309,836,925)	(42,984,812)	89,050,865	3,123,354	6,175,983	133,771,797
Invesco International Growth Focus ETF	10.05%	—	146,656,575	(9,924,933)	4,428,820	915,412	124,663	5,389,677	141,228,401
Invesco International Growth Fund, Class R6(b)	9.52%	387,663,252	43,979,939	(304,806,525)	(73,893,500)	123,385,688	1,220,485	5,292,760	133,695,119
Invesco International Small-Mid Company Fund, Class R6	14.24%	468,831,444	40,560,111	(346,445,195)	(93,478,866)	163,220,386	3,944,482	5,676,060	200,081,115
Invesco International Value Fund, Class R6	36.98%	—	602,189,410	(38,943,529)	(40,879,959)	65,241,981	13,145,762	15,735,713	519,593,236
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,211,472,454)	99.78%	$1,557,883,471	$952,644,122	$(1,130,327,417)	$(278,430,018)	$547,060,641 (c)	$24,114,666		$1,401,946,513
OTHER ASSETS LESS LIABILITIES	0.22%								3,083,883
NET ASSETS	100.00%								$1,405,030,396
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective August 22, 2025, the underlying fund’s name changed.
(c)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Developing Markets Fund	$84,527,980
Invesco EQV International Equity Fund	18,253,666
Invesco International Growth Focus ETF	847,473
Invesco International Growth Fund	42,633,735
Invesco International Small-Mid Company Fund	32,606,765
Invesco International Value Fund	68,014,667
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco International Diversified Fund

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in affiliated underlying funds, at value (Cost $1,211,472,454)	$1,401,946,513
Receivable for:
Investments sold - affiliated underlying funds	15,901,342
Fund shares sold	711,652
Investment for trustee deferred compensation and retirement plans	168,880
Other assets	41,071
Total assets	1,418,769,458
Liabilities:
Payable for:
Fund shares reacquired	10,154,414
Amount due custodian	2,717,335
Accrued fees to affiliates	613,767
Accrued trustees’ and officers’ fees and benefits	13,504
Accrued other operating expenses	61,803
Trustee deferred compensation and retirement plans	178,239
Total liabilities	13,739,062
Net assets applicable to shares outstanding	$1,405,030,396
Net assets consist of:
Shares of beneficial interest	$1,033,892,479
Distributable earnings	371,137,917
$1,405,030,396
Net Assets:
Class A	$726,599,024
Class C	$38,650,760
Class R	$112,069,326
Class Y	$374,981,515
Class R5	$6,539
Class R6	$152,723,232
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	54,615,233
Class C	3,242,533
Class R	8,764,585
Class Y	27,481,479
Class R5	488
Class R6	11,098,110
Class A:
Net asset value per share	$13.30
Maximum offering price per share (Net asset value of $13.30 ÷ 94.50%)	$14.07
Class C:
Net asset value and offering price per share	$11.92
Class R:
Net asset value and offering price per share	$12.79
Class Y:
Net asset value and offering price per share	$13.64
Class R5:
Net asset value and offering price per share	$13.40
Class R6:
Net asset value and offering price per share	$13.76
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco International Diversified Fund

Statement of Operations
For the year ended December 31, 2025
Investment income:
Dividends from affiliated underlying funds	$24,114,666
Expenses:
Custodian fees	1,625
Distribution fees:
Class A	1,785,898
Class C	433,477
Class R	536,664
Transfer agent fees — A, C, R and Y	1,854,137
Transfer agent fees — R5	26
Transfer agent fees — R6	49,331
Trustees’ and officers’ fees and benefits	25,742
Registration and filing fees	101,207
Reports to shareholders	162,450
Professional services fees	63,197
Other	30,109
Total expenses	5,043,863
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(57,450)
Net expenses	4,986,413
Net investment income	19,128,253
Realized and unrealized gain (loss) from:
Net realized gain from:
Affiliated underlying fund shares	300,176,355
Capital gain distributions from affiliated underlying fund shares	246,884,286
547,060,641
Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(278,430,018)
Net realized and unrealized gain	268,630,623
Net increase in net assets resulting from operations	$287,758,876
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco International Diversified Fund

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$19,128,253	$18,040,473
Net realized gain	547,060,641	182,518,389
Change in net unrealized appreciation (depreciation)	(278,430,018)	(232,714,831)
Net increase (decrease) in net assets resulting from operations	287,758,876	(32,155,969)
Distributions to shareholders from distributable earnings:
Class A	(196,322,050)	(33,277,647)
Class C	(11,476,978)	(1,861,674)
Class R	(30,430,563)	(4,575,352)
Class Y	(108,331,617)	(26,908,504)
Class R5	(2,325)	(1,683)
Class R6	(40,038,445)	(10,741,695)
Total distributions from distributable earnings	(386,601,978)	(77,366,555)
Share transactions–net:
Class A	80,457,338	(92,386,922)
Class C	(5,384,107)	(19,389,878)
Class R	18,242,952	(14,861,631)
Class Y	(118,043,143)	(246,778,070)
Class R5	(27,250)	1,268
Class R6	(37,622,081)	(73,717,241)
Net increase (decrease) in net assets resulting from share transactions	(62,376,291)	(447,132,474)
Net increase (decrease) in net assets	(161,219,393)	(556,654,998)
Net assets:
Beginning of year	1,566,249,789	2,122,904,787
End of year	$1,405,030,396	$1,566,249,789
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco International Diversified Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Year ended 12/31/25	$14.98	$0.20	$2.89	$3.09	$(0.25)	$(4.52)	$(4.77)	$13.30	21.06%	$726,599	0.42%	0.42%	1.18%	64%
Year ended 12/31/24	16.12	0.14	(0.55)	(0.41)	(0.21)	(0.52)	(0.73)	14.98	(2.53)	704,088	0.45	0.45	0.85	8
Year ended 12/31/23	14.02	0.13	2.03	2.16	(0.06)	—	(0.06)	16.12	15.43	846,831	0.42	0.42	0.84	7
Year ended 12/31/22	21.53	0.05	(5.49)	(5.44)	(0.06)	(2.01)	(2.07)	14.02	(25.32)	838,141	0.44	0.44	0.26	15
Year ended 12/31/21	22.41	0.06	0.77	0.83	(0.11)	(1.60)	(1.71)	21.53	3.89	1,337,605	0.42	0.42	0.26	20
Class C
Year ended 12/31/25	13.94	0.07	2.68	2.75	(0.25)	(4.52)	(4.77)	11.92	20.19	38,651	1.17	1.17	0.43	64
Year ended 12/31/24	14.98	0.02	(0.51)	(0.49)	(0.03)	(0.52)	(0.55)	13.94	(3.27)	47,509	1.20	1.20	0.10	8
Year ended 12/31/23	13.13	0.01	1.90	1.91	(0.06)	—	(0.06)	14.98	14.57	70,156	1.17	1.17	0.09	7
Year ended 12/31/22	20.49	(0.08)	(5.21)	(5.29)	(0.06)	(2.01)	(2.07)	13.13	(25.88)	82,628	1.19	1.19	(0.49)	15
Year ended 12/31/21	21.46	(0.11)	0.74	0.63	—	(1.60)	(1.60)	20.49	3.11	164,886	1.17	1.17	(0.49)	20
Class R
Year ended 12/31/25	14.58	0.15	2.83	2.98	(0.25)	(4.52)	(4.77)	12.79	20.90	112,069	0.67	0.67	0.93	64
Year ended 12/31/24	15.69	0.10	(0.54)	(0.44)	(0.15)	(0.52)	(0.67)	14.58	(2.83)	103,960	0.70	0.70	0.60	8
Year ended 12/31/23	13.68	0.09	1.98	2.07	(0.06)	—	(0.06)	15.69	15.15	126,234	0.67	0.67	0.59	7
Year ended 12/31/22	21.13	0.00	(5.38)	(5.38)	(0.06)	(2.01)	(2.07)	13.68	(25.52)	123,943	0.69	0.69	0.01	15
Year ended 12/31/21	22.02	0.00	0.76	0.76	(0.05)	(1.60)	(1.65)	21.13	3.62	179,362	0.67	0.67	0.01	20
Class Y
Year ended 12/31/25	15.22	0.24	2.95	3.19	(0.25)	(4.52)	(4.77)	13.64	21.37	374,982	0.17	0.17	1.43	64
Year ended 12/31/24	16.43	0.18	(0.56)	(0.38)	(0.31)	(0.52)	(0.83)	15.22	(2.35)	513,958	0.20	0.20	1.10	8
Year ended 12/31/23	14.25	0.17	2.07	2.24	(0.06)	—	(0.06)	16.43	15.74	795,604	0.17	0.17	1.09	7
Year ended 12/31/22	21.83	0.09	(5.57)	(5.48)	(0.09)	(2.01)	(2.10)	14.25	(25.15)	871,554	0.19	0.19	0.51	15
Year ended 12/31/21	22.71	0.12	0.78	0.90	(0.18)	(1.60)	(1.78)	21.83	4.17	1,823,128	0.17	0.17	0.51	20
Class R5
Year ended 12/31/25	15.03	0.24	2.90	3.14	(0.25)	(4.52)	(4.77)	13.40	21.27	7	0.13	0.13	1.47	64
Year ended 12/31/24	16.25	0.19	(0.56)	(0.37)	(0.33)	(0.52)	(0.85)	15.03	(2.31)	31	0.13	0.13	1.17	8
Year ended 12/31/23	14.08	0.17	2.06	2.23	(0.06)	—	(0.06)	16.25	15.86	32	0.12	0.12	1.14	7
Year ended 12/31/22	21.61	0.10	(5.51)	(5.41)	(0.11)	(2.01)	(2.12)	14.08	(25.09)	28	0.10	0.10	0.60	15
Year ended 12/31/21	22.50	0.15	0.78	0.93	(0.22)	(1.60)	(1.82)	21.61	4.32	73	0.07	0.07	0.61	20
Class R6
Year ended 12/31/25	15.30	0.26	2.97	3.23	(0.25)	(4.52)	(4.77)	13.76	21.54	152,723	0.06	0.06	1.54	64
Year ended 12/31/24	16.54	0.21	(0.57)	(0.36)	(0.36)	(0.52)	(0.88)	15.30	(2.21)	196,705	0.06	0.06	1.24	8
Year ended 12/31/23	14.33	0.19	2.08	2.27	(0.06)	—	(0.06)	16.54	15.86	284,047	0.05	0.05	1.21	7
Year ended 12/31/22	21.94	0.11	(5.58)	(5.47)	(0.13)	(2.01)	(2.14)	14.33	(25.02)	428,285	0.04	0.04	0.66	15
Year ended 12/31/21	22.82	0.16	0.78	0.94	(0.22)	(1.60)	(1.82)	21.94	4.31	812,719	0.03	0.03	0.65	20

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.87%, 0.87%, 0.87%, 0.83% and 0.82% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco International Diversified Fund

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco International Diversified Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund is a "fund of funds", in that it invests in other mutual funds ("underlying funds") advised by Invesco Advisers, Inc. (the "Adviser" or "Invesco"). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
7
Invesco International Diversified Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or
8
Invesco International Diversified Fund

social instability, changes in economic or taxation policies or other adverse political or economic developments (in which an underlying Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent an underlying Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact an underlying Fund’s returns, unless an underlying Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which an underlying Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent an underlying Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
An underlying Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $55,075 in front-end sales commissions from the sale of Class A shares and $734 and $1,245 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
9
Invesco International Diversified Fund

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2025, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $57,450.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Ordinary income*	$20,654,900	$25,021,270
Long-term capital gain	365,947,078	52,345,285
Total distributions	$386,601,978	$77,366,555

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$25,362,284
Undistributed long-term capital gain	236,337,653
Net unrealized appreciation — investments	138,283,342
Temporary book/tax differences	(156,858)
Capital loss carryforward	(28,688,504)
Shares of beneficial interest	1,033,892,479
Total net assets	$1,405,030,396
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
10
Invesco International Diversified Fund

The Fund has a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$383,695	$28,304,809	$28,688,504
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $952,644,122 and $1,130,327,417, respectively. As of December 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$179,163,302
Aggregate unrealized (depreciation) of investments	(40,879,960)
Net unrealized appreciation of investments	$138,283,342
Cost of investments for tax purposes is $1,263,663,171.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization and distributions, on December 31, 2025, undistributed net investment income was increased by $5,876,441, undistributed net realized gain was decreased by $38,382,441 and shares of beneficial interest was increased by $32,506,000. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,594,986	$42,163,325	2,535,038	$41,189,501
Class C	288,306	4,357,968	314,679	4,749,942
Class R	923,450	14,563,836	886,405	14,016,424
Class Y	3,421,316	54,692,171	4,364,363	72,036,733
Class R6	2,020,882	33,244,438	2,675,334	44,501,278
Issued as reinvestment of dividends:
Class A	13,868,037	181,809,944	2,055,318	30,973,646
Class C	951,607	11,181,379	127,656	1,791,011
Class R	2,406,578	30,322,886	311,184	4,568,180
Class Y	6,005,434	80,773,090	1,424,771	21,813,237
Class R5	-	-	84	1,268
Class R6	2,775,530	37,636,183	685,801	10,554,471
Automatic conversion of Class C shares to Class A shares:
Class A	650,884	10,479,130	661,177	10,781,306
Class C	(704,723)	(10,479,130)	(713,855)	(10,781,306)
Reacquired:
Class A	(9,516,187)	(153,995,061)	(10,754,954)	(175,331,375)
Class C	(701,519)	(10,444,324)	(1,001,640)	(15,149,525)
Class R	(1,693,494)	(26,643,770)	(2,112,641)	(33,446,235)
Class Y	(15,718,707)	(253,508,404)	(20,448,821)	(340,628,040)
Class R5	(1,574)	(27,250)	-	-
Class R6	(6,556,039)	(108,502,702)	(7,678,861)	(128,772,990)
Net increase (decrease) in share activity	1,014,767	$(62,376,291)	(26,668,962)	$(447,132,474)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco International Diversified Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco International Diversified Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco International Diversified Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
12
Invesco International Diversified Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$398,453,078
Qualified Dividend Income*	87.22%
Corporate Dividends Received Deduction*	1.47%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$192,545
13
Invesco International Diversified Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco International Diversified Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-IDIV-NCSR

Annual Financial Statements and Other Information
December 31, 2025
Invesco Main Street Mid Cap Fund®
Nasdaq:
A: OPMSX ■ C: OPMCX ■ R: OPMNX ■ Y: OPMYX ■ R5: MSMJX ■ R6: OPMIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Tax Information
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
December 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–99.32%
Aerospace & Defense–5.85%
AeroVironment, Inc.(b)(c)	74,499	$18,020,563
ATI, Inc.(b)	277,234	31,815,374
Curtiss-Wright Corp.	58,550	32,276,859
Howmet Aerospace, Inc.	210,673	43,192,178
StandardAero, Inc.(b)(c)	695,795	19,955,401
		145,260,375
Agricultural & Farm Machinery–0.84%
AGCO Corp.	200,432	20,909,066
Apparel Retail–1.16%
Burlington Stores, Inc.(b)	99,335	28,692,915
Application Software–3.73%
Datadog, Inc., Class A(b)	184,181	25,046,774
HubSpot, Inc.(b)	67,776	27,198,509
Samsara, Inc., Class A(b)(c)	393,087	13,934,934
Unity Software, Inc.(b)	597,569	26,394,623
		92,574,840
Asset Management & Custody Banks–0.89%
Carlyle Group, Inc. (The)(c)	374,749	22,151,413
Automotive Parts & Equipment–0.60%
Visteon Corp.	156,984	14,929,178
Automotive Retail–0.83%
AutoNation, Inc.(b)	100,252	20,700,033
Biotechnology–3.81%
Abivax S.A., ADR (France)(b)(c)	113,099	15,251,966
ADMA Biologics, Inc.(b)	955,952	17,436,564
BridgeBio Pharma, Inc.(b)(c)	248,747	19,026,658
Ionis Pharmaceuticals, Inc.(b)(c)	209,287	16,556,695
Natera, Inc.(b)	114,809	26,301,594
		94,573,477
Building Products–2.67%
A.O. Smith Corp.	328,851	21,993,555
Johnson Controls International PLC	194,064	23,239,164
Lennox International, Inc.	43,332	21,041,152
		66,273,871
Communications Equipment–0.64%
Motorola Solutions, Inc.	41,318	15,838,016
Construction & Engineering–0.62%
WillScot Holdings Corp.	821,268	15,464,476
Construction Machinery & Heavy Transportation Equipment– 1.04%
Allison Transmission Holdings, Inc.	264,542	25,898,662
Construction Materials–1.08%
Vulcan Materials Co.	93,539	26,679,194
Consumer Staples Merchandise Retail–0.99%
BJ’s Wholesale Club Holdings, Inc.(b)	271,611	24,453,138
Shares		Value
Data Center REITs–1.15%
Digital Realty Trust, Inc.	184,867	$28,600,774
Diversified Banks–1.05%
Fifth Third Bancorp	556,135	26,032,679
Diversified Financial Services–1.28%
Equitable Holdings, Inc.	664,281	31,652,990
Electric Utilities–1.52%
PPL Corp.	1,075,032	37,647,621
Electrical Components & Equipment–3.77%
Hubbell, Inc.	69,136	30,703,989
Rockwell Automation, Inc.	87,625	34,092,259
Vertiv Holdings Co., Class A	177,325	28,728,423
		93,524,671
Electronic Equipment & Instruments–1.19%
Keysight Technologies, Inc.(b)	145,820	29,629,166
Environmental & Facilities Services–1.06%
Casella Waste Systems, Inc., Class A(b)(c)	269,142	26,359,767
Fertilizers & Agricultural Chemicals–1.16%
Corteva, Inc.	429,383	28,781,542
Financial Exchanges & Data–1.51%
Bullish (Cayman Islands)(b)(c)	243,522	9,222,178
Cboe Global Markets, Inc.	112,920	28,342,920
		37,565,098
Food Distributors–1.44%
Sysco Corp.	483,317	35,615,630
Health Care Distributors–1.30%
Cencora, Inc.	95,501	32,255,463
Health Care Facilities–2.05%
Encompass Health Corp.	237,642	25,223,322
Tenet Healthcare Corp.(b)	128,677	25,570,693
		50,794,015
Health Care REITs–1.43%
American Healthcare REIT, Inc.	754,144	35,490,017
Health Care Services–1.04%
Guardant Health, Inc.(b)	253,546	25,897,188
Homebuilding–2.21%
D.R. Horton, Inc.	213,619	30,767,545
TopBuild Corp.(b)(c)	57,616	24,036,819
		54,804,364
Hotels, Resorts & Cruise Lines–2.75%
Royal Caribbean Cruises Ltd.(c)	156,258	43,583,481
Wyndham Hotels & Resorts, Inc.	324,869	24,547,102
		68,130,583
Human Resource & Employment Services–0.83%
Korn Ferry	312,887	20,656,800
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Main Street Mid Cap Fund®

Shares		Value
Independent Power Producers & Energy Traders–0.97%
Vistra Corp.	149,211	$24,072,211
Industrial Machinery & Supplies & Components–3.27%
ITT, Inc.	124,764	21,647,802
Lincoln Electric Holdings, Inc.	120,640	28,910,169
Xylem, Inc.	225,478	30,705,594
		81,263,565
Industrial REITs–1.57%
First Industrial Realty Trust, Inc.	679,092	38,891,599
Insurance Brokers–1.16%
Arthur J. Gallagher & Co.	111,241	28,788,058
Interactive Home Entertainment–2.08%
Electronic Arts, Inc.	124,274	25,392,907
Take-Two Interactive Software, Inc.(b)	102,280	26,186,748
		51,579,655
Internet Services & Infrastructure–3.06%
MongoDB, Inc.(b)	119,135	49,999,768
Snowflake, Inc., Class A(b)	117,745	25,828,543
		75,828,311
Investment Banking & Brokerage–1.78%
Raymond James Financial, Inc.	275,147	44,185,857
IT Consulting & Other Services–0.74%
Amdocs Ltd.	226,609	18,244,291
Life Sciences Tools & Services–2.43%
Lonza Group AG (Switzerland)	28,769	19,396,625
Repligen Corp.(b)(c)	141,767	23,229,941
Waters Corp.(b)	46,372	17,613,477
		60,240,043
Metal, Glass & Plastic Containers–0.52%
Silgan Holdings, Inc.	321,338	12,972,415
Multi-Family Residential REITs–0.88%
AvalonBay Communities, Inc.	120,909	21,922,011
Multi-Utilities–2.80%
Ameren Corp.	344,336	34,385,393
CMS Energy Corp.	502,695	35,153,461
		69,538,854
Oil & Gas Exploration & Production–2.45%
Expand Energy Corp.	229,371	25,313,383
Permian Resources Corp.	2,528,288	35,471,881
		60,785,264
Oil & Gas Refining & Marketing–0.68%
Valero Energy Corp.	103,737	16,887,346
Oil & Gas Storage & Transportation–2.51%
Cheniere Energy, Inc.	164,457	31,968,796
Williams Cos., Inc. (The)	503,531	30,267,249
		62,236,045
Other Specialized REITs–0.60%
Lamar Advertising Co., Class A(c)	118,145	14,954,794
Shares		Value
Other Specialty Retail–0.95%
Tractor Supply Co.	473,550	$23,682,236
Packaged Foods & Meats–0.76%
McCormick & Co., Inc.	276,385	18,824,582
Personal Care Products–1.06%
Estee Lauder Cos., Inc. (The), Class A	251,722	26,360,328
Property & Casualty Insurance–2.19%
American International Group, Inc.	230,469	19,716,623
Hartford Insurance Group, Inc. (The)	251,331	34,633,412
		54,350,035
Regional Banks–3.76%
Citizens Financial Group, Inc.	429,360	25,078,918
M&T Bank Corp.	155,080	31,245,518
Wintrust Financial Corp.	265,325	37,097,741
		93,422,177
Reinsurance–0.94%
Reinsurance Group of America, Inc.	114,541	23,304,512
Research & Consulting Services–1.04%
TransUnion	301,543	25,857,312
Restaurants–2.16%
Domino’s Pizza, Inc.	50,935	21,230,726
Yum! Brands, Inc.	214,235	32,409,471
		53,640,197
Retail REITs–1.32%
Brixmor Property Group, Inc.	1,249,844	32,770,910
Semiconductors–3.17%
Astera Labs, Inc.(b)	179,115	29,797,571
Marvell Technology, Inc.	221,864	18,854,003
Microchip Technology, Inc.	472,867	30,131,085
		78,782,659
Single-Family Residential REITs–0.96%
American Homes 4 Rent, Class A	743,601	23,869,592
Specialty Chemicals–2.02%
DuPont de Nemours, Inc.	546,134	21,954,587
International Flavors & Fragrances, Inc.	419,818	28,291,535
		50,246,122
Total Common Stocks & Other Equity Interests (Cost $1,814,891,358)		2,465,338,003
Money Market Funds–0.50%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e)	4,324,575	4,324,575
Invesco Treasury Portfolio, Institutional Class, 3.64%(d)(e)	8,031,354	8,031,354
Total Money Market Funds (Cost $12,355,929)		12,355,929
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $1,827,247,287)		2,477,693,932
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Main Street Mid Cap Fund®

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.78%
Invesco Private Government Fund, 3.74%(d)(e)(f)	26,079,688	$26,079,688
Invesco Private Prime Fund, 3.88%(d)(e)(f)	67,740,191	67,760,513
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $93,840,201)		93,840,201
TOTAL INVESTMENTS IN SECURITIES–103.60% (Cost $1,921,087,488)		2,571,534,133
OTHER ASSETS LESS LIABILITIES—(3.60)%		(89,305,277)
NET ASSETS–100.00%		$2,482,228,856
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value December 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,436,592	$136,714,346	$(140,826,363)	$-	$-	$4,324,575	$205,610
Invesco Treasury Portfolio, Institutional Class	15,673,297	253,898,071	(261,540,014)	-	-	8,031,354	378,413
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,114,219	526,413,855	(522,448,386)	-	-	26,079,688	1,157,204*
Invesco Private Prime Fund	63,876,671	1,180,346,503	(1,176,474,844)	-	12,183	67,760,513	3,134,795*
Total	$110,100,779	$2,097,372,775	$(2,101,289,607)	$-	$12,183	$106,196,130	$4,876,022

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Main Street Mid Cap Fund®

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $1,814,891,358)*	$2,465,338,003
Investments in affiliated money market funds, at value (Cost $106,196,130)	106,196,130
Cash	5,037,381
Receivable for:
Fund shares sold	1,144,517
Dividends	2,731,590
Investment for trustee deferred compensation and retirement plans	629,808
Other assets	88,781
Total assets	2,581,166,210
Liabilities:
Payable for:
Fund shares reacquired	3,171,230
Collateral upon return of securities loaned	93,840,201
Accrued fees to affiliates	1,169,667
Accrued other operating expenses	109,811
Trustee deferred compensation and retirement plans	646,445
Total liabilities	98,937,354
Net assets applicable to shares outstanding	$2,482,228,856
Net assets consist of:
Shares of beneficial interest	$1,764,672,024
Distributable earnings	717,556,832
$2,482,228,856
Net Assets:
Class A	$1,820,979,418
Class C	$53,092,128
Class R	$146,723,617
Class Y	$340,469,376
Class R5	$15,023,642
Class R6	$105,940,675
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	63,361,903
Class C	2,915,202
Class R	5,730,735
Class Y	10,218,423
Class R5	515,887
Class R6	3,178,430
Class A:
Net asset value per share	$28.74
Maximum offering price per share (Net asset value of $28.74 ÷ 94.50%)	$30.41
Class C:
Net asset value and offering price per share	$18.21
Class R:
Net asset value and offering price per share	$25.60
Class Y:
Net asset value and offering price per share	$33.32
Class R5:
Net asset value and offering price per share	$29.12
Class R6:
Net asset value and offering price per share	$33.33

*	At December 31, 2025, securities with an aggregate value of $81,847,839 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Main Street Mid Cap Fund®

Statement of Operations
For the year ended December 31, 2025
Investment income:
Dividends (net of foreign withholding taxes of $12,384)	$32,723,170
Dividends from affiliated money market funds (includes net securities lending income of $153,949)	737,972
Total investment income	33,461,142
Expenses:
Advisory fees	15,376,344
Administrative services fees	351,874
Custodian fees	14,811
Distribution fees:
Class A	4,467,393
Class C	553,501
Class R	738,520
Transfer agent fees — A, C, R and Y	3,517,462
Transfer agent fees — R5	15,412
Transfer agent fees — R6	31,414
Trustees’ and officers’ fees and benefits	40,269
Registration and filing fees	114,147
Reports to shareholders	144,934
Professional services fees	72,209
Other	44,455
Total expenses	25,482,745
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(109,031)
Net expenses	25,373,714
Net investment income	8,087,428
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	218,457,372
Affiliated investment securities	12,183
Foreign currencies	(971)
218,468,584
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(15,064,998)
Foreign currencies	3,256
(15,061,742)
Net realized and unrealized gain	203,406,842
Net increase in net assets resulting from operations	$211,494,270
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Main Street Mid Cap Fund®

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$8,087,428	$5,112,177
Net realized gain	218,468,584	244,715,207
Change in net unrealized appreciation (depreciation)	(15,061,742)	143,683,906
Net increase in net assets resulting from operations	211,494,270	393,511,290
Distributions to shareholders from distributable earnings:
Class A	(151,688,369)	(158,390,842)
Class C	(6,522,803)	(7,217,346)
Class R	(13,269,970)	(13,558,577)
Class Y	(25,550,463)	(25,777,932)
Class R5	(1,287,901)	(1,329,243)
Class R6	(7,966,818)	(7,647,437)
Total distributions from distributable earnings	(206,286,324)	(213,921,377)
Share transactions–net:
Class A	(56,672,315)	(48,956,494)
Class C	(5,143,854)	(4,399,443)
Class R	(2,173,830)	(1,686,209)
Class Y	1,155,868	(18,895,006)
Class R5	(456,156)	(3,833)
Class R6	5,555,625	4,311,637
Net increase (decrease) in net assets resulting from share transactions	(57,734,662)	(69,629,348)
Net increase (decrease) in net assets	(52,526,716)	109,960,565
Net assets:
Beginning of year	2,534,755,572	2,424,795,007
End of year	$2,482,228,856	$2,534,755,572
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Main Street Mid Cap Fund®

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 12/31/25	$28.77	$0.09	$2.47	$2.56	$(0.06)	$(2.53)	$(2.59)	$28.74	8.92%(d)	$1,820,979	1.04%(d)	1.04%(d)	0.31%(d)	44%
Year ended 12/31/24	26.72	0.05	4.62	4.67	(0.08)	(2.54)	(2.62)	28.77	17.07 (d)	1,874,012	1.05 (d)	1.06 (d)	0.19 (d)	40
Year ended 12/31/23	23.34	0.05	3.33	3.38	—	—	—	26.72	14.48 (d)	1,790,676	1.06 (d)	1.06 (d)	0.21 (d)	34
Year ended 12/31/22	28.30	0.09	(4.16)	(4.07)	(0.03)	(0.86)	(0.89)	23.34	(14.35)(d)	1,723,024	1.06 (d)	1.06 (d)	0.35 (d)	54
Year ended 12/31/21	27.52	(0.04)	6.20	6.16	(0.07)	(5.31)	(5.38)	28.30	23.02	2,217,085	1.06	1.06	(0.13)	65
Class C
Year ended 12/31/25	19.20	(0.09)	1.63	1.54	—	(2.53)	(2.53)	18.21	8.06	53,092	1.80	1.80	(0.45)	44
Year ended 12/31/24	18.62	(0.11)	3.23	3.12	—	(2.54)	(2.54)	19.20	16.21	60,528	1.81	1.82	(0.57)	40
Year ended 12/31/23	16.39	(0.09)	2.32	2.23	—	—	—	18.62	13.61	62,801	1.82	1.82	(0.55)	34
Year ended 12/31/22	20.29	(0.07)	(2.97)	(3.04)	—	(0.86)	(0.86)	16.39	(14.95)	67,259	1.82	1.82	(0.41)	54
Year ended 12/31/21	21.11	(0.21)	4.70	4.49	—	(5.31)	(5.31)	20.29	22.08	97,388	1.81	1.81	(0.88)	65
Class R
Year ended 12/31/25	25.90	0.01	2.22	2.23	—	(2.53)	(2.53)	25.60	8.64	146,724	1.30	1.30	0.05	44
Year ended 12/31/24	24.28	(0.02)	4.19	4.17	(0.01)	(2.54)	(2.55)	25.90	16.74	149,900	1.31	1.32	(0.07)	40
Year ended 12/31/23	21.27	(0.01)	3.02	3.01	—	—	—	24.28	14.15	142,753	1.32	1.32	(0.05)	34
Year ended 12/31/22	25.90	0.02	(3.79)	(3.77)	—	(0.86)	(0.86)	21.27	(14.53)	140,983	1.32	1.32	0.09	54
Year ended 12/31/21	25.58	(0.11)	5.75	5.64	(0.01)	(5.31)	(5.32)	25.90	22.73	184,312	1.31	1.31	(0.38)	65
Class Y
Year ended 12/31/25	32.96	0.19	2.83	3.02	(0.13)	(2.53)	(2.66)	33.32	9.20	340,469	0.80	0.80	0.55	44
Year ended 12/31/24	30.29	0.14	5.22	5.36	(0.15)	(2.54)	(2.69)	32.96	17.32	335,492	0.81	0.82	0.43	40
Year ended 12/31/23	26.40	0.13	3.76	3.89	—	—	—	30.29	14.74	326,888	0.82	0.82	0.45	34
Year ended 12/31/22	31.87	0.17	(4.67)	(4.50)	(0.11)	(0.86)	(0.97)	26.40	(14.10)	310,823	0.82	0.82	0.59	54
Year ended 12/31/21	30.40	0.04	6.87	6.91	(0.13)	(5.31)	(5.44)	31.87	23.31	436,518	0.81	0.81	0.12	65
Class R5
Year ended 12/31/25	29.12	0.18	2.50	2.68	(0.15)	(2.53)	(2.68)	29.12	9.23	15,024	0.75	0.75	0.60	44
Year ended 12/31/24	27.02	0.14	4.66	4.80	(0.16)	(2.54)	(2.70)	29.12	17.37	15,537	0.76	0.76	0.48	40
Year ended 12/31/23	23.53	0.13	3.37	3.50	(0.01)	—	(0.01)	27.02	14.86	14,377	0.76	0.76	0.51	34
Year ended 12/31/22	28.54	0.17	(4.19)	(4.02)	(0.13)	(0.86)	(0.99)	23.53	(14.06)	13,795	0.75	0.75	0.66	54
Year ended 12/31/21	27.70	0.06	6.25	6.31	(0.16)	(5.31)	(5.47)	28.54	23.41	17,284	0.74	0.74	0.19	65
Class R6
Year ended 12/31/25	32.97	0.23	2.83	3.06	(0.17)	(2.53)	(2.70)	33.33	9.32	105,941	0.68	0.68	0.67	44
Year ended 12/31/24	30.29	0.18	5.22	5.40	(0.18)	(2.54)	(2.72)	32.97	17.48	99,287	0.69	0.69	0.55	40
Year ended 12/31/23	26.38	0.16	3.77	3.93	(0.02)	—	(0.02)	30.29	14.92	87,300	0.69	0.69	0.58	34
Year ended 12/31/22	31.86	0.21	(4.68)	(4.47)	(0.15)	(0.86)	(1.01)	26.38	(14.00)	80,394	0.68	0.68	0.73	54
Year ended 12/31/21	30.38	0.09	6.87	6.96	(0.17)	(5.31)	(5.48)	31.86	23.50	93,221	0.67	0.68	0.26	65

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $96,615,194 in connection with the acquisition of Invesco Endeavor Fund into the Fund. For the year ended December 31,
2020, the portfolio turnover calculation excludes the value of securities purchased of $654,478,527 in connection with the acquisition of Invesco Mid Cap Core Equity Fund into the
Fund.

(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
December 31, 2025, 2024, 2023 and 2022, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Main Street Mid Cap Fund®

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Main Street Mid Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Main Street Mid Cap Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds
10
Invesco Main Street Mid Cap Fund®

(collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2025, the Fund paid the Adviser $6,828 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.735%
Next $200 million	0.730%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended December 31, 2025, the effective advisory fee rate incurred by the Fund was 0.62%.
11
Invesco Main Street Mid Cap Fund®

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2025, the Adviser waived advisory fees of $15,975.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $96,361 in front-end sales commissions from the sale of Class A shares and $1,156 and $1,689 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended December 31, 2025, the Fund incurred $38,313 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,445,941,378	$19,396,625	$—	$2,465,338,003
Money Market Funds	12,355,929	93,840,201	—	106,196,130
Total Investments	$2,458,297,307	$113,236,826	$—	$2,571,534,133
12
Invesco Main Street Mid Cap Fund®

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $93,056.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Ordinary income*	$41,641,794	$13,395,311
Long-term capital gain	164,644,530	200,526,066
Total distributions	$206,286,324	$213,921,377

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$28,186,841
Undistributed long-term capital gain	39,443,247
Net unrealized appreciation — investments	650,323,222
Net unrealized appreciation — foreign currencies	3,246
Temporary book/tax differences	(399,724)
Shares of beneficial interest	1,764,672,024
Total net assets	$2,482,228,856
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $1,087,669,655 and $1,329,120,609, respectively. As of December 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$715,118,477
Aggregate unrealized (depreciation) of investments	(64,795,255)
Net unrealized appreciation of investments	$650,323,222
Cost of investments for tax purposes is $1,921,210,911.
13
Invesco Main Street Mid Cap Fund®

NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on December 31, 2025, undistributed net investment income was decreased by $972, undistributed net realized gain was decreased by $8,404,027 and and shares of beneficial interest was increased by $8,404,999. Further, as a result of tax deferrals acquired in the reorganization of Invesco Mid Cap Core Equity Fund into the Fund, and . These reclassifications had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,516,051	$73,788,361	2,492,586	$71,961,339
Class C	342,584	6,677,857	344,394	6,858,346
Class R	633,404	16,697,482	674,517	17,879,433
Class Y	1,330,142	45,039,191	1,011,189	33,333,374
Class R5	90,329	2,704,268	59,058	1,739,131
Class R6	715,753	24,235,914	588,055	19,246,361
Issued as reinvestment of dividends:
Class A	5,002,984	143,435,546	5,007,292	150,368,947
Class C	355,418	6,457,934	356,045	7,135,141
Class R	518,792	13,249,943	500,236	13,526,382
Class Y	659,286	21,908,056	644,610	22,174,581
Class R5	44,308	1,287,155	43,715	1,328,490
Class R6	230,991	7,678,154	214,062	7,365,867
Automatic conversion of Class C shares to Class A shares:
Class A	246,995	7,230,085	245,442	7,111,286
Class C	(372,194)	(7,230,085)	(354,871)	(7,111,286)
Reacquired:
Class A	(9,543,008)	(281,126,307)	(9,611,454)	(278,398,066)
Class C	(563,698)	(11,049,560)	(564,891)	(11,281,644)
Class R	(1,208,305)	(32,121,255)	(1,266,772)	(33,092,024)
Class Y	(1,948,467)	(65,791,379)	(2,270,028)	(74,402,961)
Class R5	(152,303)	(4,447,579)	(101,416)	(3,071,454)
Class R6	(779,479)	(26,358,443)	(672,921)	(22,300,591)
Net increase (decrease) in share activity	(1,880,417)	$(57,734,662)	(2,661,152)	$(69,629,348)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Main Street Mid Cap Fund®

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Main Street Mid Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Main Street Mid Cap Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15
Invesco Main Street Mid Cap Fund®

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$173,049,530
Qualified Dividend Income*	60.95%
Corporate Dividends Received Deduction*	59.31%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	4.54%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$36,453,041
16
Invesco Main Street Mid Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
17
Invesco Main Street Mid Cap Fund®

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-MSM-NCSR

Annual Financial Statements and Other Information
December 31, 2025
Invesco Main Street Small Cap Fund®
Nasdaq:
A: OSCAX ■ C: OSCCX ■ R: OSCNX ■ Y: OSCYX ■ R5: MNSQX ■ R6: OSSIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Tax Information
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
December 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–97.83%
Aerospace & Defense–2.80%
AAR Corp.(b)	309,398	$25,615,061
AeroVironment, Inc.(b)(c)	57,427	13,891,017
ATI, Inc.(b)	226,211	25,959,974
		65,466,052
Agricultural & Farm Machinery–0.75%
AGCO Corp.	168,899	17,619,544
Air Freight & Logistics–1.47%
Hub Group, Inc., Class A	806,092	34,347,580
Application Software–0.97%
Unity Software, Inc.(b)	511,716	22,602,496
Asset Management & Custody Banks–0.94%
Federated Hermes, Inc., Class B(c)	422,765	22,013,374
Automotive Parts & Equipment–2.44%
Dorman Products, Inc.(b)(c)	231,527	28,521,811
Visteon Corp.	299,802	28,511,170
		57,032,981
Automotive Retail–1.49%
AutoNation, Inc.(b)	168,572	34,806,747
Biotechnology–4.64%
ADMA Biologics, Inc.(b)	2,339,672	42,675,617
BridgeBio Pharma, Inc.(b)(c)	502,556	38,440,508
Soleno Therapeutics, Inc.(b)(c)	233,642	10,817,625
Twist Bioscience Corp.(b)(c)	526,382	16,696,837
		108,630,587
Building Products–2.41%
Hayward Holdings, Inc.(b)	1,218,609	18,827,509
Zurn Elkay Water Solutions Corp.	807,430	37,537,421
		56,364,930
Commercial & Residential Mortgage Finance–2.03%
PennyMac Financial Services, Inc.(c)	361,163	47,615,730
Construction & Engineering–0.56%
WillScot Holdings Corp.	696,160	13,108,693
Construction Machinery & Heavy Transportation Equipment– 3.27%
Allison Transmission Holdings, Inc.	242,929	23,782,749
Atmus Filtration Technologies, Inc.	585,029	30,368,855
Federal Signal Corp.	206,742	22,450,114
		76,601,718
Construction Materials–0.48%
Eagle Materials, Inc.	53,812	11,121,864
Diversified Banks–0.87%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	410,544	20,453,302
Diversified Metals & Mining–0.49%
MP Materials Corp.(b)(c)	225,072	11,370,637
Shares		Value
Diversified REITs–1.56%
Essential Properties Realty Trust, Inc.	1,228,173	$36,427,611
Education Services–1.15%
Bright Horizons Family Solutions, Inc.(b)	119,301	12,097,121
Stride, Inc.(b)(c)	227,614	14,778,977
		26,876,098
Electric Utilities–0.82%
Portland General Electric Co.	402,269	19,304,889
Electronic Components–1.36%
Belden, Inc.	273,261	31,848,570
Electronic Equipment & Instruments–2.83%
Badger Meter, Inc.	97,993	17,090,959
Itron, Inc.(b)	271,949	25,253,184
Ralliant Corp.	471,074	23,982,378
		66,326,521
Electronic Manufacturing Services–1.31%
Sanmina Corp.(b)	204,914	30,751,444
Environmental & Facilities Services–1.51%
Casella Waste Systems, Inc., Class A(b)(c)	360,218	35,279,751
Financial Exchanges & Data–1.05%
Bullish (Cayman Islands)(b)(c)	308,683	11,689,825
Miami International Holdings, Inc.(b)(c)	289,307	12,839,445
		24,529,270
Footwear–1.44%
Steven Madden Ltd.	811,981	33,810,889
Gas Utilities–0.82%
Chesapeake Utilities Corp.	153,804	19,188,587
Gold–0.51%
Coeur Mining, Inc.(b)	672,437	11,989,552
Health Care Equipment–0.61%
Artivion, Inc.(b)	312,363	14,246,876
Health Care Facilities–0.89%
Encompass Health Corp.	197,327	20,944,288
Health Care REITs–2.06%
American Healthcare REIT, Inc.	1,022,599	48,123,509
Health Care Services–4.52%
Addus HomeCare Corp.(b)(c)	139,556	14,986,919
BrightSpring Health Services, Inc.(b)(c)	1,059,430	39,675,653
Guardant Health, Inc.(b)	385,756	39,401,118
Lumexa Imaging Holdings, Inc.(b)	629,335	11,642,698
		105,706,388
Heavy Electrical Equipment–0.76%
Bloom Energy Corp., Class A(b)	205,568	17,861,803
Homebuilding–2.15%
Champion Homes, Inc.(b)(c)	316,222	26,720,759
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Main Street Small Cap Fund®

Shares		Value
Homebuilding–(continued)
KB Home	416,819	$23,512,760
		50,233,519
Hotels, Resorts & Cruise Lines–0.93%
Wyndham Hotels & Resorts, Inc.	289,430	21,869,331
Human Resource & Employment Services–1.88%
Korn Ferry	266,360	17,585,087
Upwork, Inc.(b)(c)	1,335,945	26,478,430
		44,063,517
Industrial Machinery & Supplies & Components–4.30%
Enpro, Inc.(c)	193,470	41,427,731
ESAB Corp.	299,373	33,445,951
Gates Industrial Corp. PLC(b)	1,199,721	25,758,010
		100,631,692
Industrial REITs–1.29%
Terreno Realty Corp.	516,175	30,304,634
Investment Banking & Brokerage–1.77%
BGC Group, Inc., Class A	2,418,240	21,594,883
Stifel Financial Corp.	158,852	19,891,448
		41,486,331
IT Consulting & Other Services–1.28%
ASGN, Inc.(b)	621,477	29,936,547
Leisure Facilities–0.69%
Life Time Group Holdings, Inc.(b)	607,293	16,141,848
Life Sciences Tools & Services–2.59%
Adaptive Biotechnologies Corp.(b)	927,789	15,067,293
BioLife Solutions, Inc.(b)(c)	898,205	21,718,597
Repligen Corp.(b)	145,544	23,848,840
		60,634,730
Metal, Glass & Plastic Containers–1.03%
Silgan Holdings, Inc.	600,069	24,224,785
Oil & Gas Drilling–1.61%
Helmerich & Payne, Inc.	1,313,327	37,666,218
Oil & Gas Equipment & Services–1.44%
Kodiak Gas Services, Inc.	898,686	33,610,856
Oil & Gas Exploration & Production–1.23%
Northern Oil and Gas, Inc.(c)	1,342,378	28,820,856
Other Specialized REITs–1.47%
Outfront Media, Inc.	1,423,292	34,301,337
Personal Care Products–0.53%
Interparfums, Inc.	146,707	12,445,155
Pharmaceuticals–2.00%
Collegium Pharmaceutical, Inc.(b)	293,623	13,594,745
Nektar Therapeutics(b)	179,410	7,585,455
Tarsus Pharmaceuticals, Inc.(b)	314,197	25,726,450
		46,906,650
Property & Casualty Insurance–1.64%
Definity Financial Corp. (Canada)	310,004	17,149,542
Shares		Value
Property & Casualty Insurance–(continued)
Skyward Specialty Insurance Group, Inc.(b)	416,452	$21,284,862
		38,434,404
Regional Banks–10.32%
Ameris Bancorp	236,681	17,578,298
Banc of California, Inc.	1,534,291	29,596,473
Cathay General Bancorp	634,365	30,696,922
Columbia Banking System, Inc.	1,470,402	41,097,735
OceanFirst Financial Corp.	821,285	14,742,066
United Community Banks, Inc.	586,006	18,295,107
Webster Financial Corp.	487,145	30,660,906
Wintrust Financial Corp.	276,581	38,671,556
WSFS Financial Corp.(c)	368,260	20,342,683
		241,681,746
Restaurants–1.30%
Cheesecake Factory, Inc. (The)(c)	600,691	30,322,882
Semiconductor Materials & Equipment–0.85%
MKS, Inc.	124,603	19,911,559
Semiconductors–6.13%
Allegro MicroSystems, Inc. (Japan)(b)	1,050,346	27,708,128
Credo Technology Group Holding Ltd.(b)	141,895	20,417,272
Lattice Semiconductor Corp.(b)	417,271	30,702,800
MACOM Technology Solutions Holdings, Inc.(b)	169,471	29,026,993
Rambus, Inc.(b)	127,271	11,694,932
Silicon Laboratories, Inc.(b)	183,452	23,977,176
		143,527,301
Steel–1.35%
Commercial Metals Co.(c)	455,728	31,545,492
Transaction & Payment Processing Services–1.24%
Marqeta, Inc., Class A(b)(c)	3,217,676	15,283,961
Paymentus Holdings, Inc., Class A(b)	435,154	13,746,515
		29,030,476
Total Common Stocks & Other Equity Interests (Cost $1,755,525,519)		2,290,104,147
Money Market Funds–1.17%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e)	8,808,628	8,808,628
Invesco Treasury Portfolio, Institutional Class, 3.64%(d)(e)	18,437,566	18,437,566
Total Money Market Funds (Cost $27,246,194)		27,246,194
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.00% (Cost $1,782,771,713)		2,317,350,341
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.66%
Invesco Private Government Fund, 3.74%(d)(e)(f)	49,826,686	49,826,686
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.88%(d)(e)(f)	129,499,307	$129,538,157
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $179,364,843)		179,364,843
TOTAL INVESTMENTS IN SECURITIES–106.66% (Cost $1,962,136,556)		2,496,715,184
OTHER ASSETS LESS LIABILITIES—(6.66)%		(155,898,121)
NET ASSETS–100.00%		$2,340,817,063
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value December 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,728,218	$236,233,326	$(234,152,916)	$-	$-	$8,808,628	$533,060
Invesco Treasury Portfolio, Institutional Class	14,573,949	438,719,034	(434,855,417)	-	-	18,437,566	1,065,857
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	71,355,058	572,127,108	(593,655,480)	-	-	49,826,686	2,527,129*
Invesco Private Prime Fund	185,809,900	961,998,674	(1,018,271,706)	-	1,289	129,538,157	6,810,654*
Total	$278,467,125	$2,209,078,142	$(2,280,935,519)	$-	$1,289	$206,611,037	$10,936,700

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Main Street Small Cap Fund®

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $1,755,525,519)*	$2,290,104,147
Investments in affiliated money market funds, at value (Cost $206,611,037)	206,611,037
Cash	531,686
Receivable for:
Investments sold	19,371,852
Fund shares sold	2,614,284
Dividends	2,458,144
Investment for trustee deferred compensation and retirement plans	168,079
Other assets	45,934
Total assets	2,521,905,163
Liabilities:
Payable for:
Fund shares reacquired	954,283
Collateral upon return of securities loaned	179,364,843
Accrued fees to affiliates	486,185
Accrued other operating expenses	111,100
Trustee deferred compensation and retirement plans	171,689
Total liabilities	181,088,100
Net assets applicable to shares outstanding	$2,340,817,063
Net assets consist of:
Shares of beneficial interest	$1,789,206,118
Distributable earnings	551,610,945
$2,340,817,063
Net Assets:
Class A	$422,236,697
Class C	$25,944,583
Class R	$86,678,665
Class Y	$1,049,124,519
Class R5	$11,831,862
Class R6	$745,000,737
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	19,129,318
Class C	1,315,115
Class R	4,071,955
Class Y	46,732,742
Class R5	529,767
Class R6	33,027,871
Class A:
Net asset value per share	$22.07
Maximum offering price per share (Net asset value of $22.07 ÷ 94.50%)	$23.35
Class C:
Net asset value and offering price per share	$19.73
Class R:
Net asset value and offering price per share	$21.29
Class Y:
Net asset value and offering price per share	$22.45
Class R5:
Net asset value and offering price per share	$22.33
Class R6:
Net asset value and offering price per share	$22.56

*	At December 31, 2025, securities with an aggregate value of $172,628,736 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Main Street Small Cap Fund®

Statement of Operations
For the year ended December 31, 2025
Investment income:
Dividends (net of foreign withholding taxes of $36,240)	$26,547,728
Dividends from affiliated money market funds (includes net securities lending income of $373,012)	1,971,929
Total investment income	28,519,657
Expenses:
Advisory fees	13,163,573
Administrative services fees	298,181
Custodian fees	13,986
Distribution fees:
Class A	1,006,883
Class C	275,620
Class R	404,053
Transfer agent fees — A, C, R and Y	1,999,309
Transfer agent fees — R5	11,515
Transfer agent fees — R6	187,424
Trustees’ and officers’ fees and benefits	36,330
Registration and filing fees	125,798
Reports to shareholders	204,013
Professional services fees	72,166
Other	(24,159)
Total expenses	17,774,692
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(80,448)
Net expenses	17,694,244
Net investment income	10,825,413
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	153,253,088
Affiliated investment securities	1,289
Foreign currencies	9,605
153,263,982
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	22,971,806
Foreign currencies	(142)
22,971,664
Net realized and unrealized gain	176,235,646
Net increase in net assets resulting from operations	$187,061,059
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Main Street Small Cap Fund®

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$10,825,413	$9,700,908
Net realized gain	153,263,982	187,807,825
Change in net unrealized appreciation	22,971,664	31,189,684
Net increase in net assets resulting from operations	187,061,059	228,698,417
Distributions to shareholders from distributable earnings:
Class A	(31,776,599)	(23,440,638)
Class C	(2,212,789)	(1,859,235)
Class R	(6,658,376)	(4,665,345)
Class Y	(78,720,058)	(53,244,379)
Class R5	(889,238)	(689,594)
Class R6	(56,409,310)	(34,207,724)
Total distributions from distributable earnings	(176,666,370)	(118,106,915)
Share transactions–net:
Class A	12,572,106	9,353,730
Class C	(3,169,842)	(3,586,405)
Class R	7,769,546	8,057,295
Class Y	137,176,950	184,804,362
Class R5	(255,271)	2,104,252
Class R6	149,826,169	(7,960,486)
Net increase in net assets resulting from share transactions	303,919,658	192,772,748
Net increase in net assets	314,314,347	303,364,250
Net assets:
Beginning of year	2,026,502,716	1,723,138,466
End of year	$2,340,817,063	$2,026,502,716
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Main Street Small Cap Fund®

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 12/31/25	$21.93	$0.07	$1.85	$1.92	$(0.07)	$(1.71)	$—	$(1.78)	$22.07	8.45%	$422,237	1.05%	1.05%	0.31%	53%
Year ended 12/31/24	20.63	0.07	2.57	2.64	—	(1.34)	—	(1.34)	21.93	12.43	407,900	1.09	1.09	0.30	41
Year ended 12/31/23	17.67	0.04	3.05	3.09	(0.13)	—	—	(0.13)	20.63	17.54	376,241	1.08	1.08	0.22	42
Year ended 12/31/22	21.07	0.02	(3.41)	(3.39)	(0.01)	—	(0.00)	(0.01)	17.67	(16.09)	320,730	1.11	1.11	0.12	36
Year ended 12/31/21	18.71	(0.06)	4.06	4.00	(0.01)	(1.63)	—	(1.64)	21.07	21.73	408,430	1.11	1.11	(0.28)	58
Class C
Year ended 12/31/25	19.92	(0.09)	1.68	1.59	(0.07)	(1.71)	—	(1.78)	19.73	7.64	25,945	1.80	1.80	(0.44)	53
Year ended 12/31/24	18.98	(0.09)	2.37	2.28	—	(1.34)	—	(1.34)	19.92	11.61	29,282	1.84	1.84	(0.45)	41
Year ended 12/31/23	16.39	(0.09)	2.81	2.72	(0.13)	—	—	(0.13)	18.98	16.65	31,527	1.83	1.83	(0.53)	42
Year ended 12/31/22	19.68	(0.11)	(3.18)	(3.29)	—	—	—	—	16.39	(16.72)	31,022	1.86	1.86	(0.63)	36
Year ended 12/31/21	17.70	(0.21)	3.83	3.62	(0.01)	(1.63)	—	(1.64)	19.68	20.81	42,392	1.86	1.86	(1.03)	58
Class R
Year ended 12/31/25	21.26	0.01	1.80	1.81	(0.07)	(1.71)	—	(1.78)	21.29	8.20	86,679	1.30	1.30	0.06	53
Year ended 12/31/24	20.08	0.01	2.51	2.52	—	(1.34)	—	(1.34)	21.26	12.18	79,173	1.34	1.34	0.05	41
Year ended 12/31/23	17.25	(0.01)	2.97	2.96	(0.13)	—	—	(0.13)	20.08	17.21	67,413	1.33	1.33	(0.03)	42
Year ended 12/31/22	20.60	(0.02)	(3.33)	(3.35)	—	—	—	—	17.25	(16.26)	48,875	1.36	1.36	(0.13)	36
Year ended 12/31/21	18.37	(0.11)	3.98	3.87	(0.01)	(1.63)	—	(1.64)	20.60	21.42	57,441	1.36	1.36	(0.53)	58
Class Y
Year ended 12/31/25	22.25	0.13	1.88	2.01	(0.10)	(1.71)	—	(1.81)	22.45	8.70	1,049,125	0.80	0.80	0.56	53
Year ended 12/31/24	20.88	0.12	2.62	2.74	(0.03)	(1.34)	—	(1.37)	22.25	12.75	911,926	0.84	0.84	0.55	41
Year ended 12/31/23	17.84	0.09	3.08	3.17	(0.13)	—	—	(0.13)	20.88	17.82	681,306	0.83	0.83	0.47	42
Year ended 12/31/22	21.27	0.07	(3.44)	(3.37)	(0.05)	—	(0.01)	(0.06)	17.84	(15.87)	533,098	0.86	0.86	0.37	36
Year ended 12/31/21	18.83	(0.01)	4.09	4.08	(0.01)	(1.63)	—	(1.64)	21.27	22.03	566,299	0.86	0.86	(0.03)	58
Class R5
Year ended 12/31/25	22.14	0.13	1.88	2.01	(0.11)	(1.71)	—	(1.82)	22.33	8.74	11,832	0.76	0.76	0.60	53
Year ended 12/31/24	20.79	0.14	2.59	2.73	(0.04)	(1.34)	—	(1.38)	22.14	12.77	12,054	0.77	0.77	0.62	41
Year ended 12/31/23	17.74	0.10	3.08	3.18	(0.13)	—	—	(0.13)	20.79	17.98	9,426	0.75	0.75	0.55	42
Year ended 12/31/22	21.16	0.09	(3.43)	(3.34)	(0.07)	—	(0.01)	(0.08)	17.74	(15.78)	7,887	0.74	0.74	0.49	36
Year ended 12/31/21	18.74	0.01	4.06	4.07	(0.02)	(1.63)	—	(1.65)	21.16	22.08	9,028	0.77	0.77	0.06	58
Class R6
Year ended 12/31/25	22.34	0.15	1.90	2.05	(0.12)	(1.71)	—	(1.83)	22.56	8.86	745,001	0.69	0.69	0.67	53
Year ended 12/31/24	20.96	0.15	2.63	2.78	(0.06)	(1.34)	—	(1.40)	22.34	12.88	586,167	0.70	0.70	0.69	41
Year ended 12/31/23	17.88	0.11	3.10	3.21	(0.13)	—	—	(0.13)	20.96	18.00	557,225	0.71	0.71	0.59	42
Year ended 12/31/22	21.36	0.10	(3.47)	(3.37)	(0.09)	—	(0.02)	(0.11)	17.88	(15.79)	483,088	0.71	0.71	0.52	36
Year ended 12/31/21	18.88	0.03	4.10	4.13	(0.02)	(1.63)	—	(1.65)	21.36	22.23	745,149	0.68	0.68	0.15	58

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $205,907,350 in connection with the acquisition of Invesco Select Companies Fund into the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Main Street Small Cap Fund®

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Main Street Small Cap Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds
10
Invesco Main Street Small Cap Fund®

(collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2025, the Fund paid the Adviser $17,061 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended December 31, 2025, the effective advisory fee rate incurred by the Fund was 0.63%.
11
Invesco Main Street Small Cap Fund®

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2025, the Adviser waived advisory fees of $43,483.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $94,730 in front-end sales commissions from the sale of Class A shares and $2,455 and $3,039 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended December 31, 2025, the Fund incurred $136,757 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,290,104,147	$—	$—	$2,290,104,147
Money Market Funds	27,246,194	179,364,843	—	206,611,037
Total Investments	$2,317,350,341	$179,364,843	$—	$2,496,715,184
12
Invesco Main Street Small Cap Fund®

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $36,965.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Ordinary income*	$21,789,760	$2,504,287
Long-term capital gain	154,876,610	115,602,628
Total distributions	$176,666,370	$118,106,915

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$6,579,155
Undistributed long-term capital gain	22,388,896
Net unrealized appreciation — investments	522,739,319
Temporary book/tax differences	(96,425)
Shares of beneficial interest	1,789,206,118
Total net assets	$2,340,817,063
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $1,215,698,093 and $1,103,844,089, respectively. As of December 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$593,479,373
Aggregate unrealized (depreciation) of investments	(70,740,054)
Net unrealized appreciation of investments	$522,739,319
Cost of investments for tax purposes is $1,973,975,865.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions and equalization, on December 31, 2025, undistributed net investment income was decreased by $1,915,541, undistributed net realized gain was decreased by $10,943,459 and shares of beneficial interest was increased by $12,859,000. This reclassification had no effect on the net assets of the Fund.
13
Invesco Main Street Small Cap Fund®

NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,165,610	$47,796,006	2,529,034	$55,860,609
Class C	333,999	6,563,144	267,875	5,383,092
Class R	937,311	19,965,161	869,007	18,462,176
Class Y	21,889,049	492,225,336	19,254,649	423,519,817
Class R5	77,480	1,719,744	185,812	4,167,834
Class R6	8,381,979	185,254,575	4,381,748	95,218,073
Issued as reinvestment of dividends:
Class A	1,332,590	30,609,607	976,270	22,639,698
Class C	104,020	2,136,578	85,636	1,804,359
Class R	300,390	6,653,624	207,385	4,662,028
Class Y	3,045,255	71,137,148	2,142,046	50,380,932
Class R5	38,110	885,674	29,387	687,588
Class R6	2,261,618	53,080,182	1,396,053	32,974,768
Automatic conversion of Class C shares to Class A shares:
Class A	228,714	5,090,968	211,488	4,534,359
Class C	(253,043)	(5,090,968)	(230,622)	(4,534,359)
Reacquired:
Class A	(3,195,962)	(70,924,475)	(3,354,261)	(73,680,936)
Class C	(339,977)	(6,778,596)	(313,611)	(6,239,497)
Class R	(889,932)	(18,849,239)	(708,700)	(15,066,909)
Class Y	(19,192,516)	(426,185,534)	(13,029,707)	(289,096,387)
Class R5	(130,269)	(2,860,689)	(124,190)	(2,751,170)
Class R6	(3,851,972)	(88,508,588)	(6,122,279)	(136,153,327)
Net increase in share activity	13,242,454	$303,919,658	8,653,020	$192,772,748

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
14
Invesco Main Street Small Cap Fund®

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Main Street Small Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Main Street Small Cap Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15
Invesco Main Street Small Cap Fund®

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$167,735,610
Qualified Dividend Income*	100.00%
Corporate Dividends Received Deduction*	100.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$10,119,981
16
Invesco Main Street Small Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
17
Invesco Main Street Small Cap Fund®

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-MSS-NCSR

Annual Financial Statements and Other Information
December 31, 2025
Invesco Quality Income Fund
Nasdaq:
A: VKMGX ■ C: VUSCX ■ R: VUSRX ■ Y: VUSIX ■ R5: VUSJX ■ R6: VUSSX

2	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
20	Report of Independent Registered Public Accounting Firm
21	Tax Information
22	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2025

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–105.15%
Collateralized Mortgage Obligations–4.17%
Fannie Mae Grantor Trust, Series 1999-T2, Class A1, 7.50%, 01/19/2039(a)	$74,308	$76,882
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028(b)	52,195	2,248
6.50%, 04/25/2029 to 02/25/2033(b)	565,649	60,797
8.00%, 05/25/2030(b)	131,707	14,616
7.50%, 01/25/2032(b)	36,422	4,304
6.00%, 02/25/2033 to 09/25/2035(b)(d)	791,988	94,326
5.50%, 11/25/2033 to 06/25/2035(b)	387,322	51,074
PO, 0.00%, 09/25/2032(c)	21,409	19,731
Fannie Mae REMICs,
IO, 2.50%, 10/25/2026 to 08/25/2049(b)	17,785,830	2,399,258
3.00%, 10/25/2026 to 02/25/2028(b)	340,914	5,492
8.00%, 08/18/2027 to 09/18/2027(b)	24,808	849
6.50%, 10/25/2028 to 05/25/2033(b)	13,042	4,853
0.75%, 10/25/2031(b)	1,630	20
2.71% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 to 05/25/2035(b)(e)	316,938	27,473
3.91% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(b)(e)	40,639	4,135
3.85% (7.90% - (30 Day Average SOFR + 0.11%)), 12/18/2031(b)(e)	21,668	1,123
3.96% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(b)(e)	27,326	2,452
3.95% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(b)(e)	62,575	6,349
4.11% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(b)(e)	87,237	8,640
3.01% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 08/25/2032(b)(e)	136,249	11,883
3.81% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(b)(e)	28,778	3,111
4.01% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(b)(e)	176,602	17,589
4.05% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(b)(e)	105,783	9,399
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
4.26% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(b)(e)	$156,723	$22,825
6.00%, 05/25/2033(b)	7,754	1,099
7.00%, 05/25/2033(b)	86,244	9,658
2.06% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(b)(e)	452,838	40,753
2.76% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(b)(e)	22,331	1,148
2.61% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(b)(e)	90,095	4,323
3.50%, 08/25/2035 to 08/25/2042(b)	953,091	100,047
4.00%, 04/25/2041 to 08/25/2047(b)	215,114	39,961
2.56% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(b)(e)	77,810	6,860
2.16% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(b)(e)	297,021	32,246
4.50%, 02/25/2043(b)	177,115	20,260
5.50%, 07/25/2046(b)	182,963	23,462
1.91% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(b)(e)	1,289,215	129,712
2.00%, 03/25/2051(b)	5,540,325	776,086
1.57%, 02/25/2056(d)	3,012,804	200,938
7.00%, 03/18/2027 to 09/25/2032	51,754	54,930
6.50%, 11/25/2029	33,789	34,406
4.99% (30 Day Average SOFR + 1.11%), 12/25/2031 to 12/25/2032(e)	179,499	181,418
5.05% (30 Day Average SOFR + 1.11%), 03/18/2032 to 12/18/2032(e)	156,925	158,549
4.49% (30 Day Average SOFR + 0.61%), 08/25/2032 to 06/25/2046(e)	609,460	606,281
4.55% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	17,154	17,152
4.39% (30 Day Average SOFR + 0.51%), 03/25/2033 to 03/25/2042(e)	123,526	122,461
4.33% (30 Day Average SOFR + 0.45%), 06/25/2035(e)	430,728	427,498
4.34% (30 Day Average SOFR + 0.46%), 08/25/2035 to 10/25/2035(e)	221,472	220,508
9.94% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	83,235	99,111
9.57% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	49,604	59,286
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
9.57% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	$50,336	$56,590
4.93% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	449,887	454,968
4.44% (30 Day Average SOFR + 0.56%), 08/25/2037(e)	303,984	301,801
6.60%, 06/25/2039(a)	185,956	194,924
4.00%, 03/25/2041	241,025	232,144
3.00%, 07/25/2045	2,347,504	2,324,763
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.76%, 02/25/2026(d)	2,514,227	446
Series K735, Class X1, IO, 0.96%, 05/25/2026(d)	12,048,872	26,006
Series K093, Class X1, IO, 0.94%, 05/25/2029(d)	12,137,715	321,861
Series Q004, Class AFL, 4.77%(12 mo. MTA Rate + 0.74%), 05/25/2044(e)	189,906	189,835
Freddie Mac REMICs,
IO, 3.00%, 07/15/2026 to 12/15/2027(b)	807,459	17,559
3.55% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026(b)(e)	488	2
2.50%, 09/15/2027 to 09/25/2048(b)	7,477,291	1,001,786
4.64% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(b)(e)	2	0
4.00% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(b)(e)	59,595	3,520
2.60% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(b)(e)	377,422	24,576
2.65% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(b)(e)	56,903	3,603
2.62% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(b)(e)	61,348	3,879
2.90% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(b)(e)	8,062	858
1.90% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(b)(e)	22,965	2,062
1.97% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(b)(e)	504,005	40,041
1.82%, 02/15/2039(d)	1,059,224	59,785
2.15% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(b)(e)	114,247	10,656
2.00% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(b)(e)	200,418	20,688
1.50%, 08/15/2027	3,138,181	3,087,930
6.95%, 03/15/2028	26,076	26,364
6.50%, 08/15/2028 to 03/15/2032	413,505	422,052
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
4.70% (30 Day Average SOFR + 0.71%), 01/15/2029 to 12/15/2032(e)	$40,116	$40,183
6.00%, 01/15/2029 to 04/15/2029	57,078	58,152
4.45% (30 Day Average SOFR + 0.46%), 02/15/2029(e)	35,020	34,953
5.04% (30 Day Average SOFR + 1.01%), 03/15/2029(e)	36,485	36,579
4.50% (30 Day Average SOFR + 0.51%), 06/15/2029 to 01/15/2033(e)	67,905	67,760
4.75% (30 Day Average SOFR + 0.76%), 07/15/2029(e)	8,714	8,730
8.00%, 03/15/2030	19,072	19,772
5.05% (30 Day Average SOFR + 1.06%), 08/15/2031(e)	41,238	41,610
4.60% (30 Day Average SOFR + 0.61%), 02/15/2032 to 03/15/2032(e)	125,546	125,498
5.10% (30 Day Average SOFR + 1.11%), 02/15/2032 to 03/15/2032(e)	84,487	85,376
4.65% (30 Day Average SOFR + 0.66%), 03/15/2032 to 10/15/2036(e)	353,708	352,535
3.50%, 05/15/2032	214,506	211,837
9.72% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	13,777	16,356
4.40% (30 Day Average SOFR + 0.41%), 03/15/2036(e)	744,878	737,111
4.55% (30 Day Average SOFR + 0.56%), 07/15/2037(e)	49,410	49,089
4.00%, 06/15/2038	80,666	77,836
2.50%, 07/15/2038	591,585	563,695
4.82% (30 Day Average SOFR + 0.61%), 03/15/2042(e)	59,359	59,532
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	1,952,059
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(b)	56,564	973
3.15%, 12/15/2027(d)	17,196	341
6.50%, 02/01/2028(b)	6,213	281
7.00%, 09/01/2029(b)	78,062	6,552
7.50%, 12/15/2029(b)	6,849	640
8.00%, 06/15/2031(b)	168,133	21,542
6.00%, 12/15/2032(b)	37,754	4,205
0.00%, 12/01/2031 to 03/01/2032(c)	105,189	96,326
4.60%(30 Day Average SOFR + 0.61%), 05/15/2036(e)	358,927	357,421
Freddie Mac Structured Pass-Through Ctfs., Series T-54, Class 2A, 6.50%, 02/25/2043	1,051,276	1,056,751
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	175,635	154,897
		21,284,873
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–29.25%
6.50%, 07/01/2028 to 04/01/2034	$175,551	$182,483
6.00%, 03/01/2029 to 10/01/2029	71,048	72,991
2.50%, 02/01/2031 to 04/01/2052	36,855,689	31,778,989
8.50%, 03/01/2031 to 08/01/2031	41,313	43,549
7.00%, 10/01/2031 to 10/01/2037	78,772	82,851
7.50%, 01/01/2032 to 08/01/2037	1,967,503	2,060,622
3.00%, 02/01/2032 to 05/01/2050	23,242,676	21,280,370
8.00%, 08/01/2032	25,949	27,248
5.50%, 12/01/2036 to 05/01/2053	24,405,152	25,042,535
5.00%, 01/01/2037 to 07/01/2052	6,929,746	6,975,364
4.50%, 05/01/2038 to 07/01/2052	13,436,210	13,328,060
5.35%, 07/01/2038 to 10/17/2038	743,575	761,742
5.45%, 11/25/2038	774,858	795,073
5.80%, 01/20/2039	298,980	303,752
4.00%, 06/01/2042 to 07/01/2049	13,058,735	12,697,364
3.50%, 09/01/2045 to 05/01/2050	13,949,830	13,145,671
2.00%, 05/01/2051 to 01/01/2052	21,605,037	17,705,479
ARM, 5.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.16%), 11/01/2048(e)	2,848,455	2,971,914
		149,256,057
Federal National Mortgage Association (FNMA)–41.90%
6.50%, 01/01/2027 to 11/01/2038	848,466	885,746
7.50%, 02/01/2027 to 08/01/2037	663,020	683,915
5.00%, 06/01/2027 to 01/01/2053	7,063,265	7,119,351
5.50%, 12/01/2027 to 04/01/2038	1,748,633	1,802,675
6.00%, 05/01/2028 to 11/01/2055	13,912,251	14,446,232
3.00%, 02/01/2029 to 01/01/2052	38,596,151	35,469,164
7.00%, 04/01/2029 to 01/01/2036	575,394	604,554
5.63%, 08/01/2032	31,928	31,990
8.50%, 10/01/2032	68,868	71,878
8.00%, 04/01/2033	67,356	70,727
3.50%, 11/01/2034 to 05/01/2050	31,224,107	29,922,272
2.00%, 09/01/2035 to 03/01/2052	67,549,774	57,043,097
5.45%, 01/01/2038	208,619	212,133
4.50%, 01/01/2040 to 07/01/2044	2,730,186	2,748,759
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
4.00%, 02/01/2042 to 03/01/2050	$27,079,536	$26,259,999
2.50%, 10/01/2050 to 02/01/2052	39,949,505	34,359,078
ARM, 6.26% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(e)	2,035,307	2,123,209
		213,854,779
Government National Mortgage Association (GNMA)–23.38%
7.00%, 12/15/2027 to 01/20/2030	54,908	55,740
6.50%, 03/15/2028 to 10/15/2028	5,294	5,457
6.00%, 06/15/2028 to 04/20/2029	23,289	23,890
7.50%, 06/15/2028 to 08/15/2028	25,305	25,647
5.50%, 05/15/2033 to 10/15/2034	160,162	163,569
6.90%, 11/20/2033(a)	257,308	266,322
5.00%, 11/20/2037	193,290	193,518
5.87%, 01/20/2039(a)	442,969	460,542
4.53%, 07/20/2041(a)	602,009	607,828
5.34%, 09/20/2041	366,703	372,783
4.44% (1 mo. Term SOFR + 0.56%), 07/20/2044(e)	297,213	301,659
3.50%, 05/20/2046 to 06/20/2050	8,514,134	7,822,910
4.00%, 02/20/2048 to 03/20/2050	2,980,638	2,823,199
3.00%, 02/20/2050 to 06/20/2052	3,475,943	3,124,521
2.50%, 04/20/2051	1,561,291	1,315,207
IO, 2.80% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(b)(e)	549,085	37,180
4.50%, 09/16/2047(b)	510,557	92,474
2.35% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(b)(e)	509,739	61,751
TBA, 2.00%, 01/01/2056(f)	23,444,000	19,421,795
2.50%, 01/01/2056(f)	20,125,000	17,362,529
3.00%, 01/01/2056(f)	11,830,813	10,632,481
4.50%, 01/01/2056(f)	4,300,000	4,189,141
5.00%, 01/01/2056(f)	16,067,000	16,032,790
5.50%, 01/01/2056(f)	15,162,000	15,311,386
6.00%, 01/01/2056(f)	9,322,000	9,500,793
6.50%, 01/01/2056(f)	3,395,000	3,509,846
Series 2020-137, Class A, 1.50%, 04/16/2062	7,403,849	5,616,826
		119,331,784
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–6.45%
TBA, 4.50%, 01/01/2041(f)	$1,700,000	$1,700,863
5.00%, 01/01/2041(f)	3,920,000	3,970,507
5.50%, 01/01/2056(f)	2,735,000	2,773,670
6.00%, 01/01/2056(f)	15,740,000	16,163,150
6.50%, 01/01/2056(f)	8,000,000	8,315,174
		32,923,364
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $583,024,823)		536,650,857
Certificates of Deposit–6.08%
Diversified Banks–6.08%
Bank of Nova Scotia (Canada), 4.03% (SOFR + 0.33%), 07/22/2026(e)	3,000,000	3,001,030
Credit Agricole Corporate and Investment Bank (France), 4.04% (SOFR + 0.34%), 08/28/2026(e)	6,000,000	6,002,991
Mitsubishi UFJ Trust & Banking Corp. (Japan), 4.04% (SOFR + 0.34%), 01/30/2026(e)	5,000,000	5,001,057
Mizuho Bank Ltd. (Japan), 4.08% (SOFR + 0.33%), 02/19/2026(e)	3,000,000	3,000,941
Standard Chartered Bank (United Kingdom), 4.03% (SOFR + 0.33%), 07/24/2026(e)	7,000,000	7,005,488
Swedbank AB/New York (Sweden), 4.05% (SOFR + 0.30%), 10/16/2026	7,000,000	7,002,059
Total Certificates of Deposit (Cost $30,999,473)		31,013,566

Asset-Backed Securities–5.04%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(a)	115,586	101,569
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.61%, 03/25/2045(a)(g)	865,774	813,286
Banc of America Funding Trust, Series 2006-A, Class 1A1, 5.49%, 02/20/2036(a)	127,925	122,327
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	3,200,000	3,134,843
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.16%, 03/25/2035(a)	496,098	456,274
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(d)	11,130,460	109,948
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.89%, 11/13/2050(d)	5,405,126	62,338
Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(a)(g)	1,098,965	1,023,697
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(g)	786,913	735,511
Principal Amount		Value

Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 3.93%, 12/25/2035(a)	$9,637	$8,430
Series 2007-A2, Class 2A1, 6.16%, 06/25/2035(a)	114,911	115,285
Series 2007-A2, Class 2A4, 6.16%, 06/25/2035(a)	106,153	106,051
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(d)	15,264,078	209,727
Citigroup Mortgage Loan Trust,
Series 2004-UST1, Class A4, 6.53%, 08/25/2034(a)	20,448	19,350
Series 2005-11, Class A2A, 6.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	322,917	330,680
Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(a)	5,386	5,282
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	431,751	421,351
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 4.39% (1 mo. Term SOFR + 0.65%), 02/25/2035(e)	65,088	63,418
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.55%, 08/25/2043(a)(g)	676,628	664,256
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(a)(g)	251,403	233,193
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 5.88%, 06/25/2034(a)	133,076	129,729
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.50%, 06/27/2037(a)(g)	1,100,999	974,044
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(a)(g)	194,152	177,037
GCAT Trust, Series 2025-INV2, Class A1, 6.00%, 05/25/2055(a)(g)	2,824,890	2,879,690
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.42% (30 Day Average SOFR + 1.55%), 10/25/2055(e)(g)	1,717,324	1,722,677
Series 2025-HE2, Class M1, 5.77% (30 Day Average SOFR + 1.90%), 12/25/2065(g)	1,350,000	1,355,496
GSAA Home Equity Trust, Series 2007-7, Class A4, 4.39% (1 mo. Term SOFR + 0.65%), 07/25/2037(e)	7,098	6,922
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 1.46%, 12/25/2034(a)	123,194	115,717
Series 2005-AR4, Class 6A1, 5.00%, 07/25/2035(a)	39,406	37,951
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Principal Amount		Value

JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 5.44%, 02/25/2035(a)	$173,087	$166,566
Series 2014-1, Class 1A17, 0.79%, 01/25/2044(a)(g)	495,080	474,801
Series 2017-5, Class A1, 4.75%, 10/26/2048(a)(g)	78,978	79,921
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(a)(g)	103,504	94,038
JP Morgan Trust, Series 2015-3, Class A3, 3.50%, 05/25/2045(a)(g)	459,143	431,132
Luminent Mortgage Trust, Series 2006-1, Class A1, 3.85% (1 mo. Term SOFR + 0.83%), 04/25/2036(e)	23,307	20,953
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.29%, 04/21/2034(a)	65,294	64,957
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(a)	82,758	79,036
Series 2005-A, Class A1, 4.31% (1 mo. Term SOFR + 0.57%), 03/25/2030(e)	161,291	156,208
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(d)	5,291,439	70,210
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	21,913	17,670
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(a)(g)	281,288	271,082
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 4.15% (1 mo. Term SOFR + 0.41%), 09/25/2034(e)	175,426	164,891
Series 2004-20, Class 3A1, 3.89%, 01/25/2035(a)	17,731	17,601
Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 6.56%, 11/25/2032(a)	1	1
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.09%, 11/15/2050(d)	7,212,003	97,454
Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(a)(c)	1,616,895	16
Series 2001-3, Class IO, 0.00%, 10/15/2031(a)(c)	1,114,006	11
Series 2002-2, Class IO, 0.00%, 01/15/2032(a)(c)	3,140,071	460
Series 2002-3, Class IO, 0.11%, 08/15/2032(a)	3,403,876	4,814
Series 2003-1, Class IO, 0.00%, 11/15/2032(a)(c)	5,760,620	37
Verus Securitization Trust, Series 2023-INV3, Class A3, 7.73%, 11/25/2068(a)(g)	4,482,584	4,555,245
Principal Amount		Value

WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.69%, 10/25/2033(a)	$81,080	$78,333
Series 2007-HY2, Class 2A1, 4.61%, 11/25/2036(a)	25,126	21,932
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.82%, 12/15/2050(d)	7,528,566	102,373
Zaxby’s Funding LLC, Series 2021- 1A, Class A2, 3.24%, 07/30/2051(g)	2,776,750	2,624,234
Total Asset-Backed Securities (Cost $27,809,800)		25,730,055
Commercial Paper–3.92%(h)
Diversified Banks–2.94%
Australia & New Zealand Banking Group Ltd. (Australia), 4.00% (SOFR + 0.30%), 09/25/2026(e)(g)	6,000,000	6,001,110
HSBC Bank PLC (United Kingdom), 4.09% (SOFR + 0.34%), 10/14/2026(e)(g)	2,000,000	2,000,359
Lloyds Bank PLC (United Kingdom), 4.05% (SOFR + 0.30%), 10/14/2026(e)(g)	7,000,000	7,003,174
		15,004,643
Diversified Financial Services–0.98%
BofA Securities, Inc., 4.08% (SOFR + 0.33%), 08/06/2026(e)	5,000,000	5,002,690
Total Commercial Paper (Cost $20,000,000)		20,007,333

Agency Credit Risk Transfer Notes–2.06%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M2, 7.22% (30 Day Average SOFR + 3.35%), 01/25/2043(e)(g)	5,550,000	5,758,618
Freddie Mac, Series 2022-DNA4, Class M1, STACR®, 7.22% (30 Day Average SOFR + 3.35%), 05/25/2042(e)(g)	4,615,000	4,764,605
Total Agency Credit Risk Transfer Notes (Cost $10,267,433)		10,523,223
U.S. Treasury Securities–0.46%
U.S. Treasury Bills–0.46%
3.51% - 4.12%, 05/14/2026 (Cost $2,326,346)(h)(i)	2,359,000	2,328,984
Shares
Money Market Funds–2.43%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(j)(k) (Cost $12,385,434)	12,385,435	12,385,434
TOTAL INVESTMENTS IN SECURITIES–125.14% (Cost $686,813,309)		638,639,452
OTHER ASSETS LESS LIABILITIES—(25.14)%		(128,296,198)
NET ASSETS–100.00%		$510,343,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Securities Sold Short
Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities Short–(1.31)%
Uniform Mortgage-Backed Securities–(1.31)%
TBA, 2.00%, 01/01/2056(f), (Total Proceeds $(5,175,000))	$(6,400,000)	$(5,174,974)
TBA, 2.50%, 01/01/2056(f), (Total Proceeds $(1,512,546))	(1,783,000)	(1,507,610)
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on December 31, 2025.

(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(c)	Zero coupon bond issued at a discount.
(d)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
December 31, 2025.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2025.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1K.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
December 31, 2025 was $45,058,557, which represented 8.83% of the Fund’s Net Assets.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value December 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,675,101	$148,866,410	$(142,156,077)	$-	$-	$12,385,434	$204,949

(k)	The rate shown is the 7-day SEC standardized yield as of December 31, 2025.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	65	March-2026	$13,571,289	$1,937	$1,937
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	16	March-2026	$(1,748,875)	$748	$748
U.S. Treasury 10 Year Notes	10	March-2026	(1,124,375)	(2,983)	(2,983)
U.S. Treasury 10 Year Ultra Notes	47	March-2026	(5,405,734)	2,182	2,182
U.S. Treasury Long Bonds	9	March-2026	(1,040,344)	(2,545)	(2,545)
U.S. Treasury Ultra Bonds	10	March-2026	(1,180,000)	14,688	14,688
Subtotal—Short Futures Contracts				12,090	12,090
Total Futures Contracts				$14,027	$14,027
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $674,427,875)	$626,254,018
Investments in affiliated money market funds, at value (Cost $12,385,434)	12,385,434
Other investments:
Variation margin receivable — futures contracts	16,960
Cash	103,297
Receivable for:
Investments sold	1,604
TBA sales commitment	23,300,233
Fund shares sold	1,203,800
Dividends	17,958
Interest	1,850,647
Principal paydowns	7,915
Investment for trustee deferred compensation and retirement plans	186,562
Other assets	42,124
Total assets	665,370,552
Liabilities:
Securities sold short, at value (proceeds $6,687,546)	6,682,584
Payable for:
TBA purchased commitment	145,571,751
Interest on short sales	6,232
Dividends	142,137
Fund shares reacquired	2,106,080
Accrued fees to affiliates	222,532
Accrued other operating expenses	105,331
Trustee deferred compensation and retirement plans	190,651
Total liabilities	155,027,298
Net assets applicable to shares outstanding	$510,343,254
Net assets consist of:
Shares of beneficial interest	$722,621,686
Distributable earnings (loss)	(212,278,432)
$510,343,254
Net Assets:
Class A	$406,998,977
Class C	$10,465,516
Class R	$14,351,605
Class Y	$61,001,875
Class R5	$274,945
Class R6	$17,250,336
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	40,831,763
Class C	1,055,892
Class R	1,440,689
Class Y	6,097,808
Class R5	27,545
Class R6	1,724,561
Class A:
Net asset value per share	$9.97
Maximum offering price per share (Net asset value of $9.97 ÷ 95.75%)	$10.41
Class C:
Net asset value and offering price per share	$9.91
Class R:
Net asset value and offering price per share	$9.96
Class Y:
Net asset value and offering price per share	$10.00
Class R5:
Net asset value and offering price per share	$9.98
Class R6:
Net asset value and offering price per share	$10.00
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Statement of Operations
For the year ended December 31, 2025
Investment income:
Interest	$20,118,693
Dividends from affiliated money market funds	204,949
Total investment income	20,323,642
Expenses:
Advisory fees	2,214,044
Administrative services fees	72,178
Custodian fees	48,575
Distribution fees:
Class A	1,013,345
Class C	110,631
Class R	73,970
Transfer agent fees — A, C, R and Y	682,110
Transfer agent fees — R5	219
Transfer agent fees — R6	4,296
Trustees’ and officers’ fees and benefits	25,550
Registration and filing fees	98,728
Reports to shareholders	50,269
Professional services fees	78,284
Other	17,300
Total expenses	4,489,499
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(33,520)
Net expenses	4,455,979
Net investment income	15,867,663
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(117,010)
Futures contracts	(703,593)
Securities sold short	377,164
(443,439)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	25,690,002
Futures contracts	(341,005)
Securities sold short	4,962
25,353,959
Net realized and unrealized gain	24,910,520
Net increase in net assets resulting from operations	$40,778,183
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$15,867,663	$18,242,845
Net realized gain (loss)	(443,439)	23,123
Change in net unrealized appreciation (depreciation)	25,353,959	(13,093,627)
Net increase in net assets resulting from operations	40,778,183	5,172,341
Distributions to shareholders from distributable earnings:
Class A	(14,144,075)	(17,261,544)
Class C	(294,275)	(429,125)
Class R	(467,382)	(573,106)
Class Y	(2,125,198)	(3,038,248)
Class R5	(8,638)	(8,516)
Class R6	(574,373)	(717,050)
Total distributions from distributable earnings	(17,613,941)	(22,027,589)
Share transactions–net:
Class A	(34,323,047)	(38,852,181)
Class C	(2,118,776)	(3,636,846)
Class R	(1,253,422)	(1,754,486)
Class Y	(7,374,601)	(14,968,213)
Class R5	72,573	(176,954)
Class R6	1,474,251	(3,942,467)
Net increase (decrease) in net assets resulting from share transactions	(43,523,022)	(63,331,147)
Net increase (decrease) in net assets	(20,358,780)	(80,186,395)
Net assets:
Beginning of year	530,702,034	610,888,429
End of year	$510,343,254	$530,702,034
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 12/31/25	$9.53	$0.30	$0.47	$0.77	$(0.33)	$9.97	8.23%(d)	$406,999	0.88%(d)	0.89%(d)	3.08%(d)	349%
Year ended 12/31/24	9.81	0.31	(0.22)	0.09	(0.37)	9.53	0.98 (d)	422,688	0.90 (d)	0.91 (d)	3.20 (d)	331
Year ended 12/31/23	9.66	0.27	0.22	0.49	(0.34)	9.81	5.25 (d)	474,643	0.86 (d)	0.87 (d)	2.83 (d)	427
Year ended 12/31/22	11.36	0.16	(1.57)	(1.41)	(0.29)	9.66	(12.52)(d)	511,108	0.85 (d)	0.85 (d)	1.53 (d)	520
Year ended 12/31/21	11.90	0.07	(0.25)	(0.18)	(0.36)	11.36	(1.55)(d)	697,347	0.84 (d)	0.86 (d)	0.57 (d)	401
Class C
Year ended 12/31/25	9.47	0.22	0.48	0.70	(0.26)	9.91	7.46	10,466	1.64	1.65	2.32	349
Year ended 12/31/24	9.75	0.23	(0.21)	0.02	(0.30)	9.47	0.20	12,087	1.66	1.67	2.44	331
Year ended 12/31/23	9.60	0.20	0.22	0.42	(0.27)	9.75	4.46	16,154	1.62	1.63	2.07	427
Year ended 12/31/22	11.28	0.08	(1.55)	(1.47)	(0.21)	9.60	(13.12)	19,025	1.61	1.61	0.77	520
Year ended 12/31/21	11.82	(0.02)	(0.25)	(0.27)	(0.27)	11.28	(2.35)(e)	32,752	1.62 (e)	1.62 (e)	(0.21)(e)	401
Class R
Year ended 12/31/25	9.52	0.27	0.48	0.75	(0.31)	9.96	7.96	14,352	1.14	1.15	2.82	349
Year ended 12/31/24	9.80	0.28	(0.21)	0.07	(0.35)	9.52	0.72	14,933	1.16	1.17	2.94	331
Year ended 12/31/23	9.65	0.25	0.22	0.47	(0.32)	9.80	4.97	17,136	1.12	1.13	2.57	427
Year ended 12/31/22	11.35	0.13	(1.57)	(1.44)	(0.26)	9.65	(12.76)	19,497	1.11	1.11	1.27	520
Year ended 12/31/21	11.89	0.03	(0.25)	(0.22)	(0.32)	11.35	(1.84)	24,551	1.12	1.12	0.29	401
Class Y
Year ended 12/31/25	9.56	0.33	0.47	0.80	(0.36)	10.00	8.48	61,002	0.64	0.65	3.32	349
Year ended 12/31/24	9.84	0.33	(0.21)	0.12	(0.40)	9.56	1.23	65,707	0.66	0.67	3.44	331
Year ended 12/31/23	9.70	0.30	0.21	0.51	(0.37)	9.84	5.38	83,005	0.62	0.63	3.07	427
Year ended 12/31/22	11.40	0.18	(1.57)	(1.39)	(0.31)	9.70	(12.26)	82,042	0.61	0.61	1.77	520
Year ended 12/31/21	11.95	0.10	(0.26)	(0.16)	(0.39)	11.40	(1.35)	106,019	0.57	0.62	0.84	401
Class R5
Year ended 12/31/25	9.55	0.33	0.46	0.79	(0.36)	9.98	8.43	275	0.60	0.60	3.36	349
Year ended 12/31/24	9.82	0.34	(0.21)	0.13	(0.40)	9.55	1.38	191	0.61	0.61	3.49	331
Year ended 12/31/23	9.67	0.30	0.22	0.52	(0.37)	9.82	5.54	377	0.58	0.58	3.11	427
Year ended 12/31/22	11.37	0.19	(1.57)	(1.38)	(0.32)	9.67	(12.26)	139	0.57	0.57	1.81	520
Year ended 12/31/21	11.91	0.10	(0.25)	(0.15)	(0.39)	11.37	(1.29)	489	0.56	0.57	0.85	401
Class R6
Year ended 12/31/25	9.56	0.33	0.48	0.81	(0.37)	10.00	8.60	17,250	0.54	0.54	3.42	349
Year ended 12/31/24	9.84	0.35	(0.22)	0.13	(0.41)	9.56	1.35	15,095	0.54	0.54	3.56	331
Year ended 12/31/23	9.70	0.31	0.21	0.52	(0.38)	9.84	5.50	19,575	0.51	0.51	3.18	427
Year ended 12/31/22	11.40	0.20	(1.57)	(1.37)	(0.33)	9.70	(12.16)	21,040	0.50	0.50	1.88	520
Year ended 12/31/21	11.95	0.11	(0.26)	(0.15)	(0.40)	11.40	(1.30)	33,442	0.51	0.51	0.90	401

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)
The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% for Class C shares for the year ended December 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Quality Income Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Quality Income Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
E.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Sold Short - The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.
The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The Short stock rebate, if any, presented in the  Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.
J.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation

Invesco Quality Income Fund

margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance.  The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
L.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
M.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $100 million	0.4700%
Next $150 million	0.4400%
Next $250 million	0.4125%
Next $2 billion	0.3825%
Next $2.5 billion	0.3800%
Next $2.5 billion	0.3650%
Next $2.5 billion	0.3400%
Next $2.5 billion	0.2950%
Over $12.5 billion	0.2700%
For the year ended December 31, 2025, the effective advisory fee rate incurred by the Fund was 0.43%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Invesco Quality Income Fund

Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2025, the Adviser waived advisory fees of $4,782.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $14,889 in front-end sales commissions from the sale of Class A shares and $858 and $660 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$536,650,857	$—	$536,650,857
Certificates of Deposit	—	31,013,566	—	31,013,566
Asset-Backed Securities	—	25,730,055	—	25,730,055
Commercial Paper	—	20,007,333	—	20,007,333
Agency Credit Risk Transfer Notes	—	10,523,223	—	10,523,223
U.S. Treasury Securities	—	2,328,984	—	2,328,984
Money Market Funds	12,385,434	—	—	12,385,434
Total Investments in Securities	12,385,434	626,254,018	—	638,639,452
Other Investments - Assets*
Futures Contracts	19,555	—	—	19,555

Invesco Quality Income Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Securities Sold Short	$—	$(6,682,584)	$—	$(6,682,584)
Futures Contracts	(5,528)	—	—	(5,528)
	(5,528)	(6,682,584)	—	(6,688,112)
Total Other Investments	14,027	(6,682,584)	—	(6,668,557)
Total Investments	$12,399,461	$619,571,434	$—	$631,970,895

*	Futures contracts are valued at unrealized appreciation (depreciation). Securities sold short are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2025:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$19,555
Derivatives not subject to master netting agreements	(19,555)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(5,528)
Derivatives not subject to master netting agreements	5,528
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended December 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(703,593)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(341,005)
Total	$(1,044,598)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$34,600,089

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $28,738.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred

Invesco Quality Income Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Ordinary income*	$17,613,941	$22,027,589

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$1,230,443
Net unrealized appreciation (depreciation) — investments	(48,196,819)
Temporary book/tax differences	(150,273)
Capital loss carryforward	(165,161,783)
Shares of beneficial interest	722,621,686
Total net assets	$510,343,254
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and derivative instruments.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$81,134,157	$84,027,626	$165,161,783
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $6,156,677 and $8,272,400, respectively. As of December 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,335,705
Aggregate unrealized (depreciation) of investments	(52,532,524)
Net unrealized appreciation (depreciation) of investments	$(48,196,819)
Cost of investments for tax purposes is $680,167,714.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of dollar rolls and paydowns, on December 31, 2025, undistributed net investment income was increased by $3,003,530 and undistributed net realized gain (loss) was decreased by $3,003,530. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.

Invesco Quality Income Fund

NOTE 11—Share Information
	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,679,850	$26,130,581	3,007,428	$29,164,377
Class C	241,508	2,334,282	247,738	2,375,465
Class R	851,938	8,272,197	142,770	1,375,027
Class Y	2,677,332	26,166,234	2,483,191	23,958,733
Class R5	28,835	276,860	8,002	77,000
Class R6	834,783	8,235,482	383,624	3,749,094
Issued as reinvestment of dividends:
Class A	1,247,077	12,208,649	1,525,939	14,702,224
Class C	28,083	273,159	40,592	388,740
Class R	47,046	460,244	58,688	565,058
Class Y	163,264	1,604,855	250,035	2,415,579
Class R5	841	8,264	788	7,603
Class R6	47,229	464,396	58,974	570,149
Automatic conversion of Class C shares to Class A shares:
Class A	150,128	1,462,215	223,026	2,135,516
Class C	(151,015)	(1,462,215)	(224,314)	(2,135,516)
Reacquired:
Class A	(7,601,556)	(74,124,492)	(8,805,438)	(84,854,298)
Class C	(338,462)	(3,264,002)	(445,436)	(4,265,535)
Class R	(1,026,315)	(9,985,863)	(382,089)	(3,694,571)
Class Y	(3,612,528)	(35,145,690)	(4,296,725)	(41,342,525)
Class R5	(22,166)	(212,551)	(27,108)	(261,557)
Class R6	(735,647)	(7,225,627)	(853,115)	(8,261,710)
Net increase (decrease) in share activity	(4,489,775)	$(43,523,022)	(6,603,430)	$(63,331,147)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Quality Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Quality Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Quality Income Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Invesco Quality Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.31%
Qualified Business Income*	0.00%
Business Interest Income*	87.63%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Invesco Quality Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Quality Income Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
VK-QINC-NCSR

Annual Financial Statements and Other Information
December 31, 2025
Invesco Select Risk: Conservative Investor Fund
Nasdaq:
A: OACIX ■ C: OCCIX ■ R: ONCIX ■ Y: OYCIX ■ R5: PXCIX ■ R6: PXCCX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2025
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.94%(a)
	% of Net Assets 12/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/25	Value 12/31/25
Alternative Funds–5.95%
Invesco Global Real Estate Income Fund, Class R6	1.98%	$7,072,238	$437,396	$(654,135)	$300,009	$21,025	$233,221	874,121	$7,176,533
Invesco Macro Allocation Strategy Fund, Class R6(b)	—	11,089,939	96,215	(11,287,161)	1,774,312	(1,666,801)	89,711	—	—
Invesco Managed Futures Strategy ETF	3.97%	—	13,744,630	—	661,585	—	145,484	313,503	14,406,215
Total Alternative Funds		18,162,177	14,278,241	(11,941,296)	2,735,906	(1,645,776)	468,416		21,582,748
Domestic Equity Funds–14.91%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.73%	4,517,536	2,602,748	(1,155,162)	171,180	570,722	—	185,443	6,282,809
Invesco Main Street Small Cap Fund, Class R6	1.67%	4,388,189	2,305,535	(1,024,594)	352,103	491,076	31,753	268,872	6,065,753
Invesco NASDAQ 100 ETF(c)	3.69%	8,196,396	6,456,721	(4,239,908)	2,412,615	560,726	65,821	52,928	13,386,550
Invesco Russell 1000® Dynamic Multifactor ETF	3.05%	11,157,551	2,038,672	(3,681,647)	957,755	599,412	88,508	181,118	11,071,743
Invesco S&P 500 Revenue ETF	3.39%	—	12,639,077	(1,889,572)	1,422,412	112,674	158,193	107,289	12,284,591
Invesco S&P 500® Pure Value ETF	—	7,039,898	—	(7,260,554)	(2,033,126)	2,253,782	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	1,667,277	(1,405,520)	—	(261,757)	2,967	—	—
Invesco Value Opportunities Fund, Class R6	1.38%	3,689,281	2,070,971	(1,507,682)	574,302	669,446	27,931	209,359	5,016,245
Total Domestic Equity Funds		38,988,851	29,781,001	(22,164,639)	3,857,241	4,996,081	375,173		54,107,691
Fixed Income Funds–72.17%
Invesco Core Bond Fund, Class R6	33.57%	125,150,817	5,473,526	(11,299,432)	2,553,368	(38,321)	5,473,531	21,259,437	121,839,958
Invesco Core Plus Bond Fund, Class R6	17.90%	60,897,067	4,681,999	(2,225,473)	2,174,726	(568,064)	3,014,426	6,927,793	64,960,255
Invesco Dynamic Credit Opportunity Fund, Class R6	0.55%	—	2,044,778	—	(51,425)	—	155,344	187,239	1,993,353
Invesco Emerging Markets Sovereign Debt ETF	1.37%	7,209,684	—	(2,567,857)	495,606	(175,127)	338,624	229,100	4,962,306
Invesco Equal Weight 0-30 Year Treasury ETF	3.98%	32,654,456	—	(18,470,376)	4,406,596	(4,127,284)	714,781	524,987	14,463,392
Invesco Floating Rate ESG Fund, Class R6(b)	3.64%	15,432,632	1,120,207	(2,790,802)	(325,961)	(112,616)	1,030,326	2,038,162	13,233,580
Invesco High Yield Fund, Class R6	5.41%	15,164,848	5,059,417	(915,006)	311,361	13,429	1,238,471	5,468,637	19,634,049
Invesco Variable Rate Investment Grade ETF	5.75%	27,657,845	—	(6,726,943)	(109,258)	52,219	1,119,133	831,628	20,873,863
Total Fixed Income Funds		284,167,349	18,379,927	(44,995,889)	9,455,013	(4,955,764)	13,084,636		261,960,756
International and Global Equity Funds–6.32%
Invesco Emerging Markets ex-China Fund, Class R6(d)	—	1,245,596	400,467	(1,991,886)	24,523	321,300	—	—	—
Invesco Developing Markets Fund, Class R6	0.69%	976,811	2,442,963	(380,523)	(494,261)	706,545	22,319	73,990	2,513,427
Invesco Global Fund, Class R6	2.16%	5,925,438	3,791,263	(1,784,180)	(99,113)	1,555,245	25,292	87,158	7,826,800
Invesco Global Infrastructure Fund, Class R6	—	3,593,989	376,655	(3,673,178)	(469,833)	539,740	9,282	—	—
Invesco International Developed Dynamic Multifactor ETF	0.89%	2,016,556	858,549	(388,729)	702,573	34,389	95,312	108,202	3,223,338
Invesco International Growth Fund, Class R6(d)	0.41%	969,434	775,543	—	(246,820)	454,174	13,002	59,309	1,498,157
Invesco International Small-Mid Company Fund, Class R6	1.20%	2,962,360	1,759,219	(321,540)	(52,318)	666,451	80,830	123,291	4,346,003
Invesco RAFI Developed Markets ex-U.S. ETF(e)	0.97%	2,454,458	821,567	(879,381)	951,492	189,786	139,645	53,977	3,537,922
Total International and Global Equity Funds		20,144,642	11,226,226	(9,419,417)	316,243	4,467,630	385,682		22,945,647
Money Market Funds–0.59%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(f)	0.21%	489,387	26,123,749	(25,856,682)	—	—	30,202	756,454	756,454
Invesco Treasury Portfolio, Institutional Class, 3.64%(f)	0.38%	905,739	48,515,534	(48,018,460)	—	—	55,461	1,402,813	1,402,813
Total Money Market Funds		1,395,126	74,639,283	(73,875,142)	—	—	85,663		2,159,267
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $354,708,869)	99.94%	362,858,145	148,304,678	(162,396,383)	16,364,403	2,862,171	14,399,570		362,756,109

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.07%
Invesco Private Government Fund, 3.74%(f)(g)	0.02%	—	22,475,006	(22,409,224)	—	—	13,543 (h)	65,782	65,782
Invesco Private Prime Fund, 3.88%(f)(g)	0.05%	—	56,994,767	(56,825,940)	—	51	36,804 (h)	168,827	168,878
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $234,660)	0.07%	—	79,469,773	(79,235,164)	—	51	50,347		234,660
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $354,943,529)	100.01%	$362,858,145	$227,774,451	$(241,631,547)	$16,364,403	$2,862,222 (i)	$14,449,917		$362,990,769
OTHER ASSETS LESS LIABILITIES	(0.01)%								(19,347)
NET ASSETS	100.00%								$362,971,422
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: Conservative Investor Fund

Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	All or a portion of this security was out on loan at December 31, 2025.
(d)	Effective August 22, 2025, the underlying fund’s name changed.
(e)	Effective March 24, 2025, the underlying fund’s name changed.
(f)	The rate shown is the 7-day SEC standardized yield as of December 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(h)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Developing Markets Fund	$738,108
Invesco Discovery Mid Cap Growth Fund	424,215
Invesco Global Fund	1,561,853
Invesco Global Infrastructure Fund	367,373
Invesco International Growth Fund	454,174
Invesco International Small-Mid Company Fund	668,169
Invesco Main Street Small Cap Fund	446,556
Invesco Value Opportunities Fund	480,074
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: Conservative Investor Fund

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in affiliated underlying funds, at value (Cost $354,943,529)*	$362,990,769
Cash	83,913
Receivable for:
Fund shares sold	401,535
Dividends - affiliated underlying funds	960,269
Investment for trustee deferred compensation and retirement plans	45,293
Other assets	39,870
Total assets	364,521,649
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	953,371
Fund shares reacquired	124,855
Collateral upon return of securities loaned	234,660
Accrued fees to affiliates	150,347
Accrued trustees’ and officers’ fees and benefits	2,122
Accrued other operating expenses	39,579
Trustee deferred compensation and retirement plans	45,293
Total liabilities	1,550,227
Net assets applicable to shares outstanding	$362,971,422
Net assets consist of:
Shares of beneficial interest	$380,237,947
Distributable earnings (loss)	(17,266,525)
$362,971,422
Net Assets:
Class A	$297,111,439
Class C	$25,199,211
Class R	$35,332,193
Class Y	$5,059,863
Class R5	$9,402
Class R6	$259,314
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	33,197,041
Class C	2,843,060
Class R	3,955,292
Class Y	562,643
Class R5	1,053
Class R6	29,024
Class A:
Net asset value per share	$8.95
Maximum offering price per share (Net asset value of $8.95 ÷ 94.50%)	$9.47
Class C:
Net asset value and offering price per share	$8.86
Class R:
Net asset value and offering price per share	$8.93
Class Y:
Net asset value and offering price per share	$8.99
Class R5:
Net asset value and offering price per share	$8.93
Class R6:
Net asset value and offering price per share	$8.93

*	At December 31, 2025, security with a value of $227,628 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: Conservative Investor Fund

Statement of Operations
For the year ended December 31, 2025
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $5,630)	$14,405,200
Interest	9,735
Total investment income	14,414,935
Expenses:
Custodian fees	1,685
Distribution fees:
Class A	697,745
Class C	261,934
Class R	186,490
Transfer agent fees — A, C, R and Y	346,659
Transfer agent fees — R5	2
Transfer agent fees — R6	64
Trustees’ and officers’ fees and benefits	22,748
Registration and filing fees	106,651
Reports to shareholders	30,361
Professional services fees	46,216
Other	14,418
Total expenses	1,714,973
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(16,395)
Net expenses	1,698,578
Net investment income	12,716,357
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(2,278,300)
Capital gain distributions from affiliated underlying fund shares	5,140,522
2,862,222
Change in net unrealized appreciation of affiliated underlying fund shares	16,364,403
Net realized and unrealized gain	19,226,625
Net increase in net assets resulting from operations	$31,942,982
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: Conservative Investor Fund

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$12,716,357	$14,728,288
Net realized gain (loss)	2,862,222	(6,012,199)
Change in net unrealized appreciation	16,364,403	6,569,217
Net increase in net assets resulting from operations	31,942,982	15,285,306
Distributions to shareholders from distributable earnings:
Class A	(10,415,667)	(12,135,441)
Class C	(704,732)	(941,014)
Class R	(1,189,793)	(1,634,751)
Class Y	(186,635)	(288,126)
Class R5	(371)	(422)
Class R6	(10,317)	(3,855)
Total distributions from distributable earnings	(12,507,515)	(15,003,609)
Share transactions–net:
Class A	(5,989,217)	(4,612,869)
Class C	(3,470,903)	(6,093,429)
Class R	(8,281,642)	(224,463)
Class Y	(1,755,154)	(637,665)
Class R5	—	(45,545)
Class R6	169,931	35,860
Net increase (decrease) in net assets resulting from share transactions	(19,326,985)	(11,578,111)
Net increase (decrease) in net assets	108,482	(11,296,414)
Net assets:
Beginning of year	362,862,940	374,159,354
End of year	$362,971,422	$362,862,940
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: Conservative Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Year ended 12/31/25	$8.48	$0.32	$0.47	$0.79	$(0.32)	$—	$(0.32)	$8.95	9.37%(e)	$297,111	0.40%(e)	0.40%(e)	3.62%(e)	21%
Year ended 12/31/24	8.48	0.35	0.02	0.37	(0.37)	—	(0.37)	8.48	4.41 (e)	287,491	0.42 (e)	0.43 (e)	4.09 (e)	51
Year ended 12/31/23	8.11	0.32	0.32	0.64	(0.27)	—	(0.27)	8.48	7.85 (e)	292,078	0.42 (e)	0.42 (e)	3.81 (e)	33
Year ended 12/31/22	9.88	0.20	(1.74)	(1.54)	(0.16)	(0.07)	(0.23)	8.11	(15.62)(e)	287,368	0.41 (e)	0.41 (e)	2.32 (e)	21
Year ended 12/31/21	10.03	0.17	0.14	0.31	(0.35)	(0.11)	(0.46)	9.88	3.11 (e)	357,004	0.37 (e)	0.42 (e)	1.68 (e)	27
Class C
Year ended 12/31/25	8.40	0.25	0.46	0.71	(0.25)	—	(0.25)	8.86	8.49	25,199	1.16	1.16	2.86	21
Year ended 12/31/24	8.40	0.29	0.01	0.30	(0.30)	—	(0.30)	8.40	3.57	27,208	1.18	1.19	3.33	51
Year ended 12/31/23	8.02	0.25	0.33	0.58	(0.20)	—	(0.20)	8.40	7.19	33,124	1.18	1.18	3.05	33
Year ended 12/31/22	9.77	0.14	(1.73)	(1.59)	(0.09)	(0.07)	(0.16)	8.02	(16.34)	38,359	1.17	1.17	1.56	21
Year ended 12/31/21	9.92	0.09	0.14	0.23	(0.27)	(0.11)	(0.38)	9.77	2.31	59,281	1.13	1.18	0.92	27
Class R
Year ended 12/31/25	8.46	0.30	0.47	0.77	(0.30)	—	(0.30)	8.93	9.11	35,332	0.66	0.66	3.36	21
Year ended 12/31/24	8.47	0.33	0.01	0.34	(0.35)	—	(0.35)	8.46	4.00	41,595	0.68	0.69	3.83	51
Year ended 12/31/23	8.09	0.30	0.32	0.62	(0.24)	—	(0.24)	8.47	7.70	41,782	0.68	0.68	3.55	33
Year ended 12/31/22	9.86	0.17	(1.74)	(1.57)	(0.13)	(0.07)	(0.20)	8.09	(15.90)	40,864	0.67	0.67	2.06	21
Year ended 12/31/21	10.01	0.14	0.14	0.28	(0.32)	(0.11)	(0.43)	9.86	2.84	49,057	0.63	0.68	1.42	27
Class Y
Year ended 12/31/25	8.52	0.34	0.48	0.82	(0.35)	—	(0.35)	8.99	9.59	5,060	0.16	0.16	3.86	21
Year ended 12/31/24	8.52	0.38	0.01	0.39	(0.39)	—	(0.39)	8.52	4.64	6,483	0.18	0.19	4.33	51
Year ended 12/31/23	8.14	0.34	0.33	0.67	(0.29)	—	(0.29)	8.52	8.20	7,080	0.18	0.18	4.05	33
Year ended 12/31/22	9.93	0.22	(1.76)	(1.54)	(0.18)	(0.07)	(0.25)	8.14	(15.53)	6,967	0.17	0.17	2.56	21
Year ended 12/31/21	10.08	0.20	0.14	0.34	(0.38)	(0.11)	(0.49)	9.93	3.38	7,785	0.13	0.18	1.92	27
Class R5
Year ended 12/31/25	8.46	0.35	0.47	0.82	(0.35)	—	(0.35)	8.93	9.73	9	0.09	0.09	3.93	21
Year ended 12/31/24	8.47	0.38	0.01	0.39	(0.40)	—	(0.40)	8.46	4.62	9	0.10	0.10	4.41	51
Year ended 12/31/23	8.09	0.34	0.33	0.67	(0.29)	—	(0.29)	8.47	8.34	55	0.08	0.08	4.15	33
Year ended 12/31/22	9.87	0.23	(1.75)	(1.52)	(0.19)	(0.07)	(0.26)	8.09	(15.42)	9	0.07	0.07	2.66	21
Year ended 12/31/21	10.03	0.20	0.14	0.34	(0.39)	(0.11)	(0.50)	9.87	3.38	10	0.10	0.15	1.95	27
Class R6
Year ended 12/31/25	8.46	0.35	0.47	0.82	(0.35)	—	(0.35)	8.93	9.73	259	0.09	0.09	3.93	21
Year ended 12/31/24	8.47	0.39	—	0.39	(0.40)	—	(0.40)	8.46	4.65	78	0.07	0.07	4.44	51
Year ended 12/31/23	8.09	0.35	0.32	0.67	(0.29)	—	(0.29)	8.47	8.34	41	0.08	0.08	4.15	33
Year ended 12/31/22	9.87	0.23	(1.75)	(1.52)	(0.19)	(0.07)	(0.26)	8.09	(15.41)	9	0.07	0.07	2.66	21
Year ended 12/31/21	10.03	0.20	0.14	0.34	(0.39)	(0.11)	(0.50)	9.87	3.37	18	0.10	0.15	1.95	27

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds was 0.46%, 0.47%, 0.47%, 0.45% and 0.47% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: Conservative Investor Fund

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. ("Invesco" or the "Adviser"), including exchange-traded funds ("ETFs"), and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital"), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the "underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
8
Invesco Select Risk: Conservative Investor Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt
9
Invesco Select Risk: Conservative Investor Fund

securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2025, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through April 30, 2026, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.50%, 1.25%, 0.75%, 0.25%, 0.25%, and 0.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective May 1, 2026, the Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%,1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the "boundary limits"). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the
10
Invesco Select Risk: Conservative Investor Fund

shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $28,609 in front-end sales commissions from the sale of Class A shares and $21,979 and $923 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$360,596,842	$—	$—	$360,596,842
Money Market Funds	2,159,267	234,660	—	2,393,927
Total Investments	$362,756,109	$234,660	$—	$362,990,769
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $16,395.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Ordinary income*	$12,507,515	$15,003,609

*	Includes short-term capital gain distributions, if any.

11
Invesco Select Risk: Conservative Investor Fund

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$5,977,818
Net unrealized appreciation — investments	3,947,077
Temporary book/tax differences	(38,098)
Capital loss carryforward	(27,153,322)
Shares of beneficial interest	380,237,947
Total net assets	$362,971,422
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$391,811	$26,761,511	$27,153,322
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $73,665,395 and $88,521,240, respectively. As of December 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$16,779,295
Aggregate unrealized (depreciation) of investments	(12,832,218)
Net unrealized appreciation of investments	$3,947,077
Cost of investments for tax purposes is $359,043,692.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on December 31, 2025, undistributed net investment income was increased by $263,158 and undistributed net realized gain (loss) was decreased by $263,158. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	7,633,797	$67,535,957	10,329,186	$89,915,225
Class C	663,023	5,742,364	940,856	8,045,514
Class R	537,997	4,743,555	839,935	7,238,994
Class Y	89,826	801,644	259,576	2,259,549
Class R6	27,968	241,043	6,359	53,670
Issued as reinvestment of dividends:
Class A	1,110,086	9,913,067	1,380,514	11,679,153
Class C	78,867	697,183	111,017	931,432
Class R	133,505	1,189,528	192,832	1,629,429
Class Y	18,920	169,711	30,976	263,297
Class R6	1,116	9,946	406	3,430
Automatic conversion of Class C shares to Class A shares:
Class A	380,156	3,353,342	449,274	3,891,958
Class C	(384,971)	(3,353,342)	(455,293)	(3,891,958)
12
Invesco Select Risk: Conservative Investor Fund

Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(9,836,658)	$(86,791,583)	(12,676,446)	$(110,099,205)
Class C	(754,023)	(6,557,108)	(1,300,177)	(11,178,417)
Class R	(1,631,782)	(14,214,725)	(1,052,102)	(9,092,886)
Class Y	(307,203)	(2,726,509)	(360,376)	(3,160,511)
Class R5	-	-	(5,415)	(45,545)
Class R6	(9,230)	(81,058)	(2,409)	(21,240)
Net increase (decrease) in share activity	(2,248,606)	$(19,326,985)	(1,311,287)	$(11,578,111)

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 18% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

13
Invesco Select Risk: Conservative Investor Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: Conservative Investor Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: Conservative Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Select Risk: Conservative Investor Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Qualified Dividend Income*	7.91%
Corporate Dividends Received Deduction*	4.98%
U.S. Treasury Obligations*	17.52%
Qualified Business Income*	0.00%
Business Interest Income*	78.39%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco Select Risk: Conservative Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Select Risk: Conservative Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-OPSCI-NCSR

Annual Financial Statements and Other Information
December 31, 2025
Invesco Select Risk: Growth Investor Fund
Nasdaq:
A: AADAX ■ C: AADCX ■ R: AADRX ■ S: AADSX ■ Y: AADYX ■ R5: AADIX ■ R6: AAESX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2025
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.11%(a)
	% of Net Assets 12/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/25	Value 12/31/25
Alternative Funds–2.07%
Invesco Dynamic Credit Opportunity Fund, Class R6	0.14%	$—	$1,459,073	$—	$(36,694)	$—	$110,847	137,163	$1,422,379
Invesco Global Real Estate Income Fund, Class R6	1.93%	22,361,773	670,379	(3,459,863)	1,459,407	(912,690)	670,379	2,450,549	20,119,006
Invesco Macro Allocation Strategy Fund, Class R6(b)	—	23,852,206	211,452	(24,287,274)	3,731,036	(3,493,126)	197,160	—	—
Total Alternative Funds		46,213,979	2,340,904	(27,747,137)	5,153,749	(4,405,816)	978,386		21,541,385
Domestic Equity Funds–56.17%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.36%	57,517,487	14,859,627	(6,435,737)	152,508	4,704,336	—	1,957,505	66,320,279
Invesco Main Street Small Cap Fund, Class R6	6.25%	55,821,272	11,629,027	(3,763,141)	1,577,973	4,597,374	334,482	2,888,234	65,158,551
Invesco NASDAQ 100 ETF(c)	12.66%	100,090,651	28,328,099	(23,020,596)	23,375,991	3,267,294	672,889	522,068	132,041,439
Invesco Russell 1000® Dynamic Multifactor ETF	14.04%	137,846,369	17,137,829	(27,021,024)	15,779,377	2,633,417	1,130,098	2,394,503	146,375,968
Invesco S&P 500 Revenue ETF(c)	11.54%	—	112,509,001	(6,207,294)	13,688,892	418,174	1,584,464	1,051,605	120,408,773
Invesco S&P 500® Pure Value ETF	—	85,935,219	—	(88,628,745)	(5,849,044)	8,542,570	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	20,817,657	(17,549,352)	—	(3,268,305)	37,047	—	—
Invesco Value Opportunities Fund, Class R6	5.32%	46,449,662	10,917,225	(7,602,715)	4,742,552	5,960,777	292,245	2,314,046	55,444,535
Total Domestic Equity Funds		483,660,660	216,198,465	(180,228,604)	53,468,249	26,855,637	4,051,225		585,749,545
Fixed Income Funds–18.34%
Invesco Core Bond Fund, Class R6	9.30%	99,108,287	12,284,079	(16,509,100)	2,132,112	(61,457)	4,279,799	16,979,671	96,953,921
Invesco Core Plus Bond Fund, Class R6	4.92%	48,359,614	5,812,992	(4,114,871)	1,930,433	(673,860)	2,337,249	5,494,037	51,314,308
Invesco Emerging Markets Sovereign Debt ETF	0.34%	5,770,811	—	(2,386,945)	374,266	(162,789)	254,407	165,990	3,595,343
Invesco Equal Weight 0-30 Year Treasury ETF	—	25,070,514	—	(25,079,092)	3,363,224	(3,354,646)	233,230	—	—
Invesco Floating Rate ESG Fund, Class R6(b)	0.92%	12,487,165	848,965	(3,293,424)	(206,371)	(158,125)	779,558	1,489,737	9,608,803
Invesco High Yield Fund, Class R6	1.40%	12,491,745	3,049,055	(1,147,633)	193,247	14,876	933,863	4,089,997	14,601,290
Invesco Variable Rate Investment Grade ETF	1.46%	21,541,914	—	(6,287,186)	7,289	(56,512)	834,805	605,797	15,205,505
Total Fixed Income Funds		224,830,050	21,995,091	(58,818,251)	7,794,200	(4,452,513)	9,652,911		191,279,170
International and Global Equity Funds–22.99%
Invesco Emerging Markets ex-China Fund, Class R6(d)	—	14,710,070	630,024	(18,519,965)	(999,720)	4,179,591	—	—	—
Invesco Developing Markets Fund, Class R6	2.43%	11,746,749	25,049,655	(5,941,614)	(5,025,292)	6,947,946	224,986	745,860	25,336,866
Invesco Global Fund, Class R6	8.06%	69,385,769	23,737,036	(5,481,638)	(3,941,824)	16,491,847	261,601	935,814	84,036,075
Invesco Global Infrastructure Fund, Class R6	—	9,430,462	1,028,083	(9,637,596)	(970,857)	1,152,657	25,334	—	—
Invesco International Developed Dynamic Multifactor ETF	3.21%	26,090,812	2,955,066	(2,866,379)	7,289,159	31,835	955,338	1,124,555	33,500,493
Invesco International Growth Fund, Class R6(d)	1.40%	11,615,316	5,484,458	—	(2,479,732)	4,432,144	126,880	578,782	14,620,042
Invesco International Small-Mid Company Fund, Class R6	4.18%	37,407,271	10,897,751	(3,826,932)	234,679	5,607,753	811,176	1,237,305	43,615,004
Invesco RAFI Developed Markets ex-U.S. ETF(e)	3.71%	30,647,541	3,485,459	(6,863,792)	10,530,361	839,209	1,446,712	589,500	38,638,778
Total International and Global Equity Funds		211,033,990	73,267,532	(53,137,916)	4,636,774	39,682,982	3,852,027		239,747,258
Money Market Funds–0.54%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(f)	0.19%	1,858,787	39,964,275	(39,845,368)	—	—	60,782	1,977,694	1,977,694
Invesco Treasury Portfolio, Institutional Class, 3.64%(f)	0.35%	3,483,095	74,219,368	(73,998,541)	—	—	113,110	3,703,921	3,703,922
Total Money Market Funds		5,341,882	114,183,643	(113,843,909)	—	—	173,892		5,681,616
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $877,543,893)	100.11%	971,080,561	427,985,635	(433,775,817)	71,052,972	57,680,290	18,708,441		1,043,998,974
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.11%(a)
	% of Net Assets 12/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/25	Value 12/31/25

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.60%
Invesco Private Government Fund, 3.74%(f)(g)	0.44%	$2,671,896	$364,715,858	$(362,757,591)	$—	$—	$156,213 (h)	4,630,163	$4,630,163
Invesco Private Prime Fund, 3.88%(f)(g)	1.16%	6,962,219	1,078,378,144	(1,073,302,754)	—	954	452,470 (h)	12,034,953	12,038,563
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,668,726)	1.60%	9,634,115	1,443,094,002	(1,436,060,345)	—	954	608,683		16,668,726
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $894,212,619)	101.71%	$980,714,676	$1,871,079,637	$(1,869,836,162)	$71,052,972	$57,681,244 (i)	$19,317,124		$1,060,667,700
OTHER ASSETS LESS LIABILITIES	(1.71)%								(17,823,100)
NET ASSETS	100.00%								$1,042,844,600
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	All or a portion of this security was out on loan at December 31, 2025.
(d)	Effective August 22, 2025, the underlying fund’s name changed.
(e)	Effective March 24, 2025, the underlying fund’s name changed.
(f)	The rate shown is the 7-day SEC standardized yield as of December 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(h)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Developing Markets Fund	$7,440,578
Invesco Discovery Mid Cap Growth Fund	4,477,942
Invesco Global Fund	16,155,115
Invesco Global Infrastructure Fund	1,002,749
Invesco International Growth Fund	4,432,144
Invesco International Small-Mid Company Fund	6,705,518
Invesco Main Street Small Cap Fund	4,703,954
Invesco Value Opportunities Fund	5,022,966
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: Growth Investor Fund

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in affiliated underlying funds, at value (Cost $894,212,619)*	$1,060,667,700
Cash	46,645
Receivable for:
Fund shares sold	520,780
Dividends - affiliated underlying funds	759,247
Investment for trustee deferred compensation and retirement plans	173,614
Other assets	44,356
Total assets	1,062,212,342
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	739,624
Fund shares reacquired	1,269,472
Collateral upon return of securities loaned	16,668,726
Accrued fees to affiliates	452,086
Accrued other operating expenses	58,439
Trustee deferred compensation and retirement plans	179,395
Total liabilities	19,367,742
Net assets applicable to shares outstanding	$1,042,844,600
Net assets consist of:
Shares of beneficial interest	$818,587,752
Distributable earnings	224,256,848
$1,042,844,600
Net Assets:
Class A	$917,028,105
Class C	$39,358,390
Class R	$51,310,916
Class S	$16,943,707
Class Y	$15,079,489
Class R5	$67,188
Class R6	$3,056,805
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	54,925,235
Class C	2,419,155
Class R	3,093,881
Class S	1,015,436
Class Y	904,271
Class R5	3,990
Class R6	181,378
Class A:
Net asset value per share	$16.70
Maximum offering price per share (Net asset value of $16.70 ÷ 94.50%)	$17.67
Class C:
Net asset value and offering price per share	$16.27
Class R:
Net asset value and offering price per share	$16.58
Class S:
Net asset value and offering price per share	$16.69
Class Y:
Net asset value and offering price per share	$16.68
Class R5:
Net asset value and offering price per share	$16.84
Class R6:
Net asset value and offering price per share	$16.85

*	At December 31, 2025, securities with an aggregate value of $16,199,487 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: Growth Investor Fund

Statement of Operations
For the year ended December 31, 2025
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $83,050)	$18,791,491
Interest	17,109
Total investment income	18,808,600
Expenses:
Administrative services fees	140,646
Distribution fees:
Class A	2,200,298
Class C	384,173
Class R	225,102
Class S	25,282
Transfer agent fees — A, C, R, S and Y	1,192,455
Transfer agent fees — R5	62
Transfer agent fees — R6	343
Trustees’ and officers’ fees and benefits	29,011
Registration and filing fees	118,290
Reports to shareholders	84,486
Professional services fees	49,305
Other	(65,331)
Total expenses	4,384,122
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(37,965)
Net expenses	4,346,157
Net investment income	14,462,443
Realized and unrealized gain from:
Net realized gain from:
Affiliated underlying fund shares	7,740,278
Capital gain distributions from affiliated underlying fund shares	49,940,966
57,681,244
Change in net unrealized appreciation of affiliated underlying fund shares	71,052,972
Net realized and unrealized gain	128,734,216
Net increase in net assets resulting from operations	$143,196,659
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: Growth Investor Fund

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$14,462,443	$18,491,052
Net realized gain	57,681,244	44,246,786
Change in net unrealized appreciation	71,052,972	26,200,841
Net increase in net assets resulting from operations	143,196,659	88,938,679
Distributions to shareholders from distributable earnings:
Class A	(35,207,692)	(38,439,096)
Class C	(1,560,217)	(1,206,496)
Class R	(1,978,260)	(1,586,587)
Class S	(649,127)	(806,559)
Class Y	(575,982)	(686,706)
Class R5	(2,573)	(2,940)
Class R6	(116,211)	(19,417)
Total distributions from distributable earnings	(40,090,062)	(42,747,801)
Share transactions–net:
Class A	(35,507,272)	(28,914,338)
Class C	(2,830,775)	(5,484,006)
Class R	6,908,950	4,811,841
Class S	(2,148,268)	(1,848,977)
Class Y	(6,700)	259,870
Class R5	1,817	2,085
Class R6	2,509,499	(398,954)
Net increase (decrease) in net assets resulting from share transactions	(31,072,749)	(31,572,479)
Net increase in net assets	72,033,848	14,618,399
Net assets:
Beginning of year	970,810,752	956,192,353
End of year	$1,042,844,600	$970,810,752
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: Growth Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets(b)	Portfolio turnover (e)
Class A
Year ended 12/31/25	$15.04	$0.24	$2.09	$2.33	$(0.21)	$(0.46)	$(0.67)	$16.70	15.49%	$917,028	0.41%	0.41%	1.48%	32%
Year ended 12/31/24	14.36	0.29	1.09	1.38	(0.38)	(0.32)	(0.70)	15.04	9.63	860,912	0.45	0.45	1.93	42
Year ended 12/31/23	12.93	0.25	1.48	1.73	(0.09)	(0.21)	(0.30)	14.36	13.41	849,133	0.43	0.43	1.84	24
Year ended 12/31/22	16.85	0.17	(3.33)	(3.16)	(0.19)	(0.57)	(0.76)	12.93	(18.79)	787,335	0.43	0.43	1.22	29
Year ended 12/31/21	15.80	0.14	1.98	2.12	(0.25)	(0.82)	(1.07)	16.85	13.55	1,017,511	0.45	0.45	0.83	19
Class C
Year ended 12/31/25	14.78	0.12	2.04	2.16	(0.21)	(0.46)	(0.67)	16.27	14.61	39,358	1.16	1.16	0.73	32
Year ended 12/31/24	14.02	0.17	1.07	1.24	(0.16)	(0.32)	(0.48)	14.78	8.81	38,578	1.20	1.20	1.18	42
Year ended 12/31/23	12.72	0.15	1.45	1.60	(0.09)	(0.21)	(0.30)	14.02	12.61	41,815	1.18	1.18	1.09	24
Year ended 12/31/22	16.62	0.06	(3.28)	(3.22)	(0.11)	(0.57)	(0.68)	12.72	(19.42)	40,058	1.18	1.18	0.47	29
Year ended 12/31/21	15.60	0.01	1.95	1.96	(0.12)	(0.82)	(0.94)	16.62	12.64	54,151	1.20	1.20	0.08	19
Class R
Year ended 12/31/25	14.98	0.20	2.07	2.27	(0.21)	(0.46)	(0.67)	16.58	15.15	51,311	0.66	0.66	1.23	32
Year ended 12/31/24	14.28	0.25	1.08	1.33	(0.31)	(0.32)	(0.63)	14.98	9.32	39,837	0.70	0.70	1.68	42
Year ended 12/31/23	12.88	0.22	1.48	1.70	(0.09)	(0.21)	(0.30)	14.28	13.23	33,327	0.68	0.68	1.59	24
Year ended 12/31/22	16.80	0.14	(3.33)	(3.19)	(0.16)	(0.57)	(0.73)	12.88	(19.04)	25,192	0.68	0.68	0.97	29
Year ended 12/31/21	15.76	0.10	1.97	2.07	(0.21)	(0.82)	(1.03)	16.80	13.24	26,032	0.70	0.70	0.58	19
Class S
Year ended 12/31/25	15.02	0.25	2.09	2.34	(0.21)	(0.46)	(0.67)	16.69	15.57	16,944	0.31	0.31	1.58	32
Year ended 12/31/24	14.35	0.31	1.09	1.40	(0.41)	(0.32)	(0.73)	15.02	9.78	17,329	0.35	0.35	2.03	42
Year ended 12/31/23	12.91	0.26	1.48	1.74	(0.09)	(0.21)	(0.30)	14.35	13.51	18,291	0.33	0.33	1.94	24
Year ended 12/31/22	16.82	0.19	(3.33)	(3.14)	(0.20)	(0.57)	(0.77)	12.91	(18.68)	17,951	0.33	0.33	1.32	29
Year ended 12/31/21	15.78	0.16	1.97	2.13	(0.27)	(0.82)	(1.09)	16.82	13.62	24,254	0.35	0.35	0.93	19
Class Y
Year ended 12/31/25	14.98	0.28	2.09	2.37	(0.21)	(0.46)	(0.67)	16.68	15.82	15,079	0.16	0.16	1.73	32
Year ended 12/31/24	14.35	0.33	1.08	1.41	(0.46)	(0.32)	(0.78)	14.98	9.81	13,608	0.20	0.20	2.18	42
Year ended 12/31/23	12.88	0.28	1.49	1.77	(0.09)	(0.21)	(0.30)	14.35	13.77	12,767	0.18	0.18	2.09	24
Year ended 12/31/22	16.79	0.21	(3.32)	(3.11)	(0.23)	(0.57)	(0.80)	12.88	(18.59)	11,673	0.18	0.18	1.47	29
Year ended 12/31/21	15.75	0.19	1.97	2.16	(0.30)	(0.82)	(1.12)	16.79	13.82	14,854	0.20	0.20	1.08	19
Class R5
Year ended 12/31/25	15.12	0.28	2.11	2.39	(0.21)	(0.46)	(0.67)	16.84	15.80	67	0.14	0.14	1.75	32
Year ended 12/31/24	14.48	0.34	1.09	1.43	(0.47)	(0.32)	(0.79)	15.12	9.87	59	0.16	0.16	2.22	42
Year ended 12/31/23	12.99	0.29	1.50	1.79	(0.09)	(0.21)	(0.30)	14.48	13.81	54	0.14	0.14	2.13	24
Year ended 12/31/22	16.93	0.22	(3.36)	(3.14)	(0.23)	(0.57)	(0.80)	12.99	(18.57)	45	0.13	0.13	1.52	29
Year ended 12/31/21	15.88	0.19	1.99	2.18	(0.31)	(0.82)	(1.13)	16.93	13.84	49	0.14	0.14	1.14	19
Class R6
Year ended 12/31/25	15.13	0.30	2.09	2.39	(0.21)	(0.46)	(0.67)	16.85	15.79	3,057	0.06	0.06	1.83	32
Year ended 12/31/24	14.49	0.35	1.10	1.45	(0.49)	(0.32)	(0.81)	15.13	10.02	487	0.09	0.09	2.29	42
Year ended 12/31/23	12.99	0.30	1.50	1.80	(0.09)	(0.21)	(0.30)	14.49	13.89	804	0.07	0.07	2.20	24
Year ended 12/31/22	16.93	0.22	(3.36)	(3.14)	(0.23)	(0.57)	(0.80)	12.99	(18.57)	118	0.13	0.13	1.52	29
Year ended 12/31/21	15.88	0.22	1.97	2.19	(0.32)	(0.82)	(1.14)	16.93	13.95	594	0.05	0.05	1.23	19

(a)	Calculated using average shares outstanding.
(b)
Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds 0.49%, 0.52%, 0.52%, 0.54% and 0.54% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: Growth Investor Fund

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. ("Invesco" or the "Adviser"), including exchange-traded funds ("ETFs"), and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital"), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the "underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
8
Invesco Select Risk: Growth Investor Fund

Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
9
Invesco Select Risk: Growth Investor Fund

I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2025, the Fund paid the Adviser $5,425 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which an underlying Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent an underlying Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact an underlying Fund’s returns, unless an underlying Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which an underlying Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent an underlying Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
An underlying Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total
10
Invesco Select Risk: Growth Investor Fund

annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $106,553 in front-end sales commissions from the sale of Class A shares and $19,170 and $595 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,038,317,358	$—	$—	$1,038,317,358
Money Market Funds	5,681,616	16,668,726	—	22,350,342
Total Investments	$1,043,998,974	$16,668,726	$—	$1,060,667,700
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $37,965.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
11
Invesco Select Risk: Growth Investor Fund

NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Ordinary income*	$19,047,168	$28,508,383
Long-term capital gain	21,042,894	14,239,418
Total distributions	$40,090,062	$42,747,801

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$22,455,563
Undistributed long-term capital gain	41,831,128
Net unrealized appreciation — investments	160,065,122
Temporary book/tax differences	(94,965)
Shares of beneficial interest	818,587,752
Total net assets	$1,042,844,600
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $313,801,992 and $319,931,908, respectively. As of December 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$179,172,030
Aggregate unrealized (depreciation) of investments	(19,106,908)
Net unrealized appreciation of investments	$160,065,122
Cost of investments for tax purposes is $900,602,578.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization and distributions, on December 31, 2025, undistributed net investment income was increased by $1,718,909, undistributed net realized gain was decreased by $3,067,909 and shares of beneficial interest was increased by $1,349,000. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	5,365,479	$85,240,341	5,571,508	$84,365,290
Class C	441,445	6,859,612	557,583	8,166,647
Class R	822,399	13,016,678	624,431	9,359,732
Class S	12,895	204,298	17,777	270,323
Class Y	313,789	5,050,527	261,618	3,959,658
Class R6	156,349	2,623,272	26,258	397,352
12
Invesco Select Risk: Growth Investor Fund

	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	2,051,426	$34,033,165	2,482,503	$37,262,393
Class C	94,863	1,533,936	80,885	1,193,862
Class R	119,973	1,977,150	105,882	1,583,988
Class S	39,146	649,042	53,795	806,391
Class Y	30,051	497,942	41,749	624,568
Class R5	119	1,996	149	2,254
Class R6	6,815	114,086	1,250	18,870
Automatic conversion of Class C shares to Class A shares:
Class A	282,040	4,499,165	326,305	4,946,317
Class C	(288,107)	(4,499,165)	(335,009)	(4,946,317)
Reacquired:
Class A	(10,017,170)	(159,279,943)	(10,261,862)	(155,488,338)
Class C	(439,327)	(6,725,158)	(675,431)	(9,898,198)
Class R	(507,816)	(8,084,878)	(405,011)	(6,131,879)
Class S	(190,691)	(3,001,608)	(191,848)	(2,925,691)
Class Y	(347,688)	(5,555,169)	(285,223)	(4,324,356)
Class R5	(11)	(179)	(11)	(169)
Class R6	(13,961)	(227,859)	(50,847)	(815,176)
Net increase (decrease) in share activity	(2,067,982)	$(31,072,749)	(2,053,549)	$(31,572,479)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Select Risk: Growth Investor Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: Growth Investor Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: Growth Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Select Risk: Growth Investor Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$22,391,894
Qualified Dividend Income*	28.11%
Corporate Dividends Received Deduction*	17.71%
U.S. Treasury Obligations*	7.35%
Qualified Business Income*	1.26%
Business Interest Income*	33.41%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$6,686,708
15
Invesco Select Risk: Growth Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Select Risk: Growth Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
GAL-NCSR

Annual Financial Statements and Other Information
December 31, 2025
Invesco Select Risk: High Growth Investor Fund
Nasdaq:
A: OAAIX ■ C: OCAIX ■ R: ONAIX ■ Y: OYAIX ■ R5: PXQIX ■ R6: PXGGX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2025
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–99.99%(a)
	% of Net Assets 12/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/25	Value 12/31/25
Alternative Funds–1.41%
Invesco Dynamic Credit Opportunity Fund, Class R6	0.06%	$—	$571,979	$—	$(14,385)	$—	$43,454	53,770	$557,594
Invesco Global Real Estate Income Fund, Class R6	1.35%	19,520,894	458,301	(7,926,218)	974,040	(1,027,430)	458,301	1,461,582	11,999,587
Invesco Macro Allocation Strategy Fund, Class R6(b)	—	20,117,218	180,480	(20,484,077)	3,118,574	(2,919,995)	168,280	—	—
Total Alternative Funds		39,638,112	1,210,760	(28,410,295)	4,078,229	(3,947,425)	670,035		12,557,181
Domestic Equity Funds–63.15%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.17%	55,577,539	12,602,441	(4,154,686)	68,098	4,367,325	—	1,892,875	64,130,621
Invesco Main Street Small Cap Fund, Class R6	7.24%	53,996,368	11,600,603	(2,254,612)	1,345,628	4,568,329	323,293	2,868,339	64,709,730
Invesco NASDAQ 100 ETF(c)	13.90%	97,689,417	24,152,949	(22,351,594)	21,474,815	3,282,881	634,920	491,256	124,248,468
Invesco Russell 1000® Dynamic Multifactor ETF	16.15%	135,019,631	18,602,756	(27,355,380)	15,753,524	2,354,041	1,109,528	2,361,763	144,374,572
Invesco S&P 500 Revenue ETF	12.87%	—	106,993,665	(5,006,726)	12,818,840	215,769	1,502,059	1,004,555	115,021,548
Invesco S&P 500® Pure Value ETF	—	83,766,029	—	(86,391,565)	(5,701,401)	8,326,937	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	20,556,854	(17,329,494)	—	(3,227,360)	36,583	—	—
Invesco Value Opportunities Fund, Class R6	5.82%	44,448,060	8,896,907	(6,488,088)	4,694,755	5,323,693	283,204	2,170,608	52,007,760
Total Domestic Equity Funds		470,497,044	203,406,175	(171,332,145)	50,454,259	25,211,615	3,889,587		564,492,699
Fixed Income Funds–8.91%
Invesco Core Bond Fund, Class R6	4.54%	42,729,012	5,904,913	(8,775,338)	851,073	(61,292)	1,778,171	7,118,804	40,648,368
Invesco Core Plus Bond Fund, Class R6	2.40%	20,459,261	2,804,583	(2,283,858)	682,949	(230,734)	945,912	2,294,668	21,432,201
Invesco Emerging Markets Sovereign Debt ETF	0.17%	2,454,468	—	(1,032,021)	158,050	(70,383)	107,363	69,719	1,510,114
Invesco Equal Weight 0-30 Year Treasury ETF	—	10,566,811	—	(10,570,426)	1,794,601	(1,790,986)	98,303	—	—
Invesco Floating Rate ESG Fund, Class R6(b)	0.44%	5,344,173	355,094	(1,589,128)	(78,685)	(84,410)	325,752	607,396	3,917,702
Invesco High Yield Fund, Class R6	0.67%	5,428,639	486,648	—	53,462	—	390,666	1,671,918	5,968,749
Invesco Variable Rate Investment Grade ETF	0.69%	9,218,485	—	(2,994,808)	4,105	(30,115)	347,167	246,919	6,197,667
Total Fixed Income Funds		96,200,849	9,551,238	(27,245,579)	3,465,555	(2,267,920)	3,993,334		79,674,801
International and Global Equity Funds–25.78%
Invesco Emerging Markets ex-China Fund, Class R6(d)	—	14,255,168	340,792	(17,607,748)	701,051	2,310,737	—	—	—
Invesco Developing Markets Fund, Class R6	2.72%	11,632,339	24,025,756	(6,058,839)	(8,610,416)	10,425,017	215,625	714,831	24,282,817
Invesco Global Fund, Class R6	9.02%	71,230,691	21,490,055	(8,507,217)	(3,960,402)	15,880,949	251,008	897,919	80,633,142
Invesco Global Infrastructure Fund, Class R6	—	8,240,462	898,351	(8,421,459)	(1,063,007)	1,221,868	22,137	—	—
Invesco International Developed Dynamic Multifactor ETF	3.57%	26,110,206	1,919,956	(3,168,066)	6,977,265	36,952	915,219	1,070,034	31,876,313
Invesco International Growth Fund, Class R6(d)	1.56%	11,252,103	5,095,212	—	(2,374,882)	4,235,818	121,259	553,145	13,972,433
Invesco International Small-Mid Company Fund, Class R6	4.73%	36,762,679	9,335,083	(2,926,511)	(546,416)	6,165,853	786,514	1,199,689	42,289,029
Invesco RAFI Developed Markets ex-U.S. ETF(e)	4.18%	30,437,111	2,493,709	(6,563,098)	10,177,825	852,135	1,402,261	570,565	37,397,682
Total International and Global Equity Funds		209,920,759	65,598,914	(53,252,938)	1,301,018	41,129,329	3,714,023		230,451,416
Money Market Funds–0.74%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(f)	0.26%	1,449,842	31,601,208	(30,734,016)	—	—	52,312	2,317,034	2,317,034
Invesco Treasury Portfolio, Institutional Class, 3.64%(f)	0.48%	2,779,139	58,687,957	(57,153,427)	—	—	98,192	4,313,669	4,313,669
Total Money Market Funds		4,228,981	90,289,165	(87,887,443)	—	—	150,504		6,630,703
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $694,754,240)	99.99%	820,485,745	370,056,252	(368,128,400)	59,299,061	60,125,599	12,417,483		893,806,800
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.99%(a)
	% of Net Assets 12/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/25	Value 12/31/25

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.21%
Invesco Private Government Fund, 3.74%(f)(g)	0.06%	$341,531	$202,182,908	$(202,011,189)	$—	$—	$94,732 (h)	513,250	$513,250
Invesco Private Prime Fund, 3.88%(f)(g)	0.15%	889,956	638,765,428	(638,320,578)	—	(277)	259,417 (h)	1,334,129	1,334,529
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,847,779)	0.21%	1,231,487	840,948,336	(840,331,767)	—	(277)	354,149		1,847,779
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $696,602,019)	100.20%	$821,717,232	$1,211,004,588	$(1,208,460,167)	$59,299,061	$60,125,322 (i)	$12,771,632		$895,654,579
OTHER ASSETS LESS LIABILITIES	(0.20)%								(1,778,249)
NET ASSETS	100.00%								$893,876,330
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	All or a portion of this security was out on loan at December 31, 2025.
(d)	Effective August 22, 2025, the underlying fund’s name changed.
(e)	Effective March 24, 2025, the underlying fund’s name changed.
(f)	The rate shown is the 7-day SEC standardized yield as of December 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(h)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Developing Markets Fund	$7,131,040
Invesco Discovery Mid Cap Growth Fund	4,330,096
Invesco Global Fund	15,500,934
Invesco Global Infrastructure Fund	876,215
Invesco International Growth Fund	4,235,818
Invesco International Small-Mid Company Fund	6,501,659
Invesco Main Street Small Cap Fund	4,546,586
Invesco Value Opportunities Fund	4,867,567
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: High Growth Investor Fund

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in affiliated underlying funds, at value (Cost $696,602,019)*	$895,654,579
Receivable for:
Dividends - affiliated underlying funds	326,664
Fund shares sold	1,081,784
Investment for trustee deferred compensation and retirement plans	55,479
Other assets	39,726
Total assets	897,158,232
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	307,172
Fund shares reacquired	623,280
Amount due custodian	62,407
Collateral upon return of securities loaned	1,847,779
Accrued fees to affiliates	334,355
Accrued trustees’ and officers’ fees and benefits	3,479
Accrued other operating expenses	47,951
Trustee deferred compensation and retirement plans	55,479
Total liabilities	3,281,902
Net assets applicable to shares outstanding	$893,876,330
Net assets consist of:
Shares of beneficial interest	$651,700,455
Distributable earnings	242,175,875
$893,876,330
Net Assets:
Class A	$700,934,344
Class C	$65,709,564
Class R	$113,589,929
Class Y	$13,102,266
Class R5	$9,436
Class R6	$530,791
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	44,718,266
Class C	4,407,608
Class R	7,258,794
Class Y	827,471
Class R5	602
Class R6	33,892
Class A:
Net asset value per share	$15.67
Maximum offering price per share (Net asset value of $15.67 ÷ 94.50%)	$16.58
Class C:
Net asset value and offering price per share	$14.91
Class R:
Net asset value and offering price per share	$15.65
Class Y:
Net asset value and offering price per share	$15.83
Class R5:
Net asset value and offering price per share	$15.67
Class R6:
Net asset value and offering price per share	$15.66

*	At December 31, 2025, security with a value of $1,795,732 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: High Growth Investor Fund

Statement of Operations
For the year ended December 31, 2025
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $36,218)	$12,453,701
Interest	14,402
Total investment income	12,468,103
Expenses:
Distribution fees:
Class A	1,602,353
Class C	651,883
Class R	512,759
Transfer agent fees— A, C, R and Y	798,213
Transfer agent fees — R5	3
Transfer agent fees — R6	113
Trustees’ and officers’ fees and benefits	25,230
Registration and filing fees	102,831
Reports to shareholders	48,023
Professional services fees	48,712
Other	(32,169)
Total expenses	3,757,951
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(45,699)
Net expenses	3,712,252
Net investment income	8,755,851
Realized and unrealized gain from:
Net realized gain from:
Affiliated underlying fund shares	12,135,407
Capital gain distributions from affiliated underlying fund shares	47,989,915
60,125,322
Change in net unrealized appreciation of:
Affiliated underlying fund shares	59,299,061
Foreign currencies	4
59,299,065
Net realized and unrealized gain	119,424,387
Net increase in net assets resulting from operations	$128,180,238
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: High Growth Investor Fund

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$8,755,851	$12,018,387
Net realized gain	60,125,322	47,860,154
Change in net unrealized appreciation	59,299,065	21,831,340
Net increase in net assets resulting from operations	128,180,238	81,709,881
Distributions to shareholders from distributable earnings:
Class A	(35,330,024)	(35,006,589)
Class C	(3,038,904)	(3,296,655)
Class R	(5,443,150)	(4,958,958)
Class Y	(688,261)	(855,229)
Class R5	(529)	(520)
Class R6	(28,185)	(35,929)
Total distributions from distributable earnings	(44,529,053)	(44,153,880)
Share transactions–net:
Class A	(7,893,137)	(11,709,730)
Class C	(6,612,969)	(8,515,332)
Class R	7,732,678	6,216,558
Class Y	(3,413,668)	64,901
Class R5	—	(21,141)
Class R6	65,200	237,600
Net increase (decrease) in net assets resulting from share transactions	(10,121,896)	(13,727,144)
Net increase in net assets	73,529,289	23,828,857
Net assets:
Beginning of year	820,347,041	796,518,184
End of year	$893,876,330	$820,347,041
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: High Growth Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Year ended 12/31/25	$14.19	$0.17	$2.14	$2.31	$(0.21)	$(0.62)	$(0.83)	$15.67	16.34%(e)	$700,934	0.34%(e)	0.35%(e)	1.14%(e)	33%
Year ended 12/31/24	13.56	0.22	1.23	1.45	(0.30)	(0.52)	(0.82)	14.19	10.68 (e)	643,128	0.38 (e)	0.39 (e)	1.56 (e)	41
Year ended 12/31/23	12.14	0.19	1.57	1.76	(0.14)	(0.20)	(0.34)	13.56	14.60 (e)	625,248	0.37 (e)	0.37 (e)	1.51 (e)	25
Year ended 12/31/22	16.11	0.14	(3.29)	(3.15)	(0.15)	(0.67)	(0.82)	12.14	(19.59)(e)	570,009	0.38 (e)	0.38 (e)	1.02 (e)	27
Year ended 12/31/21	15.01	0.10	2.14	2.24	(0.28)	(0.86)	(1.14)	16.11	15.06 (e)	736,134	0.39 (e)	0.39 (e)	0.62 (e)	17
Class C
Year ended 12/31/25	13.53	0.05	2.04	2.09	(0.09)	(0.62)	(0.71)	14.91	15.53	65,710	1.10	1.11	0.38	33
Year ended 12/31/24	12.96	0.11	1.17	1.28	(0.19)	(0.52)	(0.71)	13.53	9.85	65,904	1.14	1.15	0.80	41
Year ended 12/31/23	11.62	0.09	1.49	1.58	(0.04)	(0.20)	(0.24)	12.96	13.69	71,198	1.13	1.13	0.75	25
Year ended 12/31/22	15.45	0.03	(3.15)	(3.12)	(0.04)	(0.67)	(0.71)	11.62	(20.19)	73,397	1.14	1.14	0.26	27
Year ended 12/31/21	14.43	(0.02)	2.05	2.03	(0.15)	(0.86)	(1.01)	15.45	14.22	104,723	1.15	1.15	(0.14)	17
Class R
Year ended 12/31/25	14.16	0.13	2.15	2.28	(0.17)	(0.62)	(0.79)	15.65	16.16	113,590	0.60	0.61	0.88	33
Year ended 12/31/24	13.54	0.19	1.21	1.40	(0.26)	(0.52)	(0.78)	14.16	10.34	95,723	0.64	0.65	1.30	41
Year ended 12/31/23	12.12	0.16	1.57	1.73	(0.11)	(0.20)	(0.31)	13.54	14.34	85,557	0.63	0.63	1.25	25
Year ended 12/31/22	16.09	0.10	(3.29)	(3.19)	(0.11)	(0.67)	(0.78)	12.12	(19.83)	72,465	0.64	0.64	0.76	27
Year ended 12/31/21	14.99	0.06	2.13	2.19	(0.23)	(0.86)	(1.09)	16.09	14.79	87,346	0.65	0.65	0.36	17
Class Y
Year ended 12/31/25	14.32	0.21	2.17	2.38	(0.25)	(0.62)	(0.87)	15.83	16.66	13,102	0.10	0.11	1.38	33
Year ended 12/31/24	13.68	0.26	1.24	1.50	(0.34)	(0.52)	(0.86)	14.32	10.92	15,150	0.14	0.15	1.80	41
Year ended 12/31/23	12.24	0.23	1.59	1.82	(0.18)	(0.20)	(0.38)	13.68	14.91	14,276	0.13	0.13	1.75	25
Year ended 12/31/22	16.24	0.17	(3.32)	(3.15)	(0.18)	(0.67)	(0.85)	12.24	(19.42)	12,716	0.14	0.14	1.26	27
Year ended 12/31/21	15.12	0.14	2.16	2.30	(0.32)	(0.86)	(1.18)	16.24	15.37	12,553	0.15	0.15	0.86	17
Class R5
Year ended 12/31/25	14.18	0.22	2.14	2.36	(0.25)	(0.62)	(0.87)	15.67	16.75	9	0.05	0.05	1.43	33
Year ended 12/31/24	13.55	0.27	1.23	1.50	(0.35)	(0.52)	(0.87)	14.18	11.03	9	0.07	0.07	1.87	41
Year ended 12/31/23	12.12	0.23	1.59	1.82	(0.19)	(0.20)	(0.39)	13.55	15.07	29	0.05	0.05	1.83	25
Year ended 12/31/22	16.09	0.17	(3.28)	(3.11)	(0.19)	(0.67)	(0.86)	12.12	(19.38)	7	0.11	0.11	1.29	27
Year ended 12/31/21	14.99	0.16	2.13	2.29	(0.33)	(0.86)	(1.19)	16.09	15.48	10	0.06	0.06	0.95	17
Class R6
Year ended 12/31/25	14.17	0.22	2.14	2.36	(0.25)	(0.62)	(0.87)	15.66	16.76	531	0.05	0.05	1.43	33
Year ended 12/31/24	13.54	0.27	1.23	1.50	(0.35)	(0.52)	(0.87)	14.17	11.05	433	0.06	0.06	1.88	41
Year ended 12/31/23	12.12	0.24	1.57	1.81	(0.19)	(0.20)	(0.39)	13.54	14.99	209	0.05	0.05	1.83	25
Year ended 12/31/22	16.09	0.19	(3.30)	(3.11)	(0.19)	(0.67)	(0.86)	12.12	(19.38)	15	0.10	0.11	1.30	27
Year ended 12/31/21	14.99	0.16	2.13	2.29	(0.33)	(0.86)	(1.19)	16.09	15.48	359	0.06	0.06	0.95	17

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds was 0.50%, 0.53%, 0.53%, 0.55% and 0.55% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: High Growth Investor Fund

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Select Risk: High Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. ("Invesco" or the "Adviser"), including exchange-traded funds ("ETFs"), and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital"), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the "underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
8
Invesco Select Risk: High Growth Investor Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt
9
Invesco Select Risk: High Growth Investor Fund

securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2025, the Fund paid the Adviser $587 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which an underlying Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer
10
Invesco Select Risk: High Growth Investor Fund

restrictions and higher transactional costs. To the extent an underlying Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact an underlying Fund’s returns, unless an underlying Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which an underlying Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent an underlying Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
An underlying Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through April 30, 2026, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.45%, 1.20%, 0.70%, 0.20%, 0.20%, and 0.20%, respectively, of the Fund’s average daily net assets (the “expense limits”).   Effective May 1, 2026, the Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25%, and 1.25%, respectively of the Fund’s average daily net assets ("the boundary limits"). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $114,624 in front-end sales commissions from the sale of Class A shares and $3,570 and $3,374 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
11
Invesco Select Risk: High Growth Investor Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$887,176,097	$—	$—	$887,176,097
Money Market Funds	6,630,703	1,847,779	—	8,478,482
Total Investments	$893,806,800	$1,847,779	$—	$895,654,579
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $45,699.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Ordinary income*	$23,165,015	$22,261,413
Long-term capital gain	21,364,038	21,892,467
Total distributions	$44,529,053	$44,153,880

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$315,927
Undistributed long-term capital gain	44,457,168
Net unrealized appreciation — investments	197,451,384
Net unrealized appreciation — foreign currencies	2
Temporary book/tax differences	(48,606)
Shares of beneficial interest	651,700,455
Total net assets	$893,876,330
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
12
Invesco Select Risk: High Growth Investor Fund

The Fund does not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $279,767,087 and $280,240,957, respectively. As of December 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$202,986,960
Aggregate unrealized (depreciation) of investments	(5,535,576)
Net unrealized appreciation of investments	$197,451,384
Cost of investments for tax purposes is $698,203,195.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions , on December 31, 2025, undistributed net investment income was increased by $1,872,748, undistributed net realized gain was decreased by $3,540,748 and shares of beneficial interest was increased by $1,668,000. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	3,834,915	$57,649,853	3,871,024	$55,885,182
Class C	818,167	11,635,825	824,232	11,246,820
Class R	1,182,526	17,717,121	1,061,837	15,203,269
Class Y	255,492	3,935,256	421,971	6,092,970
Class R6	30,342	447,187	26,959	406,389
Issued as reinvestment of dividends:
Class A	2,233,608	34,754,935	2,431,171	34,425,361
Class C	204,724	3,031,959	243,287	3,286,805
Class R	349,286	5,427,903	350,077	4,950,091
Class Y	37,801	594,236	56,074	801,295
Class R6	1,773	27,571	2,498	35,325
Automatic conversion of Class C shares to Class A shares:
Class A	439,278	6,608,170	605,498	8,677,540
Class C	(462,045)	(6,608,170)	(635,333)	(8,677,540)
Reacquired:
Class A	(7,126,917)	(106,906,095)	(7,684,026)	(110,697,813)
Class C	(1,024,619)	(14,672,583)	(1,053,552)	(14,371,417)
Class R	(1,030,846)	(15,412,346)	(972,549)	(13,936,802)
Class Y	(523,854)	(7,943,160)	(463,695)	(6,829,364)
Class R5	-	-	(1,573)	(21,141)
Class R6	(28,786)	(409,558)	(14,365)	(204,114)
Net increase (decrease) in share activity	(809,155)	$(10,121,896)	(930,465)	$(13,727,144)
13
Invesco Select Risk: High Growth Investor Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: High Growth Investor Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: High Growth Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Select Risk: High Growth Investor Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$23,032,038
Qualified Dividend Income*	36.32%
Corporate Dividends Received Deduction*	22.44%
U.S. Treasury Obligations*	2.60%
Qualified Business Income*	0.00%
Business Interest Income*	16.09%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$12,799,826
15
Invesco Select Risk: High Growth Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Select Risk: High Growth Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-OPSGI-NCSR

Annual Financial Statements and Other Information
December 31, 2025
Invesco Select Risk: Moderate Investor Fund
Nasdaq:
A: OAMIX ■ C: OCMIX ■ R: ONMIX ■ S: PXMSX ■ Y: OYMIX ■ R5: PXMQX ■ R6: PXMMX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2025
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–100.02%(a)
	% of Net Assets 12/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/25	Value 12/31/25
Alternative Funds–6.87%
Invesco Global Real Estate Income Fund, Class R6	2.53%	$42,798,623	$2,174,949	$—	$1,838,616	$—	$1,472,525	5,701,850	$46,812,188
Invesco Macro Allocation Strategy Fund, Class R6(b)	—	44,495,890	389,398	(45,306,139)	6,687,240	(6,240,066)	363,075	—	—
Invesco Managed Futures Strategy ETF	4.34%	—	76,501,308	—	3,682,321	—	809,751	1,744,928	80,183,629
Total Alternative Funds		87,294,513	79,065,655	(45,306,139)	12,208,177	(6,240,066)	2,645,351		126,995,817
Domestic Equity Funds–42.82%
Invesco Discovery Mid Cap Growth Fund, Class R6	4.83%	82,860,728	20,048,084	(14,323,289)	(500,179)	7,213,756	—	2,634,932	89,271,494
Invesco Main Street Small Cap Fund, Class R6	4.87%	79,021,557	16,498,186	(7,759,722)	1,874,734	6,662,310	449,521	3,988,266	89,975,289
Invesco NASDAQ 100 ETF(c)	9.55%	143,736,508	38,070,662	(39,866,867)	29,653,767	4,949,401	916,781	698,021	176,543,471
Invesco Russell 1000® Dynamic Multifactor ETF	10.95%	198,255,552	26,569,479	(49,138,630)	21,254,610	5,481,020	1,604,368	3,311,337	202,422,031
Invesco S&P 500 Revenue ETF(c)	8.60%	—	153,574,641	(12,954,136)	17,434,556	855,138	2,160,968	1,387,862	158,910,199
Invesco S&P 500® Pure Value ETF	—	126,766,971	—	(130,740,314)	(13,458,845)	17,432,188	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	30,109,140	(25,382,102)	—	(4,727,038)	53,583	—	—
Invesco Value Opportunities Fund, Class R6	4.02%	66,835,368	15,367,188	(15,661,326)	5,862,795	8,677,399	391,875	3,102,925	74,346,084
Total Domestic Equity Funds		697,476,684	300,237,380	(295,826,386)	62,121,438	46,544,174	5,577,096		791,468,568
Fixed Income Funds–32.08%
Invesco Core Bond Fund, Class R6	15.38%	303,099,659	23,478,060	(48,123,598)	6,145,605	(273,355)	12,815,071	49,794,461	284,326,371
Invesco Core Plus Bond Fund, Class R6	8.11%	147,923,120	10,560,893	(12,267,643)	6,923,843	(3,187,517)	6,982,155	16,054,892	149,952,696
Invesco Dynamic Credit Opportunity Fund, Class R6	0.24%	—	4,526,557	—	(113,839)	—	343,887	425,527	4,412,718
Invesco Emerging Markets Sovereign Debt ETF	0.60%	17,648,144	—	(7,160,141)	1,154,035	(487,918)	785,044	514,964	11,154,120
Invesco Equal Weight 0-30 Year Treasury ETF	1.21%	78,949,224	—	(57,153,367)	16,019,698	(15,509,890)	1,361,332	809,643	22,305,665
Invesco Floating Rate ESG Fund, Class R6(b)	1.60%	37,635,319	2,586,632	(9,358,447)	(685,979)	(392,132)	2,376,079	4,585,247	29,574,841
Invesco High Yield Fund, Class R6	2.42%	38,149,540	8,828,727	(2,970,502)	591,225	27,002	2,828,890	12,500,278	44,625,992
Invesco Variable Rate Investment Grade ETF	2.52%	65,335,718	—	(18,624,733)	(309,166)	156,975	2,551,228	1,854,932	46,558,794
Total Fixed Income Funds		688,740,724	49,980,869	(155,658,431)	29,725,422	(19,666,835)	30,043,686		592,911,197
International and Global Equity Funds–17.68%
Invesco Emerging Markets ex-China Fund, Class R6(d)	—	19,963,476	1,713,130	(26,216,983)	(369,126)	4,909,503	—	—	—
Invesco Developing Markets Fund, Class R6	1.88%	17,638,097	34,062,631	(9,460,305)	(9,428,418)	12,125,679	308,453	1,022,570	34,736,694
Invesco Global Fund, Class R6	6.15%	103,790,468	31,435,243	(16,986,773)	(5,862,422)	23,062,907	353,635	1,265,042	113,600,782
Invesco Global Infrastructure Fund, Class R6	—	18,577,657	1,940,472	(18,985,178)	(2,524,778)	2,884,484	47,815	—	—
Invesco International Developed Dynamic Multifactor ETF	2.40%	38,561,016	1,959,613	(6,570,625)	9,846,012	580,866	1,387,055	1,489,657	44,376,882
Invesco International Growth Fund, Class R6(d)	1.12%	17,061,554	7,176,962	—	(3,532,192)	6,277,233	179,700	819,728	20,706,324
Invesco International Small-Mid Company Fund, Class R6	3.21%	52,016,973	13,012,990	(4,622,696)	(723,778)	8,895,815	1,105,510	1,686,261	59,440,691
Invesco RAFI Developed Markets ex-U.S. ETF(e)	2.92%	44,436,844	3,618,157	(10,103,117)	14,711,309	1,268,611	2,046,152	822,821	53,931,804
Total International and Global Equity Funds		312,046,085	94,919,198	(92,945,677)	2,116,607	60,005,098	5,428,320		326,793,177
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.02%(a)
	% of Net Assets 12/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/25	Value 12/31/25
Money Market Funds–0.57%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(f)	0.20%	$1,967,632	$98,294,275	$(96,497,711)	$—	$—	$126,107	3,764,196	$3,764,196
Invesco Treasury Portfolio, Institutional Class, 3.64%(f)	0.37%	3,294,602	182,546,510	(179,084,185)	—	—	221,766	6,756,927	6,756,927
Total Money Market Funds		5,262,234	280,840,785	(275,581,896)	—	—	347,873		10,521,123
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,570,686,349)	100.02%	1,790,820,240	805,043,887	(865,318,529)	106,171,644	80,642,371	44,042,326		1,848,689,882

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.65%
Invesco Private Government Fund, 3.74%(f)(g)	0.17%	88,780	311,538,349	(308,458,148)	—	—	131,336 (h)	3,168,981	3,168,981
Invesco Private Prime Fund, 3.88%(f)(g)	0.48%	227,477	706,243,257	(697,578,298)	—	4,454	344,671 (h)	8,894,222	8,896,890
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,065,871)	0.65%	316,257	1,017,781,606	(1,006,036,446)	—	4,454	476,007		12,065,871
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,582,752,220)	100.67%	$1,791,136,497	$1,822,825,493	$(1,871,354,975)	$106,171,644	$80,646,825 (i)	$44,518,333		$1,860,755,753
OTHER ASSETS LESS LIABILITIES	(0.67)%								(12,314,781)
NET ASSETS	100.00%								$1,848,440,972
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	All or a portion of this security was out on loan at December 31, 2025.
(d)	Effective August 22, 2025, the underlying fund’s name changed.
(e)	Effective March 24, 2025, the underlying fund’s name changed.
(f)	The rate shown is the 7-day SEC standardized yield as of December 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(h)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Developing Markets Fund	$10,200,990
Invesco Discovery Mid Cap Growth Fund	6,027,606
Invesco Global Fund	21,838,641
Invesco Global Infrastructure Fund	1,892,657
Invesco International Growth Fund	6,277,233
Invesco International Small-Mid Company Fund	9,138,613
Invesco Main Street Small Cap Fund	6,321,776
Invesco Value Opportunities Fund	6,735,340
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: Moderate Investor Fund

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in affiliated underlying funds, at value (Cost $1,582,752,220)*	$1,860,755,753
Cash	172,187
Receivable for:
Fund shares sold	1,425,328
Dividends - affiliated underlying funds	2,226,621
Investment for trustee deferred compensation and retirement plans	190,064
Other assets	47,025
Total assets	1,864,816,978
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	2,192,647
Fund shares reacquired	1,132,369
Collateral upon return of securities loaned	12,065,871
Accrued fees to affiliates	712,623
Accrued trustees’ and officers’ fees and benefits	7,066
Accrued other operating expenses	68,130
Trustee deferred compensation and retirement plans	197,300
Total liabilities	16,376,006
Net assets applicable to shares outstanding	$1,848,440,972
Net assets consist of:
Shares of beneficial interest	$1,510,985,951
Distributable earnings	337,455,021
$1,848,440,972
Net Assets:
Class A	$1,506,654,223
Class C	$126,384,572
Class R	$167,344,932
Class S	$18,296,021
Class Y	$25,503,651
Class R5	$412,219
Class R6	$3,845,354
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	125,096,617
Class C	10,789,122
Class R	14,030,686
Class S	1,517,981
Class Y	2,097,910
Class R5	34,237
Class R6	319,373
Class A:
Net asset value per share	$12.04
Maximum offering price per share (Net asset value of $12.04 ÷ 94.50%)	$12.74
Class C:
Net asset value and offering price per share	$11.71
Class R:
Net asset value and offering price per share	$11.93
Class S:
Net asset value and offering price per share	$12.05
Class Y:
Net asset value and offering price per share	$12.16
Class R5:
Net asset value and offering price per share	$12.04
Class R6:
Net asset value and offering price per share	$12.04

*	At December 31, 2025, securities with an aggregate value of $11,709,198 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: Moderate Investor Fund

Statement of Operations
For the year ended December 31, 2025
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $50,315)	$44,092,641
Interest	37,454
Total investment income	44,130,095
Expenses:
Custodian fees	4,303
Distribution fees:
Class A	3,501,484
Class C	1,290,153
Class R	793,842
Class S	27,355
Transfer agent fees— A, C, R, S and Y	1,664,064
Transfer agent fees — R5	307
Transfer agent fees — R6	969
Trustees’ and officers’ fees and benefits	30,840
Registration and filing fees	130,823
Reports to shareholders	85,457
Professional services fees	54,452
Other	32,547
Total expenses	7,616,596
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(76,903)
Net expenses	7,539,693
Net investment income	36,590,402
Realized and unrealized gain from:
Net realized gain from:
Affiliated underlying fund shares	12,213,969
Capital gain distributions from affiliated underlying fund shares	68,432,856
80,646,825
Change in net unrealized appreciation of:
Affiliated underlying fund shares	106,171,644
Foreign currencies	4
106,171,648
Net realized and unrealized gain	186,818,473
Net increase in net assets resulting from operations	$223,408,875
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: Moderate Investor Fund

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$36,590,402	$44,925,722
Net realized gain	80,646,825	54,207,699
Change in net unrealized appreciation	106,171,648	44,105,817
Net increase in net assets resulting from operations	223,408,875	143,239,238
Distributions to shareholders from distributable earnings:
Class A	(64,867,101)	(49,759,864)
Class C	(4,691,341)	(3,627,901)
Class R	(6,821,669)	(4,927,673)
Class S	(803,451)	(639,537)
Class Y	(1,117,016)	(947,962)
Class R5	(18,541)	(12,170)
Class R6	(175,740)	(103,752)
Total distributions from distributable earnings	(78,494,859)	(60,018,859)
Share transactions–net:
Class A	(65,842,838)	(70,685,213)
Class C	(16,957,770)	(26,537,592)
Class R	(814,620)	1,732,189
Class S	(1,472,057)	(2,517,772)
Class Y	(2,754,191)	(10,460)
Class R5	49,963	(1,049,657)
Class R6	878,768	(20,638)
Net increase (decrease) in net assets resulting from share transactions	(86,912,745)	(99,089,143)
Net increase (decrease) in net assets	58,001,271	(15,868,764)
Net assets:
Beginning of year	1,790,439,701	1,806,308,465
End of year	$1,848,440,972	$1,790,439,701
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: Moderate Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Year ended 12/31/25	$11.11	$0.25	$1.22	$1.47	$(0.33)	$(0.21)	$(0.54)	$12.04	13.27%(e)	$1,506,654	0.35%(e)	0.35%(e)	2.10%(e)	29%
Year ended 12/31/24	10.63	0.28	0.59	0.87	(0.39)	—	(0.39)	11.11	8.21 (e)	1,454,389	0.36 (e)	0.37 (e)	2.56 (e)	42
Year ended 12/31/23	9.58	0.24	0.93	1.17	(0.12)	—	(0.12)	10.63	12.24 (e)	1,457,946	0.37 (e)	0.37 (e)	2.42 (e)	28
Year ended 12/31/22	12.15	0.17	(2.32)	(2.15)	(0.16)	(0.26)	(0.42)	9.58	(17.73)(e)	1,393,169	0.37 (e)	0.37 (e)	1.58 (e)	22
Year ended 12/31/21	11.95	0.13	1.06	1.19	(0.26)	(0.73)	(0.99)	12.15	10.11 (e)	1,801,506	0.35 (e)	0.38 (e)	1.01 (e)	32
Class C
Year ended 12/31/25	10.82	0.15	1.19	1.34	(0.24)	(0.21)	(0.45)	11.71	12.39	126,385	1.11	1.11	1.34	29
Year ended 12/31/24	10.35	0.19	0.58	0.77	(0.30)	—	(0.30)	10.82	7.46	132,972	1.12	1.13	1.80	42
Year ended 12/31/23	9.33	0.16	0.90	1.06	(0.04)	—	(0.04)	10.35	11.37	152,483	1.13	1.13	1.66	28
Year ended 12/31/22	11.84	0.08	(2.25)	(2.17)	(0.08)	(0.26)	(0.34)	9.33	(18.38)	162,701	1.13	1.13	0.82	22
Year ended 12/31/21	11.66	0.03	1.04	1.07	(0.16)	(0.73)	(0.89)	11.84	9.33	233,536	1.11	1.14	0.25	32
Class R
Year ended 12/31/25	11.01	0.21	1.22	1.43	(0.30)	(0.21)	(0.51)	11.93	13.01	167,345	0.61	0.61	1.84	29
Year ended 12/31/24	10.53	0.25	0.59	0.84	(0.36)	—	(0.36)	11.01	8.01	155,538	0.62	0.63	2.30	42
Year ended 12/31/23	9.50	0.22	0.90	1.12	(0.09)	—	(0.09)	10.53	11.84	147,026	0.63	0.63	2.16	28
Year ended 12/31/22	12.05	0.14	(2.30)	(2.16)	(0.13)	(0.26)	(0.39)	9.50	(17.94)	135,035	0.63	0.63	1.32	22
Year ended 12/31/21	11.85	0.09	1.07	1.16	(0.23)	(0.73)	(0.96)	12.05	9.92	161,076	0.61	0.64	0.75	32
Class S
Year ended 12/31/25	11.12	0.26	1.22	1.48	(0.34)	(0.21)	(0.55)	12.05	13.36	18,296	0.26	0.26	2.19	29
Year ended 12/31/24	10.63	0.29	0.60	0.89	(0.40)	—	(0.40)	11.12	8.41	18,276	0.27	0.28	2.65	42
Year ended 12/31/23	9.59	0.25	0.92	1.17	(0.13)	—	(0.13)	10.63	12.22	19,864	0.28	0.28	2.51	28
Year ended 12/31/22	12.16	0.18	(2.32)	(2.14)	(0.17)	(0.26)	(0.43)	9.59	(17.64)	19,994	0.28	0.28	1.67	22
Year ended 12/31/21	11.96	0.14	1.07	1.21	(0.28)	(0.73)	(1.01)	12.16	10.22	26,025	0.26	0.29	1.10	32
Class Y
Year ended 12/31/25	11.21	0.28	1.24	1.52	(0.36)	(0.21)	(0.57)	12.16	13.59	25,504	0.11	0.11	2.34	29
Year ended 12/31/24	10.72	0.31	0.60	0.91	(0.42)	—	(0.42)	11.21	8.50	26,230	0.12	0.13	2.80	42
Year ended 12/31/23	9.66	0.27	0.94	1.21	(0.15)	—	(0.15)	10.72	12.51	25,052	0.13	0.13	2.66	28
Year ended 12/31/22	12.25	0.19	(2.34)	(2.15)	(0.18)	(0.26)	(0.44)	9.66	(17.54)	25,613	0.13	0.13	1.82	22
Year ended 12/31/21	12.04	0.16	1.08	1.24	(0.30)	(0.73)	(1.03)	12.25	10.40	33,378	0.11	0.14	1.25	32
Class R5
Year ended 12/31/25	11.11	0.28	1.22	1.50	(0.36)	(0.21)	(0.57)	12.04	13.53	412	0.10	0.10	2.35	29
Year ended 12/31/24	10.62	0.31	0.60	0.91	(0.42)	—	(0.42)	11.11	8.58	333	0.12	0.12	2.80	42
Year ended 12/31/23	9.58	0.28	0.92	1.20	(0.16)	—	(0.16)	10.62	12.49	1,340	0.05	0.05	2.74	28
Year ended 12/31/22	12.15	0.20	(2.32)	(2.12)	(0.19)	(0.26)	(0.45)	9.58	(17.45)	9	0.05	0.05	1.90	22
Year ended 12/31/21	11.95	0.17	1.07	1.24	(0.31)	(0.73)	(1.04)	12.15	10.53	11	0.00	0.03	1.36	32
Class R6
Year ended 12/31/25	11.11	0.28	1.23	1.51	(0.37)	(0.21)	(0.58)	12.04	13.60	3,845	0.05	0.05	2.40	29
Year ended 12/31/24	10.62	0.32	0.60	0.92	(0.43)	—	(0.43)	11.11	8.66	2,701	0.05	0.05	2.87	42
Year ended 12/31/23	9.58	0.28	0.92	1.20	(0.16)	—	(0.16)	10.62	12.49	2,597	0.05	0.05	2.74	28
Year ended 12/31/22	12.15	0.20	(2.32)	(2.12)	(0.19)	(0.26)	(0.45)	9.58	(17.45)	2,061	0.05	0.05	1.90	22
Year ended 12/31/21	11.95	0.17	1.07	1.24	(0.31)	(0.73)	(1.04)	12.15	10.53	2,767	0.00	0.03	1.36	32

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.48%, 0.50%, 0.51%, 0.52% and 0.52% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24%, 0.24%, 0.24%, 0.24%
and 0.24% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: Moderate Investor Fund

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Moderate Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. ("Invesco" or the "Adviser"), including exchange-traded funds ("ETFs"), and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital"), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the "underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
8
Invesco Select Risk: Moderate Investor Fund

Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
9
Invesco Select Risk: Moderate Investor Fund

I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or
10
Invesco Select Risk: Moderate Investor Fund

social instability, changes in economic or taxation policies or other adverse political or economic developments (in which an underlying Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent an underlying Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact an underlying Fund’s returns, unless an underlying Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which an underlying Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent an underlying Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
An underlying Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through April 30, 2026, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S and Class Y, Class R5 and Class R6 shares to 0.47%, 1.22%, 0.72%, 0.37% 0.22%, 0.22%, and 0.22%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective May 1, 2026, the Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%,1.75%, 1.40%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the "boundary limits"). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C, Class R and Class S Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $165,290 in front-end sales commissions from the sale of Class A shares and $17,407 and $1,598 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily
11
Invesco Select Risk: Moderate Investor Fund

available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,838,168,759	$—	$—	$1,838,168,759
Money Market Funds	10,521,123	12,065,871	—	22,586,994
Total Investments	$1,848,689,882	$12,065,871	$—	$1,860,755,753
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $76,903.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Ordinary income*	$59,229,992	$60,018,859
Long-term capital gain	19,264,867	—
Total distributions	$78,494,859	$60,018,859

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$11,042,966
Undistributed long-term capital gain	57,889,432
Net unrealized appreciation — investments	268,658,635
Net unrealized appreciation — foreign currencies	2
Temporary book/tax differences	(136,014)
Shares of beneficial interest	1,510,985,951
Total net assets	$1,848,440,972
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
12
Invesco Select Risk: Moderate Investor Fund

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $524,203,102 and $589,736,633, respectively. As of December 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$296,639,226
Aggregate unrealized (depreciation) of investments	(27,980,591)
Net unrealized appreciation of investments	$268,658,635
Cost of investments for tax purposes is $1,592,097,118.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization and distributions, on December 31, 2025, undistributed net investment income was increased by $2,518,580, undistributed net realized gain was decreased by $6,176,579 and shares of beneficial interest was increased by $3,657,999. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	10,774,201	$126,068,402	11,984,685	$133,616,073
Class C	1,851,473	20,966,483	2,066,888	22,310,891
Class R	2,264,717	26,186,315	2,212,025	24,311,484
Class S	15,985	185,623	29,474	327,203
Class Y	783,946	9,427,847	675,272	7,596,473
Class R5	2,913	34,219	4,471	49,226
Class R6	75,804	876,292	19,242	217,408
Issued as reinvestment of dividends:
Class A	5,244,446	62,775,941	4,328,961	48,008,192
Class C	400,464	4,665,406	333,352	3,600,204
Class R	573,205	6,798,431	446,885	4,911,275
Class S	66,999	802,648	57,567	638,457
Class Y	78,049	943,438	74,435	832,931
Class R5	1,506	18,027	1,063	11,791
Class R6	14,484	173,375	9,132	101,279
Automatic conversion of Class C shares to Class A shares:
Class A	1,404,202	16,400,980	1,680,153	18,710,995
Class C	(1,446,847)	(16,400,980)	(1,730,808)	(18,710,995)
Reacquired:
Class A	(23,200,742)	(271,088,161)	(24,329,805)	(271,020,473)
Class C	(2,304,595)	(26,188,679)	(3,113,805)	(33,737,692)
Class R	(2,933,305)	(33,799,366)	(2,495,219)	(27,490,570)
Class S	(208,481)	(2,460,328)	(311,946)	(3,483,432)
Class Y	(1,103,894)	(13,125,476)	(747,916)	(8,439,864)
Class R5	(194)	(2,283)	(101,750)	(1,110,674)
Class R6	(14,089)	(170,899)	(29,687)	(339,325)
Net increase (decrease) in share activity	(7,659,753)	$(86,912,745)	(8,937,331)	$(99,089,143)

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

13
Invesco Select Risk: Moderate Investor Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: Moderate Investor Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: Moderate Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Select Risk: Moderate Investor Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$22,922,867
Qualified Dividend Income*	22.10%
Corporate Dividends Received Deduction*	13.68%
U.S. Treasury Obligations*	8.14%
Qualified Business Income*	0.00%
Business Interest Income*	46.70%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$11,608,958
15
Invesco Select Risk: Moderate Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Select Risk: Moderate Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-OPSMI-NCSR

Annual Financial Statements and Other Information
December 31, 2025
Invesco Select Risk: Moderately Conservative Investor Fund
Nasdaq:
A: CAAMX ■ C: CACMX ■ R: CMARX ■ S: CMASX ■ Y: CAAYX ■ R5: CMAIX ■ R6: CNSSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2025
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.06%(a)
	% of Net Assets 12/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/25	Value 12/31/25
Alternative Funds–7.24%
Invesco Dynamic Credit Opportunity Fund, Class R6	0.40%	$—	$1,097,334	$—	$(27,597)	$—	$83,366	100,483	$1,069,737
Invesco Global Real Estate Income Fund, Class R6	2.54%	6,582,713	374,523	(357,337)	299,924	(26,432)	217,602	837,197	6,873,391
Invesco Macro Allocation Strategy Fund, Class R6	—	6,760,190	58,130	(6,883,162)	1,062,935	(998,093)	58,130	—	—
Invesco Managed Futures Strategy ETF	4.30%	—	11,108,010	—	534,674	—	117,576	253,364	11,642,684
Total Alternative Funds		13,342,903	12,637,997	(7,240,499)	1,869,936	(1,024,525)	476,674		19,585,812
Domestic Equity Funds–28.65%
Invesco Discovery Mid Cap Growth Fund, Class R6	3.32%	7,511,745	2,906,842	(1,591,526)	87,186	668,368	—	264,950	8,976,521
Invesco Main Street Small Cap Fund, Class R6	3.19%	7,307,452	2,300,605	(1,289,451)	271,483	677,448	44,574	383,009	8,640,679
Invesco NASDAQ 100 ETF	6.62%	13,574,656	5,943,131	(5,274,773)	3,082,593	575,565	91,951	70,778	17,901,172
Invesco Russell 1000® Dynamic Multifactor ETF	6.83%	18,499,263	3,074,784	(5,589,530)	1,327,584	1,153,499	149,260	302,071	18,465,600
Invesco S&P 500 Revenue ETF	6.01%	—	16,451,345	(2,128,161)	1,832,769	93,544	216,952	141,917	16,249,497
Invesco S&P 500® Pure Value ETF	—	11,480,305	—	(11,840,140)	(3,446,583)	3,806,418	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	2,811,973	(2,370,502)	—	(441,471)	5,004	—	—
Invesco Value Opportunities Fund, Class R6(b)	2.68%	6,060,239	1,863,311	(1,546,311)	637,383	881,132	34,212	302,014	7,236,259
Total Domestic Equity Funds		64,433,660	35,351,991	(31,630,394)	3,792,415	7,414,503	541,953		77,469,728
Fixed Income Funds–51.61%
Invesco Core Bond Fund, Class R6	24.43%	70,561,076	4,784,913	(10,663,774)	1,426,379	(27,272)	3,024,444	11,530,303	66,081,322
Invesco Core Plus Bond Fund, Class R6	13.07%	34,477,963	2,893,415	(2,923,848)	1,258,430	(354,732)	1,660,097	3,770,194	35,351,228
Invesco Emerging Markets Sovereign Debt ETF	0.99%	4,054,497	—	(1,553,715)	271,876	(96,825)	184,640	123,538	2,675,833
Invesco Equal Weight 0-30 Year Treasury ETF	2.40%	18,636,753	—	(12,308,211)	2,678,542	(2,527,352)	354,779	235,199	6,479,732
Invesco Floating Rate ESG Fund, Class R6(b)	2.65%	8,719,093	616,576	(1,874,335)	(171,904)	(76,281)	566,761	1,103,253	7,163,308
Invesco High Yield Fund, Class R6	3.90%	8,587,731	2,601,264	(813,408)	155,780	13,711	678,095	2,936,809	10,545,078
Invesco Variable Rate Investment Grade ETF	4.17%	15,593,075	—	(4,294,529)	(70,997)	39,038	610,712	448,868	11,266,587
Total Fixed Income Funds		160,630,188	10,896,168	(34,431,820)	5,548,106	(3,029,713)	7,079,528		139,563,088
International and Global Equity Funds–11.84%
Invesco Emerging Markets ex-China Fund, Class R6(c)	—	2,074,007	333,892	(2,868,474)	(53,762)	514,337	—	—	—
Invesco Developing Markets Fund, Class R6	1.26%	1,661,925	3,305,819	(831,632)	(623,546)	907,257	30,338	100,574	3,416,510
Invesco Global Fund, Class R6	4.11%	9,649,575	3,995,462	(2,126,765)	(391,135)	2,187,489	35,442	123,897	11,125,906
Invesco Global Infrastructure Fund, Class R6	—	2,602,528	283,720	(2,659,692)	(281,189)	331,362	6,991	—	—
Invesco International Developed Dynamic Multifactor ETF	1.62%	3,491,993	543,141	(683,506)	971,795	59,013	131,540	147,111	4,382,436
Invesco International Growth Fund, Class R6(c)	0.79%	1,646,400	833,521	—	(358,527)	643,112	18,410	83,983	2,121,394
Invesco International Small-Mid Company Fund, Class R6	2.20%	4,910,254	1,883,331	(771,625)	114,078	720,964	110,536	168,603	5,943,264
Invesco RAFI Developed Markets ex-U.S. ETF(d)	1.86%	4,175,432	840,551	(1,603,864)	1,371,416	252,615	195,671	76,835	5,036,150
Total International and Global Equity Funds		30,212,114	12,019,437	(11,545,558)	749,130	5,616,149	528,928		32,025,660
Money Market Funds–0.72%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(e)	0.25%	788,387	18,031,465	(18,133,247)	—	—	19,927	686,605	686,605
Invesco Treasury Portfolio, Institutional Class, 3.64%(e)	0.47%	1,456,644	33,487,007	(33,673,404)	—	—	36,442	1,270,247	1,270,247
Total Money Market Funds		2,245,031	51,518,472	(51,806,651)	—	—	56,369		1,956,852
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $246,586,020)	100.06%	270,863,896	122,424,065	(136,654,922)	11,959,587	8,976,414	8,683,452		270,601,140

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.74%(e)(f)	—	—	28,750,463	(28,750,463)	—	—	9,403 (g)	—	—
Invesco Private Prime Fund, 3.88%(e)(f)	—	—	85,117,349	(85,117,391)	—	42	29,243 (g)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	113,867,812	(113,867,854)	—	42	38,646		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $246,586,020)	100.06%	$270,863,896	$236,291,877	$(250,522,776)	$11,959,587	$8,976,456 (h)	$8,722,098		$270,601,140
OTHER ASSETS LESS LIABILITIES	(0.06)%								(167,192)
NET ASSETS	100.00%								$270,433,948
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: Moderately Conservative Investor Fund

Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	Effective August 22, 2025, the underlying fund’s name changed.
(d)	Effective March 24, 2025, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(g)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Developing Markets Fund	$1,003,313
Invesco Discovery Mid Cap Growth Fund	606,094
Invesco Global Fund	2,188,720
Invesco Global Infrastructure Fund	276,729
Invesco International Growth Fund	643,112
Invesco International Small-Mid Company Fund	913,738
Invesco Main Street Small Cap Fund	626,858
Invesco Value Opportunities Fund	655,565
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in affiliated underlying funds, at value (Cost $246,586,020)	$270,601,140
Cash	1,718
Receivable for:
Fund shares sold	141,388
Dividends - affiliated underlying funds	519,873
Investment for trustee deferred compensation and retirement plans	65,123
Other assets	41,211
Total assets	271,370,453
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	516,635
Fund shares reacquired	201,993
Accrued fees to affiliates	112,218
Accrued other operating expenses	37,435
Trustee deferred compensation and retirement plans	68,224
Total liabilities	936,505
Net assets applicable to shares outstanding	$270,433,948
Net assets consist of:
Shares of beneficial interest	$254,202,949
Distributable earnings	16,230,999
$270,433,948
Net Assets:
Class A	$237,983,161
Class C	$15,073,287
Class R	$9,455,343
Class S	$1,569,458
Class Y	$5,868,837
Class R5	$104,511
Class R6	$379,351
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	20,753,905
Class C	1,330,568
Class R	828,243
Class S	136,699
Class Y	512,753
Class R5	9,073
Class R6	32,930
Class A:
Net asset value per share	$11.47
Maximum offering price per share (Net asset value of $11.47 ÷ 94.50%)	$12.14
Class C:
Net asset value and offering price per share	$11.33
Class R:
Net asset value and offering price per share	$11.42
Class S:
Net asset value and offering price per share	$11.48
Class Y:
Net asset value and offering price per share	$11.45
Class R5:
Net asset value and offering price per share	$11.52
Class R6:
Net asset value and offering price per share	$11.52
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Operations
For the year ended December 31, 2025
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $6,635)	$8,690,087
Interest	5,686
Total investment income	8,695,773
Expenses:
Administrative services fees	37,677
Custodian fees	1,771
Distribution fees:
Class A	585,478
Class C	149,617
Class R	51,129
Class S	2,308
Transfer agent fees — A, C, R, S and Y	270,652
Transfer agent fees — R5	98
Transfer agent fees — R6	95
Trustees’ and officers’ fees and benefits	23,703
Registration and filing fees	104,013
Reports to shareholders	28,964
Professional services fees	45,258
Other	15,364
Total expenses	1,316,127
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(8,185)
Net expenses	1,307,942
Net investment income	7,387,831
Realized and unrealized gain from:
Net realized gain from:
Affiliated underlying fund shares	2,062,327
Capital gain distributions from affiliated underlying fund shares	6,914,129
8,976,456
Change in net unrealized appreciation of affiliated underlying fund shares	11,959,587
Net realized and unrealized gain	20,936,043
Net increase in net assets resulting from operations	$28,323,874
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$7,387,831	$8,875,418
Net realized gain	8,976,456	443,618
Change in net unrealized appreciation	11,959,587	7,071,307
Net increase in net assets resulting from operations	28,323,874	16,390,343
Distributions to shareholders from distributable earnings:
Class A	(6,996,755)	(5,851,776)
Class C	(338,557)	(248,248)
Class R	(257,648)	(259,245)
Class S	(47,664)	(39,007)
Class Y	(196,147)	(183,640)
Class R5	(3,209)	(2,346)
Class R6	(10,915)	(9,264)
Total distributions from distributable earnings	(7,850,895)	(6,593,526)
Share transactions–net:
Class A	(14,408,843)	(21,642,595)
Class C	(741,898)	(745,160)
Class R	(4,085,269)	2,093,974
Class S	(48,715)	(126,278)
Class Y	(1,278,582)	(461,291)
Class R5	7,631	9,585
Class R6	(212,395)	338,106
Net increase (decrease) in net assets resulting from share transactions	(20,768,071)	(20,533,659)
Net increase (decrease) in net assets	(295,092)	(10,736,842)
Net assets:
Beginning of year	270,729,040	281,465,882
End of year	$270,433,948	$270,729,040
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: Moderately Conservative Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (e)
Class A
Year ended 12/31/25	$10.63	$0.31	$0.86	$1.17	$(0.33)	$—	$—	$(0.33)	$11.47	11.19%	$237,983	0.45%	0.45%	2.80%	27%
Year ended 12/31/24	10.26	0.34	0.29	0.63	(0.26)	—	—	(0.26)	10.63	6.17	234,440	0.47	0.47	3.25	49
Year ended 12/31/23	9.51	0.29	0.64	0.93	(0.18)	—	—	(0.18)	10.26	9.84	247,519	0.45	0.45	2.99	31
Year ended 12/31/22	11.93	0.19	(2.18)	(1.99)	(0.18)	(0.24)	(0.01)	(0.43)	9.51	(16.69)	248,677	0.44	0.44	1.83	29
Year ended 12/31/21	11.69	0.15	0.69	0.84	(0.23)	(0.37)	—	(0.60)	11.93	7.26	331,992	0.44	0.44	1.25	28
Class C
Year ended 12/31/25	10.50	0.22	0.86	1.08	(0.25)	—	—	(0.25)	11.33	10.35	15,073	1.20	1.20	2.05	27
Year ended 12/31/24	10.13	0.26	0.29	0.55	(0.18)	—	—	(0.18)	10.50	5.42	14,660	1.22	1.22	2.50	49
Year ended 12/31/23	9.40	0.22	0.61	0.83	(0.10)	—	—	(0.10)	10.13	8.89	14,878	1.20	1.20	2.24	31
Year ended 12/31/22	11.79	0.11	(2.15)	(2.04)	(0.11)	(0.24)	—	(0.35)	9.40	(17.29)	16,084	1.19	1.19	1.08	29
Year ended 12/31/21	11.55	0.06	0.68	0.74	(0.13)	(0.37)	—	(0.50)	11.79	6.53	24,758	1.19	1.19	0.50	28
Class R
Year ended 12/31/25	10.58	0.28	0.86	1.14	(0.30)	—	—	(0.30)	11.42	10.94	9,455	0.70	0.70	2.55	27
Year ended 12/31/24	10.21	0.32	0.28	0.60	(0.23)	—	—	(0.23)	10.58	5.92	12,793	0.72	0.72	3.00	49
Year ended 12/31/23	9.47	0.27	0.62	0.89	(0.15)	—	—	(0.15)	10.21	9.49	10,302	0.70	0.70	2.74	31
Year ended 12/31/22	11.88	0.16	(2.16)	(2.00)	(0.16)	(0.24)	(0.01)	(0.41)	9.47	(16.90)	8,955	0.69	0.69	1.58	29
Year ended 12/31/21	11.64	0.12	0.69	0.81	(0.20)	(0.37)	—	(0.57)	11.88	7.02	10,020	0.69	0.69	1.00	28
Class S
Year ended 12/31/25	10.64	0.32	0.86	1.18	(0.34)	—	—	(0.34)	11.48	11.29	1,569	0.35	0.35	2.90	27
Year ended 12/31/24	10.27	0.35	0.29	0.64	(0.27)	—	—	(0.27)	10.64	6.27	1,500	0.37	0.37	3.35	49
Year ended 12/31/23	9.52	0.30	0.64	0.94	(0.19)	—	—	(0.19)	10.27	9.94	1,574	0.35	0.35	3.09	31
Year ended 12/31/22	11.95	0.20	(2.19)	(1.99)	(0.19)	(0.24)	(0.01)	(0.44)	9.52	(16.66)	1,567	0.34	0.34	1.93	29
Year ended 12/31/21	11.70	0.16	0.70	0.86	(0.24)	(0.37)	—	(0.61)	11.95	7.46	2,009	0.34	0.34	1.35	28
Class Y
Year ended 12/31/25	10.61	0.34	0.86	1.20	(0.36)	—	—	(0.36)	11.45	11.48	5,869	0.20	0.20	3.05	27
Year ended 12/31/24	10.24	0.37	0.29	0.66	(0.29)	—	—	(0.29)	10.61	6.44	6,669	0.22	0.22	3.50	49
Year ended 12/31/23	9.50	0.32	0.62	0.94	(0.20)	—	—	(0.20)	10.24	10.01	6,879	0.20	0.20	3.24	31
Year ended 12/31/22	11.92	0.21	(2.17)	(1.96)	(0.21)	(0.24)	(0.01)	(0.46)	9.50	(16.49)	17,526	0.19	0.19	2.08	29
Year ended 12/31/21	11.67	0.18	0.70	0.88	(0.26)	(0.37)	—	(0.63)	11.92	7.63	12,372	0.19	0.19	1.50	28
Class R5
Year ended 12/31/25	10.67	0.34	0.87	1.21	(0.36)	—	—	(0.36)	11.52	11.53	105	0.20	0.20	3.05	27
Year ended 12/31/24	10.31	0.37	0.28	0.65	(0.29)	—	—	(0.29)	10.67	6.35	89	0.19	0.19	3.53	49
Year ended 12/31/23	9.56	0.33	0.63	0.96	(0.21)	—	—	(0.21)	10.31	10.16	77	0.12	0.12	3.32	31
Year ended 12/31/22	11.99	0.22	(2.18)	(1.96)	(0.22)	(0.24)	(0.01)	(0.47)	9.56	(16.40)	96	0.12	0.12	2.15	29
Year ended 12/31/21	11.74	0.19	0.69	0.88	(0.26)	(0.37)	—	(0.63)	11.99	7.65	109	0.15	0.15	1.54	28
Class R6
Year ended 12/31/25	10.67	0.35	0.87	1.22	(0.37)	—	—	(0.37)	11.52	11.61	379	0.13	0.13	3.12	27
Year ended 12/31/24	10.31	0.38	0.28	0.66	(0.30)	—	—	(0.30)	10.67	6.42	578	0.12	0.12	3.60	49
Year ended 12/31/23	9.56	0.33	0.63	0.96	(0.21)	—	—	(0.21)	10.31	10.16	237	0.12	0.12	3.32	31
Year ended 12/31/22	11.98	0.22	(2.17)	(1.95)	(0.22)	(0.24)	(0.01)	(0.47)	9.56	(16.33)	46	0.12	0.12	2.15	29
Year ended 12/31/21	11.74	0.19	0.68	0.87	(0.26)	(0.37)	—	(0.63)	11.98	7.56	41	0.15	0.15	1.54	28

(a)	Calculated using average shares outstanding.
(b)
Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds 0.47%, 0.48%, 0.49%, 0.49% and 0.49% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. ("Invesco" or the "Adviser"), including exchange-traded funds ("ETFs"), and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital"), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the "underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
8
Invesco Select Risk: Moderately Conservative Investor Fund

Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s
9
Invesco Select Risk: Moderately Conservative Investor Fund

long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2025, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which an underlying Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent an underlying Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact an underlying Fund’s returns, unless an underlying Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which an underlying Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent an underlying Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
An underlying Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.40%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating
10
Invesco Select Risk: Moderately Conservative Investor Fund

expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $21,089 in front-end sales commissions from the sale of Class A shares and $6,041 and $357 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2025, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,185.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
11
Invesco Select Risk: Moderately Conservative Investor Fund

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Ordinary income*	$7,850,895	$6,593,526

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$5,654,408
Net unrealized appreciation — investments	17,578,042
Temporary book/tax differences	(38,340)
Capital loss carryforward	(6,963,111)
Shares of beneficial interest	254,202,949
Total net assets	$270,433,948
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$6,963,111	$6,963,111
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $70,905,593 and $84,848,271, respectively. As of December 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$21,744,947
Aggregate unrealized (depreciation) of investments	(4,166,905)
Net unrealized appreciation of investments	$17,578,042
Cost of investments for tax purposes is $253,023,098.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on December 31, 2025, undistributed net investment income was increased by $279,259 and undistributed net realized gain (loss) was decreased by $279,259. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,480,959	$27,288,327	2,652,557	$27,996,926
Class C	360,362	3,896,030	443,386	4,613,532
Class R	254,259	2,785,751	511,900	5,392,703
Class S	293	3,200	787	8,200
Class Y	129,335	1,433,315	132,320	1,391,532
Class R5	469	5,061	744	7,854
Class R6	21,770	241,685	43,238	468,475
12
Invesco Select Risk: Moderately Conservative Investor Fund

	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	581,830	$6,439,654	507,247	$5,380,465
Class C	30,131	329,738	22,792	238,960
Class R	23,373	257,648	24,490	259,009
Class S	4,300	47,664	3,673	39,007
Class Y	15,663	172,785	15,865	168,045
Class R5	257	2,865	194	2,069
Class R6	684	7,599	592	6,302
Automatic conversion of Class C shares to Class A shares:
Class A	136,542	1,493,267	190,243	2,013,104
Class C	(138,343)	(1,493,267)	(192,727)	(2,013,104)
Reacquired:
Class A	(4,506,578)	(49,630,091)	(5,415,677)	(57,033,090)
Class C	(318,072)	(3,474,399)	(345,073)	(3,584,548)
Class R	(658,617)	(7,128,668)	(335,819)	(3,557,738)
Class S	(8,904)	(99,579)	(16,680)	(173,485)
Class Y	(261,004)	(2,884,682)	(191,194)	(2,020,868)
Class R5	(27)	(295)	(32)	(338)
Class R6	(43,676)	(461,679)	(12,711)	(136,671)
Net increase (decrease) in share activity	(1,894,994)	$(20,768,071)	(1,959,885)	$(20,533,659)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Select Risk: Moderately Conservative Investor Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: Moderately Conservative Investor Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: Moderately Conservative Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Select Risk: Moderately Conservative Investor Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Qualified Dividend Income*	14.79%
Corporate Dividends Received Deduction*	9.45%
U.S. Treasury Obligations*	14.90%
Qualified Business Income*	1.03%
Business Interest Income*	71.84%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco Select Risk: Moderately Conservative Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Select Risk: Moderately Conservative Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
CAL-NCSR

Annual Financial Statements and Other Information
December 31, 2025
Invesco Small Cap Growth Fund
Nasdaq:
A: GTSAX ■ C: GTSDX ■ R: GTSRX ■ Y: GTSYX ■ Investor: GTSIX ■ R5: GTSVX ■ R6: GTSFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
December 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–100.12%
Aerospace & Defense–6.37%
AeroVironment, Inc.(b)(c)	41,559	$10,052,706
BWX Technologies, Inc.	47,275	8,171,011
Carpenter Technology Corp.(c)	93,595	29,467,450
Embraer S.A., ADR (Brazil)	195,864	12,607,766
Kratos Defense & Security Solutions, Inc.(b)(c)	179,125	13,597,379
Rocket Lab Corp.(b)	405,767	28,306,306
		102,202,618
Apparel Retail–1.42%
Boot Barn Holdings, Inc.(b)(c)	129,487	22,850,571
Apparel, Accessories & Luxury Goods–0.59%
Kontoor Brands, Inc.	156,043	9,532,667
Application Software–2.99%
Agilysys, Inc.(b)(c)	128,047	15,217,105
Cellebrite DI Ltd. (Israel)(b)	722,301	13,023,087
D-Wave Quantum, Inc. (Canada)(b)(c)	228,338	5,971,039
InterDigital, Inc.(c)	23,606	7,515,678
Porch Group, Inc.(b)(c)	679,712	6,205,771
		47,932,680
Asset Management & Custody Banks–1.62%
Galaxy Digital, Inc.(b)(c)	330,206	7,383,406
StepStone Group, Inc., Class A	290,938	18,669,492
		26,052,898
Automotive Parts & Equipment–0.05%
Modine Manufacturing Co.(b)	6,190	826,427
Biotechnology–9.69%
ADMA Biologics, Inc.(b)	356,042	6,494,206
Ascendis Pharma A/S, ADR (Denmark)(b)	118,515	25,272,139
BridgeBio Pharma, Inc.(b)(c)	398,485	30,480,118
Halozyme Therapeutics, Inc.(b)	185,282	12,469,479
Insmed, Inc.(b)	112,137	19,516,324
Ionis Pharmaceuticals, Inc.(b)	152,122	12,034,371
Madrigal Pharmaceuticals, Inc.(b)(c)	58,680	34,171,711
Protagonist Therapeutics, Inc.(b)	111,613	9,748,279
Soleno Therapeutics, Inc.(b)(c)	114,728	5,311,906
		155,498,533
Broadline Retail–1.44%
Ollie’s Bargain Outlet Holdings, Inc.(b)	211,339	23,164,868
Building Products–1.85%
Armstrong World Industries, Inc.	71,647	13,691,742
Zurn Elkay Water Solutions Corp.	345,699	16,071,546
		29,763,288
Casinos & Gaming–1.07%
Red Rock Resorts, Inc., Class A(c)	277,193	17,172,106
Commercial & Residential Mortgage Finance–1.27%
PennyMac Financial Services, Inc.	154,595	20,381,805
Shares		Value
Communications Equipment–0.26%
Applied Optoelectronics, Inc.(b)(c)	119,313	$4,159,251
Construction & Engineering–2.49%
API Group Corp.(b)	624,179	23,881,088
Construction Partners, Inc., Class A(b)(c)	76,380	8,291,049
Sterling Infrastructure, Inc.(b)	25,442	7,791,104
		39,963,241
Construction Machinery & Heavy Transportation Equipment– 2.50%
Atmus Filtration Technologies, Inc.	451,927	23,459,530
Federal Signal Corp.	153,313	16,648,259
		40,107,789
Diversified Metals & Mining–0.91%
MP Materials Corp.(b)(c)	290,638	14,683,032
Electrical Components & Equipment–2.06%
Hammond Power Solutions, Inc. (Canada)	78,279	9,095,432
nVent Electric PLC	125,506	12,797,847
Regal Rexnord Corp.	79,681	11,180,838
		33,074,117
Electronic Equipment & Instruments–3.51%
Advanced Energy Industries, Inc.	117,420	24,584,225
Mirion Technologies, Inc.(b)(c)	801,632	18,774,222
OSI Systems, Inc.(b)(c)	50,863	12,973,117
		56,331,564
Electronic Manufacturing Services–6.13%
Fabrinet (Thailand)(b)(c)	65,218	29,692,451
Sanmina Corp.(b)	278,943	41,860,976
TTM Technologies, Inc.(b)(c)	389,251	26,858,319
		98,411,746
Environmental & Facilities Services–2.56%
Casella Waste Systems, Inc., Class A(b)(c)	183,830	18,004,310
Clean Harbors, Inc.(b)	98,273	23,043,053
		41,047,363
Financial Exchanges & Data–0.51%
Bullish (Cayman Islands)(b)(c)	216,836	8,211,579
Footwear–0.70%
Steven Madden Ltd.	269,743	11,232,099
Health Care Equipment–1.78%
Glaukos Corp.(b)	144,260	16,288,396
TransMedics Group, Inc.(b)(c)	101,184	12,309,034
		28,597,430
Health Care Facilities–1.31%
Encompass Health Corp.	197,747	20,988,867
Health Care Services–5.72%
BillionToOne, Inc.(b)(c)	61,018	4,993,713
BrightSpring Health Services, Inc.(b)	621,452	23,273,377
GeneDx Holdings Corp.(b)	101,811	13,241,539
Guardant Health, Inc.(b)	380,012	38,814,426
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Small Cap Growth Fund

Shares		Value
Health Care Services–(continued)
RadNet, Inc.(b)(c)	161,175	$11,499,836
		91,822,891
Health Care Technology–0.98%
Heartflow, Inc.(b)(c)	165,985	4,838,463
Waystar Holding Corp.(b)	330,693	10,830,195
		15,668,658
Heavy Electrical Equipment–0.56%
Bloom Energy Corp., Class A(b)	103,259	8,972,174
Homebuilding–0.64%
Cavco Industries, Inc.(b)(c)	17,363	10,257,019
Hotels, Resorts & Cruise Lines–1.47%
Travel + Leisure Co.	221,729	15,638,546
Wyndham Hotels & Resorts, Inc.(c)	106,466	8,044,571
		23,683,117
Independent Power Producers & Energy Traders–1.75%
Talen Energy Corp.(b)	75,029	28,123,870
Industrial Machinery & Supplies & Components–7.10%
Enpro, Inc.	90,665	19,414,096
ESCO Technologies, Inc.	102,978	20,120,871
Mueller Industries, Inc.	183,521	21,068,211
RBC Bearings, Inc.(b)	49,651	22,264,998
SPX Technologies, Inc.(b)	155,478	31,104,929
		113,973,105
Interactive Media & Services–0.77%
CarGurus, Inc.(b)	320,533	12,292,441
Investment Banking & Brokerage–3.24%
Evercore, Inc., Class A	63,693	21,671,543
Piper Sandler Cos.	89,192	30,299,415
		51,970,958
Leisure Facilities–0.85%
Planet Fitness, Inc., Class A(b)(c)	126,400	13,710,608
Life Sciences Tools & Services–1.12%
Adaptive Biotechnologies Corp.(b)(c)	266,270	4,324,225
BioLife Solutions, Inc.(b)(c)	562,205	13,594,117
		17,918,342
Managed Health Care–1.92%
Alignment Healthcare, Inc.(b)	850,869	16,804,663
HealthEquity, Inc.(b)	152,204	13,943,408
		30,748,071
Oil & Gas Equipment & Services–1.09%
TechnipFMC PLC (United Kingdom)	391,453	17,443,146
Oil & Gas Exploration & Production–0.80%
Antero Resources Corp.(b)	372,981	12,852,925
Other Specialty Retail–0.46%
Academy Sports & Outdoors, Inc.(c)	146,856	7,336,926
Packaged Foods & Meats–0.58%
Post Holdings, Inc.(b)(c)	93,457	9,256,916
Shares		Value
Pharmaceuticals–1.83%
Axsome Therapeutics, Inc.(b)	161,105	$29,424,217
Property & Casualty Insurance–0.86%
Palomar Holdings, Inc.(b)	65,424	8,816,538
Root, Inc., Class A(b)(c)	68,705	4,962,562
		13,779,100
Regional Banks–1.17%
Bancorp, Inc. (The)(b)(c)	278,416	18,798,648
Restaurants–0.29%
Dutch Bros, Inc., Class A(b)(c)	75,682	4,633,252
Semiconductor Materials & Equipment–2.60%
MKS, Inc.	103,656	16,564,229
Nova Ltd. (Israel)(b)	76,581	25,148,434
		41,712,663
Semiconductors–6.88%
Impinj, Inc.(b)(c)	154,587	26,899,684
Lattice Semiconductor Corp.(b)(c)	323,791	23,824,542
MACOM Technology Solutions Holdings, Inc.(b)	214,364	36,716,266
Rambus, Inc.(b)	228,539	21,000,448
Rigetti Computing, Inc.(b)	58,075	1,286,361
SiTime Corp.(b)	2,231	787,967
		110,515,268
Specialty Chemicals–0.76%
Element Solutions, Inc.	488,373	12,204,441
Systems Software–0.97%
JFrog Ltd.(b)	248,410	15,515,689
Technology Hardware, Storage & Peripherals–0.09%
IonQ, Inc.(b)(c)	32,949	1,478,422
Trading Companies & Distributors–2.02%
Applied Industrial Technologies, Inc.	62,163	15,961,593
FTAI Aviation Ltd.	83,614	16,459,416
		32,421,009
Transaction & Payment Processing Services–0.52%
Paymentus Holdings, Inc., Class A(b)	265,018	8,371,919
Total Common Stocks & Other Equity Interests (Cost $1,205,894,769)		1,607,072,334
Money Market Funds–0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e)	127,363	127,363
Invesco Treasury Portfolio, Institutional Class, 3.64%(d)(e)	236,527	236,527
Total Money Market Funds (Cost $363,890)		363,890
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $1,206,258,659)		1,607,436,224
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–14.66%
Invesco Private Government Fund, 3.74%(d)(e)(f)	64,917,107	64,917,107
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Small Cap Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.88%(d)(e)(f)	170,413,800	$170,464,924
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $235,382,031)		235,382,031
TOTAL INVESTMENTS IN SECURITIES–114.80% (Cost $1,441,640,690)		1,842,818,255
OTHER ASSETS LESS LIABILITIES—(14.80)%		(237,576,677)
NET ASSETS–100.00%		$1,605,241,578
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value December 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,607,249	$188,134,060	$(201,613,946)	$-	$-	$127,363	$289,152
Invesco Treasury Portfolio, Institutional Class	25,257,479	349,391,826	(374,412,778)	-	-	236,527	531,791
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,491,549	562,379,302	(547,953,744)	-	-	64,917,107	2,518,916*
Invesco Private Prime Fund	131,156,686	1,211,950,823	(1,172,644,767)	-	2,182	170,464,924	6,837,605*
Total	$220,512,963	$2,311,856,011	$(2,296,625,235)	$-	$2,182	$235,745,921	$10,177,464

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Small Cap Growth Fund

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $1,205,894,769)*	$1,607,072,334
Investments in affiliated money market funds, at value (Cost $235,745,921)	235,745,921
Cash	780
Receivable for:
Investments sold	128,340
Fund shares sold	613,651
Dividends	235,291
Investment for trustee deferred compensation and retirement plans	420,833
Other assets	45,550
Total assets	1,844,262,700
Liabilities:
Payable for:
Fund shares reacquired	2,395,936
Collateral upon return of securities loaned	235,382,031
Accrued fees to affiliates	666,558
Accrued other operating expenses	138,465
Trustee deferred compensation and retirement plans	438,132
Total liabilities	239,021,122
Net assets applicable to shares outstanding	$1,605,241,578
Net assets consist of:
Shares of beneficial interest	$1,192,606,671
Distributable earnings	412,634,907
$1,605,241,578
Net Assets:
Class A	$459,127,436
Class C	$3,760,435
Class R	$44,962,586
Class Y	$87,143,121
Investor Class	$133,649,593
Class R5	$432,169,266
Class R6	$444,429,141
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	16,242,757
Class C	567,565
Class R	1,966,094
Class Y	2,803,743
Investor Class	4,219,034
Class R5	11,453,366
Class R6	11,573,202
Class A:
Net asset value per share	$28.27
Maximum offering price per share (Net asset value of $28.27 ÷ 94.50%)	$29.92
Class C:
Net asset value and offering price per share	$6.63
Class R:
Net asset value and offering price per share	$22.87
Class Y:
Net asset value and offering price per share	$31.08
Investor Class:
Net asset value and offering price per share	$31.68
Class R5:
Net asset value and offering price per share	$37.73
Class R6:
Net asset value and offering price per share	$38.40

*	At December 31, 2025, securities with an aggregate value of $226,404,952 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Small Cap Growth Fund

Statement of Operations
For the year ended December 31, 2025
Investment income:
Dividends (net of foreign withholding taxes of $32,498)	$5,992,080
Dividends from affiliated money market funds (includes net securities lending income of $560,331)	1,381,274
Total investment income	7,373,354
Expenses:
Advisory fees	12,063,905
Administrative services fees	251,236
Distribution fees:
Class A	1,159,512
Class C	40,479
Class R	234,300
Investor Class	258,296
Transfer agent fees — A, C, R, Y and Investor	1,390,644
Transfer agent fees — R5	495,504
Transfer agent fees — R6	151,409
Trustees’ and officers’ fees and benefits	35,045
Registration and filing fees	113,552
Reports to shareholders	72,216
Professional services fees	70,747
Other	16,075
Total expenses	16,352,920
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(22,372)
Net expenses	16,330,548
Net investment income (loss)	(8,957,194)
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	188,316,143
Affiliated investment securities	2,182
Foreign currencies	15,870
188,334,195
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(88,550,199)
Foreign currencies	3
(88,550,196)
Net realized and unrealized gain	99,783,999
Net increase in net assets resulting from operations	$90,826,805
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Small Cap Growth Fund

Statement of Changes in Net Assets
For the years ended December 31, 2025 and 2024
	2025	2024
Operations:
Net investment income (loss)	$(8,957,194)	$(9,107,345)
Net realized gain	188,334,195	252,323,804
Change in net unrealized appreciation (depreciation)	(88,550,196)	67,170,599
Net increase in net assets resulting from operations	90,826,805	310,387,058
Distributions to shareholders from distributable earnings:
Class A	(43,796,244)	—
Class C	(1,173,844)	—
Class R	(5,182,454)	—
Class Y	(7,691,030)	—
Investor Class	(11,559,696)	—
Class R5	(31,733,099)	—
Class R6	(31,813,504)	—
Total distributions from distributable earnings	(132,949,871)	—
Share transactions–net:
Class A	(28,232,225)	(79,666,284)
Class C	(314,345)	(1,632,267)
Class R	(4,602,154)	(12,548,962)
Class Y	(20,102,207)	(27,606,027)
Investor Class	(16,152,720)	(19,144,652)
Class R5	(158,176,798)	(145,526,573)
Class R6	(114,985,316)	(131,868,797)
Net increase (decrease) in net assets resulting from share transactions	(342,565,765)	(417,993,562)
Net increase (decrease) in net assets	(384,688,831)	(107,606,504)
Net assets:
Beginning of year	1,989,930,409	2,097,536,913
End of year	$1,605,241,578	$1,989,930,409
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Small Cap Growth Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 12/31/25	$29.57	$(0.21)	$1.86	$1.65	$(2.95)	$28.27	5.69%	$459,127	1.17%	1.17%	(0.75)%	85%
Year ended 12/31/24	25.45	(0.19)	4.31	4.12	—	29.57	16.19	507,532	1.17	1.17	(0.68)	55
Year ended 12/31/23	22.59	(0.14)	3.00	2.86	—	25.45	12.66	510,293	1.17	1.17	(0.58)	55
Year ended 12/31/22	36.33	(0.14)	(12.79)	(12.93)	(0.81)	22.59	(35.60)	541,922	1.16	1.16	(0.54)	44
Year ended 12/31/21	47.78	(0.43)	3.12	2.69	(14.14)	36.33	7.33	988,307	1.14	1.14	(0.86)	35
Class C
Year ended 12/31/25	9.16	(0.13)	0.55	0.42	(2.95)	6.63	4.96 (d)	3,760	1.88 (d)	1.88 (d)	(1.46)(d)	85
Year ended 12/31/24	7.94	(0.12)	1.34	1.22	—	9.16	15.37 (d)	5,141	1.84 (d)	1.84 (d)	(1.35)(d)	55
Year ended 12/31/23	7.09	(0.09)	0.94	0.85	—	7.94	11.99 (d)	5,930	1.87 (d)	1.87 (d)	(1.28)(d)	55
Year ended 12/31/22	12.36	(0.11)	(4.35)	(4.46)	(0.81)	7.09	(36.10)	7,123	1.91	1.91	(1.29)	44
Year ended 12/31/21	25.63	(0.41)	1.28	0.87	(14.14)	12.36	6.55 (d)	15,850	1.86 (d)	1.86 (d)	(1.58)(d)	35
Class R
Year ended 12/31/25	24.52	(0.24)	1.54	1.30	(2.95)	22.87	5.43	44,963	1.42	1.42	(1.00)	85
Year ended 12/31/24	21.16	(0.21)	3.57	3.36	—	24.52	15.88	52,481	1.42	1.42	(0.93)	55
Year ended 12/31/23	18.82	(0.16)	2.50	2.34	—	21.16	12.43	56,945	1.42	1.42	(0.83)	55
Year ended 12/31/22	30.57	(0.17)	(10.77)	(10.94)	(0.81)	18.82	(35.79)	63,161	1.41	1.41	(0.79)	44
Year ended 12/31/21	42.52	(0.50)	2.69	2.19	(14.14)	30.57	7.07	112,217	1.39	1.39	(1.11)	35
Class Y
Year ended 12/31/25	32.15	(0.15)	2.03	1.88	(2.95)	31.08	5.95	87,143	0.92	0.92	(0.50)	85
Year ended 12/31/24	27.60	(0.13)	4.68	4.55	—	32.15	16.49	111,480	0.92	0.92	(0.43)	55
Year ended 12/31/23	24.44	(0.08)	3.24	3.16	—	27.60	12.93	122,467	0.92	0.92	(0.33)	55
Year ended 12/31/22	39.11	(0.08)	(13.78)	(13.86)	(0.81)	24.44	(35.44)	129,518	0.91	0.91	(0.29)	44
Year ended 12/31/21	50.24	(0.32)	3.33	3.01	(14.14)	39.11	7.61	274,782	0.89	0.89	(0.61)	35
Investor Class
Year ended 12/31/25	32.78	(0.22)	2.07	1.85	(2.95)	31.68	5.74 (e)	133,650	1.11 (e)	1.11 (e)	(0.69)(e)	85
Year ended 12/31/24	28.20	(0.20)	4.78	4.58	—	32.78	16.24 (e)	154,280	1.14 (e)	1.14 (e)	(0.65)(e)	55
Year ended 12/31/23	25.01	(0.13)	3.32	3.19	—	28.20	12.75 (e)	150,258	1.10 (e)	1.10 (e)	(0.51)(e)	55
Year ended 12/31/22	40.08	(0.14)	(14.12)	(14.26)	(0.81)	25.01	(35.58)(e)	144,075	1.13 (e)	1.13 (e)	(0.51)(e)	44
Year ended 12/31/21	51.24	(0.42)	3.40	2.98	(14.14)	40.08	7.41 (e)	246,961	1.05 (e)	1.05 (e)	(0.77)(e)	35
Class R5
Year ended 12/31/25	38.40	(0.15)	2.43	2.28	(2.95)	37.73	6.02	432,169	0.83	0.83	(0.41)	85
Year ended 12/31/24	32.93	(0.12)	5.59	5.47	—	38.40	16.61	599,328	0.82	0.82	(0.33)	55
Year ended 12/31/23	29.12	(0.07)	3.88	3.81	—	32.93	13.08	648,606	0.82	0.82	(0.23)	55
Year ended 12/31/22	46.32	(0.06)	(16.33)	(16.39)	(0.81)	29.12	(35.39)	737,830	0.81	0.81	(0.19)	44
Year ended 12/31/21	56.89	(0.31)	3.88	3.57	(14.14)	46.32	7.71	1,445,168	0.79	0.79	(0.51)	35
Class R6
Year ended 12/31/25	39.00	(0.13)	2.48	2.35	(2.95)	38.40	6.11	444,429	0.76	0.76	(0.34)	85
Year ended 12/31/24	33.43	(0.10)	5.67	5.57	—	39.00	16.66	559,689	0.76	0.76	(0.27)	55
Year ended 12/31/23	29.54	(0.05)	3.94	3.89	—	33.43	13.17	603,038	0.75	0.75	(0.16)	55
Year ended 12/31/22	46.94	(0.04)	(16.55)	(16.59)	(0.81)	29.54	(35.35)	653,838	0.74	0.74	(0.12)	44
Year ended 12/31/21	57.42	(0.26)	3.92	3.66	(14.14)	46.94	7.80	948,527	0.70	0.70	(0.42)	35

(a)	Based on average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.96%, 0.92%, 0.95% and 0.97% for the year ended December 31, 2025, 2024, 2023 and 2021, respectively.

(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.19%, 0.22%, 0.18%, 0.22% and
0.16% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Small Cap Growth Fund

Notes to Financial Statements
December 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund’s shares are offered on a limited basis to certain investors.
Investor Class shares and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
9
Invesco Small Cap Growth Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
10
Invesco Small Cap Growth Fund

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2025, the Fund paid the Adviser $26,097 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.700%
Next $500 million	0.675%
Over $1.5 billion	0.650%
For the year ended December 31, 2025, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2025, the Adviser waived advisory fees of $22,070.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, and Investor shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C,Class R and Investor shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares and up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2025, IDI advised the Fund that IDI retained $13,073 in front-end sales commissions from the sale of Class A shares and $260 and $74 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended December 31, 2025, the Fund incurred $80,105 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
11
Invesco Small Cap Growth Fund

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,607,072,334	$—	$—	$1,607,072,334
Money Market Funds	363,890	235,382,031	—	235,745,921
Total Investments	$1,607,436,224	$235,382,031	$—	$1,842,818,255
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $302.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2025 and 2024:
	2025	2024
Long-term capital gain	$132,949,871	$—

Tax Components of Net Assets at Period-End:
2025
Undistributed long-term capital gain	$15,787,180
Net unrealized appreciation — investments	397,075,052
Net unrealized appreciation — foreign currencies	36
Temporary book/tax differences	(227,361)
Shares of beneficial interest	1,192,606,671
Total net assets	$1,605,241,578
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and passive foreign investment companies.
12
Invesco Small Cap Growth Fund

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2025 was $1,463,307,441 and $1,909,077,226, respectively. As of December 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$436,614,756
Aggregate unrealized (depreciation) of investments	(39,539,704)
Net unrealized appreciation of investments	$397,075,052
Cost of investments for tax purposes is $1,445,743,203.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of passive foreign investment companies, net operating losses and equalization, on December 31, 2025, undistributed net investment income (loss) was increased by $12,305,488, undistributed net realized gain was decreased by $14,997,769 and shares of beneficial interest was increased by $2,692,281. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,117,834	$32,347,216	1,285,869	$35,974,233
Class C	50,123	437,973	56,077	482,603
Class R	364,030	8,655,760	331,697	7,664,175
Class Y	537,978	16,994,218	931,467	28,995,514
Investor Class	283,871	8,755,107	460,107	14,361,746
Class R5	889,478	33,266,595	1,449,705	52,474,115
Class R6	2,860,709	109,392,994	2,833,674	104,677,241
Issued as reinvestment of dividends:
Class A	1,521,444	42,585,215	-	-
Class C	175,092	1,148,604	-	-
Class R	228,794	5,182,173	-	-
Class Y	232,887	7,168,253	-	-
Investor Class	343,845	10,786,413	-	-
Class R5	848,753	31,709,408	-	-
Class R6	821,986	31,251,922	-	-
Automatic conversion of Class C shares to Class A shares:
Class A	20,429	585,454	29,792	837,407
Class C	(66,967)	(585,454)	(95,839)	(837,407)
Reacquired:
Class A	(3,579,686)	(103,750,110)	(4,204,748)	(116,477,924)
Class C	(152,125)	(1,315,468)	(146,021)	(1,277,463)
Class R	(766,675)	(18,440,087)	(883,222)	(20,213,137)
Class Y	(1,434,179)	(44,264,678)	(1,901,340)	(56,601,541)
Investor Class	(1,115,424)	(35,694,240)	(1,081,760)	(33,506,398)
Class R5	(5,891,965)	(223,152,801)	(5,539,214)	(198,000,688)
Class R6	(6,458,797)	(255,630,232)	(6,524,303)	(236,546,038)
Net increase (decrease) in share activity	(9,168,565)	$(342,565,765)	(12,998,059)	$(417,993,562)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Small Cap Growth Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Small Cap Growth Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 19, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Small Cap Growth Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$144,610,871
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco Small Cap Growth Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Small Cap Growth Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
SCG-NCSR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Growth Series (Invesco Growth Series)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: March 5, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: March 5, 2026